Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a) (77.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,649,237	$1,649,000	$1,649,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,649,000)		1,649,000
TOTAL INVESTMENT SECURITIES
(Cost $1,649,000) - 77.5%		1,649,000
Net other assets (liabilities) - 22.5%		479,482
NET ASSETS - 100.0%		$2,128,482

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	18	1/2/24	$(1,880,156)	$33,876

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at October 31, 2023(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 41	Daily	5.00%	12/20/2028	5.19%	$2,129,000	$12,962	$(19,453)	$32,415	$(6,383)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Access Flex High Yield ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

U.S. Treasury Obligation  (62.5%)

	Principal Amount	Value
U.S. Treasury Notes, 4.63%, 9/30/28	$3,305,000	$3,274,661
TOTAL U.S. TREASURY OBLIGATION
(Cost $3,304,987)		3,274,661

Repurchase Agreements(a) (29.1%)
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,524,219	1,524,000	1,524,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,524,000)		1,524,000
TOTAL INVESTMENT SECURITIES
(Cost $4,828,987) - 91.6%		4,798,661
Net other assets (liabilities) - 8.4%		441,809
NET ASSETS - 100.0%		$5,240,470

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	3	1/2/24	$313,359	$(4,068)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at October 31, 2023(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 41	Daily	5.00%	12/20/2028	5.15%	$4,735,000	$(28,890)	$38,945	$(67,835)	$12,090

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (76.8%)

	Shares	Value
Ameris Bancorp (Banks)	842	$31,407
Apollo Global Management, Inc. (Financial Services)	864	66,908
Associated Banc-Corp. (Banks)	3,319	53,801
Atlantic Union Bankshares Corp. (Banks)	856	24,661
Axos Financial, Inc.* (Banks)	866	31,202
Bank of America Corp. (Banks)	2,676	70,486
Bank of Hawaii Corp.(a) (Banks)	1,498	73,986
Bank OZK (Banks)	1,968	70,474
BankUnited, Inc. (Banks)	1,822	39,738
Banner Corp. (Banks)	403	17,011
BOK Financial Corp. (Banks)	411	26,929
Cadence Bank (Banks)	2,874	60,871
Cathay General Bancorp (Banks)	611	20,719
Citigroup, Inc. (Banks)	1,870	73,846
Citizens Financial Group, Inc. (Banks)	2,773	64,971
Columbia Banking System, Inc. (Banks)	3,726	73,290
Comerica, Inc. (Banks)	1,625	64,025
Commerce Bancshares, Inc. (Banks)	1,226	53,772
Community Bank System, Inc. (Banks)	902	36,035
Corebridge Financial, Inc. (Financial Services)	4,074	81,481
Cullen/Frost Bankers, Inc. (Banks)	818	74,429
CVB Financial Corp. (Banks)	2,425	37,879
East West Bancorp, Inc. (Banks)	1,418	76,032
Eastern Bankshares, Inc. (Banks)	1,478	16,273
Equitable Holdings, Inc. (Financial Services)	2,665	70,809
Essent Group, Ltd. (Financial Services)	878	41,477
F.N.B. Corp. (Banks)	4,789	51,194
Fifth Third Bancorp (Banks)	2,873	68,119
First Bancorp (Banks)	2,577	34,403
First Citizens BancShares, Inc. - Class A (Banks)	57	78,701
First Financial Bancorp (Banks)	660	12,210
First Financial Bankshares, Inc. (Banks)	1,027	24,699
First Hawaiian, Inc. (Banks)	1,852	33,206
First Horizon Corp. (Banks)	6,414	68,955
First Interstate BancSystem, Inc. - Class A (Banks)	1,651	38,089
First Merchants Corp. (Banks)	491	13,409
Fulton Financial Corp. (Banks)	2,538	32,969
Glacier Bancorp, Inc. (Banks)	1,645	49,663
Hancock Whitney Corp. (Banks)	1,265	43,554
Hilltop Holdings, Inc. (Banks)	678	18,726
Home BancShares, Inc. (Banks)	2,184	44,663
Huntington Bancshares, Inc. (Banks)	6,981	67,367
Independent Bank Corp. (Banks)	486	23,717
Independent Bank Group, Inc. (Banks)	533	18,842
International Bancshares Corp. (Banks)	424	18,584
Jackson Financial, Inc. - Class A (Financial Services)	1,410	51,761
JPMorgan Chase & Co. (Banks)	527	73,285
KeyCorp (Banks)	6,745	68,934
Lakeland Financial Corp. (Banks)	282	13,889
M&T Bank Corp. (Banks)	623	70,243
MGIC Investment Corp. (Financial Services)	3,793	63,874
Mr. Cooper Group, Inc.* (Financial Services)	1,226	69,306
New York Community Bancorp, Inc. (Banks)	6,388	60,558
NMI Holdings, Inc.* - Class A (Financial Services)	806	22,044
Northern Trust Corp. (Capital Markets)	994	65,515
Old National Bancorp (Banks)	4,217	57,773
Pacific Premier Bancorp, Inc. (Banks)	1,028	19,532
PennyMac Financial Services, Inc. (Financial Services)	565	37,968
Pinnacle Financial Partners, Inc. (Banks)	1,094	68,222
Popular, Inc. (Banks)	855	55,609
Prosperity Bancshares, Inc. (Banks)	1,351	73,684
Radian Group, Inc. (Financial Services)	2,377	60,233
Regions Financial Corp. (Banks)	4,235	61,535
Renasant Corp. (Banks)	490	11,951
Seacoast Banking Corp. of Florida (Banks)	1,143	23,100
ServisFirst Bancshares, Inc. (Banks)	441	20,798
Simmons First National Corp. - Class A (Banks)	1,152	16,370
SouthState Corp. (Banks)	965	63,787
Synovus Financial Corp. (Banks)	2,527	65,879
Texas Capital Bancshares, Inc.* (Banks)	727	40,029
The Bank of New York Mellon Corp. (Capital Markets)	1,694	71,995
The PNC Financial Services Group, Inc. (Banks)	649	74,290
Triumph Financial, Inc.* (Banks)	295	18,364
Truist Financial Corp. (Banks)	2,548	72,261
Trustmark Corp. (Banks)	549	11,040
U.S. Bancorp (Banks)	2,102	67,012
UMB Financial Corp. (Banks)	829	51,995
United Bankshares, Inc. (Banks)	2,034	57,847
United Community Banks, Inc. (Banks)	1,228	27,127
Valley National Bancorp (Banks)	7,786	60,575
Voya Financial, Inc. (Financial Services)	1,120	74,782
Walker & Dunlop, Inc. (Financial Services)	400	25,920
Washington Federal, Inc. (Banks)	1,008	24,877
Webster Financial Corp. (Banks)	1,829	69,447
Wells Fargo & Co. (Banks)	1,851	73,614
WesBanco, Inc. (Banks)	412	10,049
Western Alliance Bancorp (Banks)	1,573	64,650
Wintrust Financial Corp. (Banks)	948	70,806
WSFS Financial Corp. (Banks)	510	18,054
Zions Bancorp NA (Banks)	2,174	67,068
TOTAL COMMON STOCKS
(Cost $3,529,414)		4,341,234

Repurchase Agreements(b)(c) (21.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,187,171	$1,187,000	$1,187,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,187,000)		1,187,000

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Collateral for Securities Loaned(d) (1.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	75,599	$75,599
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $75,599)		75,599
TOTAL INVESTMENT SECURITIES
(Cost $4,792,013) - 99.1%		5,603,833
Net other assets (liabilities) - 0.9%		52,309
NET ASSETS - 100.0%		$5,656,142

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $73,937.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $565,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	11/24/23	5.93%	$2,322,040	$43,518
S&P Banks Select Industry Index	UBS AG	11/24/23	5.78%	1,819,998	28,607
				$4,142,038	$72,125

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Banks	$3,537,162	62.6%
Capital Markets	137,509	2.4%
Financial Services	666,563	11.8%
Other **	1,314,908	23.2%
Total	$5,656,142	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (102.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $10,013,438	$10,012,000	$10,012,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,012,000)		10,012,000
TOTAL INVESTMENT SECURITIES
(Cost $10,012,000) - 102.8%		10,012,000
Net other assets (liabilities) - (2.8)%		(271,402)
NET ASSETS - 100.0%		$9,740,598

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $1,399,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	12/18/23	$(421,225)	$30,811

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/23	(5.68)%	$(3,787,001)	$(81,130)
S&P 500	UBS AG	11/27/23	(5.48)%	(5,531,622)	(98,375)
				$(9,318,623)	$(179,505)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $76,690,017	$76,679,000	$76,679,000
TOTAL REPURCHASE AGREEMENTS
(Cost $76,679,000)		76,679,000
TOTAL INVESTMENT SECURITIES
(Cost $76,679,000) - 99.7%		76,679,000
Net other assets (liabilities) - 0.3%		246,417
NET ASSETS - 100.0%		$76,925,417

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $21,975,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	11/24/23	5.93%	$50,148,317	$332,537
S&P Biotechnology Select Industry Index	UBS AG	11/24/23	5.93%	65,244,905	217,132
				$115,393,222	$549,669

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (69.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	482	$43,838
A.O. Smith Corp. (Building Products)	109	7,604
Abbott Laboratories (Health Care Equipment & Supplies)	1,514	143,148
AbbVie, Inc. (Biotechnology)	1,539	217,276
Accenture PLC - Class A (IT Services)	550	163,399
Adobe, Inc.* (Software)	398	211,760
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,410	138,885
Aflac, Inc. (Insurance)	472	36,868
Agilent Technologies, Inc. (Life Sciences Tools & Services)	257	26,566
Air Products and Chemicals, Inc. (Chemicals)	193	54,510
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	372	44,004
Akamai Technologies, Inc.* (IT Services)	132	13,640
Alaska Air Group, Inc.* (Passenger Airlines)	111	3,511
Albemarle Corp. (Chemicals)	102	12,932
Alexandria Real Estate Equities, Inc. (Office REITs)	136	12,666
Align Technology, Inc.* (Health Care Equipment & Supplies)	62	11,445
Allegion PLC (Building Products)	77	7,574
Alliant Energy Corp. (Electric Utilities)	221	10,783
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,174	641,990
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,401	551,445
Altria Group, Inc. (Tobacco)	1,547	62,143
Amazon.com, Inc.* (Broadline Retail)	7,920	1,054,074
Amcor PLC (Containers & Packaging)	1,283	11,406
Ameren Corp. (Multi-Utilities)	229	17,338
American Airlines Group, Inc.* (Passenger Airlines)	569	6,344
American Electric Power Co., Inc. (Electric Utilities)	449	33,917
American Express Co. (Consumer Finance)	507	74,037
American International Group, Inc. (Insurance)	621	38,074
American Tower Corp. (Specialized REITs)	407	72,522
American Water Works Co., Inc. (Water Utilities)	170	20,001
Ameriprise Financial, Inc. (Capital Markets)	89	27,997
AmerisourceBergen Corp. (Health Care Providers & Services)	145	26,847
AMETEK, Inc. (Electrical Equipment)	202	28,436
Amgen, Inc. (Biotechnology)	466	119,156
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	520	41,887
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	437	68,753
ANSYS, Inc.* (Software)	76	21,148
Aon PLC - Class A (Insurance)	177	54,764
APA Corp. (Oil, Gas & Consumable Fuels)	268	10,645
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,818	2,188,930
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	733	97,013
Aptiv PLC* (Automobile Components)	246	21,451
Arch Capital Group, Ltd.* (Insurance)	326	28,258
Archer-Daniels-Midland Co. (Food Products)	467	33,423
Arista Networks, Inc.* (Communications Equipment)	219	43,881
Arthur J. Gallagher & Co. (Insurance)	188	44,272
Assurant, Inc. (Insurance)	47	6,998
AT&T, Inc. (Diversified Telecommunication Services)	6,236	96,034
Atmos Energy Corp. (Gas Utilities)	130	13,996
Autodesk, Inc.* (Software)	186	36,759
Automatic Data Processing, Inc. (Professional Services)	359	78,340
AutoZone, Inc.* (Specialty Retail)	16	39,634
AvalonBay Communities, Inc. (Residential REITs)	124	20,551
Avery Dennison Corp. (Containers & Packaging)	70	12,185
Axon Enterprise, Inc.* (Aerospace & Defense)	61	12,474
Baker Hughes Co. (Energy Equipment & Services)	880	30,290
Ball Corp. (Containers & Packaging)	274	13,193
Bank of America Corp. (Banks)	6,029	158,804
Bath & Body Works, Inc. (Specialty Retail)	199	5,900
Baxter International, Inc. (Health Care Equipment & Supplies)	441	14,302
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	253	63,953
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,590	542,716
Best Buy Co., Inc. (Specialty Retail)	170	11,359
Biogen, Inc.* (Biotechnology)	126	29,930
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	18	4,955
Bio-Techne Corp. (Life Sciences Tools & Services)	137	7,484
BlackRock, Inc. (Capital Markets)	122	74,698
Blackstone, Inc. - Class A (Capital Markets)	619	57,165
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	31	86,476
BorgWarner, Inc. (Automobile Components)	205	7,565
Boston Properties, Inc. (Office REITs)	126	6,750
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,277	65,370
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,822	93,888
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	359	302,052
Broadridge Financial Solutions, Inc. (Professional Services)	103	17,576
Brown & Brown, Inc. (Insurance)	205	14,231
Brown-Forman Corp. - Class B (Beverages)	160	8,986
Bunge, Ltd. (Food Products)	131	13,883
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	101	8,265
Cadence Design Systems, Inc.* (Software)	237	56,844
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	188	7,499
Camden Property Trust (Residential REITs)	93	7,894
Campbell Soup Co. (Food Products)	171	6,910
Capital One Financial Corp. (Consumer Finance)	333	33,730
Cardinal Health, Inc. (Health Care Providers & Services)	222	20,202
CarMax, Inc.* (Specialty Retail)	138	8,430
Carnival Corp.* (Hotels, Restaurants & Leisure)	878	10,062
Carrier Global Corp. (Building Products)	731	34,839

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Catalent, Inc.* (Pharmaceuticals)	157	$5,399
Caterpillar, Inc. (Machinery)	445	100,592
Cboe Global Markets, Inc. (Capital Markets)	92	15,078
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	270	18,722
CDW Corp. (Electronic Equipment, Instruments & Components)	117	23,447
Celanese Corp. (Chemicals)	88	10,077
Centene Corp.* (Health Care Providers & Services)	473	32,628
CenterPoint Energy, Inc. (Multi-Utilities)	549	14,757
Ceridian HCM Holding, Inc.* (Professional Services)	136	8,705
CF Industries Holdings, Inc. (Chemicals)	168	13,403
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	45	7,576
Charter Communications, Inc.* - Class A (Media)	88	35,446
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,547	225,444
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	24	46,613
Chubb, Ltd. (Insurance)	359	77,049
Church & Dwight Co., Inc. (Household Products)	214	19,461
Cincinnati Financial Corp. (Insurance)	137	13,655
Cintas Corp. (Commercial Services & Supplies)	76	38,541
Cisco Systems, Inc. (Communications Equipment)	3,553	185,217
Citigroup, Inc. (Banks)	1,679	66,304
Citizens Financial Group, Inc. (Banks)	411	9,630
CME Group, Inc. (Capital Markets)	314	67,026
CMS Energy Corp. (Multi-Utilities)	254	13,802
Cognizant Technology Solutions Corp. - Class A (IT Services)	441	28,431
Colgate-Palmolive Co. (Household Products)	721	54,162
Comcast Corp. - Class A (Media)	3,589	148,189
Comerica, Inc. (Banks)	115	4,531
Conagra Brands, Inc. (Food Products)	416	11,382
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,045	124,146
Consolidated Edison, Inc. (Multi-Utilities)	301	26,425
Constellation Brands, Inc. - Class A (Beverages)	140	32,781
Constellation Energy Corp. (Electric Utilities)	280	31,618
Copart, Inc.* (Commercial Services & Supplies)	758	32,988
Corning, Inc. (Electronic Equipment, Instruments & Components)	669	17,902
Corteva, Inc. (Chemicals)	618	29,751
CoStar Group, Inc.* (Real Estate Management & Development)	356	26,134
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	387	213,794
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	660	18,150
Crown Castle, Inc. (Specialized REITs)	379	35,239
CSX Corp. (Ground Transportation)	1,749	52,208
Cummins, Inc. (Machinery)	123	26,605
CVS Health Corp. (Health Care Providers & Services)	1,120	77,291
D.R. Horton, Inc. (Household Durables)	265	27,666
Danaher Corp. (Life Sciences Tools & Services)	573	110,027
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	106	15,426
DaVita, Inc.* (Health Care Providers & Services)	47	3,630
Deere & Co. (Machinery)	238	86,956
Delta Air Lines, Inc. (Passenger Airlines)	561	17,532
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	184	5,595
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	559	26,033
Dexcom, Inc.* (Health Care Equipment & Supplies)	338	30,025
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	156	25,010
Digital Realty Trust, Inc. (Specialized REITs)	264	32,831
Discover Financial Services (Consumer Finance)	218	17,893
Dollar General Corp. (Consumer Staples Distribution & Retail)	192	22,856
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	182	20,218
Dominion Energy, Inc. (Multi-Utilities)	730	29,434
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	31	10,509
Dover Corp. (Machinery)	122	15,854
Dow, Inc. (Chemicals)	613	29,632
DTE Energy Co. (Multi-Utilities)	180	17,348
Duke Energy Corp. (Electric Utilities)	672	59,734
DuPont de Nemours, Inc. (Chemicals)	401	29,225
Eastman Chemical Co. (Chemicals)	103	7,697
Eaton Corp. PLC (Electrical Equipment)	348	72,352
eBay, Inc. (Broadline Retail)	464	18,203
Ecolab, Inc. (Chemicals)	221	37,071
Edison International (Electric Utilities)	334	21,062
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	530	33,772
Electronic Arts, Inc. (Entertainment)	215	26,615
Elevance Health, Inc. (Health Care Providers & Services)	205	92,267
Eli Lilly & Co. (Pharmaceuticals)	695	384,980
Emerson Electric Co. (Electrical Equipment)	498	44,307
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	119	9,470
Entergy Corp. (Electric Utilities)	184	17,589
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	508	64,135
EPAM Systems, Inc.* (IT Services)	50	10,879
EQT Corp. (Oil, Gas & Consumable Fuels)	315	13,350
Equifax, Inc. (Professional Services)	107	18,144
Equinix, Inc. (Specialized REITs)	81	59,100
Equity Residential (Residential REITs)	301	16,654
Essex Property Trust, Inc. (Residential REITs)	56	11,980
Etsy, Inc.* (Broadline Retail)	108	6,728
Everest Group, Ltd. (Insurance)	37	14,638
Evergy, Inc. (Electric Utilities)	200	9,828
Eversource Energy (Electric Utilities)	305	16,406
Exelon Corp. (Electric Utilities)	867	33,761
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	120	11,435

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	129		$14,093
Extra Space Storage, Inc. (Specialized REITs)	184		19,061
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,491		369,523
F5, Inc.* (Communications Equipment)	52		7,883
FactSet Research Systems, Inc. (Capital Markets)	33		14,252
Fair Isaac Corp.* (Software)	22		18,609
Fastenal Co. (Trading Companies & Distributors)	498		29,054
Federal Realty Investment Trust (Diversified REITs)	64		5,836
FedEx Corp. (Air Freight & Logistics)	202		48,500
Fidelity National Information Services, Inc. (Financial Services)	516		25,341
Fifth Third Bancorp (Banks)	592		14,036
First Horizon Corp. (Banks)	–	†	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	93		13,248
FirstEnergy Corp. (Electric Utilities)	449		15,984
Fiserv, Inc.* (Financial Services)	532		60,515
FleetCor Technologies, Inc.* (Financial Services)	65		14,636
FMC Corp. (Chemicals)	109		5,799
Ford Motor Co. (Automobile Components)	3,427		33,413
Fortinet, Inc.* (Software)	568		32,473
Fortive Corp. (Machinery)	307		20,041
Fox Corp. - Class A (Media)	220		6,686
Fox Corp. - Class B (Media)	114		3,182
Franklin Resources, Inc. (Capital Markets)	247		5,629
Freeport-McMoRan, Inc. (Metals & Mining)	1,249		42,192
Garmin, Ltd. (Household Durables)	133		13,636
Gartner, Inc.* (IT Services)	68		22,579
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	341		22,700
Gen Digital, Inc. (Software)	490		8,163
Generac Holdings, Inc.* (Electrical Equipment)	55		4,624
General Dynamics Corp. (Aerospace & Defense)	198		47,779
General Electric Co. (Industrial Conglomerates)	950		103,199
General Mills, Inc. (Food Products)	510		33,272
General Motors Co. (Automobile Components)	1,199		33,812
Genuine Parts Co. (Distributors)	122		15,721
Gilead Sciences, Inc. (Biotechnology)	1,087		85,373
Global Payments, Inc. (Financial Services)	227		24,112
Globe Life, Inc. (Insurance)	76		8,843
Halliburton Co. (Energy Equipment & Services)	783		30,803
Hasbro, Inc. (Leisure Products)	114		5,147
HCA Healthcare, Inc. (Health Care Providers & Services)	175		39,575
Healthpeak Properties, Inc. (Health Care REITs)	476		7,402
Henry Schein, Inc.* (Health Care Providers & Services)	114		7,408
Hess Corp. (Oil, Gas & Consumable Fuels)	241		34,800
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,126		17,318
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	228		34,549
Hologic, Inc.* (Health Care Equipment & Supplies)	213		14,094
Honeywell International, Inc. (Industrial Conglomerates)	579		106,107
Hormel Foods Corp. (Food Products)	252		8,203
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	619		9,582
Howmet Aerospace, Inc. (Aerospace & Defense)	341		15,038
HP, Inc. (Technology Hardware, Storage & Peripherals)	756		19,905
Hubbell, Inc. (Electrical Equipment)	47		12,695
Humana, Inc. (Health Care Providers & Services)	108		56,559
Huntington Bancshares, Inc. (Banks)	1,262		12,178
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	35		7,694
IDEX Corp. (Machinery)	66		12,633
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	72		28,762
Illinois Tool Works, Inc. (Machinery)	240		53,789
Illumina, Inc.* (Life Sciences Tools & Services)	138		15,100
Incyte Corp.* (Biotechnology)	162		8,737
Ingersoll Rand, Inc. (Machinery)	353		21,420
Insulet Corp.* (Health Care Equipment & Supplies)	61		8,087
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,652		133,298
Intercontinental Exchange, Inc. (Capital Markets)	499		53,613
International Business Machines Corp. (IT Services)	795		114,989
International Flavors & Fragrances, Inc. (Chemicals)	223		15,242
International Paper Co. (Containers & Packaging)	301		10,153
Intuit, Inc. (Software)	245		121,263
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	307		80,502
Invesco, Ltd. (Capital Markets)	390		5,058
Invitation Homes, Inc. (Residential REITs)	501		14,875
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	160		28,933
Iron Mountain, Inc. (Specialized REITs)	254		15,004
J.B. Hunt Transport Services, Inc. (Ground Transportation)	71		12,203
Jack Henry & Associates, Inc. (Financial Services)	64		9,023
Jacobs Solutions, Inc. (Professional Services)	109		14,530
Johnson & Johnson (Pharmaceuticals)	2,100		311,514
Johnson Controls International PLC (Building Products)	593		29,069
JPMorgan Chase & Co. (Banks)	2,534		352,377
Juniper Networks, Inc. (Communications Equipment)	279		7,511
Kellogg Co. (Food Products)	230		11,608
Kenvue, Inc. (Personal Care Products)	1,503		27,955
Keurig Dr Pepper, Inc. (Beverages)	877		26,599

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
KeyCorp (Banks)	816	$8,340
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	156	19,040
Kimberly-Clark Corp. (Household Products)	295	35,294
Kimco Realty Corp. (Retail REITs)	540	9,688
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,690	27,378
KLA Corp. (Semiconductors & Semiconductor Equipment)	120	56,364
L3Harris Technologies, Inc. (Aerospace & Defense)	165	29,603
Laboratory Corp. of America Holdings (Health Care Providers & Services)	78	15,579
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	116	68,234
Lamb Weston Holding, Inc. (Food Products)	127	11,405
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	286	13,574
Leidos Holdings, Inc. (Professional Services)	120	11,894
Lennar Corp. - Class A (Household Durables)	220	23,470
Linde PLC (Chemicals)	425	162,417
Live Nation Entertainment, Inc.* (Entertainment)	124	9,922
LKQ Corp. (Distributors)	233	10,233
Lockheed Martin Corp. (Aerospace & Defense)	195	88,655
Loews Corp. (Insurance)	161	10,306
Lowe's Cos., Inc. (Specialty Retail)	511	97,382
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	101	39,741
LyondellBasell Industries N.V. - Class A (Chemicals)	224	20,214
M&T Bank Corp. (Banks)	145	16,349
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	528	14,420
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	349	52,786
MarketAxess Holdings, Inc. (Capital Markets)	33	7,054
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	219	41,221
Marsh & McLennan Cos., Inc. (Insurance)	431	81,738
Martin Marietta Materials, Inc. (Construction Materials)	54	22,083
Masco Corp. (Building Products)	196	10,210
Mastercard, Inc. - Class A (Financial Services)	725	272,854
Match Group, Inc.* (Interactive Media & Services)	242	8,373
McCormick & Co., Inc. (Food Products)	219	13,994
McDonald's Corp. (Hotels, Restaurants & Leisure)	636	166,739
McKesson Corp. (Health Care Providers & Services)	118	53,732
Medtronic PLC (Health Care Equipment & Supplies)	1,160	81,849
Merck & Co., Inc. (Pharmaceuticals)	2,213	227,275
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,939	584,163
MetLife, Inc. (Insurance)	551	33,066
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	19	18,719
MGM Resorts International (Hotels, Restaurants & Leisure)	244	8,520
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	474	33,791
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	955	63,861
Microsoft Corp. (Software)	6,479	2,190,614
Mid-America Apartment Communities, Inc. (Residential REITs)	102	12,051
Moderna, Inc.* (Biotechnology)	288	21,876
Mohawk Industries, Inc.* (Household Durables)	47	3,778
Molina Healthcare, Inc.* (Health Care Providers & Services)	51	16,980
Molson Coors Beverage Co. - Class B (Beverages)	161	9,301
Mondelez International, Inc. - Class A (Food Products)	1,186	78,525
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	42	18,553
Monster Beverage Corp.* (Beverages)	648	33,113
Moody's Corp. (Capital Markets)	138	42,504
Morgan Stanley (Capital Markets)	1,113	78,823
Motorola Solutions, Inc. (Communications Equipment)	146	40,655
MSCI, Inc. (Capital Markets)	69	32,537
Nasdaq, Inc. (Capital Markets)	295	14,632
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	184	13,392
Netflix, Inc.* (Entertainment)	387	159,323
Newmont Corp. (Metals & Mining)	693	25,967
News Corp. - Class A (Media)	331	6,845
News Corp. - Class B (Media)	99	2,123
NextEra Energy, Inc. (Electric Utilities)	1,764	102,840
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,068	109,759
NiSource, Inc. (Multi-Utilities)	360	9,058
Nordson Corp. (Machinery)	47	9,992
Norfolk Southern Corp. (Ground Transportation)	198	37,776
Northern Trust Corp. (Capital Markets)	181	11,930
Northrop Grumman Corp. (Aerospace & Defense)	124	58,457
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	370	5,032
NRG Energy, Inc. (Electric Utilities)	199	8,434
Nucor Corp. (Metals & Mining)	217	32,070
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,155	878,809
NVR, Inc.* (Household Durables)	3	16,238
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	224	38,624
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	578	35,726
Old Dominion Freight Line, Inc. (Ground Transportation)	78	29,379
Omnicom Group, Inc. (Media)	172	12,885
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	377	23,615
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	508	33,122
Oracle Corp. (Software)	1,373	141,968

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	53	$49,313
Otis Worldwide Corp. (Machinery)	359	27,718
PACCAR, Inc. (Machinery)	456	37,634
Packaging Corp. of America (Containers & Packaging)	78	11,938
Palo Alto Networks, Inc.* (Software)	266	64,643
Paramount Global(a) - Class B (Media)	420	4,570
Parker-Hannifin Corp. (Machinery)	112	41,318
Paychex, Inc. (Professional Services)	280	31,094
Paycom Software, Inc. (Professional Services)	43	10,534
PayPal Holdings, Inc.* (Financial Services)	958	49,624
Pentair PLC (Machinery)	144	8,369
PepsiCo, Inc. (Beverages)	1,201	196,099
Pfizer, Inc. (Pharmaceuticals)	4,923	150,447
PG&E Corp.* (Electric Utilities)	1,823	29,715
Philip Morris International, Inc. (Tobacco)	1,354	120,723
Phillips 66 (Oil, Gas & Consumable Fuels)	389	44,373
Pinnacle West Capital Corp. (Electric Utilities)	99	7,344
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	203	48,517
Pool Corp. (Distributors)	34	10,736
PPG Industries, Inc. (Chemicals)	205	25,168
PPL Corp. (Electric Utilities)	642	15,774
Principal Financial Group, Inc. (Insurance)	194	13,130
Prologis, Inc. (Industrial REITs)	806	81,205
Prudential Financial, Inc. (Insurance)	317	28,986
PTC, Inc.* (Software)	104	14,604
Public Service Enterprise Group, Inc. (Multi-Utilities)	435	26,818
Public Storage (Specialized REITs)	138	32,942
PulteGroup, Inc. (Household Durables)	192	14,129
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	86	7,518
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	973	106,047
Quanta Services, Inc. (Construction & Engineering)	127	21,224
Quest Diagnostics, Inc. (Health Care Providers & Services)	98	12,750
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	36	4,051
Raymond James Financial, Inc. (Capital Markets)	164	15,652
Realty Income Corp. (Retail REITs)	618	29,281
Regency Centers Corp. (Retail REITs)	143	8,617
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	93	72,530
Regions Financial Corp. (Banks)	817	11,871
Republic Services, Inc. (Commercial Services & Supplies)	180	26,728
ResMed, Inc. (Health Care Equipment & Supplies)	128	18,076
Revvity, Inc. (Life Sciences Tools & Services)	109	9,031
Robert Half, Inc. (Professional Services)	93	6,954
Rockwell Automation, Inc. (Electrical Equipment)	100	26,281
Rollins, Inc. (Commercial Services & Supplies)	244	9,177
Roper Technologies, Inc. (Software)	93	45,437
Ross Stores, Inc. (Specialty Retail)	297	34,443
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	205	17,370
RTX Corp. (Aerospace & Defense)	1,269	103,284
S&P Global, Inc. (Capital Markets)	284	99,203
Salesforce, Inc.* (Software)	849	170,505
SBA Communications Corp. (Specialized REITs)	95	19,820
Schlumberger N.V. (Energy Equipment & Services)	1,240	69,018
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	168	11,466
Sealed Air Corp. (Containers & Packaging)	125	3,849
Sempra (Multi-Utilities)	549	38,445
ServiceNow, Inc.* (Software)	178	103,569
Simon Property Group, Inc. (Retail REITs)	286	31,428
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	139	12,057
Snap-on, Inc. (Machinery)	47	12,123
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	49	3,722
Southwest Airlines Co. (Passenger Airlines)	518	11,515
Stanley Black & Decker, Inc. (Machinery)	133	11,312
Starbucks Corp. (Hotels, Restaurants & Leisure)	999	92,148
State Street Corp. (Capital Markets)	278	17,967
Steel Dynamics, Inc. (Metals & Mining)	136	14,485
STERIS PLC (Health Care Equipment & Supplies)	86	18,058
Stryker Corp. (Health Care Equipment & Supplies)	295	79,715
Synchrony Financial (Consumer Finance)	364	10,210
Synopsys, Inc.* (Software)	132	61,966
Sysco Corp. (Consumer Staples Distribution & Retail)	441	29,322
T. Rowe Price Group, Inc. (Capital Markets)	195	17,648
Take-Two Interactive Software, Inc.* (Entertainment)	138	18,458
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	202	5,567
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	195	16,304
Target Corp. (Consumer Staples Distribution & Retail)	402	44,538
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	274	32,291
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	41	15,358
Teleflex, Inc. (Health Care Equipment & Supplies)	41	7,575
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	134	11,158
Tesla, Inc.* (Automobile Components)	2,409	483,823
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	792	112,472
Textron, Inc. (Aerospace & Defense)	172	13,072
The AES Corp. (Independent Power and Renewable Electricity Producers)	583	8,687
The Allstate Corp. (Insurance)	228	29,214
The Bank of New York Mellon Corp. (Capital Markets)	678	28,815
The Boeing Co.* (Aerospace & Defense)	494	92,289
The Charles Schwab Corp. (Capital Markets)	1,296	67,444

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The Cigna Group (Health Care Providers & Services)	258	$79,774
The Clorox Co. (Household Products)	108	12,712
The Coca-Cola Co. (Beverages)	3,394	191,727
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	43	13,405
The Estee Lauder Cos., Inc. (Personal Care Products)	203	26,161
The Goldman Sachs Group, Inc. (Capital Markets)	287	87,136
The Hartford Financial Services Group, Inc. (Insurance)	266	19,538
The Hershey Co. (Food Products)	130	24,356
The Home Depot, Inc. (Specialty Retail)	877	249,674
The Interpublic Group of Cos., Inc. (Media)	335	9,514
The JM Smucker Co. (Food Products)	89	10,132
The Kraft Heinz Co. (Food Products)	696	21,896
The Kroger Co. (Consumer Staples Distribution & Retail)	575	26,088
The Mosaic Co. (Chemicals)	290	9,419
The PNC Financial Services Group, Inc. (Banks)	348	39,836
The Procter & Gamble Co. (Household Products)	2,055	308,311
The Progressive Corp. (Insurance)	511	80,783
The Sherwin-Williams Co. (Chemicals)	206	49,071
The Southern Co. (Electric Utilities)	951	64,002
The TJX Cos., Inc. (Specialty Retail)	1,003	88,334
The Travelers Cos., Inc. (Insurance)	200	33,488
The Walt Disney Co.* (Entertainment)	1,596	130,218
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,061	36,498
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	337	149,888
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	452	65,025
Tractor Supply Co. (Specialty Retail)	95	18,293
Trane Technologies PLC (Building Products)	199	37,871
TransDigm Group, Inc.* (Aerospace & Defense)	48	39,748
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	216	10,180
Truist Financial Corp. (Banks)	1,161	32,926
Tyler Technologies, Inc.* (Software)	36	13,424
Tyson Foods, Inc. - Class A (Food Products)	249	11,541
U.S. Bancorp (Banks)	1,357	43,261
UDR, Inc. (Residential REITs)	264	8,398
Ulta Beauty, Inc.* (Specialty Retail)	44	16,778
Union Pacific Corp. (Ground Transportation)	532	110,449
United Airlines Holdings, Inc.* (Passenger Airlines)	286	10,013
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	630	88,988
United Rentals, Inc. (Trading Companies & Distributors)	59	23,970
UnitedHealth Group, Inc. (Health Care Providers & Services)	807	432,196
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	54	6,798
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	307	38,989
Ventas, Inc. (Health Care REITs)	351	14,903
Veralto Corp.* (Commercial Services & Supplies)	191	13,179
VeriSign, Inc.* (IT Services)	78	15,573
Verisk Analytics, Inc. (Professional Services)	127	28,875
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,666	128,787
Vertex Pharmaceuticals, Inc.* (Biotechnology)	225	81,475
VF Corp. (Textiles, Apparel & Luxury Goods)	287	4,228
Viatris, Inc. (Pharmaceuticals)	1,045	9,301
VICI Properties, Inc. (Specialized REITs)	883	24,636
Visa, Inc. - Class A (Financial Services)	1,401	329,375
Vulcan Materials Co. (Construction Materials)	116	22,793
W.R. Berkley Corp. (Insurance)	177	11,933
W.W. Grainger, Inc. (Trading Companies & Distributors)	39	28,463
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	624	13,154
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,245	203,445
Warner Bros. Discovery, Inc.* (Entertainment)	1,934	19,224
Waste Management, Inc. (Commercial Services & Supplies)	321	52,750
Waters Corp.* (Life Sciences Tools & Services)	51	12,165
WEC Energy Group, Inc. (Multi-Utilities)	276	22,464
Wells Fargo & Co. (Banks)	3,190	126,866
Welltower, Inc. (Health Care REITs)	453	37,876
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	65	20,689
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	279	11,202
Westinghouse Air Brake Technologies Corp. (Machinery)	156	16,539
Westrock Co. (Containers & Packaging)	223	8,012
Weyerhaeuser Co. (Specialized REITs)	637	18,276
Whirlpool Corp. (Household Durables)	47	4,914
Willis Towers Watson PLC (Insurance)	91	21,466
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	85	7,461
Xcel Energy, Inc. (Electric Utilities)	481	28,509
Xylem, Inc. (Machinery)	210	19,643
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	245	29,611
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	45	9,424
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	182	19,003
Zions Bancorp NA (Banks)	129	3,980
Zoetis, Inc. (Pharmaceuticals)	401	62,957
TOTAL COMMON STOCKS
(Cost $12,072,687)		30,639,795

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(b)(c) (29.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $13,196,896	$13,195,000	$13,195,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,195,000)		13,195,000

Collateral for Securities Loaned(d) (NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	4,714	$4,714
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,714)		4,714
TOTAL INVESTMENT SECURITIES
(Cost $25,272,401) - 98.9%		43,839,509
Net other assets (liabilities) - 1.1%		499,072
NET ASSETS - 100.0%		$44,338,581

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $4,559.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $1,344,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	12/18/23	$1,474,288	$(107,884)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/23	5.93%	$11,700,702	$217,978
S&P 500	UBS AG	11/27/23	5.83%	520,031	9,228
				$12,220,733	$227,206

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Bull ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$508,093	1.1%
Air Freight & Logistics	159,846	0.4%
Automobile Components	580,064	1.3%
Banks	901,293	2.0%
Beverages	498,606	1.1%
Biotechnology	636,353	1.4%
Broadline Retail	1,079,004	2.4%
Building Products	127,167	0.3%
Capital Markets	841,861	1.9%
Chemicals	511,629	1.2%
Commercial Services & Supplies	173,363	0.4%
Communications Equipment	285,147	0.6%
Construction & Engineering	21,224	0.1%
Construction Materials	44,876	0.1%
Consumer Finance	135,870	0.3%
Consumer Staples Distribution & Retail	573,415	1.3%
Containers & Packaging	70,736	0.2%
Distributors	36,690	0.1%
Diversified REITs	5,836	NM
Diversified Telecommunication Services	224,821	0.5%
Electric Utilities	507,300	1.1%
Electrical Equipment	188,695	0.4%
Electronic Equipment, Instruments & Components	169,529	0.4%
Energy Equipment & Services	130,111	0.3%
Entertainment	363,760	0.8%
Financial Services	1,328,195	3.0%
Food Products	290,530	0.7%
Gas Utilities	13,996	NM
Ground Transportation	242,015	0.6%
Health Care Equipment & Supplies	759,436	1.7%
Health Care Providers & Services	974,217	2.2%
Health Care REITs	60,181	0.1%
Hotel & Resort REITs	9,582	NM
Hotels, Restaurants & Leisure	648,249	1.5%
Household Durables	103,831	0.2%
Household Products	429,940	1.0%
Independent Power and Renewable Electricity Producers	8,687	NM
Industrial Conglomerates	253,144	0.6%
Industrial REITs	81,204	0.2%
Insurance	701,298	1.6%
Interactive Media & Services	1,785,971	4.0%
IT Services	369,490	0.8%
Leisure Products	5,147	NM
Life Sciences Tools & Services	411,133	0.9%
Machinery	522,538	1.2%
Media	229,440	0.5%
Metals & Mining	114,714	0.3%
Multi-Utilities	215,889	0.5%
Office REITs	19,415	NM
Oil, Gas & Consumable Fuels	1,259,349	2.8%
Passenger Airlines	48,915	0.1%
Personal Care Products	54,116	0.1%
Pharmaceuticals	1,245,762	2.8%
Professional Services	226,646	0.5%
Real Estate Management & Development	44,856	0.1%
Residential REITs	92,403	0.2%
Retail REITs	79,014	0.2%
Semiconductors & Semiconductor Equipment	2,197,544	5.0%
Software	3,313,750	7.5%
Specialized REITs	329,432	0.7%
Specialty Retail	619,540	1.4%
Technology Hardware, Storage & Peripherals	2,262,213	5.1%
Textiles, Apparel & Luxury Goods	163,346	0.4%
Tobacco	182,866	0.4%
Trading Companies & Distributors	81,487	0.2%
Water Utilities	20,000	0.1%
Wireless Telecommunication Services	65,025	0.2%
Other **	13,698,786	30.9%
Total	$44,338,581	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (70.1%)

	Shares	Value
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,993	$495,451
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,397	425,644
AT&T, Inc. (Diversified Telecommunication Services)	13,728	211,412
Charter Communications, Inc.* - Class A (Media)	468	188,510
Comcast Corp. - Class A (Media)	4,391	181,304
Electronic Arts, Inc. (Entertainment)	1,233	152,633
Fox Corp. - Class A (Media)	1,268	38,535
Fox Corp. - Class B (Media)	659	18,393
Live Nation Entertainment, Inc.* (Entertainment)	710	56,814
Match Group, Inc.* (Interactive Media & Services)	1,391	48,129
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	3,392	1,021,907
Netflix, Inc.* (Entertainment)	447	184,025
News Corp. - Class A (Media)	1,906	39,416
News Corp. - Class B (Media)	577	12,371
Omnicom Group, Inc. (Media)	987	73,936
Paramount Global(a) - Class B (Media)	2,412	26,243
Take-Two Interactive Software, Inc.* (Entertainment)	790	105,663
The Interpublic Group of Cos., Inc. (Media)	1,925	54,670
The Walt Disney Co.* (Entertainment)	2,424	197,775
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,437	206,727
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,910	207,618
Warner Bros. Discovery, Inc.* (Entertainment)	11,095	110,284
TOTAL COMMON STOCKS
(Cost $2,939,640)		4,057,460

Repurchase Agreements(b)(c) (32.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,866,268	$1,866,000	$1,866,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,866,000)		1,866,000

Collateral for Securities Loaned(d)  (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	26,550	$26,550
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $26,550)		26,550
TOTAL INVESTMENT SECURITIES
(Cost $4,832,190) - 102.8%		5,950,010
Net other assets (liabilities) - (2.8)%		(161,563)
NET ASSETS - 100.0%		$5,788,447

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $25,677.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $711,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$2,366,338	$(136,272)
S&P Communication Services Select Sector Index	UBS AG	11/24/23	5.68%	2,269,670	(74,462)
				$4,636,008	$(210,734)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Diversified Telecommunication Services	$419,029	7.2%
Entertainment	807,194	13.9%
Interactive Media & Services	1,991,132	34.5%
Media	633,378	10.9%
Wireless Telecommunication Services	206,727	3.6%
Other **	1,730,987	29.9%
Total	$5,788,447	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (81.0%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	3,174	$375,452
Amazon.com, Inc.* (Broadline Retail)	39,475	5,253,727
Aptiv PLC* (Automobile Components)	2,107	183,730
AutoZone, Inc.* (Specialty Retail)	135	334,413
Bath & Body Works, Inc. (Specialty Retail)	1,703	50,494
Best Buy Co., Inc. (Specialty Retail)	1,445	96,555
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	265	739,233
BorgWarner, Inc. (Automobile Components)	1,749	64,538
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,603	63,944
CarMax, Inc.* (Specialty Retail)	1,179	72,025
Carnival Corp.* (Hotels, Restaurants & Leisure)	7,498	85,927
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	205	398,151
D.R. Horton, Inc. (Household Durables)	2,269	236,884
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	901	131,123
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	260	88,137
eBay, Inc. (Broadline Retail)	3,960	155,351
Etsy, Inc.* (Broadline Retail)	916	57,067
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,027	97,863
Ford Motor Co. (Automobile Components)	29,260	285,285
Garmin, Ltd. (Household Durables)	1,142	117,089
General Motors Co. (Automobile Components)	10,240	288,768
Genuine Parts Co. (Distributors)	1,047	134,916
Hasbro, Inc. (Leisure Products)	972	43,886
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,948	295,180
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,447	116,135
Lennar Corp. - Class A (Household Durables)	1,881	200,665
LKQ Corp. (Distributors)	1,993	87,533
Lowe's Cos., Inc. (Specialty Retail)	4,361	831,076
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	679	267,173
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,865	351,692
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,824	1,002,539
MGM Resorts International (Hotels, Restaurants & Leisure)	2,089	72,948
Mohawk Industries, Inc.* (Household Durables)	395	31,750
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	9,118	937,056
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	3,167	43,071
NVR, Inc.* (Household Durables)	24	129,903
O'Reilly Automotive, Inc.* (Specialty Retail)	450	418,698
Pool Corp. (Distributors)	290	91,573
PulteGroup, Inc. (Household Durables)	1,634	120,246
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	302	33,984
Ross Stores, Inc. (Specialty Retail)	2,537	294,216
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,756	148,786
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,526	786,438
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,726	47,569
Tesla, Inc.* (Automobile Components)	18,128	3,640,828
The Home Depot, Inc. (Specialty Retail)	3,247	924,388
The TJX Cos., Inc. (Specialty Retail)	8,555	753,439
Tractor Supply Co. (Specialty Retail)	811	156,166
Ulta Beauty, Inc.* (Specialty Retail)	371	141,466
VF Corp. (Textiles, Apparel & Luxury Goods)	2,460	36,236
Whirlpool Corp. (Household Durables)	409	42,765
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	722	63,377
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	2,086	252,114
TOTAL COMMON STOCKS (Cost $11,623,602)		21,673,568

Repurchase Agreements(a)(b) (19.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $5,181,744	$5,181,000	$5,181,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,181,000)		5,181,000
TOTAL INVESTMENT SECURITIES
(Cost $16,804,602) - 100.4%		26,854,568
Net other assets (liabilities) - (0.4)%		(114,503)
NET ASSETS - 100.0%		$26,740,065

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $3,576,000.

Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$12,436,591	$(1,513)
S&P Consumer Discretionary Select Sector Index	UBS AG	11/24/23	5.68%	5,950,206	(6,920)
				$18,386,797	$(8,433)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Automobile Components	$4,463,149	16.7%
Broadline Retail	5,466,145	20.5%
Distributors	314,022	1.2%
Hotels, Restaurants & Leisure	5,112,110	19.1%
Household Durables	879,302	3.3%
Leisure Products	43,886	0.1%
Specialty Retail	4,072,936	15.2%
Textiles, Apparel & Luxury Goods	1,322,018	4.9%
Other **	5,066,497	19.0%
Total	$26,740,065	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (79.5%)

	Shares	Value
Altria Group, Inc. (Tobacco)	2,122	$85,241
Archer-Daniels-Midland Co. (Food Products)	642	45,948
Brown-Forman Corp. - Class B (Beverages)	218	12,243
Bunge, Ltd. (Food Products)	180	19,076
Campbell Soup Co. (Food Products)	234	9,456
Church & Dwight Co., Inc. (Household Products)	293	26,645
Colgate-Palmolive Co. (Household Products)	987	74,143
Conagra Brands, Inc. (Food Products)	567	15,513
Constellation Brands, Inc. - Class A (Beverages)	194	45,425
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	460	254,123
Dollar General Corp. (Consumer Staples Distribution & Retail)	263	31,308
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	249	27,661
General Mills, Inc. (Food Products)	699	45,603
Hormel Foods Corp. (Food Products)	345	11,230
Kellogg Co. (Food Products)	313	15,797
Kenvue, Inc. (Personal Care Products)	2,052	38,167
Keurig Dr Pepper, Inc. (Beverages)	1,199	36,366
Kimberly-Clark Corp. (Household Products)	405	48,454
Lamb Weston Holding, Inc. (Food Products)	175	15,715
McCormick & Co., Inc. (Food Products)	300	19,170
Molson Coors Beverage Co. - Class B (Beverages)	220	12,709
Mondelez International, Inc. - Class A (Food Products)	1,626	107,658
Monster Beverage Corp.* (Beverages)	888	45,377
PepsiCo, Inc. (Beverages)	1,427	233,001
Philip Morris International, Inc. (Tobacco)	1,218	108,597
Sysco Corp. (Consumer Staples Distribution & Retail)	603	40,093
Target Corp. (Consumer Staples Distribution & Retail)	551	61,045
The Clorox Co. (Household Products)	148	17,420
The Coca-Cola Co. (Beverages)	1,954	110,381
The Estee Lauder Cos., Inc. (Personal Care Products)	277	35,697
The Hershey Co. (Food Products)	179	33,536
The JM Smucker Co. (Food Products)	123	14,002
The Kraft Heinz Co. (Food Products)	951	29,918
The Kroger Co. (Consumer Staples Distribution & Retail)	788	35,752
The Procter & Gamble Co. (Household Products)	2,443	366,524
Tyson Foods, Inc. - Class A (Food Products)	341	15,805
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	853	17,981
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,480	241,847
TOTAL COMMON STOCKS
(Cost $1,652,148)		2,404,627

Repurchase Agreements(a)(b) (19.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $584,084	$584,000	$584,000
TOTAL REPURCHASE AGREEMENTS
(Cost $584,000)		584,000
TOTAL INVESTMENT SECURITIES
(Cost $2,236,148) - 98.8%		2,988,627
Net other assets (liabilities) - 1.2%		35,505
NET ASSETS - 100.0%		$3,024,132

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $389,000.

Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$247,438	$472
S&P Consumer Staples Select Sector Index	UBS AG	11/24/23	5.68%	1,879,708	17,867
				$2,127,146	$18,339

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Staples UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Beverages	$495,502	16.4%
Consumer Staples Distribution & Retail	709,810	23.5%
Food Products	398,427	13.2%
Household Products	533,186	17.6%
Personal Care Products	73,864	2.4%
Tobacco	193,838	6.4%
Other **	619,505	20.5%
Total	$3,024,132	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Energy UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (81.1%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	6,213	$246,780
Baker Hughes Co. (Energy Equipment & Services)	20,415	702,684
Chevron Corp. (Oil, Gas & Consumable Fuels)	31,534	4,595,450
ConocoPhillips (Oil, Gas & Consumable Fuels)	10,505	1,247,994
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	15,315	421,163
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	12,954	603,268
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,616	579,717
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	10,348	1,306,435
EQT Corp.(a) (Oil, Gas & Consumable Fuels)	7,313	309,925
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	56,990	6,032,391
Halliburton Co. (Energy Equipment & Services)	18,170	714,808
Hess Corp.(a) (Oil, Gas & Consumable Fuels)	5,586	806,618
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	39,197	634,991
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	12,247	334,466
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,085	1,222,856
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	13,418	829,367
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	11,703	763,036
Phillips 66 (Oil, Gas & Consumable Fuels)	9,004	1,027,086
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,714	1,126,646
Schlumberger N.V. (Energy Equipment & Services)	21,425	1,192,516
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,523	378,168
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	24,597	846,137
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	7,141	906,907
TOTAL COMMON STOCKS
(Cost $11,340,123)		26,829,409

Repurchase Agreements(b)(c) (21.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $7,042,012	$7,041,000	$7,041,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,041,000)		7,041,000

Collateral for Securities Loaned(d) (2.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	807,152	$807,152
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $807,152)		807,152
TOTAL INVESTMENT SECURITIES
(Cost $19,188,275) - 104.8%		34,677,561
Net other assets (liabilities) - (4.8)%		(1,603,927)
NET ASSETS - 100.0%		$33,073,634

(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $794,994.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $5,691,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.

Energy UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$12,354,461	$(562,835)
S&P Energy Select Sector Index	UBS AG	11/24/23	5.63%	10,523,241	(484,046)
				$22,877,702	$(1,046,881)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Energy UltraSector ProFund invested in the following industries as of October 31, 2023:
	Value	% of Net Assets
Energy Equipment & Services	$2,610,008	7.9%
Oil, Gas & Consumable Fuels	24,219,401	73.2%
Other **	6,244,225	18.9%
Total	$33,073,634	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (99.6%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR(a) (Beverages)	878	$49,932
ArcelorMittal SANYS (Metals & Mining)	1,110	24,442
Argenx SE*ADR (Biotechnology)	77	36,157
Ascendis Pharma A/S*ADR (Biotechnology)	216	19,291
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	123	73,653
AstraZeneca PLCADR (Pharmaceuticals)	770	48,686
Barclays PLCADR (Banks)	4,007	25,765
BioNTech SE*ADR (Biotechnology)	108	10,102
BP PLCADR (Oil, Gas & Consumable Fuels)	1,418	51,870
British American Tobacco PLCADR (Tobacco)	1,125	33,593
CRH PLC (Construction Materials)	770	41,249
Diageo PLCADR(a) (Beverages)	262	40,217
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	1,402	46,785
GSK PLCADR (Pharmaceuticals)	801	28,596
HSBC Holdings PLCADR (Banks)	1,464	53,186
ING Groep N.V.ADR (Banks)	2,835	36,401
Koninklijke Philips N.V.*NYS (Health Care Equipment & Supplies)	1,772	33,597
National Grid PLCADR (Multi-Utilities)	570	34,286
Nokia OyjADR (Communications Equipment)	6,441	21,320
Novo Nordisk A/SADR (Pharmaceuticals)	1,140	110,090
RELX PLCADR (Professional Services)	1,310	45,654
Rio Tinto PLCADR (Metals & Mining)	724	46,582
Ryanair Holdings PLC*ADR (Passenger Airlines)	370	32,449
SanofiADR (Pharmaceuticals)	570	25,793
SAP SEADR(a) (Software)	462	61,908
Shell PLCADR (Oil, Gas & Consumable Fuels)	801	52,177
Telefonaktiebolaget LM EricssonADR(a) (Communications Equipment)	4,823	21,511
Tenaris S.A.ADR (Energy Equipment & Services)	817	25,589
TotalEnergies SEADR(a) (Oil, Gas & Consumable Fuels)	770	51,282
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,990	27,628
TOTAL COMMON STOCKS
(Cost $635,229)		1,209,791

Repurchase Agreements(b)  (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $10,001	$10,000	$10,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,000)		10,000

Collateral for Securities Loaned(c)  (21.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(d)	255,763	$255,763
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $255,763)		255,763
TOTAL INVESTMENT SECURITIES
(Cost $900,992) - 121.4%		1,475,554
Net other assets (liabilities) - (21.4)%		(259,707)
NET ASSETS - 100.0%		$1,215,847

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $250,114.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Europe 30 ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Banks	$115,354	9.5%
Beverages	90,149	7.4%
Biotechnology	65,550	5.4%
Communications Equipment	42,830	3.5%
Construction Materials	41,249	3.4%
Energy Equipment & Services	25,588	2.1%
Health Care Equipment & Supplies	33,597	2.8%
Metals & Mining	71,024	5.8%
Multi-Utilities	34,285	2.8%
Oil, Gas & Consumable Fuels	202,114	16.6%
Passenger Airlines	32,449	2.7%
Pharmaceuticals	213,165	17.5%
Professional Services	45,654	3.8%
Semiconductors & Semiconductor Equipment	73,654	6.1%
Software	61,908	5.1%
Tobacco	33,593	2.8%
Wireless Telecommunication Services	27,628	2.3%
Other **	6,056	0.4%
Total	$1,215,847	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2023:

	Value	% of Net Assets
Belgium	$49,932	4.1%
Denmark	129,381	10.6%
Finland	21,320	1.8%
France	77,075	6.3%
Germany	72,010	5.9%
Ireland	73,698	6.1%
Luxembourg	50,031	4.1%
Netherlands	179,808	14.8%
Norway	46,785	3.8%
Sweden	21,511	1.8%
United Kingdom	488,240	40.3%
Other **	6,056	0.4%
Total	$1,215,847	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $917,132	$917,000	$917,000
TOTAL REPURCHASE AGREEMENTS
(Cost $917,000)		917,000
TOTAL INVESTMENT SECURITIES
(Cost $917,000) - 96.3%		917,000
Net other assets (liabilities) - 3.7%		35,313
NET ASSETS - 100.0%		$952,313

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $17,000.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

As of October 31, 2023, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,779	British pound	1,464	11/10/23	$1,779	$– (c)
U.S. dollar	700	Canadian dollar	962	11/10/23	694	6
U.S. dollar	8,501	Euro	8,073	11/10/23	8,545	(44)
U.S. dollar	3,444	Japanese yen	510,446	11/10/23	3,374	70
U.S. dollar	302	Swedish krona	3,332	11/10/23	299	3
U.S. dollar	772	Swiss franc	705	11/10/23	776	(4)
Total Short Contracts	$15,498				$15,467	$31

Long:
British pound	57,938	U.S. dollar	$70,507	11/10/23	$70,410	$(97)
Canadian dollar	94,227	U.S. dollar	68,639	11/10/23	67,965	(674)
Euro	235,247	U.S. dollar	247,756	11/10/23	248,995	1,239
Japanese yen	6,951,972	U.S. dollar	46,908	11/10/23	45,947	(961)
Swedish krona	151,978	U.S. dollar	13,792	11/10/23	13,625	(167)
Swiss franc	17,159	U.S. dollar	18,824	11/10/23	18,888	64
Total Long Contracts			$466,426		$465,830	$(596)

As of October 31, 2023, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$16,737	British pound	13,763	11/10/23	$16,726	$11
U.S. dollar	12,631	Canadian dollar	17,328	11/10/23	12,499	132
U.S. dollar	81,360	Euro	76,965	11/10/23	81,463	(103)
U.S. dollar	19,434	Japanese yen	2,900,088	11/10/23	19,167	267
U.S. dollar	5,646	Swedish krona	62,448	11/10/23	5,599	47
U.S. dollar	5,304	Swiss franc	4,755	11/10/23	5,234	70
Total Short Contracts	$141,112				$140,688	$424

Long:
British pound	51,267	U.S. dollar	$62,445	11/10/23	$62,304	$(141)
Canadian dollar	44,041	U.S. dollar	32,091	11/10/23	31,767	(324)
Euro	371,841	U.S. dollar	392,190	11/10/23	393,572	1,382
Japanese yen	15,973,510	U.S. dollar	107,737	11/10/23	105,572	(2,165)
Swedish krona	361,605	U.S. dollar	32,813	11/10/23	32,419	(394)
Swiss franc	19,125	U.S. dollar	21,043	11/10/23	21,052	9
Total Long Contracts			$648,319		$646,686	$(1,633)

			Total unrealized appreciation			$3,300
			Total unrealized (depreciation)			(5,074)
			Total net unrealized appreciation/(depreciation)			$(1,774)

(c)	Amount is less than $0.50.

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (78.6%)

	Shares	Value
Aflac, Inc. (Insurance)	560	$43,742
American Express Co. (Consumer Finance)	603	88,055
American International Group, Inc. (Insurance)	739	45,308
Ameriprise Financial, Inc. (Capital Markets)	106	33,344
Aon PLC - Class A (Insurance)	209	64,665
Arch Capital Group, Ltd.* (Insurance)	387	33,545
Arthur J. Gallagher & Co. (Insurance)	223	52,514
Assurant, Inc. (Insurance)	54	8,041
Bank of America Corp. (Banks)	7,173	188,937
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,892	645,796
BlackRock, Inc. (Capital Markets)	145	88,781
Blackstone, Inc. - Class A (Capital Markets)	736	67,970
Brown & Brown, Inc. (Insurance)	245	17,008
Capital One Financial Corp. (Consumer Finance)	395	40,010
Cboe Global Markets, Inc. (Capital Markets)	109	17,864
Chubb, Ltd. (Insurance)	426	91,428
Cincinnati Financial Corp. (Insurance)	162	16,147
Citigroup, Inc. (Banks)	1,999	78,941
Citizens Financial Group, Inc. (Banks)	490	11,481
CME Group, Inc. (Capital Markets)	374	79,834
Comerica, Inc. (Banks)	138	5,437
Discover Financial Services (Consumer Finance)	260	21,341
Everest Group, Ltd. (Insurance)	44	17,407
FactSet Research Systems, Inc. (Capital Markets)	40	17,276
Fidelity National Information Services, Inc. (Financial Services)	615	30,203
Fifth Third Bancorp (Banks)	707	16,763
First Horizon Corp. (Banks)	1	8
Fiserv, Inc.* (Financial Services)	631	71,776
FleetCor Technologies, Inc.* (Financial Services)	77	17,338
Franklin Resources, Inc. (Capital Markets)	298	6,791
Global Payments, Inc. (Financial Services)	270	28,679
Globe Life, Inc. (Insurance)	90	10,472
Huntington Bancshares, Inc. (Banks)	1,503	14,504
Intercontinental Exchange, Inc. (Capital Markets)	593	63,712
Invesco, Ltd. (Capital Markets)	467	6,057
Jack Henry & Associates, Inc. (Financial Services)	76	10,715
JPMorgan Chase & Co. (Banks)	3,014	419,126
KeyCorp (Banks)	974	9,954
Loews Corp. (Insurance)	192	12,290
M&T Bank Corp. (Banks)	171	19,280
MarketAxess Holdings, Inc. (Capital Markets)	39	8,336
Marsh & McLennan Cos., Inc. (Insurance)	512	97,100
Mastercard, Inc. - Class A (Financial Services)	863	324,790
MetLife, Inc. (Insurance)	657	39,427
Moody's Corp. (Capital Markets)	163	50,204
Morgan Stanley (Capital Markets)	1,324	93,766
MSCI, Inc. (Capital Markets)	82	38,667
Nasdaq, Inc. (Capital Markets)	352	17,459
Northern Trust Corp. (Capital Markets)	215	14,171
PayPal Holdings, Inc.* (Financial Services)	1,140	59,052
Principal Financial Group, Inc. (Insurance)	231	15,634
Prudential Financial, Inc. (Insurance)	378	34,564
Raymond James Financial, Inc. (Capital Markets)	195	18,611
Regions Financial Corp. (Banks)	976	14,181
S&P Global, Inc. (Capital Markets)	339	118,415
State Street Corp. (Capital Markets)	330	21,328
Synchrony Financial (Consumer Finance)	435	12,202
T. Rowe Price Group, Inc. (Capital Markets)	233	21,087
The Allstate Corp. (Insurance)	272	34,851
The Bank of New York Mellon Corp. (Capital Markets)	807	34,298
The Charles Schwab Corp. (Capital Markets)	1,543	80,298
The Goldman Sachs Group, Inc. (Capital Markets)	342	103,834
The Hartford Financial Services Group, Inc. (Insurance)	317	23,284
The PNC Financial Services Group, Inc. (Banks)	414	47,391
The Progressive Corp. (Insurance)	607	95,961
The Travelers Cos., Inc. (Insurance)	238	39,851
Truist Financial Corp. (Banks)	1,384	39,250
U.S. Bancorp (Banks)	1,617	51,550
Visa, Inc. - Class A (Financial Services)	1,665	391,442
W.R. Berkley Corp. (Insurance)	212	14,293
Wells Fargo & Co. (Banks)	3,796	150,967
Willis Towers Watson PLC (Insurance)	109	25,712
Zions Bancorp NA (Banks)	156	4,813
TOTAL COMMON STOCKS
(Cost $2,550,884)		4,649,329

Repurchase Agreements(a)(b) (18.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,078,155	$1,078,000	$1,078,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,078,000)		1,078,000
TOTAL INVESTMENT SECURITIES
(Cost $3,628,884) - 96.8%		5,727,329
Net other assets (liabilities) - 3.2%		187,217
NET ASSETS - 100.0%		$5,914,546

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $777,000.

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$1,799,010	$18,288
S&P Financial Select Sector Index	UBS AG	11/24/23	5.98%	2,418,341	19,259
				$4,217,351	$37,547

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Banks	$1,072,583	18.2%
Capital Markets	1,002,103	16.9%
Consumer Finance	161,608	2.7%
Financial Services	1,579,791	26.7%
Insurance	833,244	14.1%
Other **	1,265,217	21.4%
Total	$5,914,546	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (77.7%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	3,969	$375,270
AbbVie, Inc. (Biotechnology)	4,037	569,944
Agilent Technologies, Inc. (Life Sciences Tools & Services)	676	69,878
Align Technology, Inc.* (Health Care Equipment & Supplies)	163	30,088
AmerisourceBergen Corp. (Health Care Providers & Services)	381	70,542
Amgen, Inc. (Biotechnology)	1,223	312,721
Baxter International, Inc. (Health Care Equipment & Supplies)	1,158	37,554
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	663	167,593
Biogen, Inc.* (Biotechnology)	331	78,626
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	48	13,213
Bio-Techne Corp. (Life Sciences Tools & Services)	360	19,667
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,349	171,435
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,778	246,210
Cardinal Health, Inc. (Health Care Providers & Services)	582	52,962
Catalent, Inc.* (Pharmaceuticals)	412	14,169
Centene Corp.* (Health Care Providers & Services)	1,238	85,397
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	117	19,698
CVS Health Corp. (Health Care Providers & Services)	2,937	202,682
Danaher Corp. (Life Sciences Tools & Services)	1,503	288,606
DaVita, Inc.* (Health Care Providers & Services)	123	9,499
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	484	14,718
Dexcom, Inc.* (Health Care Equipment & Supplies)	887	78,792
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,390	88,571
Elevance Health, Inc. (Health Care Providers & Services)	539	242,600
Eli Lilly & Co. (Pharmaceuticals)	1,824	1,010,367
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	895	59,580
Gilead Sciences, Inc. (Biotechnology)	2,850	223,839
HCA Healthcare, Inc. (Health Care Providers & Services)	460	104,024
Henry Schein, Inc.* (Health Care Providers & Services)	299	19,429
Hologic, Inc.* (Health Care Equipment & Supplies)	560	37,055
Humana, Inc. (Health Care Providers & Services)	283	148,204
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	190	75,899
Illumina, Inc.* (Life Sciences Tools & Services)	362	39,610
Incyte Corp.* (Biotechnology)	425	22,920
Insulet Corp.* (Health Care Equipment & Supplies)	160	21,211
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	804	210,825
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	419	75,768
Johnson & Johnson (Pharmaceuticals)	5,507	816,908
Laboratory Corp. of America Holdings (Health Care Providers & Services)	203	40,545
McKesson Corp. (Health Care Providers & Services)	309	140,706
Medtronic PLC (Health Care Equipment & Supplies)	3,044	214,786
Merck & Co., Inc. (Pharmaceuticals)	5,803	595,968
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	49,260
Moderna, Inc.* (Biotechnology)	757	57,502
Molina Healthcare, Inc.* (Health Care Providers & Services)	133	44,282
Pfizer, Inc. (Pharmaceuticals)	12,912	394,591
Quest Diagnostics, Inc. (Health Care Providers & Services)	257	33,436
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	244	190,293
ResMed, Inc. (Health Care Equipment & Supplies)	336	47,450
Revvity, Inc. (Life Sciences Tools & Services)	284	23,529
STERIS PLC (Health Care Equipment & Supplies)	226	47,455
Stryker Corp. (Health Care Equipment & Supplies)	773	208,880
Teleflex, Inc. (Health Care Equipment & Supplies)	107	19,768
The Cigna Group (Health Care Providers & Services)	677	209,329
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	113	35,228
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	883	392,732
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,118	1,134,317
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	142	17,876
Vertex Pharmaceuticals, Inc.* (Biotechnology)	590	213,645
Viatris, Inc. (Pharmaceuticals)	2,743	24,413
Waters Corp.* (Life Sciences Tools & Services)	135	32,202
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	169	53,791
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	478	49,908
Zoetis, Inc. (Pharmaceuticals)	1,053	165,321
TOTAL COMMON STOCKS
(Cost $3,102,210)		10,563,287

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $3,360,483	$3,360,000	$3,360,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,360,000)		3,360,000
TOTAL INVESTMENT SECURITIES
(Cost $6,462,210) - 102.4%		13,923,287
Net other assets (liabilities) - (2.4)%		(331,699)
NET ASSETS - 100.0%		$13,591,588

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $2,100,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$5,745,306	$(130,502)
S&P Health Care Select Sector Index	UBS AG	11/24/23	5.68%	4,169,940	(102,159)
				$9,915,246	$(232,661)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Biotechnology	$1,669,489	12.3%
Health Care Equipment & Supplies	1,992,066	14.7%
Health Care Providers & Services	2,555,830	18.8%
Life Sciences Tools & Services	1,077,954	7.9%
Pharmaceuticals	3,267,948	24.0%
Other **	3,028,301	22.3%
Total	$13,591,588	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (80.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	552	$50,204
A.O. Smith Corp. (Building Products)	123	8,580
Alaska Air Group, Inc.* (Passenger Airlines)	127	4,017
Allegion PLC (Building Products)	88	8,656
American Airlines Group, Inc.* (Passenger Airlines)	648	7,225
AMETEK, Inc. (Electrical Equipment)	231	32,518
Automatic Data Processing, Inc. (Professional Services)	412	89,906
Axon Enterprise, Inc.* (Aerospace & Defense)	71	14,519
Broadridge Financial Solutions, Inc. (Professional Services)	119	20,306
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	117	9,574
Carrier Global Corp. (Building Products)	837	39,891
Caterpillar, Inc. (Machinery)	511	115,511
Ceridian HCM Holding, Inc.* (Professional Services)	156	9,986
Cintas Corp. (Commercial Services & Supplies)	87	44,119
Copart, Inc.* (Commercial Services & Supplies)	868	37,775
CSX Corp. (Ground Transportation)	2,005	59,849
Cummins, Inc. (Machinery)	142	30,715
Deere & Co. (Machinery)	272	99,377
Delta Air Lines, Inc. (Passenger Airlines)	644	20,125
Dover Corp. (Machinery)	140	18,193
Eaton Corp. PLC (Electrical Equipment)	399	82,957
Emerson Electric Co. (Electrical Equipment)	570	50,713
Equifax, Inc. (Professional Services)	123	20,857
Expeditors International of Washington, Inc. (Air Freight & Logistics)	147	16,060
Fastenal Co. (Trading Companies & Distributors)	570	33,254
FedEx Corp. (Air Freight & Logistics)	231	55,463
Fortive Corp. (Machinery)	352	22,979
Generac Holdings, Inc.* (Electrical Equipment)	62	5,212
General Dynamics Corp. (Aerospace & Defense)	226	54,536
General Electric Co. (Industrial Conglomerates)	1,088	118,189
Honeywell International, Inc. (Industrial Conglomerates)	664	121,685
Howmet Aerospace, Inc. (Aerospace & Defense)	391	17,243
Hubbell, Inc. (Electrical Equipment)	54	14,585
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	40	8,793
IDEX Corp. (Machinery)	75	14,356
Illinois Tool Works, Inc. (Machinery)	275	61,633
Ingersoll Rand, Inc. (Machinery)	404	24,515
J.B. Hunt Transport Services, Inc. (Ground Transportation)	81	13,921
Jacobs Solutions, Inc. (Professional Services)	125	16,663
Johnson Controls International PLC (Building Products)	680	33,334
L3Harris Technologies, Inc. (Aerospace & Defense)	190	34,088
Leidos Holdings, Inc. (Professional Services)	138	13,679
Lockheed Martin Corp. (Aerospace & Defense)	224	101,839
Masco Corp. (Building Products)	225	11,720
Nordson Corp. (Machinery)	54	11,480
Norfolk Southern Corp. (Ground Transportation)	226	43,119
Northrop Grumman Corp. (Aerospace & Defense)	142	66,943
Old Dominion Freight Line, Inc. (Ground Transportation)	91	34,276
Otis Worldwide Corp. (Machinery)	411	31,733
PACCAR, Inc. (Machinery)	523	43,163
Parker-Hannifin Corp. (Machinery)	128	47,220
Paychex, Inc. (Professional Services)	321	35,647
Paycom Software, Inc. (Professional Services)	49	12,004
Pentair PLC (Machinery)	165	9,590
Quanta Services, Inc. (Construction & Engineering)	145	24,232
Republic Services, Inc. (Commercial Services & Supplies)	206	30,589
Robert Half, Inc. (Professional Services)	107	8,000
Rockwell Automation, Inc. (Electrical Equipment)	115	30,223
Rollins, Inc. (Commercial Services & Supplies)	281	10,568
RTX Corp. (Aerospace & Defense)	1,455	118,422
Snap-on, Inc. (Machinery)	53	13,671
Southwest Airlines Co. (Passenger Airlines)	594	13,205
Stanley Black & Decker, Inc. (Machinery)	153	13,013
Textron, Inc. (Aerospace & Defense)	198	15,048
The Boeing Co.* (Aerospace & Defense)	568	106,114
Trane Technologies PLC (Building Products)	228	43,391
TransDigm Group, Inc.* (Aerospace & Defense)	56	46,373
Union Pacific Corp. (Ground Transportation)	609	126,435
United Airlines Holdings, Inc.* (Passenger Airlines)	328	11,483
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	723	102,124
United Rentals, Inc. (Trading Companies & Distributors)	68	27,626
Veralto Corp.* (Commercial Services & Supplies)	218	15,042
Verisk Analytics, Inc. (Professional Services)	145	32,967
W.W. Grainger, Inc. (Trading Companies & Distributors)	43	31,383
Waste Management, Inc. (Commercial Services & Supplies)	369	60,639
Westinghouse Air Brake Technologies Corp. (Machinery)	178	18,872
Xylem, Inc. (Machinery)	240	22,450
TOTAL COMMON STOCKS
(Cost $1,773,375)		2,926,365

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (18.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $679,098	$679,000	$679,000
TOTAL REPURCHASE AGREEMENTS
(Cost $679,000)		679,000
TOTAL INVESTMENT SECURITIES
(Cost $2,452,375) - 99.6%		3,605,365
Net other assets (liabilities) - 0.4%		15,168
NET ASSETS - 100.0%		$3,620,533

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $497,000.

 Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$1,058,037	$336
S&P Industrials Select Sector Index	UBS AG	11/24/23	5.68%	1,418,980	(237)
				$2,477,017	$99

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$583,918	16.1%
Air Freight & Logistics	183,221	5.1%
Building Products	145,572	4.0%
Commercial Services & Supplies	198,732	5.5%
Construction & Engineering	24,232	0.7%
Electrical Equipment	216,208	6.0%
Ground Transportation	277,600	7.7%
Industrial Conglomerates	290,079	8.0%
Machinery	598,470	16.5%
Passenger Airlines	56,055	1.5%
Professional Services	260,015	7.2%
Trading Companies & Distributors	92,263	2.5%
Other **	694,168	19.2%
Total	$3,620,533	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (81.9%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	13,847	$1,637,962
Akamai Technologies, Inc.* (IT Services)	10,673	1,102,841
Alphabet, Inc.* - Class A (Interactive Media & Services)	24,746	3,070,484
Alphabet, Inc.* - Class C (Interactive Media & Services)	21,049	2,637,440
Amazon.com, Inc.* (Broadline Retail)	42,099	5,602,956
Arista Networks, Inc.* (Communications Equipment)	9,115	1,826,373
Atlassian Corp.* - Class A (Software)	7,238	1,307,472
Box, Inc.* - Class A (Software)	22,826	567,454
Carvana Co.*(a) (Specialty Retail)	13,086	353,322
Ciena Corp.* (Communications Equipment)	16,167	682,247
Cisco Systems, Inc. (Communications Equipment)	55,597	2,898,271
Cloudflare, Inc.* - Class A (IT Services)	18,667	1,058,232
CommScope Holding Co., Inc.* (Communications Equipment)	93,968	139,073
Confluent, Inc.* - Class A (Software)	23,307	673,805
Datadog, Inc.* - Class A (Software)	14,816	1,207,060
DocuSign, Inc.* (Software)	17,690	687,787
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	16,317	1,222,959
Dropbox, Inc.* - Class A (Software)	28,266	743,396
eBay, Inc. (Broadline Retail)	29,821	1,169,878
Etsy, Inc.* (Broadline Retail)	11,860	738,878
Fastly, Inc.* - Class A (IT Services)	22,159	325,073
GoDaddy, Inc.* - Class A (IT Services)	12,688	929,142
Juniper Networks, Inc. (Communications Equipment)	30,153	811,719
Match Group, Inc.* (Interactive Media & Services)	22,168	767,013
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	15,075	4,541,644
Netflix, Inc.* (Entertainment)	6,626	2,727,858
Nutanix, Inc.* - Class A (Software)	23,718	858,354
Okta, Inc.* (IT Services)	11,857	799,280
Opendoor Technologies, Inc.* (Real Estate Management & Development)	124,831	237,179
PayPal Holdings, Inc.* (Financial Services)	33,116	1,715,409
Pinterest, Inc.* - Class A (Interactive Media & Services)	40,427	1,207,959
Salesforce, Inc.* (Software)	13,862	2,783,906
Smartsheet, Inc.* - Class A (Software)	17,091	675,778
Snap, Inc.* - Class A (Interactive Media & Services)	93,117	932,101
Snowflake, Inc.* - Class A (IT Services)	11,609	1,684,815
Teladoc Health, Inc.* (Health Care Technology)	25,930	428,882
Veeva Systems, Inc.* - Class A (Health Care Technology)	6,817	1,313,704
Workday, Inc.* - Class A (Software)	7,346	1,555,223
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	4,556	161,875
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	13,659	495,138
Zoom Video Communications, Inc.* - Class A (Software)	16,079	964,418
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	38,972	505,077
TOTAL COMMON STOCKS
(Cost $36,236,189)		55,749,437

Repurchase Agreements(b)(c) (19.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $13,237,902	$13,236,000	$13,236,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,236,000)		13,236,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	369,651	$369,651
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $369,651)		369,651
TOTAL INVESTMENT SECURITIES
(Cost $49,841,840) - 101.8%		69,355,088
Net other assets (liabilities) - (1.8)%		(1,225,089)
NET ASSETS - 100.0%		$68,129,999

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $353,295.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $8,927,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	11/24/23	5.93%	$19,923,297	$(418,974)
Dow Jones Composite Internet Index	UBS AG	11/24/23	5.68%	26,518,821	(407,824)
				$46,442,118	$(826,798)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Broadline Retail	$7,511,712	11.0%
Communications Equipment	6,357,683	9.3%
Entertainment	2,727,858	4.0%
Financial Services	1,715,409	2.5%
Health Care Technology	1,742,586	2.6%
Hotels, Restaurants & Leisure	2,860,921	4.2%
Interactive Media & Services	13,661,718	20.2%
IT Services	5,899,383	8.7%
Real Estate Management & Development	894,192	1.3%
Software	12,024,653	17.6%
Specialty Retail	353,322	0.5%
Other **	12,380,562	18.1%
Total	$68,129,999	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (99.6%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,742	$164,706
AbbVie, Inc. (Biotechnology)	3,407	481,001
Accenture PLC - Class A (IT Services)	596	177,066
Adobe, Inc.* (Software)	413	219,741
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,684	165,874
Agilent Technologies, Inc. (Life Sciences Tools & Services)	341	35,249
Air Products and Chemicals, Inc. (Chemicals)	428	120,884
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	330	39,036
Albemarle Corp. (Chemicals)	228	28,906
Alphabet, Inc.* - Class A (Interactive Media & Services)	11,453	1,421,088
Alphabet, Inc.* - Class C (Interactive Media & Services)	9,742	1,220,673
Altria Group, Inc. (Tobacco)	1,784	71,663
Amazon.com, Inc.* (Broadline Retail)	8,065	1,073,371
American Express Co. (Consumer Finance)	551	80,463
American Tower Corp. (Specialized REITs)	477	84,997
Ameriprise Financial, Inc. (Capital Markets)	199	62,599
AMETEK, Inc. (Electrical Equipment)	223	31,392
Amgen, Inc. (Biotechnology)	1,033	264,138
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,151	92,714
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	455	71,585
Aon PLC - Class A (Insurance)	259	80,135
APA Corp. (Oil, Gas & Consumable Fuels)	593	23,554
Apple, Inc. (Technology Hardware, Storage & Peripherals)	28,370	4,844,744
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,622	214,672
Arch Capital Group, Ltd.* (Insurance)	721	62,496
Archer-Daniels-Midland Co. (Food Products)	506	36,214
Arista Networks, Inc.* (Communications Equipment)	484	96,979
Arthur J. Gallagher & Co. (Insurance)	265	62,405
Atmos Energy Corp. (Gas Utilities)	174	18,733
Autodesk, Inc.* (Software)	228	45,060
Automatic Data Processing, Inc. (Professional Services)	796	173,703
AutoZone, Inc.* (Specialty Retail)	36	89,177
Axon Enterprise, Inc.* (Aerospace & Defense)	136	27,811
Biogen, Inc.* (Biotechnology)	132	31,355
Bio-Techne Corp. (Life Sciences Tools & Services)	145	7,921
Blackstone, Inc. - Class A (Capital Markets)	1,370	126,520
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,499	76,734
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,033	207,820
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	477	401,333
Broadridge Financial Solutions, Inc. (Professional Services)	109	18,600
Brown & Brown, Inc. (Insurance)	268	18,605
Brown-Forman Corp. - Class B (Beverages)	194	10,895
Bunge, Ltd. (Food Products)	118	12,506
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	120	9,820
Cadence Design Systems, Inc.* (Software)	524	125,681
Campbell Soup Co. (Food Products)	223	9,011
Caterpillar, Inc. (Machinery)	591	133,596
Cboe Global Markets, Inc. (Capital Markets)	136	22,289
CDW Corp. (Electronic Equipment, Instruments & Components)	163	32,665
CF Industries Holdings, Inc. (Chemicals)	373	29,758
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,424	498,979
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	54	104,879
Chubb, Ltd. (Insurance)	453	97,223
Cintas Corp. (Commercial Services & Supplies)	98	49,698
Colgate-Palmolive Co. (Household Products)	877	65,880
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,311	274,546
Constellation Brands, Inc. - Class A (Beverages)	174	40,742
Copart, Inc.* (Commercial Services & Supplies)	1,677	72,983
Corteva, Inc. (Chemicals)	948	45,637
CoStar Group, Inc.* (Real Estate Management & Development)	788	57,847
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	564	311,576
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,460	40,150
CSX Corp. (Ground Transportation)	1,858	55,461
Cummins, Inc. (Machinery)	141	30,498
D.R. Horton, Inc. (Household Durables)	294	30,694
Danaher Corp. (Life Sciences Tools & Services)	1,269	243,673
Deere & Co. (Machinery)	526	192,178
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,236	57,561
Dexcom, Inc.* (Health Care Equipment & Supplies)	750	66,623
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	346	55,471
Discover Financial Services (Consumer Finance)	279	22,900
Dollar General Corp. (Consumer Staples Distribution & Retail)	424	50,473
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	404	44,880
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	31	10,509
Electronic Arts, Inc. (Entertainment)	323	39,984
Elevance Health, Inc. (Health Care Providers & Services)	455	204,791
Eli Lilly & Co. (Pharmaceuticals)	1,539	852,499
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	263	20,930
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,124	141,905
EPAM Systems, Inc.* (IT Services)	76	16,535
EQT Corp. (Oil, Gas & Consumable Fuels)	698	29,581
Equifax, Inc. (Professional Services)	116	19,670

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Etsy, Inc.* (Broadline Retail)	138	$8,597
Everest Group, Ltd. (Insurance)	49	19,385
Expeditors International of Washington, Inc. (Air Freight & Logistics)	286	31,245
Extra Space Storage, Inc. (Specialized REITs)	203	21,029
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,728	818,008
FactSet Research Systems, Inc. (Capital Markets)	45	19,435
Fair Isaac Corp.* (Software)	49	41,448
Fastenal Co. (Trading Companies & Distributors)	540	31,504
First Horizon Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	205	29,202
Fiserv, Inc.* (Financial Services)	812	92,365
FleetCor Technologies, Inc.* (Financial Services)	76	17,113
FMC Corp. (Chemicals)	241	12,821
Fortinet, Inc.* (Software)	1,258	71,920
Freeport-McMoRan, Inc. (Metals & Mining)	2,768	93,503
Gartner, Inc.* (IT Services)	152	50,470
Gen Digital, Inc. (Software)	572	9,530
General Dynamics Corp. (Aerospace & Defense)	232	55,984
General Mills, Inc. (Food Products)	767	50,039
Genuine Parts Co. (Distributors)	194	24,999
Gilead Sciences, Inc. (Biotechnology)	2,405	188,889
Globe Life, Inc. (Insurance)	118	13,730
HCA Healthcare, Inc. (Health Care Providers & Services)	210	47,489
Hess Corp. (Oil, Gas & Consumable Fuels)	533	76,965
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	243	36,822
Hologic, Inc.* (Health Care Equipment & Supplies)	473	31,298
Hormel Foods Corp. (Food Products)	401	13,053
Hubbell, Inc. (Electrical Equipment)	103	27,820
Humana, Inc. (Health Care Providers & Services)	154	80,648
IDEX Corp. (Machinery)	83	15,887
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	78	31,159
Illinois Tool Works, Inc. (Machinery)	270	60,512
Incyte Corp.* (Biotechnology)	359	19,361
Insulet Corp.* (Health Care Equipment & Supplies)	134	17,764
Intuit, Inc. (Software)	286	141,556
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	332	87,057
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	170	30,741
Iron Mountain, Inc. (Specialized REITs)	355	20,970
J.B. Hunt Transport Services, Inc. (Ground Transportation)	158	27,155
Jack Henry & Associates, Inc. (Financial Services)	141	19,880
Johnson & Johnson (Pharmaceuticals)	2,882	427,516
Kellogg Co. (Food Products)	279	14,081
Kenvue, Inc. (Personal Care Products)	3,323	61,808
Keurig Dr Pepper, Inc. (Beverages)	970	29,420
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	185	22,579
Kimberly-Clark Corp. (Household Products)	312	37,328
KLA Corp. (Semiconductors & Semiconductor Equipment)	263	123,531
L3Harris Technologies, Inc. (Aerospace & Defense)	183	32,832
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	257	151,173
Lamb Weston Holding, Inc. (Food Products)	281	25,234
Leidos Holdings, Inc. (Professional Services)	172	17,049
Linde PLC (Chemicals)	576	220,125
Lockheed Martin Corp. (Aerospace & Defense)	308	140,029
Lowe's Cos., Inc. (Specialty Retail)	781	148,835
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	223	87,746
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,168	31,898
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	370	55,963
MarketAxess Holdings, Inc. (Capital Markets)	36	7,695
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	249	46,895
Marsh & McLennan Cos., Inc. (Insurance)	611	115,876
Masco Corp. (Building Products)	308	16,044
Mastercard, Inc. - Class A (Financial Services)	1,606	604,418
McCormick & Co., Inc. (Food Products)	248	15,847
McDonald's Corp. (Hotels, Restaurants & Leisure)	872	228,612
McKesson Corp. (Health Care Providers & Services)	120	54,643
Merck & Co., Inc. (Pharmaceuticals)	4,899	503,127
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	27	26,600
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	515	36,714
Microsoft Corp. (Software)	8,319	2,812,736
Moderna, Inc.* (Biotechnology)	640	48,614
Molina Healthcare, Inc.* (Health Care Providers & Services)	112	37,290
Mondelez International, Inc. - Class A (Food Products)	1,419	93,952
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	91	40,198
Monster Beverage Corp.* (Beverages)	1,437	73,431
Moody's Corp. (Capital Markets)	143	44,044
Motorola Solutions, Inc. (Communications Equipment)	176	49,009
MSCI, Inc. (Capital Markets)	87	41,025
Nasdaq, Inc. (Capital Markets)	419	20,782
Northrop Grumman Corp. (Aerospace & Defense)	199	93,815
NRG Energy, Inc. (Electric Utilities)	207	8,773
Nucor Corp. (Metals & Mining)	480	70,939
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,767	1,943,984

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	294	$50,694
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,280	79,117
Old Dominion Freight Line, Inc. (Ground Transportation)	174	65,539
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	832	52,116
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,124	73,285
Oracle Corp. (Software)	1,794	185,500
O'Reilly Automotive, Inc.* (Specialty Retail)	116	107,931
Palo Alto Networks, Inc.* (Software)	591	143,625
Paychex, Inc. (Professional Services)	352	39,090
Paycom Software, Inc. (Professional Services)	96	23,517
PepsiCo, Inc. (Beverages)	2,657	433,835
Pfizer, Inc. (Pharmaceuticals)	10,899	333,073
PG&E Corp.* (Electric Utilities)	4,032	65,721
Philip Morris International, Inc. (Tobacco)	1,617	144,172
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	451	107,789
Pool Corp. (Distributors)	47	14,841
Principal Financial Group, Inc. (Insurance)	261	17,664
PTC, Inc.* (Software)	230	32,297
Public Storage (Specialized REITs)	190	45,355
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,155	234,873
Quanta Services, Inc. (Construction & Engineering)	281	46,961
Quest Diagnostics, Inc. (Health Care Providers & Services)	143	18,604
Raymond James Financial, Inc. (Capital Markets)	364	34,740
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	205	159,877
Republic Services, Inc. (Commercial Services & Supplies)	219	32,519
ResMed, Inc. (Health Care Equipment & Supplies)	154	21,748
Rollins, Inc. (Commercial Services & Supplies)	542	20,385
SBA Communications Corp. (Specialized REITs)	118	24,618
Schlumberger N.V. (Energy Equipment & Services)	1,454	80,930
Sempra (Multi-Utilities)	729	51,051
ServiceNow, Inc.* (Software)	395	229,830
Snap-on, Inc. (Machinery)	58	14,961
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	109	8,279
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,127	103,954
Steel Dynamics, Inc. (Metals & Mining)	301	32,060
Synopsys, Inc.* (Software)	294	138,015
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	433	36,203
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	145	12,074
Tesla, Inc.* (Automobile Components)	5,330	1,070,477
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,104	156,779
The AES Corp. (Independent Power and Renewable Electricity Producers)	762	11,354
The Charles Schwab Corp. (Capital Markets)	1,693	88,104
The Cigna Group (Health Care Providers & Services)	279	86,267
The Clorox Co. (Household Products)	107	12,594
The Coca-Cola Co. (Beverages)	4,883	275,841
The Hershey Co. (Food Products)	290	54,332
The Home Depot, Inc. (Specialty Retail)	1,028	292,661
The Mosaic Co. (Chemicals)	642	20,852
The Procter & Gamble Co. (Household Products)	2,503	375,525
The Progressive Corp. (Insurance)	1,131	178,801
The TJX Cos., Inc. (Specialty Retail)	1,419	124,971
The Travelers Cos., Inc. (Insurance)	239	40,018
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,349	80,806
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	745	331,355
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	680	97,825
Tractor Supply Co. (Specialty Retail)	210	40,438
TransDigm Group, Inc.* (Aerospace & Defense)	49	40,576
Tyler Technologies, Inc.* (Software)	38	14,170
Ulta Beauty, Inc.* (Specialty Retail)	96	36,606
Union Pacific Corp. (Ground Transportation)	589	122,283
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,789	958,118
Veralto Corp.* (Commercial Services & Supplies)	424	29,256
VeriSign, Inc.* (IT Services)	85	16,971
Verisk Analytics, Inc. (Professional Services)	129	29,329
Vertex Pharmaceuticals, Inc.* (Biotechnology)	497	179,969
VICI Properties, Inc. (Specialized REITs)	1,112	31,025
Visa, Inc. - Class A (Financial Services)	3,101	729,044
Vulcan Materials Co. (Construction Materials)	152	29,866
W.R. Berkley Corp. (Insurance)	393	26,496
W.W. Grainger, Inc. (Trading Companies & Distributors)	87	63,495
Waste Management, Inc. (Commercial Services & Supplies)	419	68,854
Waters Corp.* (Life Sciences Tools & Services)	114	27,192
WEC Energy Group, Inc. (Multi-Utilities)	317	25,801
Weyerhaeuser Co. (Specialized REITs)	802	23,009
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	346	41,818
TOTAL COMMON STOCKS
(Cost $31,668,001)		37,104,187

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $68,010	$68,000	$68,000
TOTAL REPURCHASE AGREEMENTS
(Cost $68,000)		68,000
TOTAL INVESTMENT SECURITIES
(Cost $31,736,001) - 99.8%		37,172,187
Net other assets (liabilities) - 0.2%		75,256
NET ASSETS - 100.0%		$37,247,443

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$391,047	1.0%
Air Freight & Logistics	41,065	0.1%
Automobile Components	1,070,477	2.9%
Banks	8	NM
Beverages	864,163	2.3%
Biotechnology	1,373,204	3.7%
Broadline Retail	1,081,968	2.9%
Building Products	16,044	NM
Capital Markets	467,233	1.3%
Chemicals	478,982	1.3%
Commercial Services & Supplies	273,695	0.7%
Communications Equipment	145,988	0.4%
Construction & Engineering	46,961	0.1%
Construction Materials	29,866	0.1%
Consumer Finance	103,363	0.3%
Consumer Staples Distribution & Retail	406,929	1.1%
Distributors	39,840	0.1%
Electric Utilities	74,494	0.2%
Electrical Equipment	59,212	0.2%
Electronic Equipment, Instruments & Components	147,957	0.4%
Energy Equipment & Services	80,930	0.2%
Entertainment	39,984	0.1%
Financial Services	1,462,821	3.9%
Food Products	324,269	0.9%
Gas Utilities	18,733	NM
Ground Transportation	270,438	0.7%
Health Care Equipment & Supplies	497,089	1.3%
Health Care Providers & Services	1,487,850	4.0%
Hotels, Restaurants & Leisure	612,525	1.6%
Household Durables	30,694	0.1%
Household Products	491,327	1.3%
Independent Power and Renewable Electricity Producers	11,354	NM
Insurance	732,834	2.0%
Interactive Media & Services	2,641,761	7.1%
IT Services	261,042	0.7%
Life Sciences Tools & Services	702,731	1.9%
Machinery	447,633	1.2%
Metals & Mining	196,502	0.5%
Multi-Utilities	76,852	0.2%
Oil, Gas & Consumable Fuels	2,481,782	6.7%
Personal Care Products	61,808	0.2%
Pharmaceuticals	2,324,035	6.2%
Professional Services	320,958	0.9%
Real Estate Management & Development	57,847	0.2%
Semiconductors & Semiconductor Equipment	3,714,011	10.0%
Software	4,211,109	11.3%
Specialized REITs	251,003	0.7%
Specialty Retail	840,619	2.3%
Technology Hardware, Storage & Peripherals	4,844,745	12.9%
Textiles, Apparel & Luxury Goods	87,746	0.2%
Tobacco	215,835	0.6%
Trading Companies & Distributors	94,999	0.3%
Wireless Telecommunication Services	97,825	0.3%
Other **	143,256	0.4%
Total	$37,247,443	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (99.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	277	$25,193
A.O. Smith Corp. (Building Products)	62	4,325
Abbott Laboratories (Health Care Equipment & Supplies)	418	39,522
Accenture PLC - Class A (IT Services)	161	47,831
Adobe, Inc.* (Software)	121	64,379
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	372	36,642
Aflac, Inc. (Insurance)	271	21,168
Agilent Technologies, Inc. (Life Sciences Tools & Services)	59	6,099
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	128	15,141
Akamai Technologies, Inc.* (IT Services)	76	7,853
Alaska Air Group, Inc.* (Passenger Airlines)	64	2,024
Alexandria Real Estate Equities, Inc. (Office REITs)	79	7,357
Align Technology, Inc.* (Health Care Equipment & Supplies)	36	6,645
Allegion PLC (Building Products)	44	4,328
Alliant Energy Corp. (Electric Utilities)	126	6,148
Altria Group, Inc. (Tobacco)	426	17,112
Amazon.com, Inc.* (Broadline Retail)	2,458	327,135
Amcor PLC (Containers & Packaging)	737	6,552
Ameren Corp. (Multi-Utilities)	132	9,994
American Airlines Group, Inc.* (Passenger Airlines)	327	3,646
American Electric Power Co., Inc. (Electric Utilities)	259	19,565
American Express Co. (Consumer Finance)	149	21,759
American International Group, Inc. (Insurance)	357	21,887
American Tower Corp. (Specialized REITs)	110	19,601
American Water Works Co., Inc. (Water Utilities)	98	11,530
AmerisourceBergen Corp. (Health Care Providers & Services)	84	15,553
AMETEK, Inc. (Electrical Equipment)	58	8,165
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	133	20,925
ANSYS, Inc.* (Software)	43	11,965
Aon PLC - Class A (Insurance)	35	10,829
Aptiv PLC* (Automobile Components)	142	12,382
Archer-Daniels-Midland Co. (Food Products)	137	9,805
Arthur J. Gallagher & Co. (Insurance)	39	9,184
Assurant, Inc. (Insurance)	27	4,020
AT&T, Inc. (Diversified Telecommunication Services)	3,584	55,194
Atmos Energy Corp. (Gas Utilities)	29	3,122
Autodesk, Inc.* (Software)	48	9,486
AvalonBay Communities, Inc. (Residential REITs)	71	11,768
Avery Dennison Corp. (Containers & Packaging)	40	6,963
Baker Hughes Co. (Energy Equipment & Services)	505	17,382
Ball Corp. (Containers & Packaging)	159	7,656
Bank of America Corp. (Banks)	3,464	91,243
Bath & Body Works, Inc. (Specialty Retail)	115	3,410
Baxter International, Inc. (Health Care Equipment & Supplies)	254	8,237
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	145	36,653
Berkshire Hathaway, Inc.* - Class B (Financial Services)	913	311,633
Best Buy Co., Inc. (Specialty Retail)	97	6,482
Biogen, Inc.* (Biotechnology)	38	9,027
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	10	2,753
Bio-Techne Corp. (Life Sciences Tools & Services)	41	2,240
BlackRock, Inc. (Capital Markets)	70	42,860
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	18	50,211
BorgWarner, Inc. (Automobile Components)	118	4,354
Boston Properties, Inc. (Office REITs)	72	3,857
Boston Scientific Corp.* (Health Care Equipment & Supplies)	345	17,661
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	84	70,675
Broadridge Financial Solutions, Inc. (Professional Services)	31	5,290
Brown & Brown, Inc. (Insurance)	48	3,332
Brown-Forman Corp. - Class B (Beverages)	41	2,303
Bunge, Ltd. (Food Products)	44	4,663
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	27	2,209
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	108	4,308
Camden Property Trust (Residential REITs)	53	4,499
Campbell Soup Co. (Food Products)	40	1,616
Capital One Financial Corp. (Consumer Finance)	191	19,347
Cardinal Health, Inc. (Health Care Providers & Services)	127	11,557
CarMax, Inc.* (Specialty Retail)	79	4,826
Carnival Corp.* (Hotels, Restaurants & Leisure)	504	5,776
Carrier Global Corp. (Building Products)	419	19,970
Catalent, Inc.* (Pharmaceuticals)	90	3,095
Caterpillar, Inc. (Machinery)	102	23,057
Cboe Global Markets, Inc. (Capital Markets)	17	2,786
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	155	10,748
CDW Corp. (Electronic Equipment, Instruments & Components)	25	5,010
Celanese Corp. (Chemicals)	50	5,726
Centene Corp.* (Health Care Providers & Services)	271	18,694
CenterPoint Energy, Inc. (Multi-Utilities)	316	8,494
Ceridian HCM Holding, Inc.* (Professional Services)	78	4,993
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	26	4,377
Charter Communications, Inc.* - Class A (Media)	51	20,543
Chubb, Ltd. (Insurance)	89	19,101
Church & Dwight Co., Inc. (Household Products)	123	11,186
Cincinnati Financial Corp. (Insurance)	80	7,974
Cintas Corp. (Commercial Services & Supplies)	18	9,128
Cisco Systems, Inc. (Communications Equipment)	2,042	106,450

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Citigroup, Inc. (Banks)	965	$38,108
Citizens Financial Group, Inc. (Banks)	236	5,529
CME Group, Inc. (Capital Markets)	180	38,423
CMS Energy Corp. (Multi-Utilities)	146	7,934
Cognizant Technology Solutions Corp. - Class A (IT Services)	253	16,311
Colgate-Palmolive Co. (Household Products)	186	13,972
Comcast Corp. - Class A (Media)	2,063	85,180
Comerica, Inc. (Banks)	66	2,600
Conagra Brands, Inc. (Food Products)	240	6,566
Consolidated Edison, Inc. (Multi-Utilities)	173	15,188
Constellation Brands, Inc. - Class A (Beverages)	36	8,429
Constellation Energy Corp. (Electric Utilities)	161	18,180
Corning, Inc. (Electronic Equipment, Instruments & Components)	384	10,276
Corteva, Inc. (Chemicals)	110	5,295
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	75	41,433
Crown Castle, Inc. (Specialized REITs)	217	20,177
CSX Corp. (Ground Transportation)	522	15,582
Cummins, Inc. (Machinery)	35	7,571
CVS Health Corp. (Health Care Providers & Services)	644	44,442
D.R. Horton, Inc. (Household Durables)	76	7,934
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	60	8,732
DaVita, Inc.* (Health Care Providers & Services)	27	2,085
Delta Air Lines, Inc. (Passenger Airlines)	322	10,062
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	106	3,223
Digital Realty Trust, Inc. (Specialized REITs)	152	18,903
Discover Financial Services (Consumer Finance)	53	4,350
Dominion Energy, Inc. (Multi-Utilities)	419	16,893
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	9	3,051
Dover Corp. (Machinery)	70	9,097
Dow, Inc. (Chemicals)	353	17,064
DTE Energy Co. (Multi-Utilities)	103	9,927
Duke Energy Corp. (Electric Utilities)	387	34,400
DuPont de Nemours, Inc. (Chemicals)	231	16,835
Eastman Chemical Co. (Chemicals)	59	4,409
Eaton Corp. PLC (Electrical Equipment)	200	41,582
eBay, Inc. (Broadline Retail)	267	10,474
Ecolab, Inc. (Chemicals)	127	21,303
Edison International (Electric Utilities)	193	12,171
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	304	19,371
Electronic Arts, Inc. (Entertainment)	39	4,828
Emerson Electric Co. (Electrical Equipment)	286	25,445
Entergy Corp. (Electric Utilities)	106	10,133
EPAM Systems, Inc.* (IT Services)	9	1,958
Equifax, Inc. (Professional Services)	31	5,257
Equinix, Inc. (Specialized REITs)	47	34,294
Equity Residential (Residential REITs)	174	9,627
Essex Property Trust, Inc. (Residential REITs)	32	6,845
Etsy, Inc.* (Broadline Retail)	27	1,682
Everest Group, Ltd. (Insurance)	9	3,561
Evergy, Inc. (Electric Utilities)	115	5,651
Eversource Energy (Electric Utilities)	176	9,467
Exelon Corp. (Electric Utilities)	499	19,431
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	69	6,575
Extra Space Storage, Inc. (Specialized REITs)	53	5,490
F5, Inc.* (Communications Equipment)	30	4,548
FactSet Research Systems, Inc. (Capital Markets)	8	3,455
Fastenal Co. (Trading Companies & Distributors)	146	8,518
Federal Realty Investment Trust (Diversified REITs)	37	3,374
FedEx Corp. (Air Freight & Logistics)	116	27,852
Fidelity National Information Services, Inc. (Financial Services)	297	14,586
Fifth Third Bancorp (Banks)	341	8,085
First Horizon Corp. (Banks)	1	9
FirstEnergy Corp. (Electric Utilities)	259	9,220
Fiserv, Inc.* (Financial Services)	96	10,920
FleetCor Technologies, Inc.* (Financial Services)	17	3,828
Ford Motor Co. (Automobile Components)	1,970	19,208
Fortive Corp. (Machinery)	176	11,489
Fox Corp. - Class A (Media)	127	3,860
Fox Corp. - Class B (Media)	66	1,842
Franklin Resources, Inc. (Capital Markets)	142	3,236
Garmin, Ltd. (Household Durables)	78	7,997
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	197	13,114
Gen Digital, Inc. (Software)	132	2,199
Generac Holdings, Inc.* (Electrical Equipment)	31	2,606
General Dynamics Corp. (Aerospace & Defense)	53	12,789
General Electric Co. (Industrial Conglomerates)	545	59,203
General Mills, Inc. (Food Products)	94	6,133
General Motors Co. (Automobile Components)	690	19,458
Genuine Parts Co. (Distributors)	20	2,577
Global Payments, Inc. (Financial Services)	130	13,809
Globe Life, Inc. (Insurance)	13	1,513
Halliburton Co. (Energy Equipment & Services)	451	17,742
Hasbro, Inc. (Leisure Products)	65	2,935
HCA Healthcare, Inc. (Health Care Providers & Services)	46	10,402
Healthpeak Properties, Inc. (Health Care REITs)	275	4,276
Henry Schein, Inc.* (Health Care Providers & Services)	65	4,224
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	647	9,951
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	68	10,304

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Honeywell International, Inc. (Industrial Conglomerates)	332	$60,843
Hormel Foods Corp. (Food Products)	41	1,335
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	356	5,511
Howmet Aerospace, Inc. (Aerospace & Defense)	196	8,644
HP, Inc. (Technology Hardware, Storage & Peripherals)	435	11,453
Humana, Inc. (Health Care Providers & Services)	22	11,521
Huntington Bancshares, Inc. (Banks)	726	7,006
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	20	4,396
IDEX Corp. (Machinery)	16	3,063
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	21	8,389
Illinois Tool Works, Inc. (Machinery)	67	15,016
Illumina, Inc.* (Life Sciences Tools & Services)	79	8,644
Ingersoll Rand, Inc. (Machinery)	203	12,318
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,098	76,576
Intercontinental Exchange, Inc. (Capital Markets)	287	30,835
International Business Machines Corp. (IT Services)	457	66,101
International Flavors & Fragrances, Inc. (Chemicals)	128	8,749
International Paper Co. (Containers & Packaging)	173	5,835
Intuit, Inc. (Software)	66	32,667
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	91	23,862
Invesco, Ltd. (Capital Markets)	225	2,918
Invitation Homes, Inc. (Residential REITs)	289	8,580
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	48	8,680
Iron Mountain, Inc. (Specialized REITs)	54	3,190
Jacobs Solutions, Inc. (Professional Services)	63	8,398
Johnson & Johnson (Pharmaceuticals)	459	68,088
Johnson Controls International PLC (Building Products)	341	16,716
JPMorgan Chase & Co. (Banks)	1,456	202,472
Juniper Networks, Inc. (Communications Equipment)	161	4,334
Kellogg Co. (Food Products)	59	2,978
Keurig Dr Pepper, Inc. (Beverages)	253	7,673
KeyCorp (Banks)	469	4,793
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	41	5,004
Kimberly-Clark Corp. (Household Products)	89	10,648
Kimco Realty Corp. (Retail REITs)	310	5,561
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	971	15,730
L3Harris Technologies, Inc. (Aerospace & Defense)	47	8,432
Laboratory Corp. of America Holdings (Health Care Providers & Services)	44	8,788
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	166	7,878
Leidos Holdings, Inc. (Professional Services)	24	2,379
Lennar Corp. - Class A (Household Durables)	126	13,443
Linde PLC (Chemicals)	96	36,687
Live Nation Entertainment, Inc.* (Entertainment)	71	5,681
LKQ Corp. (Distributors)	135	5,930
Lockheed Martin Corp. (Aerospace & Defense)	33	15,003
Loews Corp. (Insurance)	93	5,953
Lowe's Cos., Inc. (Specialty Retail)	92	17,532
LyondellBasell Industries N.V. - Class A (Chemicals)	128	11,551
M&T Bank Corp. (Banks)	84	9,471
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	104	15,730
MarketAxess Holdings, Inc. (Capital Markets)	10	2,138
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	62	11,624
Marsh & McLennan Cos., Inc. (Insurance)	90	17,069
Martin Marietta Materials, Inc. (Construction Materials)	31	12,677
Masco Corp. (Building Products)	33	1,719
Match Group, Inc.* (Interactive Media & Services)	139	4,809
McCormick & Co., Inc. (Food Products)	62	3,962
McDonald's Corp. (Hotels, Restaurants & Leisure)	139	36,442
McKesson Corp. (Health Care Providers & Services)	36	16,393
Medtronic PLC (Health Care Equipment & Supplies)	666	46,993
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,113	335,315
MetLife, Inc. (Insurance)	316	18,963
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4	3,941
MGM Resorts International (Hotels, Restaurants & Leisure)	140	4,889
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	139	9,909
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	549	36,712
Microsoft Corp. (Software)	1,564	528,805
Mid-America Apartment Communities, Inc. (Residential REITs)	58	6,853
Mohawk Industries, Inc.* (Household Durables)	26	2,090
Molson Coors Beverage Co. - Class B (Beverages)	93	5,373
Mondelez International, Inc. - Class A (Food Products)	313	20,724
Moody's Corp. (Capital Markets)	42	12,936
Morgan Stanley (Capital Markets)	640	45,325
Motorola Solutions, Inc. (Communications Equipment)	38	10,581
MSCI, Inc. (Capital Markets)	17	8,016
Nasdaq, Inc. (Capital Markets)	61	3,026
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	106	7,715
Netflix, Inc.* (Entertainment)	222	91,396

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Newmont Corp. (Metals & Mining)	398	$14,913
News Corp. - Class A (Media)	191	3,950
News Corp. - Class B (Media)	58	1,244
NextEra Energy, Inc. (Electric Utilities)	1,015	59,175
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	614	63,101
NiSource, Inc. (Multi-Utilities)	207	5,208
Nordson Corp. (Machinery)	27	5,740
Norfolk Southern Corp. (Ground Transportation)	114	21,750
Northern Trust Corp. (Capital Markets)	104	6,855
Northrop Grumman Corp. (Aerospace & Defense)	20	9,429
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	213	2,897
NRG Energy, Inc. (Electric Utilities)	61	2,585
NVR, Inc.* (Household Durables)	2	10,825
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	53	9,139
Omnicom Group, Inc. (Media)	99	7,416
Oracle Corp. (Software)	323	33,398
Otis Worldwide Corp. (Machinery)	206	15,905
PACCAR, Inc. (Machinery)	263	21,705
Packaging Corp. of America (Containers & Packaging)	45	6,887
Paramount Global(a) - Class B (Media)	242	2,633
Parker-Hannifin Corp. (Machinery)	64	23,610
Paychex, Inc. (Professional Services)	69	7,662
PayPal Holdings, Inc.* (Financial Services)	551	28,542
Pentair PLC (Machinery)	83	4,824
Philip Morris International, Inc. (Tobacco)	357	31,831
Phillips 66 (Oil, Gas & Consumable Fuels)	223	25,437
Pinnacle West Capital Corp. (Electric Utilities)	58	4,302
Pool Corp. (Distributors)	7	2,210
PPG Industries, Inc. (Chemicals)	118	14,487
PPL Corp. (Electric Utilities)	369	9,066
Principal Financial Group, Inc. (Insurance)	44	2,978
Prologis, Inc. (Industrial REITs)	463	46,647
Prudential Financial, Inc. (Insurance)	182	16,642
Public Service Enterprise Group, Inc. (Multi-Utilities)	250	15,412
Public Storage (Specialized REITs)	30	7,161
PulteGroup, Inc. (Household Durables)	110	8,095
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	49	4,284
Quest Diagnostics, Inc. (Health Care Providers & Services)	19	2,472
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	20	2,251
Realty Income Corp. (Retail REITs)	356	16,867
Regency Centers Corp. (Retail REITs)	82	4,941
Regions Financial Corp. (Banks)	470	6,829
Republic Services, Inc. (Commercial Services & Supplies)	46	6,831
ResMed, Inc. (Health Care Equipment & Supplies)	34	4,801
Revvity, Inc. (Life Sciences Tools & Services)	63	5,220
Robert Half, Inc. (Professional Services)	55	4,112
Rockwell Automation, Inc. (Electrical Equipment)	57	14,980
Roper Technologies, Inc. (Software)	53	25,894
Ross Stores, Inc. (Specialty Retail)	171	19,831
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	118	9,998
RTX Corp. (Aerospace & Defense)	729	59,333
S&P Global, Inc. (Capital Markets)	163	56,937
Salesforce, Inc.* (Software)	488	98,005
SBA Communications Corp. (Specialized REITs)	24	5,007
Schlumberger N.V. (Energy Equipment & Services)	335	18,647
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	97	6,620
Sealed Air Corp. (Containers & Packaging)	72	2,217
Sempra (Multi-Utilities)	126	8,824
Simon Property Group, Inc. (Retail REITs)	164	18,023
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	80	6,939
Snap-on, Inc. (Machinery)	11	2,837
Southwest Airlines Co. (Passenger Airlines)	298	6,625
Stanley Black & Decker, Inc. (Machinery)	77	6,549
Starbucks Corp. (Hotels, Restaurants & Leisure)	282	26,012
State Street Corp. (Capital Markets)	159	10,276
STERIS PLC (Health Care Equipment & Supplies)	49	10,289
Stryker Corp. (Health Care Equipment & Supplies)	169	45,667
Synchrony Financial (Consumer Finance)	209	5,862
Sysco Corp. (Consumer Staples Distribution & Retail)	253	16,822
T. Rowe Price Group, Inc. (Capital Markets)	112	10,136
Take-Two Interactive Software, Inc.* (Entertainment)	79	10,566
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	116	3,197
Target Corp. (Consumer Staples Distribution & Retail)	231	25,592
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	157	18,503
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	24	8,990
Teleflex, Inc. (Health Care Equipment & Supplies)	24	4,434
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	39	3,248
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	168	23,858
Textron, Inc. (Aerospace & Defense)	99	7,524
The AES Corp. (Independent Power and Renewable Electricity Producers)	137	2,041
The Allstate Corp. (Insurance)	131	16,785
The Bank of New York Mellon Corp. (Capital Markets)	390	16,575
The Boeing Co.* (Aerospace & Defense)	285	53,244
The Charles Schwab Corp. (Capital Markets)	305	15,872
The Cigna Group (Health Care Providers & Services)	76	23,499
The Clorox Co. (Household Products)	34	4,002

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The Coca-Cola Co. (Beverages)	683	$38,583
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	25	7,794
The Estee Lauder Cos., Inc. (Personal Care Products)	116	14,949
The Goldman Sachs Group, Inc. (Capital Markets)	165	50,096
The Hartford Financial Services Group, Inc. (Insurance)	153	11,238
The Home Depot, Inc. (Specialty Retail)	237	67,472
The Interpublic Group of Cos., Inc. (Media)	193	5,481
The JM Smucker Co. (Food Products)	51	5,806
The Kraft Heinz Co. (Food Products)	401	12,615
The Kroger Co. (Consumer Staples Distribution & Retail)	331	15,017
The PNC Financial Services Group, Inc. (Banks)	199	22,780
The Procter & Gamble Co. (Household Products)	531	79,666
The Sherwin-Williams Co. (Chemicals)	118	28,109
The Southern Co. (Electric Utilities)	547	36,813
The TJX Cos., Inc. (Specialty Retail)	207	18,230
The Travelers Cos., Inc. (Insurance)	53	8,874
The Walt Disney Co.* (Entertainment)	917	74,818
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	84	12,084
Trane Technologies PLC (Building Products)	114	21,695
TransDigm Group, Inc.* (Aerospace & Defense)	15	12,421
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	124	5,844
Truist Financial Corp. (Banks)	668	18,944
Tyler Technologies, Inc.* (Software)	11	4,102
Tyson Foods, Inc. - Class A (Food Products)	144	6,674
U.S. Bancorp (Banks)	780	24,866
UDR, Inc. (Residential REITs)	152	4,835
Union Pacific Corp. (Ground Transportation)	153	31,764
United Airlines Holdings, Inc.* (Passenger Airlines)	164	5,742
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	362	51,133
United Rentals, Inc. (Trading Companies & Distributors)	34	13,813
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	31	3,903
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	177	22,479
Ventas, Inc. (Health Care REITs)	201	8,534
VeriSign, Inc.* (IT Services)	23	4,592
Verisk Analytics, Inc. (Professional Services)	39	8,867
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,106	73,983
VF Corp. (Textiles, Apparel & Luxury Goods)	165	2,430
Viatris, Inc. (Pharmaceuticals)	601	5,349
VICI Properties, Inc. (Specialized REITs)	218	6,082
Vulcan Materials Co. (Construction Materials)	27	5,305
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	359	7,568
Walmart, Inc. (Consumer Staples Distribution & Retail)	715	116,838
Warner Bros. Discovery, Inc.* (Entertainment)	1,110	11,033
Waste Management, Inc. (Commercial Services & Supplies)	76	12,489
WEC Energy Group, Inc. (Multi-Utilities)	76	6,186
Wells Fargo & Co. (Banks)	1,833	72,898
Welltower, Inc. (Health Care REITs)	261	21,823
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	37	11,776
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	160	6,424
Westinghouse Air Brake Technologies Corp. (Machinery)	91	9,648
Westrock Co. (Containers & Packaging)	128	4,599
Weyerhaeuser Co. (Specialized REITs)	157	4,504
Whirlpool Corp. (Household Durables)	27	2,823
Willis Towers Watson PLC (Insurance)	52	12,266
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	48	4,213
Xcel Energy, Inc. (Electric Utilities)	276	16,359
Xylem, Inc. (Machinery)	121	11,318
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	50	6,043
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	26	5,445
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	105	10,963
Zions Bancorp NA (Banks)	74	2,283
Zoetis, Inc. (Pharmaceuticals)	230	36,110
TOTAL COMMON STOCKS
(Cost $5,988,282)		7,978,057

Repurchase Agreements(b) (NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,000)		3,000

Collateral for Securities Loaned(c) (NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(d)	2,093	$2,093
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,093)		2,093
TOTAL INVESTMENT SECURITIES
(Cost $5,993,375) - 99.6%		7,983,150
Net other assets (liabilities) - 0.4%		34,235
NET ASSETS - 100.0%		$8,017,385

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $2,024.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Large-Cap Value ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$191,216	2.4%
Air Freight & Logistics	81,193	1.0%
Automobile Components	55,402	0.7%
Banks	517,916	6.5%
Beverages	62,361	0.8%
Biotechnology	9,026	0.1%
Broadline Retail	339,292	4.2%
Building Products	68,753	0.9%
Capital Markets	362,701	4.5%
Chemicals	170,215	2.1%
Commercial Services & Supplies	28,448	0.4%
Communications Equipment	125,913	1.6%
Construction Materials	17,982	0.2%
Consumer Finance	51,318	0.6%
Consumer Staples Distribution & Retail	223,271	2.8%
Containers & Packaging	40,709	0.5%
Distributors	10,717	0.1%
Diversified REITs	3,374	NM
Diversified Telecommunication Services	129,177	1.6%
Electric Utilities	272,666	3.4%
Electrical Equipment	92,778	1.2%
Electronic Equipment, Instruments & Components	59,072	0.7%
Energy Equipment & Services	53,770	0.7%
Entertainment	198,322	2.5%
Financial Services	383,318	4.8%
Food Products	82,877	1.0%
Gas Utilities	3,122	NM
Ground Transportation	69,096	0.9%
Health Care Equipment & Supplies	307,619	3.8%
Health Care Providers & Services	173,533	2.2%
Health Care REITs	34,633	0.4%
Hotel & Resort REITs	5,511	0.1%
Hotels, Restaurants & Leisure	214,094	2.7%
Household Durables	53,207	0.7%
Household Products	119,474	1.5%
Independent Power and Renewable Electricity Producers	2,041	NM
Industrial Conglomerates	145,239	1.8%
Industrial REITs	46,647	0.6%
Insurance	213,337	2.7%
Interactive Media & Services	340,123	4.2%
IT Services	144,646	1.8%
Leisure Products	2,935	NM
Life Sciences Tools & Services	53,730	0.7%
Machinery	183,747	2.3%
Media	132,149	1.6%
Metals & Mining	14,913	0.2%
Multi-Utilities	104,060	1.3%
Office REITs	11,214	0.1%
Oil, Gas & Consumable Fuels	79,377	1.0%
Passenger Airlines	28,099	0.4%
Personal Care Products	14,949	0.2%
Pharmaceuticals	112,642	1.4%
Professional Services	46,958	0.6%
Real Estate Management & Development	10,748	0.1%
Residential REITs	53,007	0.7%
Retail REITs	45,392	0.6%
Semiconductors & Semiconductor Equipment	298,907	3.7%
Software	810,900	10.1%
Specialized REITs	124,408	1.6%
Specialty Retail	137,783	1.7%
Technology Hardware, Storage & Peripherals	42,163	0.5%
Textiles, Apparel & Luxury Goods	70,979	0.9%
Tobacco	48,943	0.6%
Trading Companies & Distributors	22,331	0.3%
Water Utilities	11,530	0.1%
Wireless Telecommunication Services	12,084	0.2%
Other **	39,328	0.4%
Total	$8,017,385	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (80.4%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	995	$281,028
Albemarle Corp. (Chemicals)	526	66,686
Amcor PLC (Containers & Packaging)	6,589	58,576
Avery Dennison Corp. (Containers & Packaging)	361	62,839
Ball Corp. (Containers & Packaging)	1,411	67,940
Celanese Corp. (Chemicals)	449	51,415
CF Industries Holdings, Inc. (Chemicals)	865	69,010
Corteva, Inc. (Chemicals)	3,180	153,085
Dow, Inc. (Chemicals)	3,149	152,223
DuPont de Nemours, Inc. (Chemicals)	2,057	149,914
Eastman Chemical Co. (Chemicals)	531	39,682
Ecolab, Inc. (Chemicals)	1,136	190,553
FMC Corp. (Chemicals)	558	29,686
Freeport-McMoRan, Inc. (Metals & Mining)	6,421	216,902
International Flavors & Fragrances, Inc. (Chemicals)	1,143	78,124
International Paper Co. (Containers & Packaging)	1,547	52,180
Linde PLC (Chemicals)	2,187	835,784
LyondellBasell Industries N.V. - Class A (Chemicals)	1,147	103,505
Martin Marietta Materials, Inc. (Construction Materials)	278	113,685
Newmont Corp. (Metals & Mining)	3,558	133,318
Nucor Corp. (Metals & Mining)	1,114	164,638
Packaging Corp. of America (Containers & Packaging)	403	61,679
PPG Industries, Inc. (Chemicals)	1,056	129,645
Sealed Air Corp. (Containers & Packaging)	645	19,860
Steel Dynamics, Inc. (Metals & Mining)	697	74,237
The Mosaic Co. (Chemicals)	1,486	48,265
The Sherwin-Williams Co. (Chemicals)	1,061	252,741
Vulcan Materials Co. (Construction Materials)	596	117,108
Westrock Co. (Containers & Packaging)	1,146	41,176
TOTAL COMMON STOCKS
(Cost $1,765,493)		3,815,484

Repurchase Agreements(a)(b)  (17.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $834,120	$834,000	$834,000
TOTAL REPURCHASE AGREEMENTS
(Cost $834,000)		834,000
TOTAL INVESTMENT SECURITIES
(Cost $2,599,493) - 98.0%		4,649,484
Net other assets (liabilities) - 2.0%		92,715
NET ASSETS - 100.0%		$4,742,199

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $455,000.

Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$2,384,887	$45,632
S&P Materials Select Sector Index	UBS AG	11/24/23	5.68%	915,900	16,453
				$3,300,787	$62,085

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Materials UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Chemicals	$2,631,345	55.5%
Construction Materials	230,794	4.8%
Containers & Packaging	364,250	7.7%
Metals & Mining	589,095	12.4%
Other **	926,715	19.6%
Total	$4,742,199	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (99.5%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	139	$10,218
Acuity Brands, Inc. (Electrical Equipment)	40	6,479
Advanced Drainage Systems, Inc. (Building Products)	139	14,849
AECOM (Construction & Engineering)	195	14,927
Affiliated Managers Group, Inc. (Capital Markets)	60	7,366
AGCO Corp. (Machinery)	84	9,631
Agree Realty Corp. (Retail REITs)	173	9,678
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	73	1,895
Ally Financial, Inc. (Consumer Finance)	142	3,435
American Financial Group, Inc. (Insurance)	77	8,421
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	269	5,611
Annaly Capital Management, Inc. (Mortgage REITs)	1,284	20,043
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	886	10,933
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	735	21,638
AptarGroup, Inc. (Containers & Packaging)	80	9,782
Aramark (Hotels, Restaurants & Leisure)	279	7,513
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	135	3,320
Ashland, Inc. (Chemicals)	90	6,897
Autoliv, Inc. (Automobile Components)	63	5,774
AutoNation, Inc.* (Specialty Retail)	32	4,163
Avis Budget Group, Inc.* (Ground Transportation)	51	8,303
Axalta Coating Systems, Ltd.* (Chemicals)	260	6,820
Belden, Inc. (Electronic Equipment, Instruments & Components)	110	7,799
BellRing Brands, Inc.* (Personal Care Products)	140	6,122
Berry Global Group, Inc. (Containers & Packaging)	135	7,425
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	199	13,556
Black Hills Corp. (Multi-Utilities)	91	4,400
Blackbaud, Inc.* (Software)	51	3,335
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	109	6,022
Brixmor Property Group, Inc. (Retail REITs)	384	7,983
Bruker Corp. (Life Sciences Tools & Services)	151	8,607
Brunswick Corp. (Leisure Products)	108	7,503
Builders FirstSource, Inc.* (Building Products)	325	35,269
BWX Technologies, Inc. (Aerospace & Defense)	237	17,604
Cabot Corp. (Chemicals)	146	9,706
CACI International, Inc.* - Class A (Professional Services)	38	12,341
Calix, Inc.* (Communications Equipment)	155	5,134
Carlisle Cos., Inc. (Building Products)	130	33,032
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	97	26,375
Celsius Holdings, Inc.* (Beverages)	128	19,468
ChampionX Corp. (Energy Equipment & Services)	511	15,739
Chart Industries, Inc.* (Machinery)	49	5,695
Chemed Corp. (Health Care Providers & Services)	27	15,192
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	38	4,199
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	82	13,556
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	177	19,442
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	142	9,504
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	222	16,745
Clean Harbors, Inc.* (Commercial Services & Supplies)	131	20,130
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	420	9,122
Cognex Corp. (Electronic Equipment, Instruments & Components)	234	8,422
Columbia Banking System, Inc. (Banks)	282	5,547
Commerce Bancshares, Inc. (Banks)	201	8,816
Commercial Metals Co. (Metals & Mining)	170	7,189
CommVault Systems, Inc.* (Software)	77	5,032
Concentrix Corp. (Professional Services)	113	8,612
Corporate Office Properties Trust (Office REITs)	153	3,488
Crane Co. (Machinery)	63	6,132
Crane NXT Co. (Electronic Equipment, Instruments & Components)	63	3,276
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	160	14,291
Crown Holdings, Inc. (Containers & Packaging)	123	9,914
CubeSmart (Specialized REITs)	316	10,772
Cullen/Frost Bankers, Inc. (Banks)	112	10,191
Curtiss-Wright Corp. (Aerospace & Defense)	100	19,881
Darling Ingredients, Inc.* (Food Products)	415	18,380
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	68	40,600
Dick's Sporting Goods, Inc. (Specialty Retail)	81	8,663
Dolby Laboratories, Inc. - Class A (Software)	75	6,071
Donaldson Co., Inc. (Machinery)	202	11,647
Doximity, Inc.* - Class A (Health Care Technology)	193	3,943
Dropbox, Inc.* - Class A (Software)	671	17,647
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	253	13,654
Dynatrace, Inc.* (Software)	618	27,632
Eagle Materials, Inc. (Construction Materials)	92	14,160
East West Bancorp, Inc. (Banks)	188	10,081
EastGroup Properties, Inc. (Industrial REITs)	65	10,611
EMCOR Group, Inc. (Construction & Engineering)	123	25,418
Encompass Health Corp. (Health Care Providers & Services)	120	7,507
Envestnet, Inc.* (Software)	64	2,368
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	519	4,604
Erie Indemnity Co. - Class A (Insurance)	64	17,676
Essential Utilities, Inc. (Water Utilities)	633	21,180
Euronet Worldwide, Inc.* (Financial Services)	60	4,610

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Evercore, Inc. (Capital Markets)	45	$5,858
Exelixis, Inc.* (Biotechnology)	828	17,049
ExlService Holdings, Inc.* (Professional Services)	431	11,253
Exponent, Inc. (Professional Services)	92	6,743
Federated Hermes, Inc. (Capital Markets)	160	5,072
First Financial Bankshares, Inc. (Banks)	178	4,281
First Horizon Corp. (Banks)	959	10,309
First Industrial Realty Trust, Inc. (Industrial REITs)	175	7,403
FirstCash Holdings, Inc. (Consumer Finance)	96	10,456
Five Below, Inc.* (Specialty Retail)	100	17,398
Floor & Decor Holdings, Inc.*(a) - Class A (Specialty Retail)	276	22,742
Flowers Foods, Inc. (Food Products)	316	6,930
FNF Group (Insurance)	356	13,916
Fox Factory Holding Corp.* (Automobile Components)	111	9,044
FTI Consulting, Inc.* (Professional Services)	88	18,679
Gaming & Leisure Properties, Inc. (Specialized REITs)	451	20,471
GATX Corp. (Trading Companies & Distributors)	48	5,020
Genpact, Ltd. (Professional Services)	248	8,318
Gentex Corp. (Automobile Components)	280	8,030
Glacier Bancorp, Inc. (Banks)	157	4,740
Globus Medical, Inc.* (Health Care Equipment & Supplies)	305	13,942
GoDaddy, Inc.* - Class A (IT Services)	382	27,974
Graco, Inc. (Machinery)	286	21,265
Grand Canyon Education, Inc.* (Diversified Consumer Services)	77	9,111
Graphic Packaging Holding Co. (Containers & Packaging)	568	12,217
H&R Block, Inc. (Diversified Consumer Services)	397	16,297
Haemonetics Corp.* (Health Care Equipment & Supplies)	132	11,250
Halozyme Therapeutics, Inc.* (Biotechnology)	343	11,617
Hancock Whitney Corp. (Banks)	110	3,787
Harley-Davidson, Inc. (Automobile Components)	212	5,692
HealthEquity, Inc.* (Health Care Providers & Services)	222	15,912
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	166	9,193
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	97	3,487
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	94	9,629
IDACORP, Inc. (Electric Utilities)	69	6,535
Inari Medical, Inc.* (Health Care Equipment & Supplies)	133	8,074
Insperity, Inc. (Professional Services)	94	9,949
Interactive Brokers Group, Inc. (Capital Markets)	156	12,491
International Bancshares Corp. (Banks)	85	3,726
Iridium Communications, Inc. (Diversified Telecommunication Services)	325	12,041
ITT, Inc. (Machinery)	98	9,148
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	164	20,831
Jefferies Financial Group, Inc. (Capital Markets)	460	14,803
KBR, Inc. (Professional Services)	351	20,410
Kinsale Capital Group, Inc. (Insurance)	57	19,034
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	210	10,267
Lamar Advertising Co. - Class A (Specialized REITs)	128	10,531
Lancaster Colony Corp. (Food Products)	53	8,966
Landstar System, Inc. (Ground Transportation)	93	15,324
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	178	11,499
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	358	19,909
Lennox International, Inc. (Building Products)	51	18,898
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	109	7,969
Lincoln Electric Holdings, Inc. (Machinery)	149	26,046
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	40	8,667
Louisiana-Pacific Corp. (Paper & Forest Products)	167	8,564
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	140	9,876
Manhattan Associates, Inc.* (Software)	92	17,938
Masimo Corp.* (Health Care Equipment & Supplies)	72	5,841
Matador Resources Co. (Oil, Gas & Consumable Fuels)	289	17,828
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	60	14,560
Morningstar, Inc. (Capital Markets)	67	16,966
MP Materials Corp.* (Metals & Mining)	375	6,150
MSA Safety, Inc. (Commercial Services & Supplies)	53	8,368
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	61	5,780
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	386	17,320
Murphy USA, Inc. (Specialty Retail)	50	18,135
National Fuel Gas Co. (Gas Utilities)	167	8,509
National Storage Affiliates Trust (Specialized REITs)	103	2,938
Neurocrine Biosciences, Inc.* (Biotechnology)	253	28,068
New Jersey Resources Corp. (Gas Utilities)	165	6,696
NewMarket Corp. (Chemicals)	10	4,822
Nexstar Media Group, Inc. (Media)	86	12,048
NNN REIT, Inc. (Retail REITs)	252	9,155
NOV, Inc. (Energy Equipment & Services)	1,024	20,438
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	93	12,281
nVent Electric PLC (Electrical Equipment)	432	20,792
OGE Energy Corp. (Electric Utilities)	521	17,818
Olin Corp. (Chemicals)	327	13,969
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	78	6,025
Omega Healthcare Investors, Inc. (Health Care REITs)	312	10,327
ONE Gas, Inc. (Gas Utilities)	144	8,697

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	128	$14,383
Option Care Health, Inc.* (Health Care Providers & Services)	468	12,978
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	83	5,108
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	508	24,385
Owens Corning (Building Products)	126	14,285
Paylocity Holding Corp.* (Professional Services)	112	20,093
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	286	13,594
Penumbra, Inc.* (Health Care Equipment & Supplies)	63	12,042
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	183	10,570
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	640	9,325
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	150	8,291
PNM Resources, Inc. (Electric Utilities)	139	5,874
Polaris, Inc. (Leisure Products)	72	6,222
PotlatchDeltic Corp. (Specialized REITs)	119	5,099
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	149	10,330
Primerica, Inc. (Insurance)	64	12,234
Progyny, Inc.* (Health Care Providers & Services)	80	2,469
Qualys, Inc.* (Software)	95	14,530
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	71	4,337
Range Resources Corp. (Oil, Gas & Consumable Fuels)	628	22,508
Rayonier, Inc. (Specialized REITs)	196	4,947
RBC Bearings, Inc.* (Machinery)	75	16,488
Reliance Steel & Aluminum Co. (Metals & Mining)	152	38,667
RenaissanceRe Holdings, Ltd. (Insurance)	74	16,250
Repligen Corp.* (Life Sciences Tools & Services)	135	18,166
Rexford Industrial Realty, Inc. (Industrial REITs)	306	13,232
RLI Corp. (Insurance)	105	13,990
Royal Gold, Inc. (Metals & Mining)	171	17,840
RPM International, Inc. (Chemicals)	336	30,666
Saia, Inc.* (Ground Transportation)	39	13,981
Science Applications International Corp. (Professional Services)	93	10,159
SEI Investments Co. (Capital Markets)	262	14,059
Selective Insurance Group, Inc. (Insurance)	158	16,449
Sensata Technologies Holding PLC (Electrical Equipment)	156	4,973
Service Corp. International (Diversified Consumer Services)	392	21,333
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	95	19,595
Silgan Holdings, Inc. (Containers & Packaging)	218	8,733
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	44	4,056
Simpson Manufacturing Co., Inc. (Building Products)	111	14,783
SLM Corp. (Consumer Finance)	589	7,657
Sonoco Products Co. (Containers & Packaging)	130	6,735
SouthState Corp. (Banks)	113	7,469
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,863	20,413
Spire, Inc. (Gas Utilities)	68	3,783
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	143	6,009
STAG Industrial, Inc. (Industrial REITs)	211	7,009
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	94	22,510
Tempur Sealy International, Inc. (Household Durables)	448	17,889
Teradata Corp.* (Software)	120	5,126
Tetra Tech, Inc. (Commercial Services & Supplies)	78	11,771
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	174	17,668
The Boston Beer Co., Inc.* - Class A (Beverages)	17	5,677
The Brink's Co. (Commercial Services & Supplies)	56	3,744
The Chemours Co. (Chemicals)	220	5,304
The Hanover Insurance Group, Inc. (Insurance)	55	6,447
The Middleby Corp.* (Machinery)	67	7,562
The New York Times Co. - Class A (Media)	213	8,586
The Timken Co. (Machinery)	84	5,806
The Toro Co. (Machinery)	269	21,747
The Wendy's Co. (Hotels, Restaurants & Leisure)	441	8,388
TKO Group Holdings, Inc. (Entertainment)	136	11,149
TopBuild Corp.* (Household Durables)	44	10,065
Trex Co., Inc.* (Building Products)	150	8,432
UFP Industries, Inc. (Building Products)	161	15,322
United Bankshares, Inc. (Banks)	169	4,806
United Therapeutics Corp.* (Biotechnology)	122	27,189
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	71	9,882
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	165	6,425
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	52	11,037
Valaris, Ltd.* (Energy Equipment & Services)	165	10,897
Valmont Industries, Inc. (Construction & Engineering)	54	10,633
Valvoline, Inc. (Specialty Retail)	167	4,955
Vestis Corp.* (Commercial Services & Supplies)	140	2,141
Visteon Corp.* (Automobile Components)	73	8,404
Vistra Corp. (Independent Power and Renewable Electricity Producers)	585	19,141
Watsco, Inc. (Trading Companies & Distributors)	87	30,353
Watts Water Technologies, Inc. - Class A (Machinery)	37	6,401
Weatherford International PLC* (Energy Equipment & Services)	187	17,408
WESCO International, Inc. (Trading Companies & Distributors)	51	6,538
Westlake Corp. (Chemicals)	83	9,575
WEX, Inc.* (Financial Services)	112	18,646
Williams-Sonoma, Inc. (Specialty Retail)	80	12,019

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Wingstop, Inc. (Hotels, Restaurants & Leisure)	78	$14,256
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	147	4,974
Worthington Industries, Inc. (Metals & Mining)	39	2,403
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	114	8,254
YETI Holdings, Inc.* (Leisure Products)	124	5,272
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	413	5,352
TOTAL COMMON STOCKS
(Cost $2,272,241)		2,973,081

Collateral for Securities Loaned(b) (0.7%)

Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(c)	22,110	22,110
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,110)		22,110
TOTAL INVESTMENT SECURITIES
(Cost $2,294,351) - 100.2%		2,995,191
Net other assets (liabilities) - (0.2)%		(6,488)
NET ASSETS - 100.0%		$2,988,703

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $22,083.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
REIT	Real Estate Investment Trust

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$37,485	1.3%
Automobile Components	36,944	1.2%
Banks	73,753	2.5%
Beverages	25,145	0.8%
Biotechnology	87,242	2.9%
Broadline Retail	6,025	0.2%
Building Products	154,869	5.2%
Capital Markets	76,616	2.6%
Chemicals	87,759	2.9%
Commercial Services & Supplies	46,154	1.5%
Communications Equipment	5,134	0.2%
Construction & Engineering	50,978	1.7%
Construction Materials	14,160	0.5%
Consumer Finance	21,548	0.7%
Consumer Staples Distribution & Retail	62,935	2.1%
Containers & Packaging	54,807	1.8%
Diversified Consumer Services	46,741	1.6%
Diversified Telecommunication Services	12,041	0.4%
Electric Utilities	30,227	1.0%
Electrical Equipment	32,244	1.1%
Electronic Equipment, Instruments & Components	40,445	1.4%
Energy Equipment & Services	64,482	2.2%
Entertainment	11,149	0.4%
Financial Services	23,256	0.8%
Food Products	34,276	1.2%
Gas Utilities	27,685	0.9%
Ground Transportation	47,875	1.6%
Health Care Equipment & Supplies	86,580	2.9%
Health Care Providers & Services	64,276	2.2%
Health Care REITs	10,327	0.3%
Health Care Technology	3,943	0.1%
Hotels, Restaurants & Leisure	126,155	4.2%
Household Durables	27,954	0.9%
Independent Power and Renewable Electricity Producers	24,249	0.8%
Industrial REITs	38,255	1.3%
Insurance	124,416	4.2%
Interactive Media & Services	5,353	0.2%
IT Services	27,974	0.9%
Leisure Products	18,998	0.6%
Life Sciences Tools & Services	41,333	1.4%
Machinery	147,567	4.9%
Media	20,633	0.7%
Metals & Mining	72,249	2.4%
Mortgage REITs	20,043	0.7%
Multi-Utilities	4,400	0.2%
Office REITs	3,489	0.1%
Oil, Gas & Consumable Fuels	224,818	7.5%
Paper & Forest Products	8,564	0.3%
Personal Care Products	6,122	0.2%
Pharmaceuticals	20,831	0.7%
Professional Services	126,557	4.2%
Retail REITs	26,816	0.9%
Semiconductors & Semiconductor Equipment	90,420	3.0%
Software	99,679	3.3%
Specialized REITs	54,758	1.8%
Specialty Retail	88,075	3.0%
Technology Hardware, Storage & Peripherals	22,510	0.8%
Textiles, Apparel & Luxury Goods	54,891	1.8%
Trading Companies & Distributors	47,691	1.6%
Water Utilities	21,180	0.7%
Other **	15,622	0.5%
Total	$2,988,703	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (75.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	114	$8,380
ACI Worldwide, Inc.* (Software)	135	2,750
Acuity Brands, Inc. (Electrical Equipment)	39	6,317
Adient PLC* (Automobile Components)	116	3,908
Advanced Drainage Systems, Inc. (Building Products)	86	9,187
AECOM (Construction & Engineering)	172	13,166
Affiliated Managers Group, Inc. (Capital Markets)	43	5,279
AGCO Corp. (Machinery)	77	8,829
Agree Realty Corp. (Retail REITs)	119	6,657
Alcoa Corp. (Metals & Mining)	221	5,666
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	88	2,284
ALLETE, Inc. (Electric Utilities)	71	3,801
Ally Financial, Inc. (Consumer Finance)	337	8,152
Amedisys, Inc.* (Health Care Providers & Services)	40	3,660
American Financial Group, Inc. (Insurance)	82	8,968
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	128	2,670
Annaly Capital Management, Inc. (Mortgage REITs)	612	9,553
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	422	5,207
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	350	10,304
Apartment Income REIT Corp. (Residential REITs)	185	5,404
AptarGroup, Inc. (Containers & Packaging)	81	9,904
Aramark (Hotels, Restaurants & Leisure)	324	8,725
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	69	7,824
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	133	3,270
ASGN, Inc.* (Professional Services)	60	5,008
Ashland, Inc. (Chemicals)	64	4,904
Aspen Technology, Inc.* (Software)	35	6,221
Associated Banc-Corp. (Banks)	187	3,031
Autoliv, Inc. (Automobile Components)	94	8,615
AutoNation, Inc.* (Specialty Retail)	33	4,293
Avient Corp. (Chemicals)	113	3,573
Avis Budget Group, Inc.* (Ground Transportation)	24	3,907
Avnet, Inc. (Electronic Equipment, Instruments & Components)	113	5,235
Axalta Coating Systems, Ltd.* (Chemicals)	275	7,214
Azenta, Inc.* (Life Sciences Tools & Services)	75	3,409
Bank OZK (Banks)	130	4,655
Belden, Inc. (Electronic Equipment, Instruments & Components)	52	3,687
BellRing Brands, Inc.* (Personal Care Products)	163	7,128
Berry Global Group, Inc. (Containers & Packaging)	146	8,030
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	167	11,376
Black Hills Corp. (Multi-Utilities)	83	4,013
Blackbaud, Inc.* (Software)	53	3,466
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	88	4,862
Brighthouse Financial, Inc.* (Insurance)	81	3,669
Brixmor Property Group, Inc. (Retail REITs)	373	7,755
Bruker Corp. (Life Sciences Tools & Services)	122	6,954
Brunswick Corp. (Leisure Products)	87	6,044
Builders FirstSource, Inc.* (Building Products)	155	16,820
BWX Technologies, Inc. (Aerospace & Defense)	113	8,394
Cable One, Inc. (Media)	6	3,299
Cabot Corp. (Chemicals)	69	4,587
CACI International, Inc.* - Class A (Professional Services)	28	9,093
Cadence Bank (Banks)	226	4,787
Calix, Inc.* (Communications Equipment)	73	2,418
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	144	7,370
Carlisle Cos., Inc. (Building Products)	62	15,753
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	46	3,089
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	46	12,509
Celsius Holdings, Inc.* (Beverages)	61	9,278
ChampionX Corp. (Energy Equipment & Services)	244	7,515
Chart Industries, Inc.* (Machinery)	52	6,044
Chemed Corp. (Health Care Providers & Services)	19	10,690
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	140	12,051
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	31	3,426
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	52	8,597
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	84	9,227
Ciena Corp.* (Communications Equipment)	185	7,807
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	68	4,551
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	106	7,996
Clean Harbors, Inc.* (Commercial Services & Supplies)	62	9,528
Cleveland-Cliffs, Inc.* (Metals & Mining)	631	10,588
CNO Financial Group, Inc. (Insurance)	140	3,245
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	200	4,344
Coca-Cola Consolidated, Inc. (Beverages)	6	3,818
Cognex Corp. (Electronic Equipment, Instruments & Components)	214	7,701
Coherent Corp.* (Electronic Equipment, Instruments & Components)	161	4,766
Columbia Banking System, Inc. (Banks)	259	5,095
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	43	3,173
Commerce Bancshares, Inc. (Banks)	141	6,184
Commercial Metals Co. (Metals & Mining)	145	6,132
CommVault Systems, Inc.* (Software)	54	3,529
Concentrix Corp. (Professional Services)	54	4,115
Corporate Office Properties Trust (Office REITs)	140	3,192

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Coty, Inc.* - Class A (Personal Care Products)	444	$4,160
Cousins Properties, Inc. (Office REITs)	188	3,360
Crane Co. (Machinery)	61	5,937
Crane NXT Co. (Electronic Equipment, Instruments & Components)	60	3,120
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	76	6,788
Crown Holdings, Inc. (Containers & Packaging)	150	12,090
CubeSmart (Specialized REITs)	279	9,511
Cullen/Frost Bankers, Inc. (Banks)	80	7,279
Curtiss-Wright Corp. (Aerospace & Defense)	48	9,542
Darling Ingredients, Inc.* (Food Products)	198	8,769
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	32	19,107
Dick's Sporting Goods, Inc. (Specialty Retail)	78	8,342
Dolby Laboratories, Inc. - Class A (Software)	74	5,990
Donaldson Co., Inc. (Machinery)	150	8,649
Doximity, Inc.* - Class A (Health Care Technology)	156	3,187
Dropbox, Inc.* - Class A (Software)	320	8,416
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	120	6,476
Dynatrace, Inc.* (Software)	295	13,189
Eagle Materials, Inc. (Construction Materials)	44	6,772
East West Bancorp, Inc. (Banks)	176	9,438
EastGroup Properties, Inc. (Industrial REITs)	56	9,142
EMCOR Group, Inc. (Construction & Engineering)	58	11,986
Encompass Health Corp. (Health Care Providers & Services)	124	7,757
EnerSys (Electrical Equipment)	51	4,365
Enovis Corp.* (Health Care Equipment & Supplies)	62	2,846
Envestnet, Inc.* (Software)	62	2,294
Envista Holdings Corp.* (Health Care Equipment & Supplies)	203	4,724
EPR Properties (Specialized REITs)	93	3,971
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	537	4,763
Equity LifeStyle Properties, Inc. (Residential REITs)	231	15,200
Erie Indemnity Co. - Class A (Insurance)	31	8,562
Esab Corp. (Machinery)	70	4,431
Essent Group, Ltd. (Financial Services)	133	6,283
Essential Utilities, Inc. (Water Utilities)	302	10,105
Euronet Worldwide, Inc.* (Financial Services)	59	4,534
Evercore, Inc. (Capital Markets)	43	5,598
Exelixis, Inc.* (Biotechnology)	395	8,133
ExlService Holdings, Inc.* (Professional Services)	206	5,379
Exponent, Inc. (Professional Services)	63	4,617
F.N.B. Corp. (Banks)	445	4,757
Federated Hermes, Inc. (Capital Markets)	109	3,455
First American Financial Corp. (Insurance)	128	6,584
First Financial Bankshares, Inc. (Banks)	159	3,824
First Horizon Corp. (Banks)	693	7,450
First Industrial Realty Trust, Inc. (Industrial REITs)	164	6,937
FirstCash Holdings, Inc. (Consumer Finance)	46	5,010
Five Below, Inc.* (Specialty Retail)	69	12,005
Floor & Decor Holdings, Inc.*(a) - Class A (Specialty Retail)	131	10,794
Flowers Foods, Inc. (Food Products)	238	5,219
Flowserve Corp. (Machinery)	163	5,985
Fluor Corp.* (Construction & Engineering)	178	5,926
FNF Group (Insurance)	321	12,548
Fortune Brands Innovations, Inc. (Building Products)	157	8,761
Fox Factory Holding Corp.* (Automobile Components)	53	4,318
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	274	4,910
FTI Consulting, Inc.* (Professional Services)	42	8,915
GameStop Corp.*(a) - Class A (Specialty Retail)	333	4,585
Gaming & Leisure Properties, Inc. (Specialized REITs)	326	14,797
GATX Corp. (Trading Companies & Distributors)	44	4,602
Genpact, Ltd. (Professional Services)	207	6,943
Gentex Corp. (Automobile Components)	289	8,289
Glacier Bancorp, Inc. (Banks)	137	4,136
Globus Medical, Inc.* (Health Care Equipment & Supplies)	146	6,674
GoDaddy, Inc.* - Class A (IT Services)	182	13,328
Graco, Inc. (Machinery)	210	15,614
Graham Holdings Co. - Class B (Diversified Consumer Services)	5	2,894
Grand Canyon Education, Inc.* (Diversified Consumer Services)	37	4,378
Graphic Packaging Holding Co. (Containers & Packaging)	381	8,195
Greif, Inc. - Class A (Containers & Packaging)	32	2,032
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	122	3,376
GXO Logistics, Inc.* (Air Freight & Logistics)	147	7,425
H&R Block, Inc. (Diversified Consumer Services)	189	7,758
Haemonetics Corp.* (Health Care Equipment & Supplies)	63	5,369
Halozyme Therapeutics, Inc.* (Biotechnology)	164	5,555
Hancock Whitney Corp. (Banks)	107	3,684
Harley-Davidson, Inc. (Automobile Components)	160	4,296
Healthcare Realty Trust, Inc. (Health Care REITs)	472	6,773
HealthEquity, Inc.* (Health Care Providers & Services)	106	7,598
Helen of Troy, Ltd.* (Household Durables)	30	2,950
Hertz Global Holdings, Inc.* (Ground Transportation)	166	1,399
Hexcel Corp. (Aerospace & Defense)	105	6,502
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	180	9,968

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	90	$3,236
Home BancShares, Inc. (Banks)	234	4,785
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	57	5,839
ICU Medical, Inc.* (Health Care Equipment & Supplies)	25	2,452
IDACORP, Inc. (Electric Utilities)	63	5,967
Inari Medical, Inc.* (Health Care Equipment & Supplies)	63	3,825
Independence Realty Trust, Inc. (Residential REITs)	278	3,444
Ingredion, Inc. (Food Products)	82	7,674
Insperity, Inc. (Professional Services)	45	4,763
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	88	3,164
Interactive Brokers Group, Inc. (Capital Markets)	133	10,649
International Bancshares Corp. (Banks)	66	2,893
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	37	3,178
Iridium Communications, Inc. (Diversified Telecommunication Services)	155	5,743
ITT, Inc. (Machinery)	102	9,522
Jabil, Inc. (Electronic Equipment, Instruments & Components)	162	19,893
Janus Henderson Group PLC (Capital Markets)	164	3,783
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	78	9,907
Jefferies Financial Group, Inc. (Capital Markets)	219	7,047
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	59	7,547
KB Home (Household Durables)	96	4,243
KBR, Inc. (Professional Services)	167	9,711
Kemper Corp. (Insurance)	75	2,991
Kilroy Realty Corp. (Office REITs)	132	3,773
Kinsale Capital Group, Inc. (Insurance)	27	9,016
Kirby Corp.* (Marine Transportation)	74	5,528
Kite Realty Group Trust (Retail REITs)	272	5,799
Knife River Corp.* (Construction Materials)	63	3,170
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	200	9,778
Kyndryl Holdings, Inc.* (IT Services)	284	4,155
Lamar Advertising Co. - Class A (Specialized REITs)	109	8,967
Lancaster Colony Corp. (Food Products)	25	4,229
Landstar System, Inc. (Ground Transportation)	45	7,415
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	85	5,491
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	171	9,510
Lear Corp. (Automobile Components)	73	9,472
Leggett & Platt, Inc. (Household Durables)	165	3,866
Lennox International, Inc. (Building Products)	40	14,822
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	113	8,261
Lincoln Electric Holdings, Inc. (Machinery)	71	12,411
Lithia Motors, Inc. (Specialty Retail)	34	8,235
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	31	6,717
LivaNova PLC* (Health Care Equipment & Supplies)	67	3,286
Louisiana-Pacific Corp. (Paper & Forest Products)	80	4,102
Lumentum Holdings, Inc.* (Communications Equipment)	85	3,333
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	67	4,726
Macy's, Inc. (Broadline Retail)	338	4,117
Manhattan Associates, Inc.* (Software)	76	14,819
ManpowerGroup, Inc. (Professional Services)	61	4,268
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	42	3,774
Masimo Corp.* (Health Care Equipment & Supplies)	55	4,462
MasTec, Inc.* (Construction & Engineering)	75	4,458
Matador Resources Co. (Oil, Gas & Consumable Fuels)	137	8,452
Mattel, Inc.* (Leisure Products)	439	8,376
Maximus, Inc. (Professional Services)	75	5,604
MDU Resources Group, Inc. (Construction & Engineering)	253	4,708
Medical Properties Trust, Inc.(a) (Health Care REITs)	742	3,547
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	29	7,037
MGIC Investment Corp. (Financial Services)	350	5,894
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	78	5,121
Morningstar, Inc. (Capital Markets)	32	8,104
MP Materials Corp.* (Metals & Mining)	179	2,936
MSA Safety, Inc. (Commercial Services & Supplies)	46	7,262
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	59	5,590
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	184	8,256
Murphy USA, Inc. (Specialty Retail)	24	8,705
National Fuel Gas Co. (Gas Utilities)	114	5,808
National Storage Affiliates Trust (Specialized REITs)	103	2,938
NCR Atleos Corp.* (Financial Services)	1	11
NCR Corp.* (Software)	166	2,538
Neogen Corp.* (Health Care Equipment & Supplies)	244	3,633
Neurocrine Biosciences, Inc.* (Biotechnology)	121	13,424
New Jersey Resources Corp. (Gas Utilities)	121	4,910
New York Community Bancorp, Inc. (Banks)	896	8,494
NewMarket Corp. (Chemicals)	9	4,339
Nexstar Media Group, Inc. (Media)	41	5,743
NNN REIT, Inc. (Retail REITs)	226	8,210
Nordstrom, Inc. (Broadline Retail)	120	1,678
NorthWestern Corp. (Multi-Utilities)	74	3,553
NOV, Inc. (Energy Equipment & Services)	488	9,741

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	44	$5,811
nVent Electric PLC (Electrical Equipment)	206	9,914
OGE Energy Corp. (Electric Utilities)	248	8,481
Old National Bancorp (Banks)	363	4,973
Old Republic International Corp. (Insurance)	328	8,981
Olin Corp. (Chemicals)	156	6,664
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	77	5,947
Omega Healthcare Investors, Inc. (Health Care REITs)	304	10,062
ONE Gas, Inc. (Gas Utilities)	69	4,168
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	61	6,855
Option Care Health, Inc.* (Health Care Providers & Services)	223	6,184
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	67	4,123
Oshkosh Corp. (Machinery)	81	7,106
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	315	15,121
Owens Corning (Building Products)	111	12,584
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	268	3,090
Patterson Cos., Inc. (Health Care Providers & Services)	106	3,229
Paylocity Holding Corp.* (Professional Services)	53	9,508
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	136	6,464
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	187	3,690
Penske Automotive Group, Inc. (Specialty Retail)	24	3,434
Penumbra, Inc.* (Health Care Equipment & Supplies)	48	9,175
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	194	11,205
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	455	6,629
Perrigo Co. PLC (Pharmaceuticals)	168	4,644
Physicians Realty Trust (Health Care REITs)	296	3,215
Pilgrim's Pride Corp.* (Food Products)	50	1,275
Pinnacle Financial Partners, Inc. (Banks)	95	5,924
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	105	5,803
PNM Resources, Inc. (Electric Utilities)	106	4,480
Polaris, Inc. (Leisure Products)	66	5,704
Portland General Electric Co. (Electric Utilities)	125	5,003
Post Holdings, Inc.* (Food Products)	63	5,058
PotlatchDeltic Corp. (Specialized REITs)	99	4,242
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	71	4,922
Primerica, Inc. (Insurance)	44	8,411
Progyny, Inc.* (Health Care Providers & Services)	103	3,179
Prosperity Bancshares, Inc. (Banks)	116	6,327
PVH Corp. (Textiles, Apparel & Luxury Goods)	78	5,799
Qualys, Inc.* (Software)	46	7,036
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	61	3,726
R1 RCM, Inc.* (Health Care Providers & Services)	244	2,877
Range Resources Corp. (Oil, Gas & Consumable Fuels)	299	10,716
Rayonier, Inc. (Specialized REITs)	169	4,266
RBC Bearings, Inc.* (Machinery)	36	7,914
Regal Rexnord Corp. (Electrical Equipment)	82	9,710
Reinsurance Group of America, Inc. (Insurance)	82	12,257
Reliance Steel & Aluminum Co. (Metals & Mining)	73	18,570
RenaissanceRe Holdings, Ltd. (Insurance)	63	13,834
Repligen Corp.* (Life Sciences Tools & Services)	64	8,612
Rexford Industrial Realty, Inc. (Industrial REITs)	256	11,070
RH* (Specialty Retail)	19	4,141
RLI Corp. (Insurance)	50	6,662
Royal Gold, Inc. (Metals & Mining)	81	8,451
RPM International, Inc. (Chemicals)	160	14,604
Ryder System, Inc. (Ground Transportation)	56	5,462
Sabra Health Care REIT, Inc. (Health Care REITs)	287	3,915
Saia, Inc.* (Ground Transportation)	33	11,831
Science Applications International Corp. (Professional Services)	67	7,319
SEI Investments Co. (Capital Markets)	125	6,708
Selective Insurance Group, Inc. (Insurance)	75	7,808
Sensata Technologies Holding PLC (Electrical Equipment)	189	6,025
Service Corp. International (Diversified Consumer Services)	187	10,177
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	46	9,488
Silgan Holdings, Inc. (Containers & Packaging)	104	4,166
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	40	3,687
Simpson Manufacturing Co., Inc. (Building Products)	53	7,059
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	167	8,053
SLM Corp. (Consumer Finance)	280	3,640
Sonoco Products Co. (Containers & Packaging)	121	6,269
Sotera Health Co.* (Life Sciences Tools & Services)	123	1,557
SouthState Corp. (Banks)	94	6,213
Southwest Gas Holdings, Inc. (Gas Utilities)	74	4,337
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,366	9,740
Spire, Inc. (Gas Utilities)	65	3,616
Spirit Realty Capital, Inc. (Retail REITs)	175	6,298
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	126	5,295
STAG Industrial, Inc. (Industrial REITs)	223	7,408
Starwood Property Trust, Inc. (Mortgage REITs)	368	6,532
Stericycle, Inc.* (Commercial Services & Supplies)	115	4,743
Stifel Financial Corp. (Capital Markets)	130	7,410

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Sunrun, Inc.* (Electrical Equipment)	269	$2,596
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	57	13,650
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	49	4,099
Synovus Financial Corp. (Banks)	181	4,719
Taylor Morrison Home Corp.* (Household Durables)	136	5,212
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	64	5,868
TEGNA, Inc. (Media)	250	3,628
Tempur Sealy International, Inc. (Household Durables)	214	8,545
Tenet Healthcare Corp.* (Health Care Providers & Services)	126	6,766
Teradata Corp.* (Software)	124	5,297
Terex Corp. (Machinery)	84	3,847
Tetra Tech, Inc. (Commercial Services & Supplies)	66	9,960
Texas Capital Bancshares, Inc.* (Banks)	60	3,304
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	83	8,428
The Boston Beer Co., Inc.* - Class A (Beverages)	12	4,007
The Brink's Co. (Commercial Services & Supplies)	58	3,878
The Chemours Co. (Chemicals)	184	4,436
The Gap, Inc. (Specialty Retail)	265	3,392
The Goodyear Tire & Rubber Co.* (Automobile Components)	352	4,189
The Hanover Insurance Group, Inc. (Insurance)	44	5,157
The Middleby Corp.* (Machinery)	66	7,449
The New York Times Co. - Class A (Media)	203	8,182
The Scotts Miracle-Gro Co. (Chemicals)	52	2,311
The Timken Co. (Machinery)	81	5,599
The Toro Co. (Machinery)	129	10,428
The Wendy's Co. (Hotels, Restaurants & Leisure)	210	3,994
The Western Union Co. (Financial Services)	464	5,239
Thor Industries, Inc. (Automobile Components)	66	5,803
TKO Group Holdings, Inc. (Entertainment)	65	5,329
Toll Brothers, Inc. (Household Durables)	136	9,616
TopBuild Corp.* (Household Durables)	39	8,921
Topgolf Callaway Brands Corp.* (Leisure Products)	177	2,163
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	92	3,131
Trex Co., Inc.* (Building Products)	135	7,588
UFP Industries, Inc. (Building Products)	77	7,328
UGI Corp. (Gas Utilities)	260	5,408
UMB Financial Corp. (Banks)	54	3,387
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	234	1,603
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	248	1,595
United Bankshares, Inc. (Banks)	167	4,749
United States Steel Corp. (Metals & Mining)	276	9,354
United Therapeutics Corp.* (Biotechnology)	58	12,926
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	54	7,517
Unum Group (Insurance)	228	11,149
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	282	10,981
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	48	10,187
Valaris, Ltd.* (Energy Equipment & Services)	79	5,217
Valley National Bancorp (Banks)	529	4,116
Valmont Industries, Inc. (Construction & Engineering)	26	5,120
Valvoline, Inc. (Specialty Retail)	172	5,103
Vestis Corp.* (Commercial Services & Supplies)	162	2,477
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	157	3,492
Visteon Corp.* (Automobile Components)	35	4,030
Vistra Corp. (Independent Power and Renewable Electricity Producers)	428	14,004
Vontier Corp. (Electronic Equipment, Instruments & Components)	192	5,676
Vornado Realty Trust (Office REITs)	199	3,820
Voya Financial, Inc. (Financial Services)	131	8,747
Watsco, Inc. (Trading Companies & Distributors)	42	14,653
Watts Water Technologies, Inc. - Class A (Machinery)	34	5,882
Weatherford International PLC* (Energy Equipment & Services)	89	8,285
Webster Financial Corp. (Banks)	215	8,164
Werner Enterprises, Inc. (Ground Transportation)	79	2,869
WESCO International, Inc. (Trading Companies & Distributors)	55	7,051
Westlake Corp. (Chemicals)	40	4,614
WEX, Inc.* (Financial Services)	53	8,822
Williams-Sonoma, Inc. (Specialty Retail)	80	12,019
Wingstop, Inc. (Hotels, Restaurants & Leisure)	37	6,762
Wintrust Financial Corp. (Banks)	76	5,676
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	154	5,211
Woodward, Inc. (Aerospace & Defense)	75	9,353
Worthington Industries, Inc. (Metals & Mining)	38	2,342
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	104	7,530
XPO, Inc.* (Ground Transportation)	144	10,917
YETI Holdings, Inc.* (Leisure Products)	108	4,592
Ziff Davis, Inc.* (Interactive Media & Services)	58	3,507
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	378	4,899
TOTAL COMMON STOCKS
(Cost $1,656,623)		2,642,234

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(b)(c) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $879,126	$879,000	$879,000
TOTAL REPURCHASE AGREEMENTS
(Cost $879,000)		879,000

Collateral for Securities Loaned(d)  (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	18,829	$18,829
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,829)		18,829
TOTAL INVESTMENT SECURITIES
(Cost $2,554,452) - 100.4%		3,540,063
Net other assets (liabilities) - (0.4)%		(13,670)
NET ASSETS - 100.0%		$3,526,393

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $18,826.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $128,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
REIT	Real Estate Investment Trust

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/23	5.83%	$443,676	$7,701
S&P MidCap 400	UBS AG	11/27/23	5.68%	441,334	7,229
				$885,010	$14,930

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Mid-Cap ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$33,791	1.0%
Air Freight & Logistics	7,425	0.2%
Automobile Components	52,920	1.5%
Banks	138,043	3.9%
Beverages	17,103	0.5%
Biotechnology	43,308	1.2%
Broadline Retail	11,742	0.3%
Building Products	99,903	2.8%
Capital Markets	58,033	1.6%
Chemicals	57,246	1.6%
Commercial Services & Supplies	37,848	1.1%
Communications Equipment	13,558	0.4%
Construction & Engineering	45,364	1.3%
Construction Materials	9,942	0.3%
Consumer Finance	16,802	0.5%
Consumer Staples Distribution & Retail	54,741	1.6%
Containers & Packaging	50,686	1.4%
Diversified Consumer Services	25,207	0.7%
Diversified Telecommunication Services	10,653	0.3%
Electric Utilities	27,732	0.8%
Electrical Equipment	38,927	1.1%
Electronic Equipment, Instruments & Components	82,969	2.4%
Energy Equipment & Services	30,758	0.9%
Entertainment	5,329	0.2%
Financial Services	39,530	1.1%
Food Products	32,224	0.9%
Gas Utilities	28,247	0.8%
Ground Transportation	53,578	1.5%
Health Care Equipment & Supplies	68,315	1.9%
Health Care Providers & Services	60,320	1.7%
Health Care REITs	27,512	0.8%
Health Care Technology	3,187	0.1%
Hotel & Resort REITs	3,090	0.1%
Hotels, Restaurants & Leisure	96,875	2.8%
Household Durables	43,353	1.2%
Independent Power and Renewable Electricity Producers	18,127	0.5%
Industrial REITs	34,557	1.0%
Insurance	129,842	3.7%
Interactive Media & Services	8,406	0.2%
IT Services	17,483	0.5%
Leisure Products	26,879	0.8%
Life Sciences Tools & Services	27,569	0.8%
Machinery	125,648	3.6%
Marine Transportation	5,528	0.2%
Media	20,853	0.6%
Metals & Mining	64,038	1.8%
Mortgage REITs	16,085	0.5%
Multi-Utilities	7,566	0.2%
Office REITs	14,145	0.4%
Oil, Gas & Consumable Fuels	135,084	3.8%
Paper & Forest Products	4,102	0.1%
Personal Care Products	11,288	0.3%
Pharmaceuticals	14,551	0.4%
Professional Services	85,243	2.4%
Real Estate Management & Development	7,547	0.2%
Residential REITs	24,048	0.7%
Retail REITs	34,719	1.0%
Semiconductors & Semiconductor Equipment	61,153	1.7%
Software	75,545	2.1%
Specialized REITs	48,692	1.4%
Specialty Retail	85,048	2.4%
Technology Hardware, Storage & Peripherals	13,650	0.4%
Textiles, Apparel & Luxury Goods	56,576	1.6%
Trading Companies & Distributors	31,896	0.9%
Water Utilities	10,105	0.3%
Other **	884,159	25.0%
Total	$3,526,393	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (99.7%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	86	$6,322
ACI Worldwide, Inc.* (Software)	243	4,950
Acuity Brands, Inc. (Electrical Equipment)	35	5,669
Adient PLC* (Automobile Components)	210	7,075
Advanced Drainage Systems, Inc. (Building Products)	35	3,739
AECOM (Construction & Engineering)	143	10,947
Affiliated Managers Group, Inc. (Capital Markets)	27	3,315
AGCO Corp. (Machinery)	67	7,682
Agree Realty Corp. (Retail REITs)	67	3,748
Alcoa Corp. (Metals & Mining)	401	10,282
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	97	2,518
ALLETE, Inc. (Electric Utilities)	129	6,907
Ally Financial, Inc. (Consumer Finance)	487	11,781
Amedisys, Inc.* (Health Care Providers & Services)	74	6,770
American Financial Group, Inc. (Insurance)	82	8,968
Apartment Income REIT Corp. (Residential REITs)	335	9,785
AptarGroup, Inc. (Containers & Packaging)	79	9,659
Aramark (Hotels, Restaurants & Leisure)	346	9,318
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	14,176
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	124	3,049
ASGN, Inc.* (Professional Services)	109	9,097
Ashland, Inc. (Chemicals)	38	2,912
Aspen Technology, Inc.* (Software)	64	11,376
Associated Banc-Corp. (Banks)	338	5,479
Autoliv, Inc. (Automobile Components)	116	10,631
AutoNation, Inc.* (Specialty Retail)	32	4,163
Avient Corp. (Chemicals)	204	6,450
Avnet, Inc. (Electronic Equipment, Instruments & Components)	205	9,498
Axalta Coating Systems, Ltd.* (Chemicals)	274	7,187
Azenta, Inc.* (Life Sciences Tools & Services)	136	6,181
Bank OZK (Banks)	237	8,487
BellRing Brands, Inc.* (Personal Care Products)	174	7,610
Berry Global Group, Inc. (Containers & Packaging)	148	8,140
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	129	8,787
Black Hills Corp. (Multi-Utilities)	73	3,530
Blackbaud, Inc.* (Software)	52	3,401
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	66	3,647
Brighthouse Financial, Inc.* (Insurance)	147	6,659
Brixmor Property Group, Inc. (Retail REITs)	343	7,131
Bruker Corp. (Life Sciences Tools & Services)	90	5,130
Brunswick Corp. (Leisure Products)	64	4,446
Cable One, Inc. (Media)	10	5,499
CACI International, Inc.* - Class A (Professional Services)	18	5,846
Cadence Bank (Banks)	409	8,663
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	260	13,307
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	83	5,574
Chart Industries, Inc.* (Machinery)	52	6,044
Chemed Corp. (Health Care Providers & Services)	11	6,189
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	252	21,692
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	24	2,652
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	23	3,802
Ciena Corp.* (Communications Equipment)	336	14,180
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,142	19,163
CNO Financial Group, Inc. (Insurance)	253	5,865
Coca-Cola Consolidated, Inc. (Beverages)	11	7,000
Cognex Corp. (Electronic Equipment, Instruments & Components)	186	6,694
Coherent Corp.* (Electronic Equipment, Instruments & Components)	292	8,643
Columbia Banking System, Inc. (Banks)	224	4,406
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	79	5,830
Commerce Bancshares, Inc. (Banks)	82	3,597
Commercial Metals Co. (Metals & Mining)	115	4,863
CommVault Systems, Inc.* (Software)	32	2,091
Corporate Office Properties Trust (Office REITs)	120	2,736
Coty, Inc.* - Class A (Personal Care Products)	804	7,533
Cousins Properties, Inc. (Office REITs)	340	6,076
Crane Co. (Machinery)	56	5,450
Crane NXT Co. (Electronic Equipment, Instruments & Components)	54	2,808
Crown Holdings, Inc. (Containers & Packaging)	165	13,299
CubeSmart (Specialized REITs)	232	7,909
Cullen/Frost Bankers, Inc. (Banks)	47	4,277
Dick's Sporting Goods, Inc. (Specialty Retail)	71	7,593
Dolby Laboratories, Inc. - Class A (Software)	68	5,504
Donaldson Co., Inc. (Machinery)	98	5,651
Doximity, Inc.* - Class A (Health Care Technology)	115	2,349
East West Bancorp, Inc. (Banks)	155	8,311
EastGroup Properties, Inc. (Industrial REITs)	46	7,510
Encompass Health Corp. (Health Care Providers & Services)	122	7,633
EnerSys (Electrical Equipment)	91	7,788
Enovis Corp.* (Health Care Equipment & Supplies)	111	5,095
Envestnet, Inc.* (Software)	57	2,109
Envista Holdings Corp.* (Health Care Equipment & Supplies)	367	8,539
EPR Properties (Specialized REITs)	169	7,216
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	525	4,657
Equity LifeStyle Properties, Inc. (Residential REITs)	418	27,504
Esab Corp. (Machinery)	127	8,039
Essent Group, Ltd. (Financial Services)	241	11,385
Euronet Worldwide, Inc.* (Financial Services)	54	4,149

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Evercore, Inc. (Capital Markets)	39	$5,077
Exponent, Inc. (Professional Services)	35	2,565
F.N.B. Corp. (Banks)	803	8,584
Federated Hermes, Inc. (Capital Markets)	62	1,965
First American Financial Corp. (Insurance)	232	11,933
First Financial Bankshares, Inc. (Banks)	135	3,247
First Horizon Corp. (Banks)	426	4,580
First Industrial Realty Trust, Inc. (Industrial REITs)	145	6,134
Five Below, Inc.* (Specialty Retail)	38	6,611
Flowers Foods, Inc. (Food Products)	160	3,509
Flowserve Corp. (Machinery)	295	10,832
Fluor Corp.* (Construction & Engineering)	322	10,719
FNF Group (Insurance)	273	10,672
Fortune Brands Innovations, Inc. (Building Products)	285	15,903
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	497	8,906
GameStop Corp.*(a) - Class A (Specialty Retail)	602	8,290
Gaming & Leisure Properties, Inc. (Specialized REITs)	200	9,079
GATX Corp. (Trading Companies & Distributors)	38	3,974
Genpact, Ltd. (Professional Services)	161	5,400
Gentex Corp. (Automobile Components)	283	8,116
Glacier Bancorp, Inc. (Banks)	115	3,472
Graco, Inc. (Machinery)	133	9,889
Graham Holdings Co. - Class B (Diversified Consumer Services)	8	4,630
Graphic Packaging Holding Co. (Containers & Packaging)	200	4,302
Greif, Inc. - Class A (Containers & Packaging)	57	3,620
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	222	6,143
GXO Logistics, Inc.* (Air Freight & Logistics)	267	13,486
Hancock Whitney Corp. (Banks)	98	3,374
Harley-Davidson, Inc. (Automobile Components)	107	2,873
Healthcare Realty Trust, Inc. (Health Care REITs)	856	12,284
Helen of Troy, Ltd.* (Household Durables)	54	5,309
Hertz Global Holdings, Inc.* (Ground Transportation)	301	2,537
Hexcel Corp. (Aerospace & Defense)	190	11,765
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	183	10,135
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	80	2,876
Home BancShares, Inc. (Banks)	423	8,650
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	22	2,254
ICU Medical, Inc.* (Health Care Equipment & Supplies)	45	4,413
IDACORP, Inc. (Electric Utilities)	53	5,020
Independence Realty Trust, Inc. (Residential REITs)	503	6,232
Ingredion, Inc. (Food Products)	148	13,850
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	159	5,718
Interactive Brokers Group, Inc. (Capital Markets)	106	8,487
International Bancshares Corp. (Banks)	47	2,060
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	67	5,755
ITT, Inc. (Machinery)	99	9,242
Jabil, Inc. (Electronic Equipment, Instruments & Components)	294	36,103
Janus Henderson Group PLC (Capital Markets)	297	6,852
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	107	13,687
KB Home (Household Durables)	175	7,735
Kemper Corp. (Insurance)	136	5,424
Kilroy Realty Corp. (Office REITs)	240	6,859
Kirby Corp.* (Marine Transportation)	134	10,010
Kite Realty Group Trust (Retail REITs)	492	10,489
Knife River Corp.* (Construction Materials)	114	5,736
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	181	8,849
Kyndryl Holdings, Inc.* (IT Services)	513	7,505
Lamar Advertising Co. - Class A (Specialized REITs)	86	7,075
Lear Corp. (Automobile Components)	132	17,129
Leggett & Platt, Inc. (Household Durables)	298	6,982
Lennox International, Inc. (Building Products)	28	10,375
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	110	8,042
Lithia Motors, Inc. (Specialty Retail)	62	15,016
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	22	4,767
LivaNova PLC* (Health Care Equipment & Supplies)	121	5,935
Lumentum Holdings, Inc.* (Communications Equipment)	154	6,038
Macy's, Inc. (Broadline Retail)	611	7,442
Manhattan Associates, Inc.* (Software)	58	11,309
ManpowerGroup, Inc. (Professional Services)	111	7,767
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	77	6,919
Masimo Corp.* (Health Care Equipment & Supplies)	37	3,002
MasTec, Inc.* (Construction & Engineering)	136	8,084
Mattel, Inc.* (Leisure Products)	795	15,169
Maximus, Inc. (Professional Services)	137	10,237
MDU Resources Group, Inc. (Construction & Engineering)	457	8,505
Medical Properties Trust, Inc.(a) (Health Care REITs)	1,345	6,429
MGIC Investment Corp. (Financial Services)	633	10,660
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	141	9,258
MSA Safety, Inc. (Commercial Services & Supplies)	37	5,842
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	53	5,022
National Fuel Gas Co. (Gas Utilities)	62	3,159
National Storage Affiliates Trust (Specialized REITs)	99	2,823
NCR Atleos Corp.* (Financial Services)	1	11

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
NCR Corp.* (Software)	300	$4,587
Neogen Corp.* (Health Care Equipment & Supplies)	441	6,566
New Jersey Resources Corp. (Gas Utilities)	77	3,125
New York Community Bancorp, Inc. (Banks)	1,623	15,385
NewMarket Corp. (Chemicals)	7	3,375
NNN REIT, Inc. (Retail REITs)	192	6,975
Nordstrom, Inc. (Broadline Retail)	216	3,020
NorthWestern Corp. (Multi-Utilities)	135	6,481
Old National Bancorp (Banks)	655	8,974
Old Republic International Corp. (Insurance)	594	16,263
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	71	5,484
Omega Healthcare Investors, Inc. (Health Care REITs)	280	9,268
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	49	3,015
Oshkosh Corp. (Machinery)	146	12,808
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	131	6,288
Owens Corning (Building Products)	91	10,317
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	484	5,581
Patterson Cos., Inc. (Health Care Providers & Services)	191	5,818
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	338	6,669
Penske Automotive Group, Inc. (Specialty Retail)	44	6,296
Penumbra, Inc.* (Health Care Equipment & Supplies)	32	6,117
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	193	11,148
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	272	3,963
Perrigo Co. PLC (Pharmaceuticals)	304	8,403
Physicians Realty Trust (Health Care REITs)	535	5,810
Pilgrim's Pride Corp.* (Food Products)	90	2,295
Pinnacle Financial Partners, Inc. (Banks)	172	10,726
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	61	3,371
PNM Resources, Inc. (Electric Utilities)	74	3,127
Polaris, Inc. (Leisure Products)	57	4,926
Portland General Electric Co. (Electric Utilities)	227	9,084
Post Holdings, Inc.* (Food Products)	114	9,152
PotlatchDeltic Corp. (Specialized REITs)	78	3,342
Primerica, Inc. (Insurance)	25	4,779
Progyny, Inc.* (Health Care Providers & Services)	118	3,641
Prosperity Bancshares, Inc. (Banks)	210	11,453
PVH Corp. (Textiles, Apparel & Luxury Goods)	140	10,409
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	50	3,054
R1 RCM, Inc.* (Health Care Providers & Services)	441	5,199
Rayonier, Inc. (Specialized REITs)	137	3,458
Regal Rexnord Corp. (Electrical Equipment)	149	17,642
Reinsurance Group of America, Inc. (Insurance)	148	22,121
RenaissanceRe Holdings, Ltd. (Insurance)	50	10,980
Rexford Industrial Realty, Inc. (Industrial REITs)	199	8,604
RH* (Specialty Retail)	34	7,411
Ryder System, Inc. (Ground Transportation)	102	9,949
Sabra Health Care REIT, Inc. (Health Care REITs)	519	7,079
Saia, Inc.* (Ground Transportation)	26	9,321
Science Applications International Corp. (Professional Services)	39	4,260
Sensata Technologies Holding PLC (Electrical Equipment)	209	6,663
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	33	3,042
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	302	14,562
Sonoco Products Co. (Containers & Packaging)	108	5,595
Sotera Health Co.* (Life Sciences Tools & Services)	221	2,798
SouthState Corp. (Banks)	74	4,891
Southwest Gas Holdings, Inc. (Gas Utilities)	135	7,912
Spire, Inc. (Gas Utilities)	60	3,338
Spirit Realty Capital, Inc. (Retail REITs)	317	11,410
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	105	4,412
STAG Industrial, Inc. (Industrial REITs)	222	7,375
Starwood Property Trust, Inc. (Mortgage REITs)	666	11,822
Stericycle, Inc.* (Commercial Services & Supplies)	207	8,537
Stifel Financial Corp. (Capital Markets)	235	13,395
Sunrun, Inc.* (Electrical Equipment)	487	4,700
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	21	5,029
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	88	7,362
Synovus Financial Corp. (Banks)	328	8,551
Taylor Morrison Home Corp.* (Household Durables)	246	9,427
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	117	10,727
TEGNA, Inc. (Media)	453	6,573
Tenet Healthcare Corp.* (Health Care Providers & Services)	228	12,245
Teradata Corp.* (Software)	121	5,169
Terex Corp. (Machinery)	151	6,916
Tetra Tech, Inc. (Commercial Services & Supplies)	51	7,696
Texas Capital Bancshares, Inc.* (Banks)	108	5,946
The Boston Beer Co., Inc.* - Class A (Beverages)	7	2,338
The Brink's Co. (Commercial Services & Supplies)	56	3,744
The Chemours Co. (Chemicals)	142	3,424
The Gap, Inc. (Specialty Retail)	478	6,118
The Goodyear Tire & Rubber Co.* (Automobile Components)	636	7,568
The Hanover Insurance Group, Inc. (Insurance)	33	3,868
The Middleby Corp.* (Machinery)	63	7,111
The New York Times Co. - Class A (Media)	184	7,417

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The Scotts Miracle-Gro Co. (Chemicals)	93	$4,133
The Timken Co. (Machinery)	75	5,184
The Western Union Co. (Financial Services)	840	9,484
Thor Industries, Inc. (Automobile Components)	120	10,552
Toll Brothers, Inc. (Household Durables)	246	17,395
TopBuild Corp.* (Household Durables)	33	7,549
Topgolf Callaway Brands Corp.* (Leisure Products)	320	3,910
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	167	5,683
Trex Co., Inc.* (Building Products)	115	6,464
UGI Corp. (Gas Utilities)	470	9,775
UMB Financial Corp. (Banks)	98	6,147
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	423	2,898
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	450	2,894
United Bankshares, Inc. (Banks)	157	4,465
United States Steel Corp. (Metals & Mining)	501	16,979
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	36	5,010
Unum Group (Insurance)	413	20,195
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	367	14,290
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	41	8,702
Valley National Bancorp (Banks)	958	7,453
Valvoline, Inc. (Specialty Retail)	168	4,985
Vestis Corp.* (Commercial Services & Supplies)	172	2,630
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	285	6,338
Vistra Corp. (Independent Power and Renewable Electricity Producers)	271	8,868
Vontier Corp. (Electronic Equipment, Instruments & Components)	348	10,287
Vornado Realty Trust (Office REITs)	359	6,893
Voya Financial, Inc. (Financial Services)	238	15,891
Watts Water Technologies, Inc. - Class A (Machinery)	29	5,017
Webster Financial Corp. (Banks)	389	14,770
Werner Enterprises, Inc. (Ground Transportation)	142	5,157
WESCO International, Inc. (Trading Companies & Distributors)	56	7,179
Williams-Sonoma, Inc. (Specialty Retail)	75	11,267
Wintrust Financial Corp. (Banks)	138	10,307
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	153	5,178
Woodward, Inc. (Aerospace & Defense)	136	16,959
Worthington Industries, Inc. (Metals & Mining)	35	2,157
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	90	6,516
XPO, Inc.* (Ground Transportation)	260	19,711
YETI Holdings, Inc.* (Leisure Products)	87	3,699
Ziff Davis, Inc.* (Interactive Media & Services)	104	6,288
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	328	4,251
TOTAL COMMON STOCKS
(Cost $1,786,083)		2,214,350

Collateral for Securities Loaned(b) (0.6%)

Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(c)	13,712	13,712
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,712)		13,712
TOTAL INVESTMENT SECURITIES
(Cost $1,799,795) - 100.3%		2,228,062
Net other assets (liabilities) - (0.3)%		(7,132)
NET ASSETS - 100.0%		$2,220,930

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $13,576.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
REIT	Real Estate Investment Trust

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$28,724	1.3%
Air Freight & Logistics	13,486	0.6%
Automobile Components	63,944	2.9%
Banks	186,256	8.4%
Beverages	9,338	0.4%
Biotechnology	3,049	0.1%
Broadline Retail	15,946	0.7%
Building Products	46,798	2.1%
Capital Markets	39,091	1.8%
Chemicals	27,481	1.2%
Commercial Services & Supplies	28,449	1.3%
Communications Equipment	20,218	0.9%
Construction & Engineering	38,255	1.7%
Construction Materials	5,736	0.3%
Consumer Finance	11,780	0.5%
Consumer Staples Distribution & Retail	44,781	2.0%
Containers & Packaging	44,615	2.0%
Diversified Consumer Services	4,630	0.2%
Diversified Telecommunication Services	8,906	0.4%
Electric Utilities	24,138	1.1%
Electrical Equipment	42,462	1.9%
Electronic Equipment, Instruments & Components	115,796	5.2%
Financial Services	51,580	2.3%
Food Products	28,806	1.3%
Gas Utilities	27,310	1.2%
Ground Transportation	55,524	2.5%
Health Care Equipment & Supplies	48,439	2.2%
Health Care Providers & Services	53,816	2.4%
Health Care REITs	40,870	1.8%
Health Care Technology	2,349	0.1%
Hotel & Resort REITs	5,580	0.3%
Hotels, Restaurants & Leisure	66,649	3.0%
Household Durables	54,397	2.5%
Independent Power and Renewable Electricity Producers	11,883	0.5%
Industrial REITs	29,623	1.3%
Insurance	127,728	5.8%
Interactive Media & Services	10,539	0.5%
IT Services	7,505	0.3%
Leisure Products	32,150	1.5%
Life Sciences Tools & Services	14,109	0.6%
Machinery	99,865	4.5%
Marine Transportation	10,010	0.5%
Media	19,489	0.9%
Metals & Mining	53,443	2.4%
Mortgage REITs	11,821	0.5%
Multi-Utilities	10,011	0.5%
Office REITs	22,564	1.0%
Oil, Gas & Consumable Fuels	50,537	2.3%
Personal Care Products	15,142	0.7%
Pharmaceuticals	8,403	0.4%
Professional Services	45,172	2.0%
Real Estate Management & Development	13,687	0.6%
Residential REITs	43,522	2.0%
Retail REITs	39,753	1.8%
Semiconductors & Semiconductor Equipment	32,368	1.5%
Software	50,496	2.3%
Specialized REITs	40,902	1.8%
Specialty Retail	77,751	3.5%
Technology Hardware, Storage & Peripherals	5,029	0.2%
Textiles, Apparel & Luxury Goods	55,474	2.5%
Trading Companies & Distributors	16,175	0.7%
Other **	6,580	0.3%
Total	$2,220,930	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (51.5%)

	Shares	Value
Adobe, Inc.* (Software)	2,405	$1,279,604
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,525	839,713
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,251	266,271
Align Technology, Inc.* (Health Care Equipment & Supplies)	404	74,574
Alphabet, Inc.* - Class A (Interactive Media & Services)	14,596	1,811,072
Alphabet, Inc.* - Class C (Interactive Media & Services)	14,271	1,788,156
Amazon.com, Inc.* (Broadline Retail)	25,384	3,378,358
American Electric Power Co., Inc. (Electric Utilities)	2,718	205,318
Amgen, Inc. (Biotechnology)	2,822	721,584
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,630	413,778
ANSYS, Inc.* (Software)	457	127,165
Apple, Inc. (Technology Hardware, Storage & Peripherals)	38,463	6,568,327
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,415	584,325
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	456	273,057
AstraZeneca PLCADR (Pharmaceuticals)	3,074	194,369
Atlassian Corp.* - Class A (Software)	809	146,138
Autodesk, Inc.* (Software)	1,129	223,124
Automatic Data Processing, Inc. (Professional Services)	2,172	473,975
Baker Hughes Co. (Energy Equipment & Services)	5,330	183,459
Biogen, Inc.* (Biotechnology)	765	181,718
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	188	524,437
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,178	1,832,504
Cadence Design Systems, Inc.* (Software)	1,433	343,705
Charter Communications, Inc.* - Class A (Media)	790	318,212
Cintas Corp. (Commercial Services & Supplies)	537	272,324
Cisco Systems, Inc. (Communications Equipment)	21,502	1,120,899
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,665	171,813
Comcast Corp. - Class A (Media)	21,716	896,653
Constellation Energy Corp. (Electric Utilities)	1,696	191,512
Copart, Inc.* (Commercial Services & Supplies)	5,039	219,297
CoStar Group, Inc.* (Real Estate Management & Development)	2,155	158,199
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,339	1,292,157
Crowdstrike Holdings, Inc.* - Class A (Software)	1,192	210,710
CSX Corp. (Ground Transportation)	10,588	316,051
Datadog, Inc.* - Class A (Software)	1,577	128,478
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,048	181,924
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	944	151,342
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,160	128,864
eBay, Inc. (Broadline Retail)	2,810	110,236
Electronic Arts, Inc. (Entertainment)	1,429	176,896
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	719	57,218
Exelon Corp. (Electric Utilities)	5,252	204,513
Fastenal Co. (Trading Companies & Distributors)	3,015	175,895
Fortinet, Inc.* (Software)	4,145	236,970
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,401	159,835
Gilead Sciences, Inc. (Biotechnology)	6,575	516,401
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,892	143,501
Honeywell International, Inc. (Industrial Conglomerates)	3,504	642,143
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	439	175,367
Illumina, Inc.* (Life Sciences Tools & Services)	835	91,366
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,099	806,614
Intuit, Inc. (Software)	1,477	731,041
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,854	486,156
JD.com, Inc.ADR (Broadline Retail)	2,396	60,906
Keurig Dr Pepper, Inc. (Beverages)	7,375	223,684
KLA Corp. (Semiconductors & Semiconductor Equipment)	722	339,123
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	700	411,754
Lucid Group, Inc.*(a) (Automobile Components)	11,988	49,391
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	641	252,221
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,573	296,605
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,554	215,040
MercadoLibre, Inc.* (Broadline Retail)	264	327,555
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	7,663	2,308,632
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,873	204,816
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,779	386,442
Microsoft Corp. (Software)	18,278	6,179,974
Moderna, Inc.* (Biotechnology)	2,009	152,604
Mondelez International, Inc. - Class A (Food Products)	7,180	475,388
Monster Beverage Corp.* (Beverages)	5,529	282,532
Netflix, Inc.* (Entertainment)	2,338	962,531
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,076	2,477,793
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,361	234,677
Old Dominion Freight Line, Inc. (Ground Transportation)	575	216,580

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,277	$142,631
O'Reilly Automotive, Inc.* (Specialty Retail)	319	296,810
PACCAR, Inc. (Machinery)	2,761	227,865
Palo Alto Networks, Inc.* (Software)	1,612	391,748
Paychex, Inc. (Professional Services)	1,903	211,328
PayPal Holdings, Inc.* (Financial Services)	5,796	300,233
PDD Holdings, Inc.*ADR (Broadline Retail)	3,440	348,885
PepsiCo, Inc. (Beverages)	7,264	1,186,066
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,888	641,733
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	562	438,298
Ross Stores, Inc. (Specialty Retail)	1,798	208,514
Seagen, Inc.* (Biotechnology)	990	210,682
Sirius XM Holdings, Inc.(a) (Media)	20,274	86,773
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,043	557,406
Synopsys, Inc.* (Software)	801	376,021
Tesla, Inc.* (Automobile Components)	7,810	1,568,560
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,791	680,370
The Kraft Heinz Co. (Food Products)	6,483	203,955
The Trade Desk, Inc.* - Class A (Media)	2,355	167,111
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,208	893,083
Verisk Analytics, Inc. (Professional Services)	765	173,930
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,362	493,194
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,557	96,062
Warner Bros. Discovery, Inc.* (Entertainment)	12,863	127,858
Workday, Inc.* - Class A (Software)	1,093	231,399
Xcel Energy, Inc. (Electric Utilities)	2,912	172,594
Zoom Video Communications, Inc.* - Class A (Software)	1,344	80,613
Zscaler, Inc.* (Software)	771	122,350
TOTAL COMMON STOCKS
(Cost $34,566,882)		59,601,638

Repurchase Agreements(b)(c)  (57.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $66,851,603	$66,842,000	$66,842,000
TOTAL REPURCHASE AGREEMENTS
(Cost $66,842,000)		66,842,000

Collateral for Securities Loaned(d)  (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	216,576	$216,576
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $216,576)		216,576
TOTAL INVESTMENT SECURITIES
(Cost $101,625,458) - 109.4%		126,660,214
Net other assets (liabilities) - (9.4)%		(10,905,764)
NET ASSETS - 100.0%		$115,754,450

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $209,092.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $6,221,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	25	12/18/23	$7,245,125	$(395,284)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/23	5.93%	$42,802,091	$825,394
Nasdaq-100 Index	UBS AG	11/27/23	6.13%	6,109,747	93,792
				$48,911,838	$919,186

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Automobile Components	$1,617,951	1.4%
Beverages	1,692,282	1.5%
Biotechnology	2,714,482	2.3%
Broadline Retail	4,225,939	3.6%
Commercial Services & Supplies	491,621	0.4%
Communications Equipment	1,120,899	1.0%
Consumer Staples Distribution & Retail	1,517,083	1.3%
Electric Utilities	773,937	0.7%
Energy Equipment & Services	183,459	0.2%
Entertainment	1,267,285	1.1%
Financial Services	300,233	0.3%
Food Products	679,343	0.6%
Ground Transportation	532,631	0.5%
Health Care Equipment & Supplies	1,077,856	0.9%
Hotels, Restaurants & Leisure	1,644,719	1.4%
Industrial Conglomerates	642,143	0.6%
Interactive Media & Services	5,907,860	5.1%
IT Services	171,813	0.1%
Life Sciences Tools & Services	91,366	0.1%
Machinery	227,865	0.2%
Media	1,468,749	1.3%
Oil, Gas & Consumable Fuels	151,342	0.1%
Pharmaceuticals	194,369	0.2%
Professional Services	859,232	0.7%
Real Estate Management & Development	158,199	0.1%
Semiconductors & Semiconductor Equipment	10,685,089	9.2%
Software	10,809,041	9.3%
Specialty Retail	505,324	0.4%
Technology Hardware, Storage & Peripherals	6,568,327	5.7%
Textiles, Apparel & Luxury Goods	252,221	0.2%
Trading Companies & Distributors	175,895	0.2%
Wireless Telecommunication Services	893,083	0.8%
Other **	56,152,812	48.5%
Total	$115,754,450	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (73.2%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	28,625	$362,679
Baker Hughes Co. (Energy Equipment & Services)	18,574	639,317
Bristow Group, Inc.* (Energy Equipment & Services)	4,430	115,800
Cactus, Inc. - Class A (Energy Equipment & Services)	12,439	583,887
ChampionX Corp. (Energy Equipment & Services)	18,155	559,174
Core Laboratories, Inc. (Energy Equipment & Services)	13,211	282,980
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	43,073	534,536
DMC Global, Inc.* (Energy Equipment & Services)	6,143	116,410
Dril-Quip, Inc.* (Energy Equipment & Services)	7,992	173,107
Expro Group Holdings N.V.* (Energy Equipment & Services)	23,226	365,810
Halliburton Co. (Energy Equipment & Services)	16,626	654,067
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	43,007	421,469
Helmerich & Payne, Inc. (Energy Equipment & Services)	15,609	617,648
Liberty Energy, Inc. (Energy Equipment & Services)	38,641	761,227
Nabors Industries, Ltd.* (Energy Equipment & Services)	5,524	539,363
Noble Corp. PLC (Energy Equipment & Services)	13,328	622,284
NOV, Inc. (Energy Equipment & Services)	32,496	648,620
Oceaneering International, Inc.* (Energy Equipment & Services)	26,705	587,243
Oil States International, Inc.* (Energy Equipment & Services)	21,087	153,092
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	45,753	581,063
ProPetro Holding Corp.* (Energy Equipment & Services)	37,856	396,731
RPC, Inc. (Energy Equipment & Services)	51,475	428,272
Schlumberger N.V. (Energy Equipment & Services)	11,407	634,914
Select Water Solutions, Inc. (Energy Equipment & Services)	32,348	240,669
TechnipFMC PLC (Energy Equipment & Services)	32,634	702,283
TETRA Technologies, Inc.* (Energy Equipment & Services)	37,950	179,883
Tidewater, Inc.* (Energy Equipment & Services)	9,943	679,604
Transocean, Ltd.* (Energy Equipment & Services)	83,900	555,418
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	24,914	300,712
Valaris, Ltd.* (Energy Equipment & Services)	9,586	633,059
Weatherford International PLC* (Energy Equipment & Services)	7,280	677,695
TOTAL COMMON STOCKS
(Cost $9,646,208)		14,749,016

Repurchase Agreements(a)(b) (19.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $3,982,572	$3,982,000	$3,982,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,982,000)		3,982,000
TOTAL INVESTMENT SECURITIES
(Cost $13,628,208) - 93.0%		18,731,016
Net other assets (liabilities) - 7.0%		1,404,616
NET ASSETS - 100.0%		$20,135,632

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $3,040,000.

Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$7,098,353	$(385,823)
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	11/24/23	5.73%	8,264,446	(329,467)
				$15,362,799	$(715,290)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$14,749,016	73.2%
Other **	5,386,616	26.8%
Total	$20,135,632	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (74.1%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	1,962	$9,771
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,215	55,003
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,084	50,300
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	277	17,102
Arvinas, Inc.* (Pharmaceuticals)	964	15,540
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,246	77,601
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,652	85,128
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	2,182	43,967
Catalent, Inc.* (Pharmaceuticals)	2,072	71,256
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	719	15,645
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,111	31,197
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	2,848	46,650
Elanco Animal Health, Inc.* (Pharmaceuticals)	8,668	76,365
Eli Lilly & Co. (Pharmaceuticals)	171	94,721
Evolus, Inc.* (Pharmaceuticals)	1,274	9,682
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,088	25,612
Harrow Health, Inc.* (Pharmaceuticals)	1,409	20,198
Innoviva, Inc.* (Pharmaceuticals)	1,451	18,007
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,711	85,139
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	736	93,487
Johnson & Johnson (Pharmaceuticals)	626	92,861
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	297	15,530
Merck & Co., Inc. (Pharmaceuticals)	921	94,587
Ocular Therapeutix, Inc.* (Pharmaceuticals)	3,233	9,214
Organon & Co. (Pharmaceuticals)	5,208	77,026
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,629	46,036
Perrigo Co. PLC (Pharmaceuticals)	2,965	81,953
Pfizer, Inc. (Pharmaceuticals)	2,933	89,632
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	756	7,031
Pliant Therapeutics, Inc.* (Pharmaceuticals)	1,891	27,741
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	702	41,671
Revance Therapeutics, Inc.* (Pharmaceuticals)	5,598	44,168
Royalty Pharma PLC - Class A (Pharmaceuticals)	3,441	92,460
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,130	26,951
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	909	12,944
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,175	11,092
Ventyx Biosciences, Inc.* (Pharmaceuticals)	1,644	23,706
Viatris, Inc. (Pharmaceuticals)	9,937	88,439
Zoetis, Inc. (Pharmaceuticals)	541	84,937
TOTAL COMMON STOCKS
(Cost $1,710,981)		1,910,350

Repurchase Agreements(b)(c) (22.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $589,085	$589,000	$589,000
TOTAL REPURCHASE AGREEMENTS
(Cost $589,000)		589,000

Collateral for Securities Loaned(d) (1.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	44,538	$44,538
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $44,538)		44,538
TOTAL INVESTMENT SECURITIES
(Cost $2,344,519) - 98.6%		2,543,888
Net other assets (liabilities) - 1.4%		34,503
NET ASSETS - 100.0%		$2,578,391

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $43,967.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $248,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	11/24/23	5.93%	$997,449	$(18,885)
S&P Pharmaceuticals Select Industry Index	UBS AG	11/24/23	5.68%	964,475	(7,208)
				$1,961,924	$(26,093)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Pharmaceuticals	$1,910,350	74.1%
Other **	668,041	25.9%
Total	$2,578,391	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (72.8%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	34,972	$1,640,537
Alamos Gold, Inc. (Metals & Mining)	27,992	346,541
AngloGold Ashanti PLC* (Metals & Mining)	29,656	529,063
B2Gold Corp. (Metals & Mining)	91,549	295,703
Barrick Gold Corp. (Metals & Mining)	124,059	1,982,463
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	16,900	136,890
Coeur Mining, Inc.* (Metals & Mining)	24,959	62,647
DRDGOLD, Ltd.ADR (Metals & Mining)	2,931	24,943
Eldorado Gold Corp.* (Metals & Mining)	14,333	154,940
Endeavour Silver Corp.* (Metals & Mining)	13,533	28,961
Equinox Gold Corp.* (Metals & Mining)	20,126	88,554
First Majestic Silver Corp. (Metals & Mining)	20,276	104,421
Fortuna Silver Mines, Inc.* (Metals & Mining)	20,557	57,765
Franco-Nevada Corp. (Metals & Mining)	13,574	1,649,920
Gold Fields, Ltd.ADR (Metals & Mining)	63,147	822,174
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	38,437	172,582
Hecla Mining Co. (Metals & Mining)	40,571	165,124
IAMGOLD Corp.* (Metals & Mining)	32,298	82,037
Kinross Gold Corp. (Metals & Mining)	86,753	451,983
MAG Silver Corp.* (Metals & Mining)	6,548	65,545
New Gold, Inc.* (Metals & Mining)	48,368	59,009
Newmont Corp. (Metals & Mining)	56,167	2,104,578
Osisko Gold Royalties, Ltd. (Metals & Mining)	13,084	159,886
Pan American Silver Corp. (Metals & Mining)	25,756	376,295
Royal Gold, Inc. (Metals & Mining)	4,644	484,509
Sandstorm Gold, Ltd. (Metals & Mining)	17,369	79,203
Seabridge Gold, Inc.* (Metals & Mining)	4,889	53,583
Sibanye Stillwater, Ltd.ADR(a) (Metals & Mining)	50,008	254,041
SilverCrest Metals, Inc.* (Metals & Mining)	10,403	51,703
SSR Mining, Inc. (Metals & Mining)	14,407	199,969
Wheaton Precious Metals Corp. (Metals & Mining)	32,005	1,352,211
TOTAL COMMON STOCKS
(Cost $6,759,083)		14,037,780

Repurchase Agreements(b)(c) (43.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $8,329,196	$8,328,000	$8,328,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,328,000)		8,328,000

Collateral for Securities Loaned(d) (1.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	284,334	$284,334
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $284,334)		284,334
TOTAL INVESTMENT SECURITIES
(Cost $15,371,417) - 117.5%		22,650,114
Net other assets (liabilities) - (17.5)%		(3,369,224)
NET ASSETS - 100.0%		$19,280,890

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $254,041.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $3,654,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
ADR	American Depositary Receipt

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/24/23	5.93%	$7,621,363	$(589,846)
Dow Jones Precious Metals Index	UBS AG	11/24/23	6.08%	7,309,632	(559,339)
				$14,930,995	$(1,149,185)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Metals & Mining	$14,037,780	72.8%
Other **	5,243,110	27.2%
Total	$19,280,890	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (77.2%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	487	$45,355
American Tower Corp. (Specialized REITs)	1,457	259,623
AvalonBay Communities, Inc. (Residential REITs)	444	73,588
Boston Properties, Inc. (Office REITs)	449	24,053
Camden Property Trust (Residential REITs)	333	28,265
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	969	67,190
CoStar Group, Inc.* (Real Estate Management & Development)	1,275	93,598
Crown Castle, Inc. (Specialized REITs)	1,356	126,081
Digital Realty Trust, Inc. (Specialized REITs)	946	117,645
Equinix, Inc. (Specialized REITs)	292	213,055
Equity Commonwealth (Office REITs)	1	9
Equity Residential (Residential REITs)	1,076	59,535
Essex Property Trust, Inc. (Residential REITs)	202	43,212
Extra Space Storage, Inc. (Specialized REITs)	660	68,369
Federal Realty Investment Trust (Diversified REITs)	229	20,883
Healthpeak Properties, Inc. (Health Care REITs)	1,714	26,653
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,225	34,443
Invitation Homes, Inc. (Residential REITs)	1,797	53,353
Iron Mountain, Inc. (Specialized REITs)	911	53,813
Kimco Realty Corp. (Retail REITs)	1,937	34,750
Mid-America Apartment Communities, Inc. (Residential REITs)	364	43,007
Prologis, Inc. (Industrial REITs)	2,888	290,966
Public Storage (Specialized REITs)	494	117,923
Realty Income Corp. (Retail REITs)	2,213	104,852
Regency Centers Corp. (Retail REITs)	512	30,853
SBA Communications Corp. (Specialized REITs)	338	70,517
Simon Property Group, Inc. (Retail REITs)	1,022	112,307
UDR, Inc. (Residential REITs)	947	30,124
Ventas, Inc. (Health Care REITs)	1,257	53,372
VICI Properties, Inc. (Specialized REITs)	3,167	88,359
Welltower, Inc. (Health Care REITs)	1,620	135,448
Weyerhaeuser Co. (Specialized REITs)	2,283	65,499
TOTAL COMMON STOCKS
(Cost $1,251,767)		2,586,700

Repurchase Agreements(a)(b) (22.6%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $757,109	$757,000	$757,000
TOTAL REPURCHASE AGREEMENTS
(Cost $757,000)		757,000
TOTAL INVESTMENT SECURITIES
(Cost $2,008,767) - 99.8%		3,343,700
Net other assets (liabilities) - 0.2%		7,761
NET ASSETS - 100.0%		$3,351,461

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $492,000.
REIT	Real Estate Investment Trust

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$1,091,653	$18,199
S&P Real Estate Select Sector Index	UBS AG	11/24/23	5.58%	1,345,971	24,590
				$2,437,624	$42,789

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Diversified REITs	$20,883	0.6%
Health Care REITs	215,473	6.4%
Hotel & Resort REITs	34,443	1.0%
Industrial REITs	290,966	8.7%
Office REITs	69,417	2.1%
Real Estate Management & Development	160,788	4.8%
Residential REITs	331,084	9.9%
Retail REITs	282,762	8.5%
Specialized REITs	1,180,884	35.2%
Other **	764,761	22.8%
Total	$3,351,461	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (62.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $23,537,381	$23,534,000	$23,534,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,534,000)		23,534,000
TOTAL INVESTMENT SECURITIES
(Cost $23,534,000) - 62.7%		23,534,000
Net other assets (liabilities) - 37.3%		13,990,422
NET ASSETS - 100.0%		$37,524,422

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $170,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.125%, due 8/15/53	Citibank North America	11/15/23	(5.20)%	$(23,867,578)	$452,283
30-Year U.S. Treasury Bond, 4.125%, due 8/15/53	Societe' Generale	11/15/23	(5.11)%	(22,361,953)	508,244
				$(46,229,531)	$960,527

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $3,598,517	$3,598,000	$3,598,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,598,000)		3,598,000
TOTAL INVESTMENT SECURITIES
(Cost $3,598,000) - 97.9%		3,598,000
Net other assets (liabilities) - 2.1%		76,142
NET ASSETS - 100.0%		$3,674,142

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $44,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 3.875%, due 8/15/33	Citibank North America	11/15/23	(5.20)%	$(2,448,239)	$37,003
10-Year U.S. Treasury Note, 3.875%, due 8/15/33	Societe' Generale	11/15/23	(5.12)%	(1,205,712)	20,003
				$(3,653,951)	$57,006

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (95.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $10,939,571	$10,938,000	$10,938,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,938,000)		10,938,000
TOTAL INVESTMENT SECURITIES
(Cost $10,938,000) - 95.7%		10,938,000
Net other assets (liabilities) - 4.3%		496,639
NET ASSETS - 100.0%		$11,434,639

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $137,000.

As of October 31, 2023, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$493,732	British pound	406,158	11/10/23	$493,591	$141
U.S. dollar	730,848	Canadian dollar	1,003,777	11/10/23	724,015	6,833
U.S. dollar	4,993,296	Euro	4,742,922	11/10/23	5,020,100	(26,804)
U.S. dollar	902,725	Japanese yen	133,737,244	11/10/23	883,897	18,828
U.S. dollar	375,754	Swedish krona	4,146,063	11/10/23	371,709	4,045
U.S. dollar	392,967	Swiss franc	358,523	11/10/23	394,643	(1,676)
Total Short Contracts	$7,889,322				$7,887,955	$1,367

Long:
British pound	36,312	U.S. dollar	$44,093	11/10/23	$44,129	$36
Canadian dollar	60,173	U.S. dollar	44,073	11/10/23	43,402	(671)
Euro	232,151	U.S. dollar	244,325	11/10/23	245,718	1,393
Japanese yen	10,243,195	U.S. dollar	68,781	11/10/23	67,699	(1,082)
Swedish krona	194,264	U.S. dollar	17,650	11/10/23	17,416	(234)
Swiss franc	17,765	U.S. dollar	19,753	11/10/23	19,555	(198)
Total Long Contracts			$438,675		$437,919	$(756)

As of October 31, 2023, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$1,828,487	British pound	1,502,821	11/10/23	$1,826,331	$2,156
U.S. dollar	1,042,250	Canadian dollar	1,431,689	11/10/23	1,032,664	9,586
U.S. dollar	6,232,252	Euro	5,918,865	11/10/23	6,264,766	(32,514)
U.S. dollar	1,749,971	Japanese yen	259,231,287	11/10/23	1,713,313	36,658
U.S. dollar	443,869	Swedish krona	4,894,695	11/10/23	438,826	5,043
U.S. dollar	308,968	Swiss franc	281,857	11/10/23	310,253	(1,285)
Total Short Contracts	$11,605,797				$11,586,153	$19,644

Long:
British pound	741,164	U.S. dollar	$908,195	11/10/23	$900,713	$(7,482)
Canadian dollar	941,559	U.S. dollar	689,994	11/10/23	679,138	(10,856)
Euro	4,113,211	U.S. dollar	4,358,690	11/10/23	4,353,589	(5,101)
Japanese yen	149,133,355	U.S. dollar	1,007,252	11/10/23	985,653	(21,599)
Swedish krona	3,514,289	U.S. dollar	321,141	11/10/23	315,068	(6,073)
Swiss franc	249,426	U.S. dollar	275,757	11/10/23	274,555	(1,202)
Total Long Contracts			$7,561,029		$7,508,716	$(52,313)

			Total unrealized appreciation			$84,719
			Total unrealized (depreciation)			(116,777)
			Total net unrealized appreciation/(depreciation)			$(32,058)

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (63.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	40,952	$4,033,772
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,803	46,806
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,618	54,611
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,708	1,999,350
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	21,283	2,816,805
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	832	106,080
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	10,459	8,799,889
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,385	92,698
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,456	275,028
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,804	334,904
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,097	104,053
Intel Corp. (Semiconductors & Semiconductor Equipment)	106,141	3,874,147
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,465	1,627,511
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,378	1,987,007
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,492	194,190
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	21,794	1,029,113
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	13,796	983,517
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	27,760	1,856,311
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,593	104,596
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,212	535,389
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	62,596	25,526,649
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	6,534	1,126,658
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	10,937	685,094
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,453	100,736
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,481	216,889
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	28,287	3,083,000
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,764	150,168
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	808	74,481
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,039	350,343
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,433	108,836
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,904	325,086
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	23,011	3,267,792
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,104	153,655
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	3,153	106,698
TOTAL COMMON STOCKS
(Cost $19,104,094)		66,131,862

Repurchase Agreements(b)(c)  (33.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $34,479,953	$34,475,000	$34,475,000
TOTAL REPURCHASE AGREEMENTS
(Cost $34,475,000)		34,475,000

Collateral for Securities Loaned(d)  (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	117,147	$117,147
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $117,147)		117,147
TOTAL INVESTMENT SECURITIES
(Cost $53,696,241) - 96.8%		100,724,009
Net other assets (liabilities) - 3.2%		3,340,468
NET ASSETS - 100.0%		$104,064,477

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $104,053.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $18,776,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/24/23	5.93%	$37,960,607	$(1,292,676)
Dow Jones U.S. Semiconductors Index	UBS AG	11/24/23	5.68%	51,991,459	(1,075,938)
				$89,952,066	$(2,368,614)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$66,131,862	63.6%
Other **	37,932,615	36.4%
Total	$104,064,477	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Energy ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (157.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,128,162	$1,128,000	$1,128,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,128,000)		1,128,000
TOTAL INVESTMENT SECURITIES
(Cost $1,128,000) - 157.3%		1,128,000
Net other assets (liabilities) - (57.3)%		(410,743)
NET ASSETS - 100.0%		$717,257

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $151,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	11/24/23	(5.43)%	$(646,840)	$20,096
S&P Energy Select Sector Index	UBS AG	11/24/23	(5.13)%	(69,880)	7,739
				$(716,720)	$27,835

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (111.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $4,199,603	$4,199,000	$4,199,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,199,000)		4,199,000
TOTAL INVESTMENT SECURITIES
(Cost $4,199,000) - 111.8%		4,199,000
Net other assets (liabilities) - (11.8)%		(444,449)
NET ASSETS - 100.0%		$3,754,551

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $612,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	12/18/23	$(289,805)	$22,069

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/23	(5.68)%	$(948,885)	$(24,055)
Nasdaq-100 Index	UBS AG	11/27/23	(5.48)%	(2,507,302)	(38,668)
				$(3,456,187)	$(62,723)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $3,826,550	$3,826,000	$3,826,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,826,000)		3,826,000
TOTAL INVESTMENT SECURITIES
(Cost $3,826,000) - 98.7%		3,826,000
Net other assets (liabilities) - 1.3%		48,491
NET ASSETS - 100.0%		$3,874,491

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $666,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/24/23	(5.43)%	$(1,860,672)	$50,447
Dow Jones Precious Metals Index	UBS AG	11/24/23	(5.08)%	(2,001,120)	56,490
				$(3,861,792)	$106,937

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (102.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $3,125,449	$3,125,000	$3,125,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,125,000)		3,125,000
TOTAL INVESTMENT SECURITIES
(Cost $3,125,000) - 102.9%		3,125,000
Net other assets (liabilities) - (2.9)%		(87,062)
NET ASSETS - 100.0%		$3,037,938

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $638,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	11/24/23	(5.43)%	$(1,968,938)	$(39,000)
S&P Real Estate Select Sector Index	UBS AG	11/24/23	(4.98)%	(1,068,267)	(24,443)
				$(3,037,205)	$(63,443)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (114.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $3,059,439	$3,059,000	$3,059,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,059,000)		3,059,000
TOTAL INVESTMENT SECURITIES
(Cost $3,059,000) - 114.7%		3,059,000
Net other assets (liabilities) - (14.7)%		(392,209)
NET ASSETS - 100.0%		$2,666,791

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $3,059,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/23	(5.33)%	$(1,670,591)	$(172,253)
Russell 2000 Index	UBS AG	11/27/23	(4.83)%	(995,706)	(14,721)
				$(2,666,297)	$(186,974)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (99.6%)

	Shares	Value
A10 Networks, Inc. (Software)	542	$5,892
AAON, Inc. (Building Products)	527	28,711
Academy Sports & Outdoors, Inc. (Specialty Retail)	280	12,555
AdaptHealth Corp.* (Health Care Providers & Services)	636	4,662
Addus HomeCare Corp.* (Health Care Providers & Services)	126	9,941
Adtalem Global Education, Inc.* (Diversified Consumer Services)	323	16,731
ADTRAN Holdings, Inc. (Communications Equipment)	380	2,497
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	293	25,567
AeroVironment, Inc.* (Aerospace & Defense)	204	23,391
Agiliti, Inc.* (Health Care Providers & Services)	123	692
Agilysys, Inc.* (Software)	158	13,555
Alamo Group, Inc. (Machinery)	59	9,458
Alarm.com Holdings, Inc.* (Software)	389	19,890
Albany International Corp. (Machinery)	243	19,831
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	174	4,127
American Equity Investment Life Holding Co. (Insurance)	250	13,240
American States Water Co. (Water Utilities)	199	15,531
Ameris Bancorp (Banks)	309	11,526
AMERISAFE, Inc. (Insurance)	82	4,180
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	296	22,455
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	297	13,445
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	65	4,013
Apogee Enterprises, Inc. (Building Products)	98	4,206
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	580	9,094
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	301	46,207
Arcosa, Inc. (Construction & Engineering)	251	17,337
Arcus Biosciences, Inc.* (Biotechnology)	418	6,567
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	366	3,107
Armada Hoffler Properties, Inc. (Diversified REITs)	344	3,426
ARMOUR Residential REIT, Inc. (Mortgage REITs)	356	5,190
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	267	8,811
Asbury Automotive Group, Inc.* (Specialty Retail)	72	13,778
Assured Guaranty, Ltd. (Insurance)	221	13,791
ATI, Inc.* (Metals & Mining)	621	23,454
Atlantic Union Bankshares Corp. (Banks)	228	6,569
ATN International, Inc. (Diversified Telecommunication Services)	83	2,569
Avantax, Inc.* (Capital Markets)	286	7,382
Avid Bioservices, Inc.* (Biotechnology)	337	2,073
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	156	4,215
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	256	32,640
Axos Financial, Inc.* (Banks)	221	7,963
B Riley Financial, Inc.(a) (Capital Markets)	63	2,281
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	228	31,590
Balchem Corp. (Chemicals)	251	29,176
BancFirst Corp. (Banks)	113	9,165
Bank of Hawaii Corp.(a) (Banks)	158	7,804
Banner Corp. (Banks)	267	11,270
Berkshire Hills Bancorp, Inc. (Banks)	199	3,902
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	268	2,706
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	393	9,173
Boise Cascade Co. (Trading Companies & Distributors)	308	28,875
Boot Barn Holdings, Inc.* (Specialty Retail)	142	9,869
Brady Corp. - Class A (Commercial Services & Supplies)	232	11,938
Brightsphere Investment Group, Inc. (Capital Markets)	131	2,051
California Resources Corp. (Oil, Gas & Consumable Fuels)	146	7,678
California Water Service Group (Water Utilities)	279	13,582
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	218	8,142
Cal-Maine Foods, Inc. (Food Products)	317	14,363
CareTrust REIT, Inc. (Health Care REITs)	480	10,330
Cargurus, Inc.* (Interactive Media & Services)	338	5,824
Cars.com, Inc.* (Interactive Media & Services)	481	7,326
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	780	9,680
Cathay General Bancorp (Banks)	288	9,766
Cavco Industries, Inc.* (Household Durables)	63	15,719
Central Garden & Pet Co.* (Household Products)	36	1,571
Central Garden & Pet Co.* - Class A (Household Products)	153	6,073
Certara, Inc.* (Health Care Technology)	483	5,888
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	112	1,923
Chesapeake Utilities Corp. (Gas Utilities)	93	8,241
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	76	2,558
City Holding Co. (Banks)	117	10,621
Clearfield, Inc.* (Communications Equipment)	101	2,426
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	200	12,996
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	245	7,384
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	270	5,875
Comfort Systems USA, Inc. (Construction & Engineering)	279	50,735
Community Bank System, Inc. (Banks)	237	9,468
Community Healthcare Trust, Inc. (Health Care REITs)	115	3,297
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	716	9,022
CONMED Corp. (Health Care Equipment & Supplies)	117	11,403
Consensus Cloud Solutions, Inc.* (Software)	97	2,094
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	224	20,583

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Corcept Therapeutics, Inc.* (Pharmaceuticals)	703	$19,741
Core Laboratories, Inc. (Energy Equipment & Services)	174	3,727
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	188	2,405
CorVel Corp.* (Health Care Providers & Services)	46	8,921
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	262	6,068
CSG Systems International, Inc. (Professional Services)	237	11,106
CTS Corp. (Electronic Equipment, Instruments & Components)	244	9,128
Customers Bancorp, Inc.* (Banks)	109	4,383
CVB Financial Corp. (Banks)	1,031	16,103
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	125	4,094
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	341	1,436
Cytokinetics, Inc.* (Biotechnology)	747	26,040
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	5,241
Digi International, Inc.* (Communications Equipment)	280	7,050
Digital Turbine, Inc.* (Software)	451	2,138
Dime Community Bancshares, Inc. (Banks)	272	5,002
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	73	3,598
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	356	23,168
Donnelley Financial Solutions, Inc.* (Capital Markets)	97	5,280
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	264	8,440
Dorman Products, Inc. (Automobile Components)	221	13,741
DoubleVerify Holdings, Inc.* (Software)	978	27,218
Dril-Quip, Inc.* (Energy Equipment & Services)	141	3,054
Dycom Industries, Inc.* (Construction & Engineering)	155	13,203
Dynavax Technologies Corp.* (Biotechnology)	1,003	14,253
Edgewell Personal Care Co. (Personal Care Products)	190	6,631
elf Beauty, Inc.* (Personal Care Products)	424	39,275
Embecta Corp. (Health Care Equipment & Supplies)	210	3,175
Employers Holdings, Inc. (Insurance)	104	3,952
Encore Wire Corp. (Electrical Equipment)	131	23,426
Enerpac Tool Group Corp. (Machinery)	288	8,150
EnPro Industries, Inc. (Machinery)	163	18,103
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	101	6,313
ESCO Technologies, Inc. (Machinery)	137	13,319
Ethan Allen Interiors, Inc. (Household Durables)	178	4,674
EVERTEC, Inc. (Financial Services)	327	10,392
eXp World Holdings, Inc. (Real Estate Management & Development)	161	2,136
Extreme Networks, Inc.* (Communications Equipment)	995	20,517
Fabrinet* (Electronic Equipment, Instruments & Components)	283	43,866
FB Financial Corp. (Banks)	137	4,024
Federal Signal Corp. (Machinery)	475	27,569
First Bancorp (Banks)	192	5,572
First Bancorp (Banks)	1,388	18,529
First Commonwealth Financial Corp. (Banks)	439	5,347
First Financial Bancorp (Banks)	407	7,530
First Hawaiian, Inc. (Banks)	517	9,270
Forward Air Corp. (Air Freight & Logistics)	200	12,882
Four Corners Property Trust, Inc. (Specialized REITs)	472	10,053
Franklin Electric Co., Inc. (Machinery)	310	26,883
Frontdoor, Inc.* (Diversified Consumer Services)	325	9,402
Fulgent Genetics, Inc.* (Health Care Providers & Services)	71	1,700
Fulton Financial Corp. (Banks)	626	8,132
Gentherm, Inc.* (Automobile Components)	157	6,315
Getty Realty Corp. (Retail REITs)	229	6,096
Glaukos Corp.* (Health Care Equipment & Supplies)	254	17,323
Gogo, Inc.* (Wireless Telecommunication Services)	313	3,287
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	103	3,230
Goosehead Insurance, Inc.* - Class A (Insurance)	106	6,876
Green Brick Partners, Inc.* (Household Durables)	198	7,663
Griffon Corp. (Building Products)	319	12,741
H.B. Fuller Co. (Chemicals)	268	17,728
Hanmi Financial Corp. (Banks)	237	3,479
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	334	5,725
Harmonic, Inc.* (Communications Equipment)	871	9,398
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	262	6,167
Haverty Furniture Cos., Inc. (Specialty Retail)	53	1,381
Hawkins, Inc. (Chemicals)	150	8,615
Haynes International, Inc. (Metals & Mining)	66	2,840
HealthStream, Inc. (Health Care Technology)	121	3,073
Heartland Express, Inc. (Ground Transportation)	232	2,705
Helmerich & Payne, Inc. (Energy Equipment & Services)	449	17,767
Heritage Financial Corp. (Banks)	273	4,442
Hibbett, Inc. (Specialty Retail)	53	2,442
Hillenbrand, Inc. (Machinery)	544	20,688
Hostess Brands, Inc.* (Food Products)	1,035	34,569
Hub Group, Inc.* - Class A (Air Freight & Logistics)	110	7,563
Independent Bank Corp. (Banks)	179	8,735
Ingevity Corp.* (Chemicals)	262	10,553
Innospec, Inc. (Chemicals)	194	19,012
Innovative Industrial Properties, Inc. (Industrial REITs)	218	15,659
Innoviva, Inc.* (Pharmaceuticals)	446	5,535
Installed Building Products, Inc. (Household Durables)	121	13,512

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Insteel Industries, Inc. (Building Products)	70	$1,954
Inter Parfums, Inc. (Personal Care Products)	139	17,668
InterDigital, Inc. (Software)	206	15,502
Invesco Mortgage Capital, Inc. (Mortgage REITs)	156	1,065
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	674	6,046
J & J Snack Foods Corp. (Food Products)	120	18,793
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	157	9,919
Jackson Financial, Inc. - Class A (Financial Services)	289	10,609
John B Sanfilippo & Son, Inc. (Food Products)	43	4,397
Kaiser Aluminum Corp. (Metals & Mining)	125	7,100
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	332	4,273
Korn Ferry (Professional Services)	200	9,104
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	440	18,308
Lakeland Financial Corp. (Banks)	198	9,752
LCI Industries (Automobile Components)	99	10,740
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	106	5,149
Leslie's, Inc.* (Specialty Retail)	931	4,599
Liberty Energy, Inc. (Energy Equipment & Services)	362	7,131
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	69	3,608
Lindsay Corp. (Machinery)	86	10,743
Liquidity Services, Inc.* (Commercial Services & Supplies)	96	1,850
Livent Corp.* (Chemicals)	1,399	20,411
LiveRamp Holdings, Inc.* (Software)	283	7,828
LTC Properties, Inc. (Health Care REITs)	210	6,638
Madison Square Garden Sports Corp.* (Entertainment)	99	16,646
Marcus & Millichap, Inc. (Real Estate Management & Development)	186	5,338
Marten Transport, Ltd. (Ground Transportation)	449	7,894
Materion Corp. (Metals & Mining)	92	8,922
Matson, Inc. (Marine Transportation)	275	23,939
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	574	8,725
Medifast, Inc. (Personal Care Products)	85	5,879
Mercer International, Inc. (Paper & Forest Products)	147	1,167
Mercury Systems, Inc.* (Aerospace & Defense)	231	8,311
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	449	30,864
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	25	2,346
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	146	3,339
MGP Ingredients, Inc. (Beverages)	122	11,549
Middlesex Water Co. (Water Utilities)	88	5,591
Mister Car Wash, Inc.* (Diversified Consumer Services)	360	1,872
Moelis & Co. - Class A (Capital Markets)	254	10,577
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	104	6,260
Moog, Inc. - Class A (Aerospace & Defense)	136	15,783
Mr. Cooper Group, Inc.* (Financial Services)	521	29,453
Mueller Industries, Inc. (Machinery)	884	33,337
Myers Industries, Inc. (Containers & Packaging)	287	4,813
MYR Group, Inc.* (Construction & Engineering)	65	7,529
N-able, Inc.* (Software)	367	4,756
Nabors Industries, Ltd.* (Energy Equipment & Services)	48	4,687
National Bank Holdings Corp. - Class A (Banks)	194	6,049
National Beverage Corp.* (Beverages)	124	5,751
National Vision Holdings, Inc.* (Specialty Retail)	353	5,486
NBT Bancorp, Inc. (Banks)	368	12,317
NetScout Systems, Inc.* (Communications Equipment)	562	12,268
NexPoint Residential Trust, Inc. (Residential REITs)	94	2,537
NextGen Healthcare, Inc.* (Health Care Technology)	423	10,118
NMI Holdings, Inc.* - Class A (Financial Services)	327	8,943
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	705	27,030
Northfield Bancorp, Inc. (Banks)	166	1,428
Northwest Bancshares, Inc. (Banks)	515	5,366
Northwest Natural Holding Co. (Gas Utilities)	180	6,608
NV5 Global, Inc.* (Professional Services)	99	9,341
Oceaneering International, Inc.* (Energy Equipment & Services)	565	12,424
OFG Bancorp (Banks)	367	10,871
O-I Glass, Inc.* (Containers & Packaging)	555	8,575
OneSpan, Inc.* (Software)	137	1,082
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	61	6,360
Otter Tail Corp. (Electric Utilities)	198	15,234
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	81	6,836
Pacira BioSciences, Inc.* (Pharmaceuticals)	361	10,202
Palomar Holdings, Inc.* (Insurance)	193	9,665
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	115	7,477
Park National Corp. (Banks)	112	11,356
Pathward Financial, Inc. (Banks)	147	6,658
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,696	21,540
Payoneer Global, Inc.* (Financial Services)	866	5,014
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	237	6,288
Perdoceo Education Corp. (Diversified Consumer Services)	322	5,825
Perficient, Inc.* (IT Services)	155	9,019
PGT Innovations, Inc.* (Building Products)	454	13,593
Phillips Edison & Co., Inc. (Retail REITs)	393	13,876
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	487	8,941
Piper Sandler Cos. (Capital Markets)	117	16,362
Plexus Corp.* (Electronic Equipment, Instruments & Components)	214	21,040
Preferred Bank (Banks)	102	6,076

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Premier, Inc. - Class A (Health Care Providers & Services)	241	$4,632
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	270	16,027
Privia Health Group, Inc.* (Health Care Providers & Services)	795	16,711
Progress Software Corp. (Software)	338	17,366
Quaker Chemical Corp. (Chemicals)	108	15,522
Quanex Building Products Corp. (Building Products)	146	3,920
QuinStreet, Inc.* (Interactive Media & Services)	208	2,352
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	850	46,181
REGENXBIO, Inc.* (Biotechnology)	315	4,060
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	118	4,485
RPC, Inc. (Energy Equipment & Services)	663	5,516
S&T Bancorp, Inc. (Banks)	205	5,281
Sabre Corp.* (Hotels, Restaurants & Leisure)	983	3,441
Safety Insurance Group, Inc. (Insurance)	66	4,961
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	205	10,428
Saul Centers, Inc. (Retail REITs)	57	1,982
Schrodinger, Inc.* (Health Care Technology)	187	4,058
Seacoast Banking Corp. of Florida (Banks)	358	7,235
ServisFirst Bancshares, Inc. (Banks)	381	17,967
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	155	8,686
Shutterstock, Inc. (Interactive Media & Services)	90	3,661
Simulations Plus, Inc. (Health Care Technology)	83	2,927
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	72	7,186
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	240	4,776
SJW Group (Water Utilities)	225	14,058
SM Energy Co. (Oil, Gas & Consumable Fuels)	924	37,256
Southside Bancshares, Inc. (Banks)	131	3,498
SPS Commerce, Inc.* (Software)	285	45,696
SPX Technologies, Inc.* (Machinery)	220	17,626
STAAR Surgical Co.* (Health Care Equipment & Supplies)	257	10,748
Standex International Corp. (Machinery)	63	9,045
Stellar Bancorp, Inc. (Banks)	365	7,935
Stepan Co. (Chemicals)	107	8,004
StoneX Group, Inc.* (Capital Markets)	139	13,249
Strategic Education, Inc. (Diversified Consumer Services)	98	8,066
Stride, Inc.* (Diversified Consumer Services)	315	17,320
Sturm Ruger & Co., Inc. (Leisure Products)	84	4,649
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	314	4,088
SunPower Corp.*(a) (Electrical Equipment)	374	1,597
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	425	10,136
Sylvamo Corp. (Paper & Forest Products)	158	7,000
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	422	6,541
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	304	5,259
Tanger Factory Outlet Centers, Inc. (Retail REITs)	450	10,148
TechTarget, Inc.* (Media)	197	4,960
The Andersons, Inc. (Consumer Staples Distribution & Retail)	108	5,414
The Bancorp, Inc.* (Banks)	423	15,079
The Buckle, Inc. (Specialty Retail)	160	5,403
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	170	3,235
The Ensign Group, Inc. (Health Care Providers & Services)	438	42,311
The Simply Good Foods Co.* (Food Products)	705	26,289
The St Joe Co. (Real Estate Management & Development)	277	12,920
TimkenSteel Corp.* (Metals & Mining)	129	2,623
Titan International, Inc.* (Machinery)	401	4,555
Tompkins Financial Corp. (Banks)	62	3,105
Tootsie Roll Industries, Inc. (Food Products)	136	4,231
TreeHouse Foods, Inc.* (Food Products)	188	7,838
Trinity Industries, Inc. (Machinery)	376	7,832
Triumph Financial, Inc.* (Banks)	103	6,412
Trupanion, Inc.*(a) (Insurance)	277	5,706
TrustCo Bank Corp. (Banks)	98	2,502
Trustmark Corp. (Banks)	328	6,596
TTEC Holdings, Inc. (Professional Services)	74	1,523
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	71	5,972
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	348	4,200
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	55	8,576
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	191	4,557
UniFirst Corp. (Commercial Services & Supplies)	69	11,346
United Community Banks, Inc. (Banks)	602	13,298
Uniti Group, Inc. (Specialized REITs)	836	3,846
Unitil Corp. (Multi-Utilities)	125	5,709
Universal Health Realty Income Trust (Health Care REITs)	64	2,460
Urban Edge Properties (Retail REITs)	467	7,407
Vector Group, Ltd. (Tobacco)	454	4,667
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	439	10,510
Veradigm, Inc.* (Health Care Technology)	851	11,225
Vericel Corp.* (Biotechnology)	211	7,423
Veris Residential, Inc. (Residential REITs)	349	4,673
Veritex Holdings, Inc. (Banks)	207	3,565
Verra Mobility Corp.* (Professional Services)	1,321	26,116
Viavi Solutions, Inc.* (Communications Equipment)	901	7,010
Vicor Corp.* (Electrical Equipment)	75	2,906
Vir Biotechnology, Inc.* (Biotechnology)	669	5,305
Virtus Investment Partners, Inc. (Capital Markets)	27	4,974
Vista Outdoor, Inc.* (Leisure Products)	203	5,100
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	130	6,505
Wabash National Corp. (Machinery)	212	4,386
Warrior Met Coal, Inc. (Metals & Mining)	227	11,062
Washington Federal, Inc. (Banks)	267	6,590
WD-40 Co. (Household Products)	69	14,586
Westamerica Bancorp (Banks)	208	9,826

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Winnebago Industries, Inc. (Automobile Components)	108	$6,259
WisdomTree, Inc. (Capital Markets)	498	3,088
WK Kellogg Co.* (Food Products)	282	2,826
Xencor, Inc.* (Biotechnology)	472	8,189
XPEL, Inc.* (Automobile Components)	166	7,686
Yelp, Inc.* (Interactive Media & Services)	310	13,079
TOTAL COMMON STOCKS
(Cost $2,560,689)		3,520,177

Collateral for Securities Loaned(b) (0.5%)

Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(c)	16,834	16,834
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,834)		16,834
TOTAL INVESTMENT SECURITIES
(Cost $2,577,523) - 100.1%		3,537,011
Net other assets (liabilities) - (0.1)%		(3,190)
NET ASSETS - 100.0%		$3,533,821

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $16,365.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
REIT	Real Estate Investment Trust

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$47,485	1.3%
Air Freight & Logistics	20,444	0.6%
Automobile Components	44,741	1.3%
Banks	367,364	10.4%
Beverages	17,300	0.5%
Biotechnology	89,636	2.5%
Building Products	65,125	1.8%
Capital Markets	74,055	2.1%
Chemicals	129,021	3.7%
Commercial Services & Supplies	25,134	0.7%
Communications Equipment	61,166	1.7%
Construction & Engineering	88,805	2.5%
Consumer Staples Distribution & Retail	8,649	0.2%
Containers & Packaging	13,388	0.4%
Diversified Consumer Services	59,216	1.7%
Diversified REITs	3,426	0.1%
Diversified Telecommunication Services	15,565	0.4%
Electric Utilities	15,234	0.4%
Electrical Equipment	27,929	0.8%
Electronic Equipment, Instruments & Components	160,738	4.5%
Energy Equipment & Services	80,046	2.3%
Entertainment	16,646	0.5%
Financial Services	64,411	1.8%
Food Products	113,306	3.2%
Gas Utilities	14,849	0.4%
Ground Transportation	10,599	0.3%
Health Care Equipment & Supplies	94,843	2.7%
Health Care Providers & Services	124,065	3.5%
Health Care REITs	22,725	0.6%
Health Care Technology	37,289	1.1%
Hotel & Resort REITs	9,094	0.3%
Hotels, Restaurants & Leisure	64,359	1.8%
Household Durables	41,568	1.2%
Household Products	22,230	0.6%
Industrial REITs	15,659	0.4%
Insurance	62,371	1.8%
Interactive Media & Services	32,242	0.9%
IT Services	9,019	0.3%
Leisure Products	9,749	0.3%
Life Sciences Tools & Services	4,142	0.1%
Machinery	231,526	6.6%
Marine Transportation	23,939	0.7%
Media	4,960	0.1%
Metals & Mining	56,001	1.6%
Mortgage REITs	11,980	0.3%
Multi-Utilities	5,709	0.2%
Oil, Gas & Consumable Fuels	139,776	4.0%
Paper & Forest Products	8,167	0.2%
Passenger Airlines	4,088	0.1%
Personal Care Products	69,453	2.0%
Pharmaceuticals	94,749	2.7%
Professional Services	57,190	1.6%
Real Estate Management & Development	24,667	0.7%
Residential REITs	7,210	0.2%
Retail REITs	39,509	1.1%
Semiconductors & Semiconductor Equipment	179,938	5.1%
Software	163,017	4.6%
Specialized REITs	13,899	0.4%
Specialty Retail	55,513	1.6%
Technology Hardware, Storage & Peripherals	6,620	0.2%
Textiles, Apparel & Luxury Goods	6,836	0.2%
Tobacco	4,667	0.1%
Trading Companies & Distributors	75,082	2.1%
Water Utilities	48,762	1.4%
Wireless Telecommunication Services	3,286	0.1%
Other **	13,644	0.4%
Total	$3,533,821	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (67.7%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	20	$150
1st Source Corp. (Banks)	13	593
23andMe Holding Co.* - Class A (Health Care Providers & Services)	207	175
2seventy bio, Inc.* (Biotechnology)	39	95
2U, Inc.* (Diversified Consumer Services)	62	131
374Water, Inc.* (Machinery)	47	81
3D Systems Corp.* (Machinery)	100	373
4D Molecular Therapeutics, Inc.* (Biotechnology)	31	333
5E Advanced Materials, Inc.* (Metals & Mining)	31	70
89bio, Inc.* (Biotechnology)	48	355
8x8, Inc.* (Software)	91	217
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	17	101
A10 Networks, Inc. (Software)	55	598
Aadi Bioscience, Inc.* (Biotechnology)	13	57
AAON, Inc. (Building Products)	53	2,887
AAR Corp.* (Aerospace & Defense)	27	1,603
Abercrombie & Fitch Co.* (Specialty Retail)	38	2,311
ABM Industries, Inc. (Commercial Services & Supplies)	52	2,046
Acacia Research Corp.* (Financial Services)	30	108
Academy Sports & Outdoors, Inc. (Specialty Retail)	59	2,645
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	95	2,144
Acadia Realty Trust (Retail REITs)	73	1,045
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	42	414
ACCO Brands Corp. (Commercial Services & Supplies)	72	364
Accolade, Inc.* (Health Care Providers & Services)	53	345
Accuray, Inc.* (Health Care Equipment & Supplies)	73	193
ACELYRIN, Inc.* (Biotechnology)	26	265
ACI Worldwide, Inc.* (Software)	85	1,731
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	54	269
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	38	517
ACNB Corp. (Banks)	7	241
Acrivon Therapeutics, Inc.* (Biotechnology)	7	37
Actinium Pharmaceuticals, Inc.* (Biotechnology)	21	117
Acushnet Holdings Corp. (Leisure Products)	24	1,223
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	100	1,333
AdaptHealth Corp.* (Health Care Providers & Services)	75	550
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	89	395
Addus HomeCare Corp.* (Health Care Providers & Services)	12	947
Adeia, Inc. (Software)	84	708
Adicet Bio, Inc.* (Biotechnology)	24	32
Adient PLC* (Automobile Components)	75	2,527
ADMA Biologics, Inc.* (Biotechnology)	165	558
Adtalem Global Education, Inc.* (Diversified Consumer Services)	34	1,761
ADTRAN Holdings, Inc. (Communications Equipment)	61	401
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	29	2,531
AdvanSix, Inc. (Chemicals)	21	579
Advantage Solutions, Inc.* (Media)	68	156
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	20	471
Aerovate Therapeutics, Inc.* (Biotechnology)	9	95
AeroVironment, Inc.* (Aerospace & Defense)	20	2,293
AerSale Corp.* (Aerospace & Defense)	20	306
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	62	31
AFC Gamma, Inc. (Mortgage REITs)	13	138
Agenus, Inc.* (Biotechnology)	274	219
Agiliti, Inc.* (Health Care Providers & Services)	23	129
Agilysys, Inc.* (Software)	16	1,373
Agios Pharmaceuticals, Inc.* (Biotechnology)	43	903
Air Transport Services Group, Inc.* (Air Freight & Logistics)	44	861
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	10	60
Akero Therapeutics, Inc.* (Biotechnology)	40	477
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	54	27
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	17	60
Alamo Group, Inc. (Machinery)	8	1,282
Alarm.com Holdings, Inc.* (Software)	38	1,943
Albany International Corp. (Machinery)	25	2,040
Aldeyra Therapeutics, Inc.* (Biotechnology)	36	62
Alector, Inc.* (Biotechnology)	50	260
Alerus Financial Corp. (Financial Services)	14	242
Alexander & Baldwin, Inc. (Diversified REITs)	57	901
Alexander's, Inc. (Retail REITs)	2	376
Alico, Inc. (Food Products)	6	147
Alight, Inc.* - Class A (Professional Services)	312	2,072
Alignment Healthcare, Inc.* (Health Care Providers & Services)	67	461
Alkami Technology, Inc.* (Software)	31	556
Alkermes PLC* (Biotechnology)	130	3,144
Allakos, Inc.* (Biotechnology)	52	99
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	74	64
Allegiant Travel Co. (Passenger Airlines)	12	799
ALLETE, Inc. (Electric Utilities)	45	2,409
Allied Motion Technologies, Inc. (Electronic Equipment, Instruments & Components)	10	276
Allogene Therapeutics, Inc.* (Biotechnology)	64	180
Allovir, Inc.* (Biotechnology)	40	60
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	18	427
Alpha Metallurgical Resources, Inc. (Metals & Mining)	10	2,200
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	63	578
Alpine Immune Sciences, Inc.* (Biotechnology)	25	256
Alpine Income Property Trust, Inc. (Diversified REITs)	10	154
Alta Equipment Group, Inc. (Trading Companies & Distributors)	18	165
Altair Engineering, Inc.* - Class A (Software)	42	2,609
AlTi Global, Inc.* (Capital Markets)	16	100
Altimmune, Inc.* (Biotechnology)	39	94

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	50	$266
ALX Oncology Holdings, Inc.* (Biotechnology)	17	122
Amalgamated Financial Corp. (Banks)	14	255
A-Mark Precious Metals, Inc. (Financial Services)	15	406
Ambac Financial Group, Inc.* (Insurance)	35	425
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	30	1,350
AMC Networks, Inc.* - Class A (Media)	24	283
Amerant Bancorp, Inc. (Banks)	20	365
Ameresco, Inc.* - Class A (Construction & Engineering)	25	654
American Assets Trust, Inc. (Diversified REITs)	38	675
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	89	601
American Eagle Outfitters, Inc. (Specialty Retail)	143	2,498
American Equity Investment Life Holding Co. (Insurance)	61	3,230
American National Bankshares, Inc. (Banks)	8	305
American Realty Investors, Inc.* (Real Estate Management & Development)	1	13
American Software, Inc. - Class A (Software)	25	274
American States Water Co. (Water Utilities)	29	2,264
American Vanguard Corp. (Chemicals)	21	197
American Well Corp.* - Class A (Health Care Technology)	192	225
American Woodmark Corp.* (Building Products)	13	874
America's Car-Mart, Inc.* (Specialty Retail)	5	335
Ameris Bancorp (Banks)	52	1,940
AMERISAFE, Inc. (Insurance)	15	765
Ames National Corp. (Banks)	7	118
Amicus Therapeutics, Inc.* (Biotechnology)	220	2,412
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	80	1,669
AMMO, Inc.* (Leisure Products)	71	207
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	31	2,352
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	95	368
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	30	1,358
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	28	195
Amplitude, Inc.* - Class A (Software)	53	528
Amprius Technologies, Inc.* (Electrical Equipment)	4	12
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	40	652
AnaptysBio, Inc.* (Biotechnology)	15	245
Anavex Life Sciences Corp.* (Biotechnology)	56	312
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	9	75
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	30	186
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	11	679
Anika Therapeutics, Inc.* (Biotechnology)	11	215
Annexon, Inc.* (Biotechnology)	36	82
Anterix, Inc.* (Diversified Telecommunication Services)	10	305
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	84	392
Apartment Investment and Management Co.* (Residential REITs)	116	680
API Group Corp.* (Construction & Engineering)	164	4,242
Apogee Enterprises, Inc. (Building Products)	17	730
Apogee Therapeutics, Inc.* (Biotechnology)	15	258
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	111	1,106
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	34	1,061
Appfolio, Inc.* - Class A (Software)	15	2,814
Appian Corp.* - Class A (Software)	32	1,263
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	169	2,650
Applied Digital Corp.*(a) (Software)	54	264
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	30	4,606
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	143	1,802
Arbutus Biopharma Corp.* (Biotechnology)	98	179
ArcBest Corp. (Ground Transportation)	19	2,070
Arcellx, Inc.* (Biotechnology)	30	1,058
Arch Resources, Inc. (Metals & Mining)	14	2,112
Archer Aviation, Inc.*(a) - Class A (Aerospace & Defense)	119	565
Archrock, Inc. (Energy Equipment & Services)	109	1,381
Arcosa, Inc. (Construction & Engineering)	38	2,625
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	18	344
Arcus Biosciences, Inc.* (Biotechnology)	41	644
Arcutis Biotherapeutics, Inc.* (Biotechnology)	40	90
Ardelyx, Inc.* (Biotechnology)	167	660
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	32	425
Ares Commercial Real Estate Corp. (Mortgage REITs)	41	376
Argan, Inc. (Construction & Engineering)	10	457
Argo Group International Holdings, Ltd. (Insurance)	25	746
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	23	192
Arko Corp. (Specialty Retail)	65	491
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	68	577
Armada Hoffler Properties, Inc. (Diversified REITs)	53	528
ARMOUR Residential REIT, Inc. (Mortgage REITs)	36	522
Array Technologies, Inc.* (Electrical Equipment)	119	2,062
Arrow Financial Corp. (Banks)	11	234
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	79	1,943
ARS Pharmaceuticals, Inc.* (Biotechnology)	19	68
Artesian Resources Corp. - Class A (Water Utilities)	7	275
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	48	1,584
Artivion, Inc.* (Health Care Equipment & Supplies)	31	395
Arvinas, Inc.* (Pharmaceuticals)	38	613
Asana, Inc.* - Class A (Software)	62	1,145
Asbury Automotive Group, Inc.* (Specialty Retail)	16	3,061
ASGN, Inc.* (Professional Services)	38	3,171

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Aspen Aerogels, Inc.* (Chemicals)	40	$309
Assertio Holdings, Inc.* (Pharmaceuticals)	69	148
AssetMark Financial Holdings, Inc.* (Capital Markets)	17	406
Associated Banc-Corp. (Banks)	119	1,929
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	63	209
Astec Industries, Inc. (Machinery)	18	721
Astria Therapeutics, Inc.* (Biotechnology)	20	100
Astronics Corp.* (Aerospace & Defense)	20	307
Asure Software, Inc.* (Professional Services)	15	127
Atara Biotherapeutics, Inc.* (Biotechnology)	76	98
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	60	195
ATI, Inc.* (Metals & Mining)	101	3,814
Atkore, Inc.* (Electrical Equipment)	30	3,727
Atlanta Braves Holdings, Inc.* (Entertainment)	36	1,252
Atlanta Braves Holdings, Inc.* (Entertainment)	8	303
Atlantic Union Bankshares Corp. (Banks)	59	1,700
Atlanticus Holdings Corp.* (Consumer Finance)	4	117
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	13	237
Atmus Filtration Technologies, Inc.* (Automobile Components)	13	244
ATN International, Inc. (Diversified Telecommunication Services)	9	279
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	17	109
AtriCure, Inc.* (Health Care Equipment & Supplies)	36	1,247
Atrion Corp. (Health Care Equipment & Supplies)	1	342
Aura Biosciences, Inc.* (Biotechnology)	22	180
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	106	778
Aurora Innovation, Inc.* (Software)	261	457
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	36	661
Avantax, Inc.* (Capital Markets)	30	774
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	39	54
AvePoint, Inc.* (Software)	120	899
Aviat Networks, Inc.* (Communications Equipment)	9	240
Avid Bioservices, Inc.* (Biotechnology)	49	301
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	27	730
Avidity Biosciences, Inc.* (Biotechnology)	55	283
AvidXchange Holdings, Inc.* (Financial Services)	117	1,011
Avient Corp. (Chemicals)	71	2,245
Avista Corp. (Multi-Utilities)	59	1,870
Avita Medical, Inc.* (Biotechnology)	20	186
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	26	3,315
Axogen, Inc.* (Health Care Equipment & Supplies)	32	120
Axonics, Inc.* (Health Care Equipment & Supplies)	38	1,946
Axos Financial, Inc.* (Banks)	45	1,621
Axsome Therapeutics, Inc.* (Pharmaceuticals)	28	1,744
AZZ, Inc. (Building Products)	19	898
B Riley Financial, Inc.(a) (Capital Markets)	15	543
B&G Foods, Inc. (Food Products)	56	452
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	46	121
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	23	3,187
Bakkt Holdings, Inc.* (Capital Markets)	55	56
Balchem Corp. (Chemicals)	25	2,906
Bally's Corp.* (Hotels, Restaurants & Leisure)	23	210
Banc of California, Inc. (Banks)	42	471
BancFirst Corp. (Banks)	17	1,379
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	22	497
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	18	191
Bank First Corp. (Banks)	7	553
Bank of Hawaii Corp.(a) (Banks)	31	1,531
Bank of Marin Bancorp (Banks)	12	202
Bank7 Corp. (Banks)	3	63
BankUnited, Inc. (Banks)	58	1,265
Bankwell Financial Group, Inc. (Banks)	5	122
Banner Corp. (Banks)	27	1,140
Bar Harbor Bankshares (Banks)	12	300
BARK, Inc.* (Specialty Retail)	104	111
Barnes Group, Inc. (Machinery)	38	790
Barrett Business Services, Inc. (Professional Services)	5	457
BayCom Corp. (Banks)	9	178
BCB Bancorp, Inc. (Banks)	12	123
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	42	2,989
Beam Therapeutics, Inc.* (Biotechnology)	55	1,163
Beazer Homes USA, Inc.* (Household Durables)	23	556
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	8	433
Belden, Inc. (Electronic Equipment, Instruments & Components)	33	2,340
BellRing Brands, Inc.* (Personal Care Products)	105	4,592
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	28	678
Benson Hill, Inc.* (Food Products)	136	21
Berkshire Hills Bancorp, Inc. (Banks)	35	686
Berry Corp. (Oil, Gas & Consumable Fuels)	60	501
Beyond Air, Inc.* (Health Care Equipment & Supplies)	21	49
Beyond Meat, Inc.*(a) (Food Products)	46	275
BGC Group, Inc. - Class A (Capital Markets)	246	1,444
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	17	120
Big Lots, Inc. (Broadline Retail)	22	100
BigBear.ai Holdings, Inc.* (IT Services)	23	29
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	53	471
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	148
BioAtla, Inc.* (Biotechnology)	35	51
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	148	813
Biohaven, Ltd.* (Biotechnology)	46	1,219
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	27	273
Biomea Fusion, Inc.* (Biotechnology)	16	164
Biote Corp.* - Class A (Pharmaceuticals)	11	59

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
BioVie, Inc.* (Biotechnology)	3		$13
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	16		64
Bit Digital, Inc.* (Software)	57		120
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	18		463
Black Hills Corp. (Multi-Utilities)	52		2,514
Blackbaud, Inc.* (Software)	34		2,224
BlackLine, Inc.* (Software)	44		2,160
BlackSky Technology, Inc.* (Professional Services)	94		112
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	135		2,692
Blade Air Mobility, Inc.* (Passenger Airlines)	47		100
Blink Charging Co.* (Electrical Equipment)	43		102
Bloom Energy Corp.* - Class A (Electrical Equipment)	151		1,570
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	69		1,610
Blue Bird Corp.* (Machinery)	14		255
Blue Foundry Bancorp* (Banks)	18		136
Blue Ridge Bankshares, Inc. (Banks)	14		44
Bluebird Bio, Inc.* (Biotechnology)	84		248
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	8		268
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	7		498
Blueprint Medicines Corp.* (Biotechnology)	48		2,824
Bluerock Homes Trust, Inc.* (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	31		2,906
Boot Barn Holdings, Inc.* (Specialty Retail)	23		1,599
Borr Drilling, Ltd.* (Energy Equipment & Services)	172		1,054
Boston Omaha Corp.* - Class A (Media)	18		256
Bowlero Corp.*(a) (Hotels, Restaurants & Leisure)	24		242
Bowman Consulting Group, Ltd.* (Construction & Engineering)	8		213
Box, Inc.* - Class A (Software)	110		2,735
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	51		134
Brandywine Realty Trust (Office REITs)	133		497
Braze, Inc.* - Class A (Software)	41		1,746
BRC, Inc.* - Class A (Food Products)	29		84
Bread Financial Holdings, Inc. (Consumer Finance)	40		1,081
Bridgebio Pharma, Inc.* (Biotechnology)	90		2,344
Bridgewater Bancshares, Inc.* (Banks)	16		154
Bright Green Corp.* (Pharmaceuticals)	47		17
Brightcove, Inc.* (IT Services)	34		105
Brightsphere Investment Group, Inc. (Capital Markets)	26		407
BrightSpire Capital, Inc. (Mortgage REITs)	101		572
BrightView Holdings, Inc.* (Commercial Services & Supplies)	32		216
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	34		1,153
Bristow Group, Inc.* (Energy Equipment & Services)	19		497
Broadstone Net Lease, Inc. (Diversified REITs)	147		2,080
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	146		571
Brookfield Business Corp. - Class A (Industrial Conglomerates)	20		284
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	94		2,421
Brookline Bancorp, Inc. (Banks)	68		554
BRP Group, Inc.* - Class A (Insurance)	47		984
BRT Apartments Corp. (Residential REITs)	9		146
Build-A-Bear Workshop, Inc. (Specialty Retail)	10		248
Bumble, Inc.* - Class A (Interactive Media & Services)	79		1,062
Burke & Herbert Financial Services Corp. (Banks)	5		224
Business First Bancshares, Inc. (Banks)	19		371
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	109		92
Byline Bancorp, Inc. (Banks)	19		360
C&F Financial Corp. (Banks)	3		158
C3.ai, Inc.*(a) - Class A (Software)	47		1,147
Cabaletta Bio, Inc.* (Biotechnology)	27		385
Cabot Corp. (Chemicals)	43		2,859
Cactus, Inc. - Class A (Energy Equipment & Services)	51		2,394
Cadence Bank (Banks)	143		3,030
Cadiz, Inc.* (Water Utilities)	32		97
Cadre Holdings, Inc. (Aerospace & Defense)	15		421
Calavo Growers, Inc. (Food Products)	14		355
Caledonia Mining Corp. PLC (Metals & Mining)	13		144
Caleres, Inc. (Specialty Retail)	27		691
California Resources Corp. (Oil, Gas & Consumable Fuels)	56		2,945
California Water Service Group (Water Utilities)	45		2,191
Calix, Inc.* (Communications Equipment)	46		1,524
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	48		1,793
Cal-Maine Foods, Inc. (Food Products)	30		1,359
Cambium Networks Corp.* (Communications Equipment)	10		50
Cambridge Bancorp (Banks)	6		322
Camden National Corp. (Banks)	11		321
Camping World Holdings, Inc. - Class A (Specialty Retail)	33		553
Cannae Holdings, Inc.* (Financial Services)	56		916
Cano Health, Inc.* (Health Care Providers & Services)	198		26
Cantaloupe, Inc.* (Financial Services)	45		296
Capital Bancorp, Inc. (Banks)	8		164
Capital City Bank Group, Inc. (Banks)	10		286
Capitol Federal Financial, Inc. (Banks)	100		520
Capstar Financial Holdings, Inc. (Banks)	15		228
Cara Therapeutics, Inc.* (Pharmaceuticals)	37		48
Cardlytics, Inc.* (Media)	26		322
CareDx, Inc.* (Biotechnology)	41		222
CareMax, Inc.* (Health Care Providers & Services)	59		118
CareTrust REIT, Inc. (Health Care REITs)	78		1,679
Cargurus, Inc.* (Interactive Media & Services)	77		1,327
Caribou Biosciences, Inc.* (Biotechnology)	58		211
Carisma Therapeutics, Inc. (Biotechnology)	21		63
CarParts.com, Inc.* (Specialty Retail)	42		119
Carpenter Technology Corp. (Metals & Mining)	38		2,383
Carriage Services, Inc. (Diversified Consumer Services)	11		238
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	29		167

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Cars.com, Inc.* (Interactive Media & Services)	52	$792
Carter Bankshares, Inc.* (Banks)	18	203
Carvana Co.* (Specialty Retail)	75	2,025
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	44	3,319
Cass Information Systems, Inc. (Financial Services)	11	416
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	31	625
Castle Biosciences, Inc.* (Health Care Providers & Services)	19	297
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	79	980
Cathay General Bancorp (Banks)	54	1,831
Cavco Industries, Inc.* (Household Durables)	7	1,747
CBIZ, Inc.* (Professional Services)	38	1,974
CBL & Associates Properties, Inc. (Retail REITs)	21	435
CECO Environmental Corp.* (Commercial Services & Supplies)	23	372
Celcuity, Inc.* (Biotechnology)	14	149
Celldex Therapeutics, Inc.* (Biotechnology)	36	847
Centerspace (Residential REITs)	12	583
Central Garden & Pet Co.* (Household Products)	8	349
Central Garden & Pet Co.* - Class A (Household Products)	31	1,230
Central Pacific Financial Corp. (Banks)	21	331
Central Valley Community Bancorp (Banks)	8	126
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	10	531
Century Aluminum Co.* (Metals & Mining)	41	271
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	22	96
Century Communities, Inc. (Household Durables)	22	1,353
Century Therapeutics, Inc.* (Biotechnology)	18	28
Cerence, Inc.* (Software)	32	490
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	48	1,135
Cerus Corp.* (Health Care Equipment & Supplies)	139	195
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	18	309
ChampionX Corp. (Energy Equipment & Services)	156	4,805
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	105	30
Chart Industries, Inc.* (Machinery)	34	3,951
Chase Corp. (Chemicals)	6	762
Chatham Lodging Trust (Hotel & Resort REITs)	38	352
Chegg, Inc.* (Diversified Consumer Services)	93	700
Chemung Financial Corp. (Banks)	3	124
Chesapeake Utilities Corp. (Gas Utilities)	14	1,241
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	13	183
Chico's FAS, Inc.* (Specialty Retail)	94	703
Chimera Investment Corp. (Mortgage REITs)	182	874
ChoiceOne Financial Services, Inc. (Banks)	5	94
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	33	5,456
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	14	471
Cimpress PLC* (Commercial Services & Supplies)	14	835
Cinemark Holdings, Inc.* (Entertainment)	86	1,419
Cipher Mining, Inc.*(a) (Software)	33	110
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	96	72
Citizens & Northern Corp. (Banks)	12	217
Citizens Financial Services, Inc. (Banks)	3	148
City Holding Co. (Banks)	12	1,089
City Office REIT, Inc. (Diversified REITs)	31	118
Civista Bancshares, Inc. (Banks)	12	175
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	54	4,073
Claros Mortgage Trust, Inc. (Mortgage REITs)	71	741
Clarus Corp. (Leisure Products)	23	133
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	133	464
Cleanspark, Inc.* (Software)	87	357
Clear Channel Outdoor Holdings, Inc.* (Media)	294	323
Clear Secure, Inc. - Class A (Software)	65	1,093
Clearfield, Inc.* (Communications Equipment)	10	240
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	18	99
Clearwater Paper Corp.* (Paper & Forest Products)	13	440
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	3	133
Clipper Realty, Inc. (Residential REITs)	9	43
CNB Financial Corp. (Banks)	16	291
CNO Financial Group, Inc. (Insurance)	89	2,063
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	125	2,715
Coastal Financial Corp.* (Banks)	8	297
Coca-Cola Consolidated, Inc. (Beverages)	4	2,546
Codexis, Inc.* (Life Sciences Tools & Services)	52	86
Codorus Valley Bancorp, Inc. (Banks)	7	137
Coeur Mining, Inc.* (Metals & Mining)	259	650
Cogent Biosciences, Inc.* (Biotechnology)	64	522
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	34	2,209
Cohen & Steers, Inc. (Capital Markets)	20	1,045
Coherus Biosciences, Inc.* (Biotechnology)	78	261
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	37	1,115
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	27	588
Colony Bankcorp, Inc. (Banks)	13	129
Columbia Financial, Inc.* (Banks)	23	370
Columbus McKinnon Corp. (Machinery)	22	673
Comfort Systems USA, Inc. (Construction & Engineering)	28	5,091
Commercial Metals Co. (Metals & Mining)	92	3,890
Commercial Vehicle Group, Inc.* (Machinery)	25	174
CommScope Holding Co., Inc.* (Communications Equipment)	162	240
Community Bank System, Inc. (Banks)	42	1,678
Community Health Systems, Inc. (Health Care Providers & Services)	98	210
Community Healthcare Trust, Inc. (Health Care REITs)	20	573

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Community Trust Bancorp, Inc. (Banks)	12	$451
CommVault Systems, Inc.* (Software)	35	2,287
Compass Diversified Holdings (Financial Services)	49	842
Compass Minerals International, Inc. (Metals & Mining)	27	665
Compass Therapeutics, Inc.* (Biotechnology)	71	128
Compass, Inc.* - Class A (Real Estate Management & Development)	234	463
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	13	78
Computer Programs and Systems, Inc.* (Health Care Technology)	11	155
CompX International, Inc. (Commercial Services & Supplies)	1	19
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	72	907
Comtech Telecommunications Corp. (Communications Equipment)	21	256
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	20	141
Conduent, Inc.* (Professional Services)	135	431
CONMED Corp. (Health Care Equipment & Supplies)	24	2,339
ConnectOne Bancorp, Inc. (Banks)	29	472
Consensus Cloud Solutions, Inc.* (Software)	15	324
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	26	2,389
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	59	246
Consolidated Water Co., Ltd. (Water Utilities)	12	354
Constellium SE* (Metals & Mining)	99	1,564
Construction Partners, Inc.* - Class A (Construction & Engineering)	31	1,192
Consumer Portfolio Services, Inc.* (Consumer Finance)	7	65
Contango ORE, Inc.* (Metals & Mining)	3	51
ContextLogic, Inc.* - Class A (Broadline Retail)	18	71
Cooper-Standard Holdings, Inc.* (Automobile Components)	13	161
Corcept Therapeutics, Inc.* (Pharmaceuticals)	63	1,769
Core Laboratories, Inc. (Energy Equipment & Services)	37	793
Core Molding Technologies, Inc.* (Chemicals)	6	153
CoreCard Corp.* (Software)	6	128
CoreCivic, Inc.* (Commercial Services & Supplies)	89	1,130
CorMedix, Inc.* (Pharmaceuticals)	41	143
Corporate Office Properties Trust (Office REITs)	88	2,006
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	29	371
CorVel Corp.* (Health Care Providers & Services)	7	1,358
Costamare, Inc. (Marine Transportation)	38	343
Couchbase, Inc.* (Software)	27	420
Coursera, Inc.* (Diversified Consumer Services)	102	1,769
Covenant Logistics Group, Inc. (Ground Transportation)	7	276
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	3	50
CRA International, Inc. (Professional Services)	5	486
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	17	1,128
Crawford & Co. - Class A (Insurance)	11	101
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	76	1,081
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	30	365
Cricut, Inc. - Class A (Household Durables)	37	316
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	51	1,494
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	27	625
CrossFirst Bankshares, Inc.* (Banks)	35	370
CryoPort, Inc.* (Life Sciences Tools & Services)	32	310
CS Disco, Inc.* (Software)	18	101
CSG Systems International, Inc. (Professional Services)	25	1,172
CSW Industrials, Inc. (Building Products)	12	2,127
CTO Realty Growth, Inc. (Diversified REITs)	17	275
CTS Corp. (Electronic Equipment, Instruments & Components)	25	935
Cue Biopharma, Inc.* (Biotechnology)	27	57
Cullinan Oncology, Inc.* (Biotechnology)	19	177
Cushman & Wakefield PLC* (Real Estate Management & Development)	130	958
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	44	254
Customers Bancorp, Inc.* (Banks)	22	885
Cutera, Inc.* (Health Care Equipment & Supplies)	14	44
CVB Financial Corp. (Banks)	104	1,624
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	23	753
CVRx, Inc.* (Health Care Equipment & Supplies)	9	120
CXApp, Inc.* (IT Services)	2	2
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	77	1,261
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	95	400
Cytokinetics, Inc.* (Biotechnology)	73	2,544
Daily Journal Corp.* (Media)	1	291
Dakota Gold Corp.* (Metals & Mining)	42	121
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	30	289
Dana, Inc. (Automobile Components)	102	1,171
Danimer Scientific, Inc.* (Chemicals)	69	99
Daseke, Inc.* (Ground Transportation)	32	142
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	28	978
Day One Biopharmaceuticals, Inc.* (Biotechnology)	49	580
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	41	492
Definitive Healthcare Corp.* (Health Care Technology)	35	202
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	51	1,344
Deluxe Corp. (Commercial Services & Supplies)	34	580
Denali Therapeutics, Inc.* (Biotechnology)	93	1,751
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	40	3,556

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Denny's Corp.* (Hotels, Restaurants & Leisure)	43	$371
Design Therapeutics, Inc.* (Biotechnology)	26	53
Designer Brands, Inc. - Class A (Specialty Retail)	39	394
Desktop Metal, Inc.*(a) - Class A (Machinery)	220	191
Destination XL Group, Inc.* (Specialty Retail)	46	191
DHI Group, Inc.* (Interactive Media & Services)	34	93
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	107	1,190
Diamond Hill Investment Group, Inc. (Capital Markets)	2	314
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	80	993
DiamondRock Hospitality Co. (Hotel & Resort REITs)	165	1,275
Digi International, Inc.* (Communications Equipment)	28	705
Digimarc Corp.* (Software)	11	285
Digital Turbine, Inc.* (Software)	75	356
DigitalBridge Group, Inc. (Real Estate Management & Development)	127	2,013
DigitalOcean Holdings, Inc.* (IT Services)	50	1,023
Dillard's, Inc. - Class A (Broadline Retail)	3	932
Dime Community Bancshares, Inc. (Banks)	27	497
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	12	591
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	35	2,278
Disc Medicine, Inc.* (Biotechnology)	7	321
Distribution Solutions Group, Inc.* (Building Products)	7	211
Diversified Healthcare Trust (Health Care REITs)	187	387
DMC Global, Inc.* (Energy Equipment & Services)	15	284
DocGo, Inc.* (Health Care Providers & Services)	61	362
Dole PLC (Food Products)	56	640
Domo, Inc.* - Class B (Software)	25	204
Donegal Group, Inc. - Class A (Insurance)	12	169
Donnelley Financial Solutions, Inc.* (Capital Markets)	19	1,034
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	25	799
Dorman Products, Inc. (Automobile Components)	21	1,306
Douglas Dynamics, Inc. (Machinery)	18	437
Douglas Elliman, Inc. (Real Estate Management & Development)	63	112
Douglas Emmett, Inc. (Office REITs)	129	1,446
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	22	18
Dream Finders Homes, Inc.* - Class A (Household Durables)	19	374
Dril-Quip, Inc.* (Energy Equipment & Services)	27	585
Ducommun, Inc.* (Aerospace & Defense)	10	478
Duluth Holdings, Inc.* - Class B (Specialty Retail)	11	55
Duolingo, Inc.* (Diversified Consumer Services)	22	3,214
DXP Enterprises, Inc.* (Trading Companies & Distributors)	11	359
Dycom Industries, Inc.* (Construction & Engineering)	22	1,874
Dynavax Technologies Corp.* (Biotechnology)	101	1,435
Dyne Therapeutics, Inc.* (Biotechnology)	33	233
Dynex Capital, Inc. (Mortgage REITs)	42	422
DZS, Inc.* (Communications Equipment)	17	22
E2open Parent Holdings, Inc.* (Software)	133	384
Eagle Bancorp, Inc. (Banks)	23	448
Eagle Bulk Shipping, Inc. (Marine Transportation)	7	286
Eagle Pharmaceuticals, Inc.* (Biotechnology)	8	110
Easterly Government Properties, Inc. (Office REITs)	74	796
Eastern Bankshares, Inc. (Banks)	121	1,332
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	45	167
Ebix, Inc. (Software)	21	128
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	27	374
Ecovyst, Inc.* (Chemicals)	75	690
Edgewell Personal Care Co. (Personal Care Products)	40	1,396
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	34	218
Editas Medicine, Inc.* (Biotechnology)	64	428
eGain Corp.* (Software)	17	102
eHealth, Inc.* (Insurance)	22	189
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	22	184
elf Beauty, Inc.* (Personal Care Products)	42	3,890
Ellington Financial, Inc. (Mortgage REITs)	51	614
Elme Communities (Residential REITs)	69	880
Embecta Corp. (Health Care Equipment & Supplies)	45	680
Emerald Holding, Inc.* (Media)	12	60
Emergent BioSolutions, Inc.* (Biotechnology)	40	84
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	10	84
Empire State Realty Trust, Inc. (Diversified REITs)	103	833
Employers Holdings, Inc. (Insurance)	21	798
Enact Holdings, Inc. (Financial Services)	24	661
Enanta Pharmaceuticals, Inc.* (Biotechnology)	16	144
Encore Capital Group, Inc.* (Consumer Finance)	18	678
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	111	366
Encore Wire Corp. (Electrical Equipment)	13	2,325
Energizer Holdings, Inc. (Household Products)	56	1,768
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	123	985
Energy Recovery, Inc.* (Machinery)	44	669
Energy Vault Holdings, Inc.* (Electrical Equipment)	77	155
Enerpac Tool Group Corp. (Machinery)	44	1,245
EnerSys (Electrical Equipment)	32	2,739
Eneti, Inc. (Marine Transportation)	19	193
Enfusion, Inc.* - Class A (Software)	30	249
EngageSmart, Inc.* (Software)	38	861
Enhabit, Inc.* (Health Care Providers & Services)	39	287
Enliven Therapeutics, Inc.* (Pharmaceuticals)	18	223
Ennis, Inc. (Commercial Services & Supplies)	20	427

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Enova International, Inc.* (Consumer Finance)	24	$957
Enovix Corp.*(a) (Electrical Equipment)	107	953
EnPro Industries, Inc. (Machinery)	16	1,777
Enstar Group, Ltd.* (Insurance)	9	2,133
Enterprise Bancorp, Inc. (Banks)	8	210
Enterprise Financial Services Corp. (Banks)	28	974
Entrada Therapeutics, Inc.* (Biotechnology)	17	272
Entravision Communications Corp. - Class A (Media)	47	168
Envela Corp.* (Specialty Retail)	6	24
Envestnet, Inc.* (Software)	39	1,443
Enviri Corp.* (Commercial Services & Supplies)	62	356
Enviva, Inc. (Oil, Gas & Consumable Fuels)	25	91
Eos Energy Enterprises, Inc.* (Electrical Equipment)	84	148
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	21	1,313
EQRx, Inc.* (Biotechnology)	250	545
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	342	3,034
Equity Bancshares, Inc. - Class A (Banks)	11	266
Equity Commonwealth (Office REITs)	82	1,553
Erasca, Inc.* (Biotechnology)	63	146
Escalade, Inc. (Leisure Products)	8	136
ESCO Technologies, Inc. (Machinery)	20	1,944
Esquire Financial Holdings, Inc. (Banks)	5	229
ESS Tech, Inc.* (Electrical Equipment)	71	85
ESSA Bancorp, Inc. (Banks)	7	117
Essent Group, Ltd. (Financial Services)	83	3,920
Essential Properties Realty Trust, Inc. (Diversified REITs)	122	2,678
Ethan Allen Interiors, Inc. (Household Durables)	18	473
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	27	399
Evans Bancorp, Inc. (Banks)	4	99
Eve Holding, Inc.* (Aerospace & Defense)	14	105
Eventbrite, Inc.* - Class A (Interactive Media & Services)	61	505
Everbridge, Inc.* (Software)	32	660
EverCommerce, Inc.* (Software)	18	172
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	66	712
EverQuote, Inc.* - Class A (Interactive Media & Services)	17	146
EVERTEC, Inc. (Financial Services)	51	1,621
EVgo, Inc.* (Specialty Retail)	80	165
EVI Industries, Inc. (Trading Companies & Distributors)	4	103
Evolent Health, Inc.* - Class A (Health Care Technology)	86	2,100
Evolus, Inc.* (Pharmaceuticals)	32	243
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	24	154
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	88	374
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	14	199
ExlService Holdings, Inc.* (Professional Services)	127	3,315
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	56	743
Expensify, Inc.* - Class A (Software)	43	115
Exponent, Inc. (Professional Services)	40	2,932
Expro Group Holdings N.V.* (Energy Equipment & Services)	69	1,087
Extreme Networks, Inc.* (Communications Equipment)	99	2,040
Eyenovia, Inc.* (Pharmaceuticals)	24	31
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	21	126
F&G Annuities & Life, Inc. (Insurance)	15	460
Fabrinet* (Electronic Equipment, Instruments & Components)	29	4,495
Farmers & Merchants Bancorp, Inc. (Banks)	10	174
Farmers National Banc Corp. (Banks)	29	327
Farmland Partners, Inc. (Specialized REITs)	38	396
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	15	193
Fastly, Inc.* - Class A (IT Services)	93	1,364
Fate Therapeutics, Inc.* (Biotechnology)	66	119
FB Financial Corp. (Banks)	28	822
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	7	1,040
Federal Signal Corp. (Machinery)	47	2,728
Fennec Pharmaceuticals, Inc.* (Biotechnology)	14	96
FibroGen, Inc.* (Biotechnology)	71	38
Fidelis Insurance Holdings, Ltd.* (Insurance)	12	170
Fidelity D&D Bancorp, Inc. (Banks)	4	179
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	100	551
Finance Of America Cos., Inc.* - Class A (Financial Services)	42	44
Financial Institutions, Inc. (Banks)	12	190
First Advantage Corp. (Professional Services)	43	559
First Bancorp (Banks)	31	900
First Bancorp (Banks)	139	1,856
First Bank/Hamilton NJ (Banks)	16	177
First Busey Corp. (Banks)	41	814
First Business Financial Services, Inc. (Banks)	6	184
First Commonwealth Financial Corp. (Banks)	80	974
First Community Bankshares, Inc. (Banks)	14	457
First Community Corp. (Banks)	6	106
First Financial Bancorp (Banks)	74	1,369
First Financial Bankshares, Inc. (Banks)	102	2,453
First Financial Corp. (Banks)	9	310
First Foundation, Inc. (Banks)	40	182
First Interstate BancSystem, Inc. - Class A (Banks)	65	1,500
First Merchants Corp. (Banks)	46	1,256
First Mid Bancshares, Inc. (Banks)	15	410
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	17	284
First Western Financial, Inc.* (Banks)	6	80
FirstCash Holdings, Inc. (Consumer Finance)	30	3,268
FiscalNote Holdings, Inc.* (Professional Services)	49	65
Fisker, Inc.*(a) (Automobile Components)	154	693
Five Star Bancorp (Banks)	10	195
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	23	702
Fluence Energy, Inc.* (Electrical Equipment)	31	537
Fluor Corp.* (Construction & Engineering)	112	3,727
Flushing Financial Corp. (Banks)	22	271

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Flywire Corp.* (Financial Services)	75	$2,017
Foghorn Therapeutics, Inc.* (Biotechnology)	16	54
Foot Locker, Inc. (Specialty Retail)	64	1,343
Forafric Global PLC* (Food Products)	4	44
Forestar Group, Inc.* (Real Estate Management & Development)	14	333
Forge Global Holdings, Inc.* (Capital Markets)	86	218
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	60	2,033
Forrester Research, Inc.* (Professional Services)	9	209
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	8	174
Forward Air Corp. (Air Freight & Logistics)	20	1,288
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	38	59
Four Corners Property Trust, Inc. (Specialized REITs)	68	1,448
Fox Factory Holding Corp.* (Automobile Components)	33	2,688
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	65	820
Franklin Covey Co.* (Professional Services)	9	355
Franklin Electric Co., Inc. (Machinery)	36	3,122
Fresh Del Monte Produce, Inc. (Food Products)	27	675
Freshworks, Inc.* - Class A (Software)	127	2,278
Frontdoor, Inc.* (Diversified Consumer Services)	64	1,852
Frontier Group Holdings, Inc.* (Passenger Airlines)	30	102
FRP Holdings, Inc.* (Real Estate Management & Development)	5	269
FS Bancorp, Inc. (Banks)	5	144
FTAI Aviation, Ltd. (Trading Companies & Distributors)	78	2,934
FTAI Infrastructure, Inc. (Ground Transportation)	78	239
FTC Solar, Inc.* (Electrical Equipment)	50	54
fuboTV, Inc.* (Interactive Media & Services)	222	537
FuelCell Energy, Inc.* (Electrical Equipment)	321	350
Fulgent Genetics, Inc.* (Health Care Providers & Services)	16	383
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	26	98
Fulton Financial Corp. (Banks)	128	1,663
Funko, Inc.* - Class A (Distributors)	27	208
FutureFuel Corp. (Chemicals)	20	131
FVCBankcorp, Inc.* (Banks)	13	142
Gambling.com Group, Ltd.* (Media)	8	104
Gannett Co., Inc.* (Media)	113	264
GATX Corp. (Trading Companies & Distributors)	28	2,928
GCM Grosvenor, Inc. - Class A (Capital Markets)	32	258
Genco Shipping & Trading, Ltd. (Marine Transportation)	33	435
Gencor Industries, Inc.* (Machinery)	8	114
Genelux Corp.* (Biotechnology)	15	218
Generation Bio Co.* (Biotechnology)	35	33
Genesco, Inc.* (Specialty Retail)	9	247
Genie Energy, Ltd. - Class B (Electric Utilities)	15	298
Gentherm, Inc.* (Automobile Components)	26	1,046
Genworth Financial, Inc.* (Insurance)	374	2,240
German American Bancorp, Inc. (Banks)	22	601
Geron Corp.* (Biotechnology)	390	741
Getty Realty Corp. (Retail REITs)	35	932
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	183	196
Gibraltar Industries, Inc.* (Building Products)	24	1,461
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	32	818
Glacier Bancorp, Inc. (Banks)	87	2,627
Gladstone Commercial Corp. (Diversified REITs)	32	382
Gladstone Land Corp. (Specialized REITs)	26	355
Glatfelter Corp.* (Paper & Forest Products)	35	61
Glaukos Corp.* (Health Care Equipment & Supplies)	37	2,523
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	25	123
Global Industrial Co. (Trading Companies & Distributors)	10	320
Global Medical REIT, Inc. (Health Care REITs)	48	416
Global Net Lease, Inc. (Diversified REITs)	153	1,215
Global Water Resources, Inc. (Water Utilities)	9	95
Globalstar, Inc.* (Diversified Telecommunication Services)	541	763
GMS, Inc.* (Trading Companies & Distributors)	32	1,871
Gogo, Inc.* (Wireless Telecommunication Services)	52	546
GoHealth, Inc.* - Class A (Insurance)	3	42
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	79	1,772
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	16	502
Golden Ocean Group, Ltd. (Marine Transportation)	96	696
Goosehead Insurance, Inc.* - Class A (Insurance)	17	1,103
GoPro, Inc.* - Class A (Household Durables)	101	254
GrafTech International, Ltd. (Electrical Equipment)	152	524
Graham Holdings Co. - Class B (Diversified Consumer Services)	3	1,736
Granite Construction, Inc. (Construction & Engineering)	35	1,417
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	40	168
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	20	123
Graphite Bio, Inc.* (Biotechnology)	22	55
Gray Television, Inc. (Media)	65	424
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	51	388
Great Southern Bancorp, Inc. (Banks)	7	348
Green Brick Partners, Inc.* (Household Durables)	20	774
Green Dot Corp.* - Class A (Consumer Finance)	36	402
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	46	1,351
Greene County Bancorp, Inc. (Banks)	5	119
Greenlight Capital Re, Ltd.* - Class A (Insurance)	20	223
Greif, Inc. - Class A (Containers & Packaging)	19	1,207
Greif, Inc. - Class B (Containers & Packaging)	4	256
Grid Dynamics Holdings, Inc.* (IT Services)	43	436

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Griffon Corp. (Building Products)	34	$1,358
Grindr, Inc.* (Interactive Media & Services)	32	190
Gritstone bio, Inc.* (Biotechnology)	69	131
Group 1 Automotive, Inc. (Specialty Retail)	11	2,775
GrowGeneration Corp.* (Specialty Retail)	46	94
Guaranty Bancshares, Inc. (Banks)	7	200
Guardant Health, Inc.* (Health Care Providers & Services)	88	2,277
Guess?, Inc. (Specialty Retail)	23	495
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	9	1,112
H&E Equipment Services, Inc. (Trading Companies & Distributors)	25	1,018
H.B. Fuller Co. (Chemicals)	42	2,778
Haemonetics Corp.* (Health Care Equipment & Supplies)	39	3,325
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	18	252
Halozyme Therapeutics, Inc.* (Biotechnology)	102	3,454
Hamilton Lane, Inc. - Class A (Capital Markets)	29	2,440
Hancock Whitney Corp. (Banks)	68	2,341
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	276	1,156
Hanmi Financial Corp. (Banks)	24	352
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	81	1,388
HarborOne Bancorp, Inc. (Banks)	33	325
Harmonic, Inc.* (Communications Equipment)	86	928
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	26	612
Harrow Health, Inc.* (Pharmaceuticals)	23	330
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	31	136
Haverty Furniture Cos., Inc. (Specialty Retail)	11	287
Hawaiian Holdings, Inc.* (Passenger Airlines)	40	168
Hawkins, Inc. (Chemicals)	15	861
Haynes International, Inc. (Metals & Mining)	10	430
HBT Financial, Inc. (Banks)	11	198
HCI Group, Inc. (Insurance)	5	295
Health Catalyst, Inc.* (Health Care Technology)	44	330
Healthcare Services Group, Inc. (Commercial Services & Supplies)	58	551
HealthEquity, Inc.* (Health Care Providers & Services)	66	4,732
HealthStream, Inc. (Health Care Technology)	19	483
Heartland Express, Inc. (Ground Transportation)	37	431
Heartland Financial USA, Inc. (Banks)	33	904
Hecla Mining Co. (Metals & Mining)	479	1,950
Heidrick & Struggles International, Inc. (Professional Services)	16	389
Helen of Troy, Ltd.* (Household Durables)	19	1,868
Helios Technologies, Inc. (Machinery)	26	1,345
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	113	1,107
Helmerich & Payne, Inc. (Energy Equipment & Services)	76	3,007
Herbalife, Ltd.* (Personal Care Products)	77	1,097
Herc Holdings, Inc. (Trading Companies & Distributors)	22	2,349
Heritage Commerce Corp. (Banks)	46	376
Heritage Financial Corp. (Banks)	27	439
Heron Therapeutics, Inc.* (Biotechnology)	81	52
Hersha Hospitality Trust - Class A (Hotel & Resort REITs)	25	248
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	32	129
Hibbett, Inc. (Specialty Retail)	10	461
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	9	159
Hillenbrand, Inc. (Machinery)	54	2,054
HilleVax, Inc.* (Biotechnology)	17	187
Hillman Solutions Corp.* (Machinery)	153	1,004
Hilltop Holdings, Inc. (Banks)	37	1,022
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	64	2,300
Himalaya Shipping, Ltd.* (Marine Transportation)	7	32
Hims & Hers Health, Inc.* (Health Care Providers & Services)	96	574
Hippo Holdings, Inc.* (Insurance)	8	58
HireQuest, Inc. (Professional Services)	4	61
HireRight Holdings Corp.* (Professional Services)	11	101
HNI Corp. (Commercial Services & Supplies)	36	1,249
Holley, Inc.* (Automobile Components)	41	174
Home Bancorp, Inc. (Banks)	6	206
Home BancShares, Inc. (Banks)	149	3,048
HomeStreet, Inc. (Banks)	14	68
HomeTrust Bancshares, Inc. (Banks)	12	247
Hooker Furnishings Corp. (Household Durables)	9	150
Hope Bancorp, Inc. (Banks)	90	788
Horace Mann Educators Corp. (Insurance)	32	1,015
Horizon Bancorp, Inc. (Banks)	34	323
Hostess Brands, Inc.* (Food Products)	104	3,473
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	4	278
Hub Group, Inc.* - Class A (Air Freight & Logistics)	25	1,719
Hudson Pacific Properties, Inc. (Office REITs)	108	482
Hudson Technologies, Inc.* (Trading Companies & Distributors)	34	438
Humacyte, Inc.* (Biotechnology)	48	102
Huron Consulting Group, Inc.* (Professional Services)	15	1,490
Hyliion Holdings Corp.* (Machinery)	116	69
Hyster-Yale Materials Handling, Inc. (Machinery)	9	360
I3 Verticals, Inc.* - Class A (Financial Services)	18	338
i-80 Gold Corp.* (Metals & Mining)	151	211
IBEX Holdings, Ltd.* (Professional Services)	9	147
ICF International, Inc. (Professional Services)	15	1,901
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	22	534
Icosavax, Inc.* (Biotechnology)	22	135
Ideaya Biosciences, Inc.* (Biotechnology)	43	1,168
IDT Corp.* - Class B (Diversified Telecommunication Services)	12	337
IES Holdings, Inc.* (Construction & Engineering)	6	373

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
IGM Biosciences, Inc.* (Biotechnology)	9	$35
iHeartMedia, Inc.* - Class A (Media)	80	188
Ikena Oncology, Inc.* (Pharmaceuticals)	19	77
IMAX Corp.* (Entertainment)	35	637
Immersion Corp. (Technology Hardware, Storage & Peripherals)	25	160
Immuneering Corp.* - Class A (Biotechnology)	18	127
ImmunityBio, Inc.*(a) (Biotechnology)	89	279
ImmunoGen, Inc.* (Biotechnology)	188	2,793
Immunovant, Inc.* (Biotechnology)	42	1,388
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	18	1,163
Inari Medical, Inc.* (Health Care Equipment & Supplies)	42	2,550
Independence Realty Trust, Inc. (Residential REITs)	177	2,192
Independent Bank Corp. (Banks)	16	319
Independent Bank Corp. (Banks)	35	1,708
Independent Bank Group, Inc. (Banks)	28	990
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	108	528
Infinera Corp.* (Communications Equipment)	156	457
Information Services Group, Inc. (IT Services)	27	110
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	14	134
Ingevity Corp.* (Chemicals)	29	1,168
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	11	882
Inhibrx, Inc.* (Biotechnology)	27	418
Inmode, Ltd.* (Health Care Equipment & Supplies)	61	1,165
Innodata, Inc.* (Professional Services)	20	150
Innospec, Inc. (Chemicals)	20	1,960
Innovage Holding Corp.* (Health Care Providers & Services)	15	81
INNOVATE Corp.* (Construction & Engineering)	43	52
Innovative Industrial Properties, Inc. (Industrial REITs)	22	1,580
Innoviva, Inc.* (Pharmaceuticals)	47	583
Inogen, Inc.* (Health Care Equipment & Supplies)	18	80
Inozyme Pharma, Inc.* (Biotechnology)	27	80
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	22	3,153
Insmed, Inc.* (Biotechnology)	103	2,580
Insperity, Inc. (Professional Services)	29	3,069
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	17	170
Installed Building Products, Inc. (Household Durables)	19	2,122
Insteel Industries, Inc. (Building Products)	15	419
Instructure Holdings, Inc.* (Software)	15	369
Intapp, Inc.* (Software)	17	581
Integer Holdings Corp.* (Health Care Equipment & Supplies)	26	2,110
Integral Ad Science Holding Corp.* (Media)	38	436
Intellia Therapeutics, Inc.* (Biotechnology)	69	1,728
Inter Parfums, Inc. (Personal Care Products)	14	1,780
Intercept Pharmaceuticals, Inc.* (Biotechnology)	32	606
InterDigital, Inc. (Software)	21	1,580
Interface, Inc. (Commercial Services & Supplies)	45	400
International Bancshares Corp. (Banks)	42	1,841
International Game Technology PLC (Hotels, Restaurants & Leisure)	85	2,161
International Money Express, Inc.* (Financial Services)	26	415
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	32	1,539
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	8	103
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	20	64
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	73	3,631
Intrepid Potash, Inc.* (Chemicals)	8	159
InvenTrust Properties Corp. (Retail REITs)	53	1,330
Invesco Mortgage Capital, Inc. (Mortgage REITs)	33	225
Investors Title Co. (Insurance)	1	144
Invitae Corp.*(a) (Health Care Providers & Services)	206	125
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	126	1,215
Iovance Biotherapeutics, Inc.* (Biotechnology)	180	688
iRadimed Corp. (Health Care Equipment & Supplies)	6	244
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	24	1,884
iRobot Corp.* (Household Durables)	21	692
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	109	978
Ispire Technology, Inc.* (Tobacco)	2	16
iTeos Therapeutics, Inc.* (Biotechnology)	19	191
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	33	146
Itron, Inc.* (Electronic Equipment, Instruments & Components)	36	2,062
Ivanhoe Electric, Inc.* (Metals & Mining)	44	451
J & J Snack Foods Corp. (Food Products)	12	1,879
J Jill, Inc.* (Specialty Retail)	4	115
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	16	1,011
Jackson Financial, Inc. - Class A (Financial Services)	65	2,386
JAKKS Pacific, Inc.* (Leisure Products)	6	101
James River Group Holdings, Ltd. (Insurance)	29	399
Jamf Holding Corp.* (Software)	55	883
Janus International Group, Inc.* (Building Products)	67	627
Janux Therapeutics, Inc.* (Biotechnology)	14	90
JBG SMITH Properties (Office REITs)	86	1,107
JELD-WEN Holding, Inc.* (Building Products)	67	759
JetBlue Airways Corp.* (Passenger Airlines)	259	974
Joby Aviation, Inc.*(a) (Passenger Airlines)	218	1,149
John B Sanfilippo & Son, Inc. (Food Products)	7	716
John Bean Technologies Corp. (Machinery)	25	2,601
John Marshall Bancorp, Inc. (Banks)	10	184
John Wiley & Sons, Inc. - Class A (Media)	33	999
Johnson Outdoors, Inc. - Class A (Leisure Products)	4	190
Kadant, Inc. (Machinery)	9	1,980
Kaiser Aluminum Corp. (Metals & Mining)	12	682
Kaltura, Inc.* (Software)	65	112

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
KalVista Pharmaceuticals, Inc.* (Biotechnology)	19	$161
Kaman Corp. (Aerospace & Defense)	22	409
Karat Packaging, Inc. (Trading Companies & Distributors)	4	83
Karyopharm Therapeutics, Inc.* (Biotechnology)	89	77
KB Home (Household Durables)	57	2,519
Kearny Financial Corp. (Banks)	44	305
Kelly Services, Inc. - Class A (Professional Services)	25	446
Kennametal, Inc. (Machinery)	63	1,456
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	94	1,210
Keros Therapeutics, Inc.* (Biotechnology)	18	514
Kezar Life Sciences, Inc.* (Biotechnology)	56	40
Kforce, Inc. (Professional Services)	15	916
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	19	498
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	13	461
Kingsway Financial Services, Inc.* (Insurance)	8	62
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	25	381
Kite Realty Group Trust (Retail REITs)	171	3,646
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	46	480
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	10	103
Knife River Corp.* (Construction Materials)	44	2,214
Knowles Corp.* (Electronic Equipment, Instruments & Components)	70	909
Kodiak Gas Services, Inc.* (Energy Equipment & Services)	12	206
Kodiak Sciences, Inc.* (Biotechnology)	25	36
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	44	2,044
Koppers Holdings, Inc. (Chemicals)	16	585
Korn Ferry (Professional Services)	41	1,866
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	27	61
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	358	2,592
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	98	1,671
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	69	892
Kronos Worldwide, Inc. (Chemicals)	17	117
Krystal Biotech, Inc.* (Biotechnology)	17	1,987
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	43	1,789
Kura Oncology, Inc.* (Biotechnology)	55	465
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	5	286
KVH Industries, Inc.* (Communications Equipment)	15	70
Kymera Therapeutics, Inc.* (Biotechnology)	30	350
Ladder Capital Corp. (Mortgage REITs)	89	900
Lakeland Bancorp, Inc. (Banks)	49	553
Lakeland Financial Corp. (Banks)	19	936
Lancaster Colony Corp. (Food Products)	15	2,537
Lands' End, Inc.* (Specialty Retail)	12	75
Landsea Homes Corp.* (Household Durables)	11	82
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	53	3,425
LanzaTech Global, Inc.* (Commercial Services & Supplies)	16	56
Larimar Therapeutics, Inc.* (Biotechnology)	20	59
Latham Group, Inc.* (Leisure Products)	30	69
Laureate Education, Inc. (Diversified Consumer Services)	103	1,456
La-Z-Boy, Inc. (Household Durables)	34	994
Lazydays Holdings, Inc.* (Specialty Retail)	20	126
LCI Industries (Automobile Components)	19	2,061
LCNB Corp. (Banks)	8	112
Legacy Housing Corp.* (Household Durables)	8	148
Legalzoom.com, Inc.* (Professional Services)	82	818
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	15	729
Lemonade, Inc.* (Insurance)	40	438
LendingClub Corp.* (Consumer Finance)	83	431
LendingTree, Inc.* (Consumer Finance)	8	106
Leonardo DRS, Inc.* (Aerospace & Defense)	40	763
Leslie's, Inc.* (Specialty Retail)	139	687
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	73	91
LGI Homes, Inc.* (Household Durables)	16	1,512
Liberty Energy, Inc. (Energy Equipment & Services)	130	2,561
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	28	191
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	113	774
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	108	145
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	35	414
LifeStance Health Group, Inc.* (Health Care Providers & Services)	83	484
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	13	680
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	72	5,263
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	90	408
Limbach Holdings, Inc.* (Construction & Engineering)	7	209
Limoneira Co. (Food Products)	14	200
Lincoln Educational Services Corp.* (Diversified Consumer Services)	19	162
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	27	168
Lindsay Corp. (Machinery)	9	1,124
Lineage Cell Therapeutics, Inc.* (Biotechnology)	101	115
Lions Gate Entertainment Corp.* - Class A (Entertainment)	46	362
Lions Gate Entertainment Corp.* - Class B (Entertainment)	92	686
Liquidia Corp.* (Pharmaceuticals)	37	241
Liquidity Services, Inc.* (Commercial Services & Supplies)	18	347
LivaNova PLC* (Health Care Equipment & Supplies)	42	2,060
Live Oak Bancshares, Inc. (Banks)	26	750
Livent Corp.* (Chemicals)	141	2,057
LivePerson, Inc.* (Software)	56	148
LiveRamp Holdings, Inc.* (Software)	52	1,438

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
LiveVox Holdings, Inc.* (Software)	17	$61
Livewire Group, Inc.* (Automobiles)	9	96
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	12	65
Loop Media, Inc.* (Entertainment)	29	9
LSB Industries, Inc.* (Chemicals)	43	392
LSI Industries, Inc. (Electrical Equipment)	20	298
LTC Properties, Inc. (Health Care REITs)	32	1,012
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	790	1,153
Luminar Technologies, Inc.*(a) (Automobile Components)	213	675
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	25	142
Luther Burbank Corp. (Banks)	8	65
Luxfer Holdings PLC (Machinery)	21	174
LXP Industrial Trust (Industrial REITs)	227	1,796
Lyell Immunopharma, Inc.* (Biotechnology)	136	225
M.D.C Holdings, Inc. (Household Durables)	46	1,746
M/I Homes, Inc.* (Household Durables)	21	1,723
Macatawa Bank Corp. (Banks)	21	192
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	43	3,033
MacroGenics, Inc.* (Biotechnology)	48	251
Madison Square Garden Entertainment Corp.* (Entertainment)	34	1,036
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	11	1,445
Magnite, Inc.* (Media)	105	697
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	144	3,233
Maiden Holdings, Ltd.* (Insurance)	71	116
MainStreet Bancshares, Inc. (Banks)	5	96
Malibu Boats, Inc.* - Class A (Leisure Products)	16	698
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	18	73
MannKind Corp.* (Biotechnology)	201	862
Marathon Digital Holdings, Inc.* (Software)	134	1,181
Marcus & Millichap, Inc. (Real Estate Management & Development)	19	545
Marine Products Corp. (Leisure Products)	7	68
MarineMax, Inc.* (Specialty Retail)	17	465
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	40	278
MarketWise, Inc. (Capital Markets)	25	54
Marqeta, Inc.* - Class A (Financial Services)	384	1,985
Marten Transport, Ltd. (Ground Transportation)	46	809
Masonite International Corp.* (Building Products)	17	1,345
Masterbrand, Inc.* (Building Products)	102	1,133
MasterCraft Boat Holdings, Inc.* (Leisure Products)	14	286
Matador Resources Co. (Oil, Gas & Consumable Fuels)	89	5,489
Materion Corp. (Metals & Mining)	16	1,552
Mativ Holdings, Inc. (Chemicals)	43	563
Matson, Inc. (Marine Transportation)	28	2,437
Matterport, Inc.* (Software)	196	400
Matthews International Corp. - Class A (Commercial Services & Supplies)	23	815
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	6	88
MaxCyte, Inc.* (Life Sciences Tools & Services)	68	201
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	23	144
Maximus, Inc. (Professional Services)	48	3,586
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	58	882
Mayville Engineering Co., Inc.* (Machinery)	9	109
MBIA, Inc.* (Insurance)	38	261
McGrath RentCorp (Trading Companies & Distributors)	19	1,911
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	17	175
Medifast, Inc. (Personal Care Products)	8	553
MeiraGTx Holdings PLC* (Biotechnology)	26	118
Mercantile Bank Corp. (Banks)	12	395
Merchants Bancorp (Financial Services)	12	359
Mercury General Corp. (Insurance)	21	648
MeridianLink, Inc.* (Software)	21	345
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	45	3,093
Meritage Homes Corp. (Household Durables)	29	3,306
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	8	98
Mersana Therapeutics, Inc.* (Biotechnology)	82	98
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	4	375
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	28	640
Metrocity Bankshares, Inc. (Banks)	14	281
Metropolitan Bank Holding Corp.* (Banks)	8	259
MFA Financial, Inc. (Mortgage REITs)	80	711
MGE Energy, Inc. (Electric Utilities)	29	2,077
MGP Ingredients, Inc. (Beverages)	12	1,136
MicroStrategy, Inc.*(a) (Software)	9	3,811
Microvast Holdings, Inc.* (Machinery)	82	101
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	139	263
Mid Penn Bancorp, Inc. (Banks)	11	210
Middlefield Banc Corp. (Banks)	6	153
Middlesex Water Co. (Water Utilities)	14	889
Midland States Bancorp, Inc. (Banks)	17	371
MidWestOne Financial Group, Inc. (Banks)	11	219
Miller Industries, Inc. (Machinery)	9	327
MillerKnoll, Inc. (Commercial Services & Supplies)	60	1,410
MiMedx Group, Inc.* (Biotechnology)	90	590
Minerals Technologies, Inc. (Chemicals)	26	1,406
Mineralys Therapeutics, Inc.* (Biotechnology)	11	85
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	157	1,088
Mirum Pharmaceuticals, Inc.* (Biotechnology)	19	521
Mission Produce, Inc.* (Food Products)	38	358
Mistras Group, Inc.* (Professional Services)	16	88
Mitek Systems, Inc.* (Software)	33	352
Model N, Inc.* (Software)	29	699
Modine Manufacturing Co.* (Automobile Components)	40	1,580
ModivCare, Inc.* (Health Care Providers & Services)	10	422
Moelis & Co. - Class A (Capital Markets)	52	2,165
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	11	662

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	36	$133
Monro, Inc. (Specialty Retail)	24	596
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	52	523
Monte Rosa Therapeutics, Inc.* (Biotechnology)	24	82
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	22	509
Moog, Inc. - Class A (Aerospace & Defense)	22	2,552
Morphic Holding, Inc.* (Biotechnology)	27	539
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	12	334
Mr. Cooper Group, Inc.* (Financial Services)	51	2,883
MRC Global, Inc.* (Trading Companies & Distributors)	66	694
Mueller Industries, Inc. (Machinery)	88	3,318
Mueller Water Products, Inc. - Class A (Machinery)	122	1,509
Multiplan Corp.* (Health Care Technology)	307	519
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	116	5,205
MVB Financial Corp. (Banks)	9	177
Myers Industries, Inc. (Containers & Packaging)	29	486
MYR Group, Inc.* (Construction & Engineering)	13	1,506
Myriad Genetics, Inc.* (Biotechnology)	63	982
N-able, Inc.* (Software)	55	713
Nabors Industries, Ltd.* (Energy Equipment & Services)	7	683
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	3	104
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	37	51
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	37	187
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	25	459
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	2	131
National Bank Holdings Corp. - Class A (Banks)	29	904
National Bankshares, Inc. (Banks)	5	118
National Beverage Corp.* (Beverages)	19	881
National Health Investors, Inc. (Health Care REITs)	33	1,651
National HealthCare Corp. (Health Care Providers & Services)	10	674
National Presto Industries, Inc. (Aerospace & Defense)	4	299
National Research Corp. (Health Care Providers & Services)	11	465
National Vision Holdings, Inc.* (Specialty Retail)	61	948
National Western Life Group, Inc. - Class A (Insurance)	2	958
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	7	88
Nature's Sunshine Products, Inc.* (Personal Care Products)	10	179
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	40	102
Navient Corp. (Consumer Finance)	70	1,114
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	86	451
NBT Bancorp, Inc. (Banks)	36	1,205
Nelnet, Inc. - Class A (Consumer Finance)	11	933
Neogen Corp.* (Health Care Equipment & Supplies)	171	2,546
NeoGenomics, Inc.* (Health Care Providers & Services)	100	1,402
NerdWallet, Inc.* - Class A (Consumer Finance)	27	291
Nerdy, Inc.* (Diversified Consumer Services)	48	148
NETGEAR, Inc.* (Communications Equipment)	22	278
NetScout Systems, Inc.* (Communications Equipment)	53	1,157
NETSTREIT Corp. (Retail REITs)	53	755
Nevro Corp.* (Health Care Equipment & Supplies)	28	404
New Jersey Resources Corp. (Gas Utilities)	76	3,084
New York Mortgage Trust, Inc. (Mortgage REITs)	71	553
Newmark Group, Inc. - Class A (Real Estate Management & Development)	108	612
Newpark Resources, Inc.* (Energy Equipment & Services)	59	408
NewtekOne, Inc. (Capital Markets)	18	250
NexPoint Diversified Real Estate Trust (Diversified REITs)	24	189
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	6	89
NexPoint Residential Trust, Inc. (Residential REITs)	18	486
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	24	105
Nextdoor Holdings, Inc.* (Interactive Media & Services)	114	207
NextGen Healthcare, Inc.* (Health Care Technology)	43	1,029
NextNav, Inc.* (Software)	43	200
NEXTracker, Inc.* - Class A (Electrical Equipment)	39	1,356
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	34	29
NI Holdings, Inc.* (Insurance)	6	76
Nicolet Bankshares, Inc. (Banks)	10	728
Nikola Corp.*(a) (Machinery)	487	526
NioCorp Developments, Ltd.* (Metals & Mining)	2	9
Nkarta, Inc.* (Biotechnology)	24	49
NL Industries, Inc. (Commercial Services & Supplies)	7	35
nLight, Inc.* (Electronic Equipment, Instruments & Components)	35	292
NMI Holdings, Inc.* - Class A (Financial Services)	64	1,750
Noble Corp. PLC (Energy Equipment & Services)	87	4,062
Noodles & Co.* (Hotels, Restaurants & Leisure)	31	66
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	161	739
Northeast Bank (Banks)	5	239
Northeast Community Bancorp, Inc. (Banks)	10	152
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	64	2,454
Northfield Bancorp, Inc. (Banks)	32	275
Northrim Bancorp, Inc. (Banks)	4	167

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Northwest Bancshares, Inc. (Banks)	100	$1,042
Northwest Natural Holding Co. (Gas Utilities)	28	1,028
Northwest Pipe Co.* (Construction & Engineering)	8	218
NorthWestern Corp. (Multi-Utilities)	47	2,256
Norwood Financial Corp. (Banks)	6	154
Novagold Resources, Inc.* (Metals & Mining)	189	665
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	28	3,698
Novavax, Inc.*(a) (Biotechnology)	68	453
NOW, Inc.* (Trading Companies & Distributors)	83	915
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	39	741
Nurix Therapeutics, Inc.* (Biotechnology)	37	207
NuScale Power Corp.* (Electrical Equipment)	42	142
Nuvalent, Inc.* - Class A (Biotechnology)	19	990
Nuvation Bio, Inc.* (Pharmaceuticals)	114	110
Nuvectis Pharma, Inc.* (Biotechnology)	6	54
NV5 Global, Inc.* (Professional Services)	11	1,038
NVE Corp. (Semiconductors & Semiconductor Equipment)	4	272
Oak Valley Bancorp (Banks)	5	125
Ocean Biomedical, Inc.* (Biotechnology)	7	12
Oceaneering International, Inc.* (Energy Equipment & Services)	79	1,737
OceanFirst Financial Corp. (Banks)	46	582
Ocular Therapeutix, Inc.* (Pharmaceuticals)	61	174
Ocwen Financial Corp.* (Financial Services)	5	120
Office Properties Income Trust (Office REITs)	38	171
OFG Bancorp (Banks)	37	1,096
O-I Glass, Inc.* (Containers & Packaging)	122	1,886
Oil States International, Inc.* (Energy Equipment & Services)	49	356
Oil-Dri Corp. of America (Household Products)	4	229
Old National Bancorp (Banks)	230	3,152
Old Second Bancorp, Inc. (Banks)	34	461
Olema Pharmaceuticals, Inc.* (Biotechnology)	21	279
Olo, Inc.* - Class A (Software)	81	414
Olympic Steel, Inc. (Metals & Mining)	8	406
Omega Flex, Inc. (Machinery)	3	219
Omega Therapeutics, Inc.* (Biotechnology)	19	26
Omeros Corp.* (Pharmaceuticals)	48	57
OmniAb, Inc.* (Life Sciences Tools & Services)	73	332
Omnicell, Inc.* (Health Care Equipment & Supplies)	35	1,244
ON24, Inc. (Software)	26	160
ONE Gas, Inc. (Gas Utilities)	43	2,597
One Liberty Properties, Inc. (Diversified REITs)	13	239
OneSpan, Inc.* (Software)	31	245
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	65	681
OneWater Marine, Inc.* (Specialty Retail)	9	204
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	38	4,269
Ooma, Inc.* (Diversified Telecommunication Services)	19	207
Open Lending Corp.* (Capital Markets)	78	467
Opendoor Technologies, Inc.* (Real Estate Management & Development)	428	813
OPENLANE, Inc.* (Commercial Services & Supplies)	85	1,142
OPKO Health, Inc.* (Health Care Providers & Services)	316	395
OppFi, Inc.* (Consumer Finance)	8	18
OptimizeRx Corp.* (Health Care Technology)	13	105
Optinose, Inc.* (Pharmaceuticals)	57	64
Option Care Health, Inc.* (Health Care Providers & Services)	133	3,688
Orange County Bancorp, Inc. (Banks)	4	176
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	56	289
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	11	52
Orchid Island Capital, Inc. (Mortgage REITs)	35	220
Organogenesis Holdings, Inc.* (Biotechnology)	55	123
ORIC Pharmaceuticals, Inc.* (Biotechnology)	31	208
Origin Bancorp, Inc. (Banks)	23	681
Origin Materials, Inc.* (Chemicals)	92	91
Orion Office REIT, Inc. (Office REITs)	45	215
Orion SA (Chemicals)	44	893
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	42	2,585
Orrstown Financial Services, Inc. (Banks)	8	169
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	28	309
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	12	294
Oscar Health, Inc.* - Class A (Insurance)	121	620
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	12	1,251
Otter Tail Corp. (Electric Utilities)	32	2,462
Outbrain, Inc.* (Interactive Media & Services)	32	137
Outfront Media, Inc. (Specialized REITs)	116	1,132
Outlook Therapeutics, Inc.*(a) (Biotechnology)	121	73
Outset Medical, Inc.* (Health Care Equipment & Supplies)	39	138
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	50	245
Overstock.com, Inc.* (Specialty Retail)	35	546
Ovid Therapeutics, Inc.* (Biotechnology)	47	167
Owens & Minor, Inc.* (Health Care Providers & Services)	58	831
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	12	1,013
P10, Inc. - Class A (Capital Markets)	34	320
P3 Health Partners, Inc.* (Health Care Providers & Services)	32	46
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	197	1,218
Pacific Premier Bancorp, Inc. (Banks)	74	1,406
Pacira BioSciences, Inc.* (Pharmaceuticals)	36	1,017
Pactiv Evergreen, Inc. (Containers & Packaging)	31	267
PacWest Bancorp(a) (Banks)	92	651
PagerDuty, Inc.* (Software)	70	1,412
Pagseguro Digital, Ltd.* - Class A (Financial Services)	156	1,101
Palomar Holdings, Inc.* (Insurance)	19	952

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
PAM Transportation Services, Inc. (Ground Transportation)	5	$86
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	29	168
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	26	1,691
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	43	1,411
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	21	613
Paragon 28, Inc.* (Health Care Equipment & Supplies)	34	293
Paramount Group, Inc. (Office REITs)	145	621
Park Aerospace Corp. (Aerospace & Defense)	15	220
Park National Corp. (Banks)	11	1,115
Parke Bancorp, Inc. (Banks)	8	135
Park-Ohio Holdings Corp. (Machinery)	7	159
Parsons Corp.* (Aerospace & Defense)	32	1,810
Pathward Financial, Inc. (Banks)	21	951
Patria Investments, Ltd. - Class A (Capital Markets)	43	554
Patrick Industries, Inc. (Automobile Components)	17	1,278
Patterson Cos., Inc. (Health Care Providers & Services)	67	2,041
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	277	3,518
Payoneer Global, Inc.* (Financial Services)	652	3,775
Paysafe, Ltd.* (Financial Services)	25	243
Paysign, Inc.* (Financial Services)	26	48
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	89	4,230
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	9	482
PCB Bancorp (Banks)	9	138
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	24	637
PDS Biotechnology Corp.* (Biotechnology)	22	92
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	98	2,312
Peakstone Realty Trust (Office REITs)	28	362
Peapack-Gladstone Financial Corp. (Banks)	13	304
Pebblebrook Hotel Trust (Hotel & Resort REITs)	95	1,133
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	66	756
Penns Woods Bancorp, Inc. (Banks)	5	105
PennyMac Financial Services, Inc. (Financial Services)	20	1,344
PennyMac Mortgage Investment Trust (Mortgage REITs)	69	873
Peoples Bancorp, Inc. (Banks)	27	745
Peoples Financial Services Corp. (Banks)	5	196
PepGen, Inc.* (Biotechnology)	8	41
Perdoceo Education Corp. (Diversified Consumer Services)	53	959
Perella Weinberg Partners (Capital Markets)	33	324
Perficient, Inc.* (IT Services)	27	1,572
Performant Financial Corp.* (Commercial Services & Supplies)	53	123
Perimeter Solutions SA* (Chemicals)	122	390
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	280	4,080
Perpetua Resources Corp.* (Metals & Mining)	30	108
PetIQ, Inc.* (Health Care Providers & Services)	21	394
PetMed Express, Inc. (Specialty Retail)	16	110
PGT Innovations, Inc.* (Building Products)	44	1,317
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	24	223
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	16	175
Phillips Edison & Co., Inc. (Retail REITs)	92	3,249
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	48	881
Phreesia, Inc.* (Health Care Technology)	40	546
Physicians Realty Trust (Health Care REITs)	187	2,031
Piedmont Lithium, Inc.* (Metals & Mining)	14	385
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	97	505
Pioneer Bancorp, Inc.* (Banks)	9	74
Piper Sandler Cos. (Capital Markets)	14	1,958
Pitney Bowes, Inc. (Commercial Services & Supplies)	137	443
PJT Partners, Inc. - Class A (Capital Markets)	19	1,489
Planet Labs PBC* (Professional Services)	132	285
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	29	207
Playstudios, Inc.* (Entertainment)	67	190
Plexus Corp.* (Electronic Equipment, Instruments & Components)	22	2,163
Pliant Therapeutics, Inc.* (Pharmaceuticals)	44	645
Plumas Bancorp (Banks)	4	137
Plymouth Industrial REIT, Inc. (Industrial REITs)	34	678
PMV Pharmaceuticals, Inc.* (Biotechnology)	30	45
PNM Resources, Inc. (Electric Utilities)	67	2,831
Point Biopharma Global, Inc.* (Biotechnology)	71	899
PolyMet Mining Corp.* (Metals & Mining)	27	57
Ponce Financial Group, Inc.* (Banks)	16	124
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	36	538
Portland General Electric Co. (Electric Utilities)	76	3,042
Poseida Therapeutics, Inc.* (Biotechnology)	53	107
Postal Realty Trust, Inc. - Class A (Office REITs)	15	199
Potbelly Corp.* (Hotels, Restaurants & Leisure)	20	176
PotlatchDeltic Corp. (Specialized REITs)	62	2,658
Powell Industries, Inc. (Electrical Equipment)	7	537
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	45	3,120
PowerSchool Holdings, Inc.* (Software)	44	876
PRA Group, Inc.* (Consumer Finance)	30	369
Precigen, Inc.* (Biotechnology)	106	120
Preferred Bank (Banks)	10	596
Preformed Line Products Co. (Electrical Equipment)	2	271
Prelude Therapeutics, Inc.* (Biotechnology)	11	19
Premier Financial Corp. (Banks)	28	486
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	39	2,315
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	3	4
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	20	1,250
Prime Medicine, Inc.*(a) (Biotechnology)	31	201

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	$107
Primis Financial Corp. (Banks)	16	150
Primo Water Corp. (Beverages)	123	1,606
Primoris Services Corp. (Construction & Engineering)	42	1,263
Princeton Bancorp, Inc. (Banks)	4	120
Priority Technology Holdings, Inc.* (Financial Services)	14	53
Privia Health Group, Inc.* (Health Care Providers & Services)	87	1,829
ProAssurance Corp. (Insurance)	42	714
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	28	750
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	20	188
PROG Holdings, Inc.* (Consumer Finance)	36	986
Progress Software Corp. (Software)	34	1,747
Progyny, Inc.* (Health Care Providers & Services)	62	1,913
ProKidney Corp.* (Biotechnology)	35	57
ProPetro Holding Corp.* (Energy Equipment & Services)	77	807
PROS Holdings, Inc.* (Software)	35	1,090
Protagonist Therapeutics, Inc.* (Biotechnology)	45	654
Protalix BioTherapeutics, Inc.* (Biotechnology)	52	87
Prothena Corp. PLC* (Biotechnology)	32	1,167
Proto Labs, Inc.* (Machinery)	21	496
Provident Financial Services, Inc. (Banks)	58	815
PTC Therapeutics, Inc.* (Biotechnology)	55	1,031
PubMatic, Inc.* - Class A (Media)	34	383
Pulmonx Corp.* (Health Care Equipment & Supplies)	29	255
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	13	59
Pure Cycle Corp.* (Water Utilities)	15	143
PureCycle Technologies, Inc.* (Chemicals)	91	405
Purple Innovation, Inc. (Household Durables)	43	42
Q2 Holdings, Inc.* (Software)	45	1,351
QCR Holdings, Inc. (Banks)	13	617
Quad/Graphics, Inc.* (Commercial Services & Supplies)	25	122
Quaker Chemical Corp. (Chemicals)	11	1,581
Qualys, Inc.* (Software)	29	4,436
Quanex Building Products Corp. (Building Products)	26	698
Quanterix Corp.* (Life Sciences Tools & Services)	28	609
Quantum-Si, Inc.* (Life Sciences Tools & Services)	80	96
QuinStreet, Inc.* (Interactive Media & Services)	41	464
Quipt Home Medical Corp.* (Health Care Providers & Services)	32	151
Qurate Retail, Inc.* - Class B (Broadline Retail)	1	8
Rackspace Technology, Inc.* (IT Services)	50	61
Radian Group, Inc. (Financial Services)	123	3,117
Radiant Logistics, Inc.* (Air Freight & Logistics)	29	170
RadNet, Inc.* (Health Care Providers & Services)	47	1,267
Rain Oncology, Inc.* (Pharmaceuticals)	13	14
Rallybio Corp.* (Biotechnology)	24	101
Ramaco Resources, Inc. - Class A (Metals & Mining)	18	212
Ramaco Resources, Inc. - Class B (Metals & Mining)	4	50
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	85	4,617
Ranger Energy Services, Inc. (Energy Equipment & Services)	12	139
Ranpak Holdings Corp.* (Containers & Packaging)	34	107
Rapid7, Inc.* (Software)	47	2,185
RAPT Therapeutics, Inc.* (Biotechnology)	23	302
Rayonier Advanced Materials, Inc.* (Chemicals)	50	139
RBB Bancorp (Banks)	13	150
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	7	382
RE/MAX Holdings, Inc. (Real Estate Management & Development)	14	151
Ready Capital Corp. (Mortgage REITs)	126	1,188
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	107	565
Red River Bancshares, Inc. (Banks)	4	186
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	12	97
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	37	1,463
Red Violet, Inc.* (Software)	9	178
Redfin Corp.* (Real Estate Management & Development)	83	387
Redwire Corp.* (Aerospace & Defense)	6	16
Redwood Trust, Inc. (Mortgage REITs)	89	559
REGENXBIO, Inc.* (Biotechnology)	32	412
Regional Management Corp. (Consumer Finance)	6	149
Relay Therapeutics, Inc.* (Biotechnology)	71	469
Remitly Global, Inc.* (Financial Services)	102	2,747
Renasant Corp. (Banks)	43	1,049
Reneo Pharmaceuticals, Inc.* (Biotechnology)	10	81
Rent the Runway, Inc.* - Class A (Specialty Retail)	38	20
Repay Holdings Corp.* (Financial Services)	64	383
Replimune Group, Inc.* (Biotechnology)	33	481
Republic Bancorp, Inc. - Class A (Banks)	7	309
Reservoir Media, Inc.* (Entertainment)	16	90
Resideo Technologies, Inc.* (Building Products)	115	1,665
Resources Connection, Inc. (Professional Services)	25	337
Retail Opportunity Investments Corp. (Retail REITs)	96	1,127
REV Group, Inc. (Machinery)	25	356
Revance Therapeutics, Inc.* (Pharmaceuticals)	65	513
REVOLUTION Medicines, Inc.* (Biotechnology)	79	1,564
Revolve Group, Inc.* (Specialty Retail)	32	440
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	12	456
RGC Resources, Inc. (Gas Utilities)	6	94
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	40	924
Ribbon Communications, Inc.* (Communications Equipment)	70	132
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	9	103
Rigel Pharmaceuticals, Inc.* (Biotechnology)	134	108

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	7	$222
Rimini Street, Inc.* (Software)	41	89
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	94	164
Riot Platforms, Inc.* (Software)	134	1,311
RLJ Lodging Trust (Hotel & Resort REITs)	123	1,156
Rocket Lab USA, Inc.* (Aerospace & Defense)	218	922
Rocket Pharmaceuticals, Inc.* (Biotechnology)	44	796
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	5	61
Rogers Corp.* (Electronic Equipment, Instruments & Components)	14	1,720
Rover Group, Inc.* (Diversified Consumer Services)	73	471
RPC, Inc. (Energy Equipment & Services)	67	557
RPT Realty (Retail REITs)	67	723
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	49	1,743
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	7	283
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	49	175
RXO, Inc.* (Ground Transportation)	91	1,593
RxSight, Inc.* (Health Care Equipment & Supplies)	21	465
Ryerson Holding Corp. (Metals & Mining)	19	552
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	45	3,852
S&T Bancorp, Inc. (Banks)	30	773
Sabra Health Care REIT, Inc. (Health Care REITs)	181	2,469
Sabre Corp.* (Hotels, Restaurants & Leisure)	259	907
Safe Bulkers, Inc. (Marine Transportation)	53	166
Safehold, Inc. (Specialized REITs)	34	553
Safety Insurance Group, Inc. (Insurance)	11	827
Sage Therapeutics, Inc.* (Biotechnology)	41	768
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	4	15
Sally Beauty Holdings, Inc.* (Specialty Retail)	84	714
Sana Biotechnology, Inc.* (Biotechnology)	73	216
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	3	82
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	25	396
Sandy Spring Bancorp, Inc. (Banks)	34	695
Sangamo Therapeutics, Inc.* (Biotechnology)	113	71
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	45	2,289
Sapiens International Corp. N.V. (Software)	24	612
Saul Centers, Inc. (Retail REITs)	9	313
Savara, Inc.* (Biotechnology)	71	260
Savers Value Village, Inc.* (Broadline Retail)	20	299
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	19	578
Schnitzer Steel Industries, Inc. (Metals & Mining)	20	454
Scholar Rock Holding Corp.* (Biotechnology)	34	400
Scholastic Corp. (Media)	21	775
Schrodinger, Inc.* (Health Care Technology)	43	933
Scilex Holding Co.* (Pharmaceuticals)	48	90
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	39	2,190
scPharmaceuticals, Inc.* (Pharmaceuticals)	23	123
Sculptor Capital Management, Inc. (Capital Markets)	50	633
Seacoast Banking Corp. of Florida (Banks)	66	1,334
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	19	263
Seadrill, Ltd.* (Energy Equipment & Services)	40	1,581
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	28	1,206
Security National Financial Corp.* - Class A (Financial Services)	10	69
Seer, Inc.* (Life Sciences Tools & Services)	46	75
Select Medical Holdings Corp. (Health Care Providers & Services)	81	1,841
Select Water Solutions, Inc. (Energy Equipment & Services)	64	476
Selecta Biosciences, Inc.* (Biotechnology)	91	114
Selective Insurance Group, Inc. (Insurance)	47	4,892
Selectquote, Inc.* (Insurance)	107	141
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	4	117
SEMrush Holdings, Inc.* - Class A (Software)	25	202
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	50	698
Seneca Foods Corp.* - Class A (Food Products)	4	219
Sensient Technologies Corp. (Chemicals)	33	1,862
Seres Therapeutics, Inc.* (Biotechnology)	76	116
Service Properties Trust (Hotel & Resort REITs)	129	935
ServisFirst Bancshares, Inc. (Banks)	40	1,886
SES AI Corp.* (Electrical Equipment)	98	177
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	90	977
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	30	1,681
Sharecare, Inc.* (Health Care Technology)	241	253
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	38	899
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	134	2,058
Shoe Carnival, Inc. (Specialty Retail)	14	320
Shore Bancshares, Inc. (Banks)	23	236
Shutterstock, Inc. (Interactive Media & Services)	19	773
SI-BONE, Inc.* (Health Care Equipment & Supplies)	27	459
Sierra Bancorp (Banks)	11	194
SIGA Technologies, Inc. (Pharmaceuticals)	36	184
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	17	27
Signet Jewelers, Ltd. (Specialty Retail)	35	2,444
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	25	2,305
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	30	225
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	14	477
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	7	124
Simmons First National Corp. - Class A (Banks)	99	1,407
Simpson Manufacturing Co., Inc. (Building Products)	34	4,529

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Simulations Plus, Inc. (Health Care Technology)	12	$423
Sinclair, Inc. (Media)	26	283
SiriusPoint, Ltd.* (Insurance)	72	709
SITE Centers Corp. (Retail REITs)	149	1,737
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	13	1,297
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	63	1,557
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	57	1,134
SJW Group (Water Utilities)	25	1,562
Skillsoft Corp.* (Professional Services)	3	56
Skyline Champion Corp.* (Household Durables)	42	2,462
Skyward Specialty Insurance Group, Inc.* (Insurance)	19	535
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14	69
SkyWest, Inc.* (Passenger Airlines)	34	1,434
SKYX Platforms Corp.* (Electrical Equipment)	49	78
SL Green Realty Corp.(a) (Office REITs)	51	1,494
Sleep Number Corp.* (Specialty Retail)	17	277
SM Energy Co. (Oil, Gas & Consumable Fuels)	94	3,790
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	38	521
SmartFinancial, Inc. (Banks)	12	250
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	144	347
Smith & Wesson Brands, Inc. (Leisure Products)	36	530
Snap One Holdings Corp.* (Household Durables)	14	105
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	24	222
SolarWinds Corp.* (Software)	40	368
Solid Power, Inc.* (Automobile Components)	121	160
Solo Brands, Inc.* - Class A (Leisure Products)	17	65
SomaLogic, Inc.* (Life Sciences Tools & Services)	118	263
Sonic Automotive, Inc. - Class A (Specialty Retail)	12	574
Sonos, Inc.* (Household Durables)	100	1,078
SoundHound AI, Inc.* - Class A (Software)	108	172
SoundThinking, Inc.* (Software)	7	106
South Plains Financial, Inc. (Banks)	9	241
Southern First Bancshares, Inc.* (Banks)	6	162
Southern Missouri Bancorp, Inc. (Banks)	7	283
Southern States Bancshares, Inc. (Banks)	6	139
Southland Holdings, Inc.* (Construction & Engineering)	3	19
Southside Bancshares, Inc. (Banks)	23	614
SouthState Corp. (Banks)	60	3,967
Southwest Gas Holdings, Inc. (Gas Utilities)	48	2,813
Sovos Brands, Inc.* (Food Products)	40	868
SP Plus Corp.* (Commercial Services & Supplies)	15	758
SpartanNash Co. (Consumer Staples Distribution & Retail)	27	607
Sphere Entertainment Co.* (Entertainment)	20	658
Spire, Inc. (Gas Utilities)	40	2,225
Spirit Airlines, Inc. (Passenger Airlines)	86	987
Spok Holdings, Inc. (Wireless Telecommunication Services)	14	209
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	30	153
SpringWorks Therapeutics, Inc.* (Biotechnology)	46	1,053
Sprinklr, Inc.* - Class A (Software)	81	1,101
Sprout Social, Inc.* - Class A (Software)	37	1,601
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	81	3,405
SPS Commerce, Inc.* (Software)	29	4,649
SPX Technologies, Inc.* (Machinery)	35	2,804
Squarespace, Inc.* - Class A (IT Services)	35	994
STAAR Surgical Co.* (Health Care Equipment & Supplies)	38	1,589
Stagwell, Inc.* (Media)	62	255
Standard Motor Products, Inc. (Automobile Components)	17	594
Standex International Corp. (Machinery)	9	1,292
Star Holdings* (Diversified REITs)	10	115
Steelcase, Inc. - Class A (Commercial Services & Supplies)	73	796
Stellar Bancorp, Inc. (Banks)	38	826
Stem, Inc.*(a) (Electrical Equipment)	112	379
Stepan Co. (Chemicals)	17	1,272
StepStone Group, Inc. - Class A (Capital Markets)	42	1,189
Sterling Bancorp, Inc.* (Banks)	17	94
Sterling Check Corp.* (Professional Services)	25	280
Sterling Infrastructure, Inc.* (Construction & Engineering)	23	1,676
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	59	1,935
Stewart Information Services Corp. (Insurance)	21	917
Stitch Fix, Inc.* - Class A (Specialty Retail)	67	220
Stock Yards Bancorp, Inc. (Banks)	21	821
Stoke Therapeutics, Inc.* (Biotechnology)	22	84
StoneCo, Ltd.* - Class A (Financial Services)	228	2,261
Stoneridge, Inc.* (Automobile Components)	21	342
StoneX Group, Inc.* (Capital Markets)	14	1,334
Strategic Education, Inc. (Diversified Consumer Services)	18	1,482
Stratus Properties, Inc.* (Real Estate Management & Development)	4	103
Stride, Inc.* (Diversified Consumer Services)	33	1,814
Sturm Ruger & Co., Inc. (Leisure Products)	14	775
Summit Financial Group, Inc. (Banks)	9	194
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	82	462
Summit Materials, Inc.* - Class A (Construction Materials)	94	3,093
Summit Therapeutics, Inc.* (Biotechnology)	91	177
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	30	391
SunCoke Energy, Inc. (Metals & Mining)	65	618
Sunnova Energy International, Inc.*(a) (Independent Power and Renewable Electricity Producers)	79	721
SunOpta, Inc.* (Food Products)	71	273
SunPower Corp.* (Electrical Equipment)	68	290
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	163	1,516
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	107	410

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	36	$8,620
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	38	906
Surgery Partners, Inc.* (Health Care Providers & Services)	53	1,226
Surmodics, Inc.* (Health Care Equipment & Supplies)	11	324
Sutro Biopharma, Inc.* (Biotechnology)	47	129
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	76	785
SWK Holdings Corp.* (Financial Services)	3	48
Sylvamo Corp. (Paper & Forest Products)	29	1,284
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	31	2,593
Syndax Pharmaceuticals, Inc.* (Biotechnology)	52	732
System1, Inc.* (Interactive Media & Services)	26	30
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	18	197
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	86	1,333
Tanger Factory Outlet Centers, Inc. (Retail REITs)	80	1,804
Tango Therapeutics, Inc.* (Biotechnology)	35	294
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	24	330
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	6	204
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	18	256
Taylor Morrison Home Corp.* (Household Durables)	82	3,141
TechTarget, Inc.* (Media)	20	504
Teekay Corp.* (Oil, Gas & Consumable Fuels)	52	366
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	19	944
TEGNA, Inc. (Media)	158	2,294
Tejon Ranch Co.* (Real Estate Management & Development)	16	248
Tela Bio, Inc.* (Health Care Equipment & Supplies)	13	76
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	78	1,419
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	418	288
Tenable Holdings, Inc.* (Software)	89	3,748
Tenaya Therapeutics, Inc.* (Biotechnology)	36	66
Tennant Co. (Machinery)	15	1,113
Terawulf, Inc.* (Software)	106	118
Terex Corp. (Machinery)	53	2,427
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	34	179
Terran Orbital Corp.* (Aerospace & Defense)	67	54
Terreno Realty Corp. (Industrial REITs)	64	3,410
TETRA Technologies, Inc.* (Energy Equipment & Services)	98	465
Texas Capital Bancshares, Inc.* (Banks)	38	2,092
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	33	1,621
TG Therapeutics, Inc.* (Biotechnology)	107	827
The Aaron's Co., Inc. (Specialty Retail)	24	178
The Andersons, Inc. (Consumer Staples Distribution & Retail)	25	1,253
The Bancorp, Inc.* (Banks)	41	1,462
The Bank of NT Butterfield & Son, Ltd. (Banks)	39	985
The Beauty Health Co.* (Personal Care Products)	64	259
The Brink's Co. (Commercial Services & Supplies)	36	2,407
The Buckle, Inc. (Specialty Retail)	24	810
The Cato Corp. - Class A (Specialty Retail)	14	100
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	38	1,181
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	28	533
The Children's Place, Inc.* (Specialty Retail)	9	246
The Duckhorn Portfolio, Inc.* (Beverages)	34	355
The E.W. Scripps Co.* - Class A (Media)	47	257
The Ensign Group, Inc. (Health Care Providers & Services)	43	4,154
The First Bancorp, Inc. (Banks)	8	187
The First Bancshares, Inc. (Banks)	24	581
The First of Long Island Corp. (Banks)	17	183
The GEO Group, Inc.* (Commercial Services & Supplies)	94	822
The Goodyear Tire & Rubber Co.* (Automobile Components)	221	2,629
The Gorman-Rupp Co. (Machinery)	18	532
The Greenbrier Cos., Inc. (Machinery)	24	830
The Hackett Group, Inc. (IT Services)	20	446
The Hain Celestial Group, Inc.* (Food Products)	70	774
The Hingham Institution For Savings (Banks)	1	149
The Joint Corp.* (Health Care Providers & Services)	11	86
The Lovesac Co.* (Household Durables)	11	181
The Macerich Co. (Retail REITs)	169	1,643
The Manitowoc Co., Inc.* (Machinery)	27	346
The Marcus Corp. (Entertainment)	19	295
The ODP Corp.* (Specialty Retail)	26	1,168
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	17	75
The Pennant Group, Inc.* (Health Care Providers & Services)	22	239
The RMR Group, Inc. - Class A (Real Estate Management & Development)	12	270
The Shyft Group, Inc. (Machinery)	27	296
The Simply Good Foods Co.* (Food Products)	71	2,647
The St Joe Co. (Real Estate Management & Development)	27	1,259
The Vita Coco Co., Inc.* (Beverages)	22	596
The York Water Co. (Water Utilities)	11	397
Theravance Biopharma, Inc.* (Pharmaceuticals)	44	415
Thermon Group Holdings, Inc.* (Electrical Equipment)	26	694
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	16	37
Third Coast Bancshares, Inc.* (Banks)	10	155
Third Harmonic Bio, Inc.* (Pharmaceuticals)	15	96
Thoughtworks Holding, Inc.* (IT Services)	73	247
ThredUp, Inc.* - Class A (Specialty Retail)	56	180
Thryv Holdings, Inc.* (Media)	24	418
Tidewater, Inc.* (Energy Equipment & Services)	37	2,529

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Tile Shop Holdings, Inc.* (Specialty Retail)	23	$126
Tilly's, Inc.* - Class A (Specialty Retail)	18	146
Timberland Bancorp, Inc. (Banks)	6	169
TimkenSteel Corp.* (Metals & Mining)	34	691
Tingo Group, Inc.* (Electronic Equipment, Instruments & Components)	96	75
Tiptree, Inc. (Insurance)	19	287
Titan International, Inc.* (Machinery)	41	466
Titan Machinery, Inc.* (Trading Companies & Distributors)	16	397
Tompkins Financial Corp. (Banks)	11	551
Topgolf Callaway Brands Corp.* (Leisure Products)	113	1,382
Torrid Holdings, Inc.* (Specialty Retail)	9	21
Towne Bank (Banks)	55	1,317
Townsquare Media, Inc. - Class A (Media)	9	77
TPG RE Finance Trust, Inc. (Mortgage REITs)	54	298
TPI Composites, Inc.* (Electrical Equipment)	32	74
Traeger, Inc.* (Household Durables)	28	74
Transcat, Inc.* (Trading Companies & Distributors)	6	540
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	30
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	25	937
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	22	57
Travere Therapeutics, Inc.* (Biotechnology)	57	369
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	35	351
Tredegar Corp. (Metals & Mining)	21	94
TreeHouse Foods, Inc.* (Food Products)	40	1,668
Trevi Therapeutics, Inc.* (Pharmaceuticals)	33	59
Tri Pointe Homes, Inc.* (Household Durables)	78	1,955
TriCo Bancshares (Banks)	24	776
TriMas Corp. (Containers & Packaging)	33	799
TriNet Group, Inc.* (Professional Services)	30	3,083
Trinity Industries, Inc. (Machinery)	64	1,333
Trinseo PLC (Chemicals)	27	167
Triumph Financial, Inc.* (Banks)	17	1,058
Triumph Group, Inc.* (Aerospace & Defense)	50	373
Tronox Holdings PLC (Chemicals)	92	983
TrueBlue, Inc.* (Professional Services)	24	266
TrueCar, Inc.* (Interactive Media & Services)	69	126
Trupanion, Inc.*(a) (Insurance)	31	639
TrustCo Bank Corp. (Banks)	15	383
Trustmark Corp. (Banks)	48	965
TTEC Holdings, Inc. (Professional Services)	15	309
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	80	919
Tucows, Inc.* - Class A (IT Services)	8	135
Turning Point Brands, Inc. (Tobacco)	13	261
Turnstone Biologics Corp.* (Biotechnology)	5	18
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	12	99
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	131	140
Tutor Perini Corp.* (Construction & Engineering)	33	238
Twist Bioscience Corp.* (Biotechnology)	45	709
Two Harbors Investment Corp. (Mortgage REITs)	76	882
Tyra Biosciences, Inc.* (Biotechnology)	11	128
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	11	925
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	59	712
Udemy, Inc.* (Diversified Consumer Services)	67	598
UFP Industries, Inc. (Building Products)	47	4,474
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	6	936
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	35	835
UMB Financial Corp. (Banks)	35	2,195
UMH Properties, Inc. (Residential REITs)	44	608
UniFirst Corp. (Commercial Services & Supplies)	12	1,973
Unisys Corp.* (IT Services)	52	145
United Bankshares, Inc. (Banks)	103	2,929
United Community Banks, Inc. (Banks)	91	2,010
United Fire Group, Inc. (Insurance)	16	322
United Homes Group, Inc.* (Household Durables)	4	27
United Insurance Holdings Corp.* (Insurance)	15	112
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	46	671
United States Lime & Minerals, Inc. (Construction Materials)	2	396
Uniti Group, Inc. (Specialized REITs)	187	860
Unitil Corp. (Multi-Utilities)	12	548
Unity Bancorp, Inc. (Banks)	6	144
Universal Corp. (Tobacco)	19	855
Universal Health Realty Income Trust (Health Care REITs)	10	384
Universal Insurance Holdings, Inc. (Insurance)	20	313
Universal Logistics Holdings, Inc. (Ground Transportation)	5	112
Universal Technical Institute, Inc.* (Diversified Consumer Services)	26	227
Univest Financial Corp. (Banks)	23	383
Upbound Group, Inc. (Specialty Retail)	43	1,121
Upstart Holdings, Inc.*(a) (Consumer Finance)	56	1,346
Upwork, Inc.* (Professional Services)	97	1,014
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	288	1,714
Urban Edge Properties (Retail REITs)	90	1,427
Urban One, Inc.* (Media)	7	38
Urban One, Inc.* (Media)	9	48
Urban Outfitters, Inc.* (Specialty Retail)	50	1,731
UroGen Pharma, Ltd.* (Biotechnology)	15	168
USANA Health Sciences, Inc.* (Personal Care Products)	9	410
USCB Financial Holdings, Inc.* (Banks)	8	86
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	239
Utz Brands, Inc. (Food Products)	56	683
V2X, Inc.* (Aerospace & Defense)	9	460
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	84	375
Valaris, Ltd.* (Energy Equipment & Services)	48	3,170
Valhi, Inc. (Chemicals)	2	22
Valley National Bancorp (Banks)	338	2,630

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Value Line, Inc. (Capital Markets)	1	$41
Vanda Pharmaceuticals, Inc.* (Biotechnology)	44	193
Varex Imaging Corp.* (Health Care Equipment & Supplies)	30	542
Varonis Systems, Inc.* (Software)	85	2,859
Vaxcyte, Inc.* (Biotechnology)	73	3,510
Vaxxinity, Inc.* - Class A (Biotechnology)	33	38
Vector Group, Ltd. (Tobacco)	114	1,171
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	40	958
Velo3D, Inc.*(a) (Machinery)	70	92
Velocity Financial, Inc.* (Financial Services)	7	81
Ventyx Biosciences, Inc.* (Pharmaceuticals)	37	534
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	21	154
Vera Therapeutics, Inc.* (Biotechnology)	26	271
Veracyte, Inc.* (Biotechnology)	57	1,181
Veradigm, Inc.* (Health Care Technology)	85	1,120
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3	13
Vericel Corp.* (Biotechnology)	37	1,302
Verint Systems, Inc.* (Software)	49	922
Veris Residential, Inc. (Residential REITs)	62	830
Veritex Holdings, Inc. (Banks)	41	706
Veritiv Corp. (Trading Companies & Distributors)	10	1,694
Veritone, Inc.* (Software)	21	53
Verra Mobility Corp.* (Professional Services)	109	2,155
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	16	59
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	51	220
Verve Therapeutics, Inc.* (Biotechnology)	40	482
Viad Corp.* (Commercial Services & Supplies)	16	388
Viant Technology, Inc.* - Class A (Software)	11	59
Viavi Solutions, Inc.* (Communications Equipment)	173	1,346
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	55	23
Vicor Corp.* (Electrical Equipment)	17	659
Victory Capital Holdings, Inc. - Class A (Capital Markets)	21	619
Viemed Healthcare, Inc.* (Health Care Providers & Services)	27	170
Vigil Neuroscience, Inc.* (Biotechnology)	13	91
Viking Therapeutics, Inc.* (Biotechnology)	75	736
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	7	171
Vimeo, Inc.* (Interactive Media & Services)	119	367
Vir Biotechnology, Inc.* (Biotechnology)	66	523
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	198	293
Virginia National Bankshares Corp. (Banks)	4	123
Viridian Therapeutics, Inc.* (Biotechnology)	33	413
Virtus Investment Partners, Inc. (Capital Markets)	5	921
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	101	2,246
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	10	299
Vista Outdoor, Inc.* (Leisure Products)	45	1,130
Visteon Corp.* (Automobile Components)	22	2,533
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	13	651
Vital Farms, Inc.* (Food Products)	24	265
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	20	474
Vivid Seats, Inc.* - Class A (Entertainment)	19	112
Vizio Holding Corp.* - Class A (Household Durables)	59	300
Vor BioPharma, Inc.* (Biotechnology)	30	55
VOXX International Corp.* (Household Durables)	9	83
Voyager Therapeutics, Inc.* (Biotechnology)	25	164
VSE Corp. (Commercial Services & Supplies)	10	538
Vuzix Corp.* (Household Durables)	46	150
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	77	320
Wabash National Corp. (Machinery)	37	766
Waldencast PLC* - Class A (Personal Care Products)	28	215
Walker & Dunlop, Inc. (Financial Services)	25	1,620
Warby Parker, Inc.* - Class A (Specialty Retail)	66	857
Warrior Met Coal, Inc. (Metals & Mining)	41	1,998
Washington Federal, Inc. (Banks)	51	1,259
Washington Trust Bancorp, Inc. (Banks)	13	301
Waterstone Financial, Inc. (Financial Services)	14	151
Watts Water Technologies, Inc. - Class A (Machinery)	21	3,633
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	46	247
WD-40 Co. (Household Products)	11	2,326
Weatherford International PLC* (Energy Equipment & Services)	56	5,214
Weave Communications, Inc.* (Software)	26	186
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	13	846
Werner Enterprises, Inc. (Ground Transportation)	50	1,816
WesBanco, Inc. (Banks)	45	1,098
West Bancorp, Inc. (Banks)	13	214
Westamerica Bancorp (Banks)	20	945
Westrock Coffee Co.* (Food Products)	22	181
Weyco Group, Inc. (Distributors)	5	145
Whitestone REIT (Retail REITs)	38	378
WideOpenWest, Inc.* (Media)	40	282
Willdan Group, Inc.* (Professional Services)	10	176
Willis Lease Finance Corp.* (Trading Companies & Distributors)	2	89
Winmark Corp. (Specialty Retail)	2	807
Winnebago Industries, Inc. (Automobile Components)	23	1,333
WisdomTree, Inc. (Capital Markets)	108	670
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	61	491
Workhorse Group, Inc.* (Automobile Components)	137	57
Workiva, Inc.* (Software)	38	3,309
World Acceptance Corp.* (Consumer Finance)	3	296
World Kinect Corp. (Oil, Gas & Consumable Fuels)	48	888
Worthington Industries, Inc. (Metals & Mining)	24	1,479
WSFS Financial Corp. (Banks)	48	1,699
WW International, Inc.* (Diversified Consumer Services)	43	336
X4 Pharmaceuticals, Inc.* (Biotechnology)	96	77

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Xencor, Inc.* (Biotechnology)	45	$781
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	86	1,000
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	104	190
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	90	1,156
XOMA Corp.* (Biotechnology)	6	113
Xometry, Inc.* - Class A (Trading Companies & Distributors)	27	393
XPEL, Inc.* (Automobile Components)	18	833
Xperi, Inc.* (Software)	33	280
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	19	271
Yelp, Inc.* (Interactive Media & Services)	53	2,236
Yext, Inc.* (Software)	84	507
Y-mAbs Therapeutics, Inc.* (Biotechnology)	29	155
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	46	753
Zeta Global Holdings Corp.* - Class A (Software)	108	842
Zevia PBC* - Class A (Beverages)	20	39
Zevra Therapeutics, Inc.* (Pharmaceuticals)	27	121
Ziff Davis, Inc.* (Interactive Media & Services)	37	2,236
Zimvie, Inc.* (Health Care Equipment & Supplies)	20	141
ZipRecruiter, Inc.* (Interactive Media & Services)	54	575
Zumiez, Inc.* (Specialty Retail)	12	197
Zuora, Inc.* - Class A (Software)	102	756
Zura Bio, Ltd.* (Biotechnology)	9	42
Zurn Elkay Water Solutions Corp. (Building Products)	116	3,069
Zymeworks, Inc.* (Biotechnology)	42	295
Zynex, Inc.* (Health Care Equipment & Supplies)	15	133
TOTAL COMMON STOCKS
(Cost $1,088,586)		1,638,312

Rights (0.0%)
	No. of Rights	Value
Chinook Therapeutics CVR*+(b) (Biotechnology)	56	$—
Lazydays Holdings, Inc., expiring 11/14/23*+ (Specialty Retail)	20	—
TOTAL RIGHTS
(Cost $–)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(c)(d) (323.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $7,816,123	$7,815,000	$7,815,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,815,000)		7,815,000

Collateral for Securities Loaned(e) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(f)	24,681	$24,681
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $24,681)		24,681
TOTAL INVESTMENT SECURITIES
(Cost $8,928,267) - 391.7%		9,477,993
Net other assets (liabilities)(g) - (291.7)%		(7,058,317)
NET ASSETS - 100.0%		$2,419,676

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2023, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $24,089.
(b)	On August 11, 2023, Novartis AG completed its acquisition of Chinook Therapeutics, Inc. As part of the acquisition, shareholders of Chinook Therapeutics, Inc. are entitled to a CVR per share of Chinook Therapeutics, Inc. held. The CVR has a potential cash payment of up to $4 upon completion of specific regulatory approvals for Atrasentan. Atrasentan is in late-stage clinical development to treat Immunoglobulin A Nephropathy (IgAN) and in early-stage development to treat other rare kidney diseases. Of the $4 potential cash payment, $2 is related to regulatory approvals for IgAN and $2 of is related to regulatory approvals for focal segmental glomerulosclerosis.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $955,000.
(e)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
(g)	Amount includes $7,201,884 of net payable for capital shares redeemed.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	12/18/23	$166,840	$(22,722)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/23	5.73%	$462,114	$121,904
Russell 2000 Index	UBS AG	11/27/23	5.33%	159,579	2,351
				$621,693	$124,255

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Small-Cap ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$15,920	0.7%
Air Freight & Logistics	4,038	0.2%
Automobile Components	24,686	1.0%
Automobiles	96	NM
Banks	145,019	6.0%
Beverages	7,159	0.3%
Biotechnology	104,688	4.3%
Broadline Retail	1,410	0.1%
Building Products	30,581	1.3%
Capital Markets	23,735	1.0%
Chemicals	30,781	1.3%
Commercial Services & Supplies	26,218	1.1%
Communications Equipment	10,086	0.4%
Construction & Engineering	27,575	1.1%
Construction Materials	5,703	0.2%
Consumer Finance	12,607	0.5%
Consumer Staples Distribution & Retail	9,835	0.4%
Containers & Packaging	5,007	0.2%
Distributors	353	NM
Diversified Consumer Services	20,134	0.8%
Diversified REITs	10,382	0.4%
Diversified Telecommunication Services	7,268	0.3%
Electric Utilities	13,119	0.5%
Electrical Equipment	22,495	0.9%
Electronic Equipment, Instruments & Components	44,760	1.9%
Energy Equipment & Services	48,428	2.0%
Entertainment	7,049	0.3%
Financial Services	41,314	1.7%
Food Products	20,793	0.9%
Gas Utilities	15,503	0.6%
Ground Transportation	7,714	0.3%
Health Care Equipment & Supplies	46,593	1.9%
Health Care Providers & Services	43,693	1.8%
Health Care REITs	10,602	0.4%
Health Care Technology	8,423	0.3%
Hotel & Resort REITs	14,714	0.6%
Hotels, Restaurants & Leisure	36,579	1.5%
Household Durables	32,585	1.4%
Household Products	5,902	0.2%
Independent Power and Renewable Electricity Producers	4,094	0.2%
Industrial Conglomerates	284	NM
Industrial REITs	7,464	0.3%
Insurance	32,291	1.3%
Interactive Media & Services	11,979	0.5%
IT Services	7,140	0.3%
Leisure Products	6,993	0.3%
Life Sciences Tools & Services	4,607	0.2%
Machinery	57,784	2.4%
Marine Transportation	4,756	0.2%
Media	10,585	0.4%
Metals & Mining	30,990	1.3%
Mortgage REITs	19,471	0.8%
Multi-Utilities	7,188	0.3%
Office REITs	11,453	0.5%
Oil, Gas & Consumable Fuels	93,102	3.9%
Paper & Forest Products	1,785	0.1%
Passenger Airlines	6,104	0.3%
Personal Care Products	15,112	0.6%
Pharmaceuticals	26,982	1.1%
Professional Services	41,464	1.7%
Real Estate Management & Development	11,012	0.5%
Residential REITs	6,450	0.3%
Retail REITs	20,921	0.9%
Semiconductors & Semiconductor Equipment	46,430	1.9%
Software	90,875	3.8%
Specialized REITs	7,402	0.3%
Specialty Retail	40,913	1.7%
Technology Hardware, Storage & Peripherals	12,710	0.5%
Textiles, Apparel & Luxury Goods	8,680	0.4%
Tobacco	2,303	0.1%
Trading Companies & Distributors	34,101	1.4%
Water Utilities	8,267	0.3%
Wireless Telecommunication Services	3,073	0.1%
Other **	781,364	32.3%
Total	$2,419,676	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (99.7%)

	Shares	Value
3D Systems Corp.* (Machinery)	652	$2,432
AAR Corp.* (Aerospace & Defense)	162	9,615
Abercrombie & Fitch Co.* (Specialty Retail)	245	14,901
ABM Industries, Inc. (Commercial Services & Supplies)	323	12,706
Academy Sports & Outdoors, Inc. (Specialty Retail)	198	8,878
Acadia Realty Trust (Retail REITs)	465	6,659
Adeia, Inc. (Software)	522	4,400
ADTRAN Holdings, Inc. (Communications Equipment)	107	703
Advance Auto Parts, Inc. (Specialty Retail)	290	15,089
AdvanSix, Inc. (Chemicals)	133	3,664
Agiliti, Inc.* (Health Care Providers & Services)	94	529
Alamo Group, Inc. (Machinery)	14	2,244
Alexander & Baldwin, Inc. (Diversified REITs)	355	5,609
Allegiant Travel Co. (Passenger Airlines)	74	4,930
Ambac Financial Group, Inc.* (Insurance)	221	2,681
AMC Networks, Inc.* - Class A (Media)	149	1,758
American Assets Trust, Inc. (Diversified REITs)	237	4,207
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	572	3,861
American Eagle Outfitters, Inc. (Specialty Retail)	907	15,845
American Equity Investment Life Holding Co. (Insurance)	145	7,679
American States Water Co. (Water Utilities)	56	4,371
American Woodmark Corp.* (Building Products)	80	5,378
America's Car-Mart, Inc.* (Specialty Retail)	29	1,942
Ameris Bancorp (Banks)	124	4,625
AMERISAFE, Inc. (Insurance)	42	2,141
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	38	2,346
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	540	2,522
Apogee Enterprises, Inc. (Building Products)	46	1,974
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	636	6,335
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	206	6,429
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	676	10,599
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	911	11,488
ArcBest Corp. (Ground Transportation)	117	12,739
Archrock, Inc. (Energy Equipment & Services)	672	8,514
Arcosa, Inc. (Construction & Engineering)	81	5,595
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	230	1,953
Armada Hoffler Properties, Inc. (Diversified REITs)	116	1,155
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	167	5,511
Artivion, Inc.* (Health Care Equipment & Supplies)	191	2,433
Asbury Automotive Group, Inc.* (Specialty Retail)	55	10,525
Assured Guaranty, Ltd. (Insurance)	133	8,299
Astec Industries, Inc. (Machinery)	111	4,444
ATI, Inc.* (Metals & Mining)	239	9,026
Atlantic Union Bankshares Corp. (Banks)	223	6,425
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	229	4,204
Avid Bioservices, Inc.* (Biotechnology)	95	584
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	68	1,837
Avista Corp. (Multi-Utilities)	374	11,853
Axos Financial, Inc.* (Banks)	118	4,252
AZZ, Inc. (Building Products)	122	5,767
B Riley Financial, Inc.(a) (Capital Markets)	41	1,485
B&G Foods, Inc. (Food Products)	353	2,849
Banc of California, Inc. (Banks)	256	2,870
Bank of Hawaii Corp.(a) (Banks)	95	4,692
BankUnited, Inc. (Banks)	364	7,939
Barnes Group, Inc. (Machinery)	247	5,135
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	174	4,213
Berkshire Hills Bancorp, Inc. (Banks)	90	1,765
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	115	2,958
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	842	16,797
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	179	4,178
Boot Barn Holdings, Inc.* (Specialty Retail)	57	3,962
Brady Corp. - Class A (Commercial Services & Supplies)	79	4,065
Brandywine Realty Trust (Office REITs)	841	3,145
Bread Financial Holdings, Inc. (Consumer Finance)	245	6,622
Brightsphere Investment Group, Inc. (Capital Markets)	76	1,190
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	216	7,326
Bristow Group, Inc.* (Energy Equipment & Services)	117	3,058
Brookline Bancorp, Inc. (Banks)	433	3,525
Calavo Growers, Inc. (Food Products)	87	2,205
Caleres, Inc. (Specialty Retail)	167	4,272
California Resources Corp. (Oil, Gas & Consumable Fuels)	225	11,832
California Water Service Group (Water Utilities)	107	5,209
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	137	5,117
Capitol Federal Financial, Inc. (Banks)	619	3,219
CareTrust REIT, Inc. (Health Care REITs)	185	3,981
Cargurus, Inc.* (Interactive Media & Services)	212	3,653
Carpenter Technology Corp. (Metals & Mining)	237	14,864
Cathay General Bancorp (Banks)	174	5,900
Centerspace (Residential REITs)	73	3,546
Central Garden & Pet Co.* (Household Products)	24	1,047
Central Garden & Pet Co.* - Class A (Household Products)	104	4,128
Central Pacific Financial Corp. (Banks)	132	2,083
Century Aluminum Co.* (Metals & Mining)	253	1,672
Century Communities, Inc. (Household Durables)	139	8,549
Cerence, Inc.* (Software)	197	3,016
Certara, Inc.* (Health Care Technology)	220	2,682
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	45	773

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Chatham Lodging Trust (Hotel & Resort REITs)	239	$2,211
Chesapeake Utilities Corp. (Gas Utilities)	29	2,569
Chico's FAS, Inc.* (Specialty Retail)	603	4,510
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	41	1,380
Cinemark Holdings, Inc.* (Entertainment)	529	8,723
Clearwater Paper Corp.* (Paper & Forest Products)	82	2,772
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	87	5,653
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	79	2,381
Community Bank System, Inc. (Banks)	112	4,474
Community Health Systems, Inc. (Health Care Providers & Services)	622	1,331
Community Healthcare Trust, Inc. (Health Care REITs)	48	1,376
Compass Minerals International, Inc. (Metals & Mining)	165	4,066
CONMED Corp. (Health Care Equipment & Supplies)	77	7,504
Consensus Cloud Solutions, Inc.* (Software)	29	626
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	365	1,522
Core Laboratories, Inc. (Energy Equipment & Services)	119	2,549
CoreCivic, Inc.* (Commercial Services & Supplies)	555	7,049
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	93	1,189
CorVel Corp.* (Health Care Providers & Services)	16	3,103
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	108	7,167
Cushman & Wakefield PLC* (Real Estate Management & Development)	821	6,050
Customers Bancorp, Inc.* (Banks)	69	2,774
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	64	2,096
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	272	1,145
Dana, Inc. (Automobile Components)	628	7,209
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	74	2,586
Deluxe Corp. (Commercial Services & Supplies)	213	3,632
Designer Brands, Inc. - Class A (Specialty Retail)	240	2,426
DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,024	7,916
Digital Turbine, Inc.* (Software)	159	754
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	30	1,479
DISH Network Corp.* - Class A (Media)	1,213	5,944
Donnelley Financial Solutions, Inc.* (Capital Markets)	61	3,320
Douglas Emmett, Inc. (Office REITs)	815	9,136
Dril-Quip, Inc.* (Energy Equipment & Services)	78	1,689
DXC Technology Co.* (IT Services)	1,003	20,230
DXP Enterprises, Inc.* (Trading Companies & Distributors)	67	2,184
Dycom Industries, Inc.* (Construction & Engineering)	46	3,918
Eagle Bancorp, Inc. (Banks)	146	2,844
Easterly Government Properties, Inc. (Office REITs)	457	4,917
Edgewell Personal Care Co. (Personal Care Products)	129	4,502
Ellington Financial, Inc. (Mortgage REITs)	332	3,994
Elme Communities (Residential REITs)	429	5,475
Embecta Corp. (Health Care Equipment & Supplies)	148	2,238
Employers Holdings, Inc. (Insurance)	62	2,356
Encore Capital Group, Inc.* (Consumer Finance)	115	4,333
Energizer Holdings, Inc. (Household Products)	325	10,264
Enerpac Tool Group Corp. (Machinery)	93	2,632
Enhabit, Inc.* (Health Care Providers & Services)	245	1,806
Enova International, Inc.* (Consumer Finance)	150	5,982
Enviri Corp.* (Commercial Services & Supplies)	390	2,239
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	68	4,250
ESCO Technologies, Inc. (Machinery)	40	3,889
Essential Properties Realty Trust, Inc. (Diversified REITs)	762	16,726
EVERTEC, Inc. (Financial Services)	111	3,528
eXp World Holdings, Inc. (Real Estate Management & Development)	274	3,636
EZCORP, Inc.* - Class A (Consumer Finance)	255	2,091
FB Financial Corp. (Banks)	86	2,526
First Bancorp (Banks)	80	2,322
First Commonwealth Financial Corp. (Banks)	225	2,741
First Financial Bancorp (Banks)	209	3,867
First Hawaiian, Inc. (Banks)	299	5,361
Foot Locker, Inc. (Specialty Retail)	399	8,375
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	379	12,842
Forrester Research, Inc.* (Professional Services)	56	1,299
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	433	12,297
Four Corners Property Trust, Inc. (Specialized REITs)	146	3,110
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	402	5,069
Fresh Del Monte Produce, Inc. (Food Products)	165	4,125
Frontdoor, Inc.* (Diversified Consumer Services)	188	5,439
Fulgent Genetics, Inc.* (Health Care Providers & Services)	55	1,317
Fulton Financial Corp. (Banks)	409	5,313
Gentherm, Inc.* (Automobile Components)	63	2,534
Genworth Financial, Inc.* (Insurance)	2,261	13,543
Getty Realty Corp. (Retail REITs)	81	2,156
Gibraltar Industries, Inc.* (Building Products)	149	9,068
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	198	5,059
Glaukos Corp.* (Health Care Equipment & Supplies)	78	5,320

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Global Net Lease, Inc. (Diversified REITs)	950	$7,543
GMS, Inc.* (Trading Companies & Distributors)	199	11,638
Gogo, Inc.* (Wireless Telecommunication Services)	106	1,113
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	41	1,286
Goosehead Insurance, Inc.* - Class A (Insurance)	50	3,244
Granite Construction, Inc. (Construction & Engineering)	215	8,703
Green Dot Corp.* - Class A (Consumer Finance)	220	2,460
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	291	8,550
Group 1 Automotive, Inc. (Specialty Retail)	69	17,412
Guess?, Inc. (Specialty Retail)	133	2,860
H.B. Fuller Co. (Chemicals)	95	6,284
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,710	7,165
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	314	5,382
Haverty Furniture Cos., Inc. (Specialty Retail)	32	834
Haynes International, Inc. (Metals & Mining)	21	904
Hayward Holdings, Inc.* (Building Products)	614	6,447
HCI Group, Inc. (Insurance)	29	1,710
Healthcare Services Group, Inc. (Commercial Services & Supplies)	363	3,449
HealthStream, Inc. (Health Care Technology)	43	1,092
Heartland Express, Inc. (Ground Transportation)	78	909
Heidrick & Struggles International, Inc. (Professional Services)	98	2,385
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	693	6,791
Helmerich & Payne, Inc. (Energy Equipment & Services)	204	8,072
Hibbett, Inc. (Specialty Retail)	29	1,336
Highwoods Properties, Inc. (Office REITs)	516	9,232
Hilltop Holdings, Inc. (Banks)	226	6,242
HNI Corp. (Commercial Services & Supplies)	227	7,875
Hope Bancorp, Inc. (Banks)	587	5,142
Horace Mann Educators Corp. (Insurance)	200	6,346
Hub Group, Inc.* - Class A (Air Freight & Logistics)	84	5,775
Hudson Pacific Properties, Inc. (Office REITs)	620	2,765
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	143	3,469
Independent Bank Corp. (Banks)	104	5,075
Independent Bank Group, Inc. (Banks)	176	6,222
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	148	21,208
Installed Building Products, Inc. (Household Durables)	39	4,355
Insteel Industries, Inc. (Building Products)	51	1,423
Integer Holdings Corp.* (Health Care Equipment & Supplies)	163	13,232
Interface, Inc. (Commercial Services & Supplies)	284	2,525
Invesco Mortgage Capital, Inc. (Mortgage REITs)	120	820
iRobot Corp.* (Household Durables)	135	4,446
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	248	2,225
Itron, Inc.* (Electronic Equipment, Instruments & Components)	222	12,716
Jackson Financial, Inc. - Class A (Financial Services)	175	6,424
James River Group Holdings, Ltd. (Insurance)	184	2,530
JBG SMITH Properties (Office REITs)	460	5,920
JetBlue Airways Corp.* (Passenger Airlines)	1,629	6,125
John B Sanfilippo & Son, Inc. (Food Products)	17	1,738
John Bean Technologies Corp. (Machinery)	156	16,228
John Wiley & Sons, Inc. - Class A (Media)	208	6,297
Kaman Corp. (Aerospace & Defense)	138	2,568
Kelly Services, Inc. - Class A (Professional Services)	157	2,802
Kennametal, Inc. (Machinery)	390	9,013
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	371	4,775
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	284	2,965
Knowles Corp.* (Electronic Equipment, Instruments & Components)	445	5,781
Kohl's Corp. (Broadline Retail)	540	12,177
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	244	11,334
Koppers Holdings, Inc. (Chemicals)	102	3,730
Korn Ferry (Professional Services)	136	6,191
La-Z-Boy, Inc. (Household Durables)	212	6,199
LCI Industries (Automobile Components)	62	6,726
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	30	1,457
Leslie's, Inc.* (Specialty Retail)	315	1,556
LGI Homes, Inc.* (Household Durables)	100	9,451
Liberty Energy, Inc. (Energy Equipment & Services)	530	10,442
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	37	1,935
Lincoln National Corp. (Insurance)	829	18,047
Liquidity Services, Inc.* (Commercial Services & Supplies)	49	944
LiveRamp Holdings, Inc.* (Software)	146	4,038
LTC Properties, Inc. (Health Care REITs)	71	2,244
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	4,926	7,192
LXP Industrial Trust (Industrial REITs)	1,430	11,311
M.D.C Holdings, Inc. (Household Durables)	291	11,043
M/I Homes, Inc.* (Household Durables)	136	11,162
Madison Square Garden Sports Corp.* (Entertainment)	20	3,363
MarineMax, Inc.* (Specialty Retail)	97	2,656
Masterbrand, Inc.* (Building Products)	624	6,933
Materion Corp. (Metals & Mining)	43	4,170
Mativ Holdings, Inc. (Chemicals)	267	3,498
Matthews International Corp. - Class A (Commercial Services & Supplies)	149	5,281
Mercer International, Inc. (Paper & Forest Products)	122	969
Mercury General Corp. (Insurance)	130	4,014
Mercury Systems, Inc.* (Aerospace & Defense)	105	3,778

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Meritage Homes Corp. (Household Durables)	180	$20,523
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	9	844
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	84	1,921
Middlesex Water Co. (Water Utilities)	31	1,969
MillerKnoll, Inc. (Commercial Services & Supplies)	370	8,695
Minerals Technologies, Inc. (Chemicals)	159	8,596
Mister Car Wash, Inc.* (Diversified Consumer Services)	217	1,128
ModivCare, Inc.* (Health Care Providers & Services)	60	2,534
Moelis & Co. - Class A (Capital Markets)	166	6,912
Monro, Inc. (Specialty Retail)	154	3,822
Moog, Inc. - Class A (Aerospace & Defense)	55	6,383
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	76	2,117
MYR Group, Inc.* (Construction & Engineering)	41	4,749
Myriad Genetics, Inc.* (Biotechnology)	400	6,232
N-able, Inc.* (Software)	108	1,400
Nabors Industries, Ltd.* (Energy Equipment & Services)	14	1,367
National Bank Holdings Corp. - Class A (Banks)	63	1,964
National Beverage Corp.* (Beverages)	36	1,670
National Presto Industries, Inc. (Aerospace & Defense)	26	1,944
National Vision Holdings, Inc.* (Specialty Retail)	160	2,486
Navient Corp. (Consumer Finance)	428	6,809
NCR Atleos Corp.* (Financial Services)	327	7,214
NeoGenomics, Inc.* (Health Care Providers & Services)	623	8,734
New York Mortgage Trust, Inc. (Mortgage REITs)	447	3,480
Newell Brands, Inc. (Household Durables)	1,862	12,512
NexPoint Residential Trust, Inc. (Residential REITs)	52	1,403
NMI Holdings, Inc.* - Class A (Financial Services)	197	5,388
Northfield Bancorp, Inc. (Banks)	89	765
Northwest Bancshares, Inc. (Banks)	298	3,105
Northwest Natural Holding Co. (Gas Utilities)	63	2,313
NOW, Inc.* (Trading Companies & Distributors)	522	5,752
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	244	4,634
Oceaneering International, Inc.* (Energy Equipment & Services)	138	3,035
O-I Glass, Inc.* (Containers & Packaging)	409	6,319
Oil States International, Inc.* (Energy Equipment & Services)	312	2,265
Olympic Steel, Inc. (Metals & Mining)	48	2,437
Omnicell, Inc.* (Health Care Equipment & Supplies)	221	7,855
OneSpan, Inc.* (Software)	90	711
OPENLANE, Inc.* (Commercial Services & Supplies)	535	7,185
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	359	1,852
Organon & Co. (Pharmaceuticals)	1,250	18,488
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	180	1,987
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	37	3,858
Otter Tail Corp. (Electric Utilities)	79	6,078
Outfront Media, Inc. (Specialized REITs)	710	6,930
Owens & Minor, Inc.* (Health Care Providers & Services)	374	5,359
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	22	1,857
Pacific Premier Bancorp, Inc. (Banks)	469	8,911
PacWest Bancorp(a) (Banks)	579	4,099
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	88	5,722
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	275	9,026
Pathward Financial, Inc. (Banks)	36	1,630
Patrick Industries, Inc. (Automobile Components)	102	7,666
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	501	6,363
Payoneer Global, Inc.* (Financial Services)	720	4,169
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	55	2,947
Pebblebrook Hotel Trust (Hotel & Resort REITs)	589	7,027
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	404	4,630
PennyMac Mortgage Investment Trust (Mortgage REITs)	424	5,364
Perdoceo Education Corp. (Diversified Consumer Services)	119	2,153
Perficient, Inc.* (IT Services)	73	4,248
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	99	1,081
Phillips Edison & Co., Inc. (Retail REITs)	327	11,546
Phinia, Inc. (Automobile Components)	230	5,952
Pitney Bowes, Inc. (Commercial Services & Supplies)	748	2,416
Powell Industries, Inc. (Electrical Equipment)	45	3,449
PRA Group, Inc.* (Consumer Finance)	192	2,364
Premier, Inc. - Class A (Health Care Providers & Services)	431	8,284
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	73	4,333
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	126	7,874
ProAssurance Corp. (Insurance)	254	4,318
PROG Holdings, Inc.* (Consumer Finance)	223	6,108
ProPetro Holding Corp.* (Energy Equipment & Services)	424	4,444
Proto Labs, Inc.* (Machinery)	128	3,022
Provident Financial Services, Inc. (Banks)	369	5,184
Quanex Building Products Corp. (Building Products)	69	1,853
QuinStreet, Inc.* (Interactive Media & Services)	121	1,369
Radian Group, Inc. (Financial Services)	769	19,486
RadNet, Inc.* (Health Care Providers & Services)	295	7,953
Ready Capital Corp. (Mortgage REITs)	772	7,280
Redwood Trust, Inc. (Mortgage REITs)	558	3,504
Renasant Corp. (Banks)	274	6,683
Resideo Technologies, Inc.* (Building Products)	722	10,455

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	156	$2,101
Retail Opportunity Investments Corp. (Retail REITs)	616	7,232
Rogers Corp.* (Electronic Equipment, Instruments & Components)	82	10,077
RPT Realty (Retail REITs)	390	4,208
RXO, Inc.* (Ground Transportation)	572	10,016
S&T Bancorp, Inc. (Banks)	58	1,494
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,007	3,525
Safehold, Inc. (Specialized REITs)	219	3,563
Safety Insurance Group, Inc. (Insurance)	31	2,330
Sally Beauty Holdings, Inc.* (Specialty Retail)	527	4,480
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	151	7,681
Saul Centers, Inc. (Retail REITs)	27	939
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	122	3,709
Scholastic Corp. (Media)	136	5,018
Schrodinger, Inc.* (Health Care Technology)	149	3,233
Seacoast Banking Corp. of Florida (Banks)	191	3,860
Select Medical Holdings Corp. (Health Care Providers & Services)	509	11,571
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	313	4,369
Sensient Technologies Corp. (Chemicals)	206	11,622
Service Properties Trust (Hotel & Resort REITs)	809	5,865
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	86	4,819
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	246	5,820
Shoe Carnival, Inc. (Specialty Retail)	88	2,013
Shutterstock, Inc. (Interactive Media & Services)	61	2,481
Signet Jewelers, Ltd. (Specialty Retail)	222	15,502
Simmons First National Corp. - Class A (Banks)	617	8,768
Simulations Plus, Inc. (Health Care Technology)	26	917
SiriusPoint, Ltd.* (Insurance)	432	4,255
SITE Centers Corp. (Retail REITs)	880	10,261
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	38	3,792
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	200	3,980
SkyWest, Inc.* (Passenger Airlines)	206	8,687
SL Green Realty Corp.(a) (Office REITs)	315	9,227
Sleep Number Corp.* (Specialty Retail)	103	1,676
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	245	3,357
Sonic Automotive, Inc. - Class A (Specialty Retail)	78	3,732
Sonos, Inc.* (Household Durables)	627	6,759
Southside Bancshares, Inc. (Banks)	60	1,602
SpartanNash Co. (Consumer Staples Distribution & Retail)	170	3,823
SPX Technologies, Inc.* (Machinery)	85	6,810
STAAR Surgical Co.* (Health Care Equipment & Supplies)	76	3,178
Standard Motor Products, Inc. (Automobile Components)	91	3,179
Standex International Corp. (Machinery)	19	2,728
Stepan Co. (Chemicals)	36	2,693
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	346	11,346
Stewart Information Services Corp. (Insurance)	134	5,852
Strategic Education, Inc. (Diversified Consumer Services)	46	3,786
Sturm Ruger & Co., Inc. (Leisure Products)	34	1,882
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	526	2,967
SunCoke Energy, Inc. (Metals & Mining)	409	3,890
SunPower Corp.* (Electrical Equipment)	185	790
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,012	9,411
Sylvamo Corp. (Paper & Forest Products)	75	3,323
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	226	3,503
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	127	2,197
Tanger Factory Outlet Centers, Inc. (Retail REITs)	231	5,209
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	478	8,695
Tennant Co. (Machinery)	91	6,754
The Andersons, Inc. (Consumer Staples Distribution & Retail)	86	4,311
The Buckle, Inc. (Specialty Retail)	45	1,520
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	231	7,176
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	66	1,256
The E.W. Scripps Co.* - Class A (Media)	287	1,570
The GEO Group, Inc.* (Commercial Services & Supplies)	616	5,384
The Greenbrier Cos., Inc. (Machinery)	151	5,223
The Hain Celestial Group, Inc.* (Food Products)	437	4,828
The Macerich Co. (Retail REITs)	1,052	10,225
The Marcus Corp. (Entertainment)	120	1,865
The ODP Corp.* (Specialty Retail)	165	7,412
Thryv Holdings, Inc.* (Media)	149	2,597
TimkenSteel Corp.* (Metals & Mining)	108	2,196
Tompkins Financial Corp. (Banks)	22	1,102
TreeHouse Foods, Inc.* (Food Products)	133	5,544
Tri Pointe Homes, Inc.* (Household Durables)	483	12,104
Trinity Industries, Inc. (Machinery)	164	3,416
TripAdvisor, Inc.* (Interactive Media & Services)	526	7,763
Triumph Financial, Inc.* (Banks)	41	2,552
Triumph Group, Inc.* (Aerospace & Defense)	375	2,798
TrueBlue, Inc.* (Professional Services)	152	1,683
TrustCo Bank Corp. (Banks)	32	817
Trustmark Corp. (Banks)	93	1,870
TTEC Holdings, Inc. (Professional Services)	46	947
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	508	5,837
Two Harbors Investment Corp. (Mortgage REITs)	470	5,457
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	29	2,439

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	158	$1,907
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	98	2,338
UniFirst Corp. (Commercial Services & Supplies)	30	4,933
United Community Banks, Inc. (Banks)	203	4,484
United Fire Group, Inc. (Insurance)	104	2,095
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	286	4,170
Uniti Group, Inc. (Specialized REITs)	642	2,953
Universal Corp. (Tobacco)	120	5,400
Universal Health Realty Income Trust (Health Care REITs)	22	846
Upbound Group, Inc. (Specialty Retail)	224	5,837
Urban Edge Properties (Retail REITs)	282	4,473
Urban Outfitters, Inc.* (Specialty Retail)	276	9,555
USANA Health Sciences, Inc.* (Personal Care Products)	55	2,505
Varex Imaging Corp.* (Health Care Equipment & Supplies)	197	3,556
Vector Group, Ltd. (Tobacco)	363	3,732
Vericel Corp.* (Biotechnology)	100	3,518
Veris Residential, Inc. (Residential REITs)	172	2,303
Veritex Holdings, Inc. (Banks)	135	2,325
Veritiv Corp. (Trading Companies & Distributors)	66	11,181
Viad Corp.* (Commercial Services & Supplies)	102	2,471
Viasat, Inc.* (Communications Equipment)	364	6,712
Viavi Solutions, Inc.* (Communications Equipment)	522	4,061
Vicor Corp.* (Electrical Equipment)	62	2,402
Victoria's Secret & Co.* (Specialty Retail)	377	6,741
Virtus Investment Partners, Inc. (Capital Markets)	16	2,948
Vista Outdoor, Inc.* (Leisure Products)	156	3,919
Wabash National Corp. (Machinery)	96	1,986
Walker & Dunlop, Inc. (Financial Services)	163	10,562
Warrior Met Coal, Inc. (Metals & Mining)	112	5,458
Washington Federal, Inc. (Banks)	149	3,677
WD-40 Co. (Household Products)	23	4,862
Whitestone REIT (Retail REITs)	230	2,289
Winnebago Industries, Inc. (Automobile Components)	80	4,636
WisdomTree, Inc. (Capital Markets)	246	1,525
WK Kellogg Co.* (Food Products)	145	1,453
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	389	3,131
World Acceptance Corp.* (Consumer Finance)	17	1,677
World Kinect Corp. (Oil, Gas & Consumable Fuels)	294	5,439
WSFS Financial Corp. (Banks)	298	10,549
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	524	6,094
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	553	7,101
Xperi, Inc.* (Software)	212	1,800
Yelp, Inc.* (Interactive Media & Services)	141	5,949
TOTAL COMMON STOCKS
(Cost $1,928,919)		2,331,371

Collateral for Securities Loaned(b) (2.1%)

Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(c)	48,008	48,008
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $48,008)		48,008
TOTAL INVESTMENT SECURITIES
(Cost $1,976,927) - 101.8%		2,379,379
Net other assets (liabilities) - (1.8)%		(41,567)
NET ASSETS - 100.0%		$2,337,812

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $47,253.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
REIT	Real Estate Investment Trust

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Small-Cap Value ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$27,086	1.2%
Air Freight & Logistics	5,775	0.2%
Automobile Components	41,763	1.8%
Banks	177,640	7.6%
Beverages	1,670	0.1%
Biotechnology	12,559	0.5%
Broadline Retail	12,177	0.5%
Building Products	49,298	2.1%
Capital Markets	22,891	1.0%
Chemicals	40,087	1.7%
Commercial Services & Supplies	80,848	3.5%
Communications Equipment	11,476	0.5%
Construction & Engineering	22,965	1.0%
Consumer Finance	38,446	1.6%
Consumer Staples Distribution & Retail	21,434	0.9%
Containers & Packaging	6,319	0.3%
Diversified Consumer Services	12,506	0.5%
Diversified REITs	35,240	1.5%
Diversified Telecommunication Services	14,367	0.6%
Electric Utilities	6,078	0.3%
Electrical Equipment	6,641	0.3%
Electronic Equipment, Instruments & Components	86,150	3.7%
Energy Equipment & Services	60,496	2.6%
Entertainment	13,951	0.6%
Financial Services	56,771	2.4%
Food Products	22,743	1.0%
Gas Utilities	4,883	0.2%
Ground Transportation	23,664	1.0%
Health Care Equipment & Supplies	57,857	2.5%
Health Care Providers & Services	66,019	2.8%
Health Care REITs	8,447	0.4%
Health Care Technology	7,924	0.3%
Hotel & Resort REITs	52,090	2.2%
Hotels, Restaurants & Leisure	53,582	2.3%
Household Durables	107,103	4.6%
Household Products	20,301	0.9%
Industrial REITs	11,311	0.5%
Insurance	91,441	3.9%
Interactive Media & Services	21,215	0.9%
IT Services	24,478	1.0%
Leisure Products	5,801	0.3%
Life Sciences Tools & Services	13,442	0.6%
Machinery	75,956	3.3%
Media	23,184	1.0%
Metals & Mining	48,683	2.1%
Mortgage REITs	77,935	3.3%
Multi-Utilities	11,852	0.5%
Office REITs	44,342	1.9%
Oil, Gas & Consumable Fuels	45,563	2.0%
Paper & Forest Products	7,064	0.3%
Passenger Airlines	19,742	0.8%
Personal Care Products	11,641	0.5%
Pharmaceuticals	28,183	1.2%
Professional Services	17,408	0.7%
Real Estate Management & Development	16,983	0.7%
Residential REITs	12,727	0.5%
Retail REITs	65,197	2.8%
Semiconductors & Semiconductor Equipment	33,320	1.4%
Software	16,745	0.7%
Specialized REITs	16,556	0.7%
Specialty Retail	182,155	7.8%
Technology Hardware, Storage & Peripherals	10,127	0.4%
Textiles, Apparel & Luxury Goods	42,009	1.8%
Tobacco	9,132	0.4%
Trading Companies & Distributors	30,755	1.3%
Water Utilities	11,549	0.5%
Wireless Telecommunication Services	15,628	0.7%
Other **	6,441	0.3%
Total	$2,337,812	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (79.4%)

	Shares	Value
Accenture PLC - Class A (IT Services)	2,997	$890,378
Adobe, Inc.* (Software)	2,166	1,152,442
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,678	756,283
Akamai Technologies, Inc.* (IT Services)	723	74,708
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,834	228,279
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,383	374,917
ANSYS, Inc.* (Software)	411	114,365
Apple, Inc. (Technology Hardware, Storage & Peripherals)	51,422	8,781,335
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,990	528,077
Arista Networks, Inc.* (Communications Equipment)	1,193	239,041
Autodesk, Inc.* (Software)	1,015	200,594
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,961	1,649,926
Cadence Design Systems, Inc.* (Software)	1,291	309,646
CDW Corp. (Electronic Equipment, Instruments & Components)	637	127,655
Cisco Systems, Inc. (Communications Equipment)	19,362	1,009,342
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,400	154,728
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,648	97,620
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	649	51,647
EPAM Systems, Inc.* (IT Services)	275	59,832
F5, Inc.* (Communications Equipment)	282	42,748
Fair Isaac Corp.* (Software)	119	100,659
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	508	72,365
Fortinet, Inc.* (Software)	3,097	177,055
Gartner, Inc.* (IT Services)	374	124,183
Gen Digital, Inc. (Software)	2,674	44,549
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	6,139	94,418
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,121	108,506
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,898	726,277
International Business Machines Corp. (IT Services)	4,328	626,002
Intuit, Inc. (Software)	1,330	658,284
Juniper Networks, Inc. (Communications Equipment)	1,527	41,107
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	847	103,376
KLA Corp. (Semiconductors & Semiconductor Equipment)	649	304,835
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	635	373,520
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,586	184,356
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,204	347,991
Microsoft Corp. (Software)	27,408	9,266,919
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	227	100,275
Motorola Solutions, Inc. (Communications Equipment)	794	221,097
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,001	72,853
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,932	1,603,470
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,225	211,227
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,049	128,349
Oracle Corp. (Software)	7,481	773,535
Palo Alto Networks, Inc.* (Software)	1,453	353,108
PTC, Inc.* (Software)	565	79,337
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	466	40,738
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,302	577,865
Roper Technologies, Inc. (Software)	506	247,216
Salesforce, Inc.* (Software)	4,628	929,441
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	917	62,585
ServiceNow, Inc.* (Software)	969	563,813
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	758	65,749
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	267	20,279
Synopsys, Inc.* (Software)	724	339,875
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,490	175,597
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	223	83,534
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	732	60,954
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,313	612,489
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,180	55,613
Tyler Technologies, Inc.* (Software)	199	74,207
VeriSign, Inc.* (IT Services)	426	85,055
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,520	61,028
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	244	51,101
TOTAL COMMON STOCKS
(Cost $14,292,230)		37,848,355

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $9,907,423	$9,906,000	$9,906,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,906,000)		9,906,000
TOTAL INVESTMENT SECURITIES
(Cost $24,198,230) - 100.2%		47,754,355
Net other assets (liabilities) - (0.2)%		(72,298)
NET ASSETS - 100.0%		$47,682,057

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $6,742,000.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$20,214,851	$(67,584)
S&P Technology Select Sector Index	UBS AG	11/24/23	5.78%	13,416,542	(24,521)
				$33,631,393	$(92,105)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of October 31, 2023:
	Value	% of Net Assets
Communications Equipment	$1,553,335	3.3%
Electronic Equipment, Instruments & Components	922,775	1.9%
IT Services	2,014,886	4.2%
Semiconductors & Semiconductor Equipment	8,791,589	18.4%
Software	15,385,045	32.3%
Technology Hardware, Storage & Peripherals	9,180,725	19.3%
Other **	9,833,702	20.6%
Total	$47,682,057	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraBear ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b)  (104.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $9,977,433	$9,976,000	$9,976,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,976,000)		9,976,000
TOTAL INVESTMENT SECURITIES
(Cost $9,976,000) - 104.2%		9,976,000
Net other assets (liabilities) - (4.2)%		(398,761)
NET ASSETS - 100.0%		$9,577,239

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $3,555,000.

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	12/18/23	$(631,838)	$46,216

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/23	(5.68)%	$(8,421,151)	$(241,594)
S&P 500	UBS AG	11/27/23	(5.48)%	(10,090,283)	(179,447)
				$(18,511,434)	$(421,041)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (71.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	993	$90,313
A.O. Smith Corp. (Building Products)	224	15,626
Abbott Laboratories (Health Care Equipment & Supplies)	3,120	294,997
AbbVie, Inc. (Biotechnology)	3,174	448,104
Accenture PLC - Class A (IT Services)	1,134	336,901
Adobe, Inc.* (Software)	819	435,757
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,906	286,241
Aflac, Inc. (Insurance)	972	75,923
Agilent Technologies, Inc. (Life Sciences Tools & Services)	531	54,889
Air Products and Chemicals, Inc. (Chemicals)	399	112,694
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	767	90,728
Akamai Technologies, Inc.* (IT Services)	274	28,312
Alaska Air Group, Inc.* (Passenger Airlines)	229	7,243
Albemarle Corp. (Chemicals)	211	26,751
Alexandria Real Estate Equities, Inc. (Office REITs)	280	26,077
Align Technology, Inc.* (Health Care Equipment & Supplies)	128	23,628
Allegion PLC (Building Products)	158	15,541
Alliant Energy Corp. (Electric Utilities)	455	22,199
Alphabet, Inc.* - Class A (Interactive Media & Services)	10,667	1,323,561
Alphabet, Inc.* - Class C (Interactive Media & Services)	9,075	1,137,098
Altria Group, Inc. (Tobacco)	3,190	128,142
Amazon.com, Inc.* (Broadline Retail)	16,329	2,173,228
Amcor PLC (Containers & Packaging)	2,645	23,514
Ameren Corp. (Multi-Utilities)	472	35,735
American Airlines Group, Inc.* (Passenger Airlines)	1,174	13,090
American Electric Power Co., Inc. (Electric Utilities)	926	69,950
American Express Co. (Consumer Finance)	1,046	152,747
American International Group, Inc. (Insurance)	1,280	78,477
American Tower Corp. (Specialized REITs)	838	149,323
American Water Works Co., Inc. (Water Utilities)	350	41,178
Ameriprise Financial, Inc. (Capital Markets)	185	58,195
AmerisourceBergen Corp. (Health Care Providers & Services)	300	55,545
AMETEK, Inc. (Electrical Equipment)	415	58,420
Amgen, Inc. (Biotechnology)	961	245,728
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,073	86,430
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	902	141,912
ANSYS, Inc.* (Software)	156	43,409
Aon PLC - Class A (Insurance)	365	112,931
APA Corp. (Oil, Gas & Consumable Fuels)	552	21,925
Apple, Inc. (Technology Hardware, Storage & Peripherals)	26,427	4,512,938
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,510	199,849
Aptiv PLC* (Automobile Components)	509	44,385
Arch Capital Group, Ltd.* (Insurance)	671	58,162
Archer-Daniels-Midland Co. (Food Products)	964	68,993
Arista Networks, Inc.* (Communications Equipment)	451	90,367
Arthur J. Gallagher & Co. (Insurance)	388	91,370
Assurant, Inc. (Insurance)	96	14,294
AT&T, Inc. (Diversified Telecommunication Services)	12,857	197,998
Atmos Energy Corp. (Gas Utilities)	267	28,745
Autodesk, Inc.* (Software)	384	75,890
Automatic Data Processing, Inc. (Professional Services)	741	161,701
AutoZone, Inc.* (Specialty Retail)	32	79,268
AvalonBay Communities, Inc. (Residential REITs)	255	42,263
Avery Dennison Corp. (Containers & Packaging)	145	25,240
Axon Enterprise, Inc.* (Aerospace & Defense)	126	25,766
Baker Hughes Co. (Energy Equipment & Services)	1,815	62,472
Ball Corp. (Containers & Packaging)	566	27,253
Bank of America Corp. (Banks)	12,430	327,406
Bath & Body Works, Inc. (Specialty Retail)	412	12,216
Baxter International, Inc. (Health Care Equipment & Supplies)	910	29,511
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	522	131,951
Berkshire Hathaway, Inc.* - Class B (Financial Services)	3,279	1,119,220
Best Buy Co., Inc. (Specialty Retail)	349	23,320
Biogen, Inc.* (Biotechnology)	261	61,998
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	37	10,185
Bio-Techne Corp. (Life Sciences Tools & Services)	283	15,460
BlackRock, Inc. (Capital Markets)	252	154,295
Blackstone, Inc. - Class A (Capital Markets)	1,276	117,839
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	64	178,532
BorgWarner, Inc. (Automobile Components)	422	15,572
Boston Properties, Inc. (Office REITs)	260	13,928
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,633	134,783
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,756	193,547
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	742	624,296
Broadridge Financial Solutions, Inc. (Professional Services)	213	36,346
Brown & Brown, Inc. (Insurance)	423	29,365
Brown-Forman Corp. - Class B (Beverages)	329	18,477
Bunge, Ltd. (Food Products)	271	28,721
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	210	17,184
Cadence Design Systems, Inc.* (Software)	489	117,287
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	387	15,437
Camden Property Trust (Residential REITs)	192	16,297
Campbell Soup Co. (Food Products)	354	14,305
Capital One Financial Corp. (Consumer Finance)	686	69,485
Cardinal Health, Inc. (Health Care Providers & Services)	457	41,587
CarMax, Inc.* (Specialty Retail)	285	17,411
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,810	20,743

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Carrier Global Corp. (Building Products)	1,506	$71,776
Catalent, Inc.* (Pharmaceuticals)	324	11,142
Caterpillar, Inc. (Machinery)	917	207,289
Cboe Global Markets, Inc. (Capital Markets)	189	30,975
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	557	38,622
CDW Corp. (Electronic Equipment, Instruments & Components)	241	48,296
Celanese Corp. (Chemicals)	180	20,612
Centene Corp.* (Health Care Providers & Services)	973	67,118
CenterPoint Energy, Inc. (Multi-Utilities)	1,135	30,509
Ceridian HCM Holding, Inc.* (Professional Services)	280	17,923
CF Industries Holdings, Inc. (Chemicals)	347	27,684
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	92	15,489
Charter Communications, Inc.* - Class A (Media)	183	73,712
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,190	464,879
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	49	95,168
Chubb, Ltd. (Insurance)	739	158,604
Church & Dwight Co., Inc. (Household Products)	443	40,286
Cincinnati Financial Corp. (Insurance)	282	28,107
Cintas Corp. (Commercial Services & Supplies)	156	79,111
Cisco Systems, Inc. (Communications Equipment)	7,327	381,957
Citigroup, Inc. (Banks)	3,462	136,714
Citizens Financial Group, Inc. (Banks)	849	19,892
CME Group, Inc. (Capital Markets)	647	138,109
CMS Energy Corp. (Multi-Utilities)	524	28,474
Cognizant Technology Solutions Corp. - Class A (IT Services)	908	58,539
Colgate-Palmolive Co. (Household Products)	1,487	111,703
Comcast Corp. - Class A (Media)	7,400	305,545
Comerica, Inc. (Banks)	237	9,338
Conagra Brands, Inc. (Food Products)	859	23,502
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,153	255,776
Consolidated Edison, Inc. (Multi-Utilities)	620	54,430
Constellation Brands, Inc. - Class A (Beverages)	290	67,904
Constellation Energy Corp. (Electric Utilities)	578	65,268
Copart, Inc.* (Commercial Services & Supplies)	1,563	68,022
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,380	36,929
Corteva, Inc. (Chemicals)	1,276	61,427
CoStar Group, Inc.* (Real Estate Management & Development)	734	53,883
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	797	440,295
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,362	37,455
Crown Castle, Inc. (Specialized REITs)	780	72,524
CSX Corp. (Ground Transportation)	3,607	107,669
Cummins, Inc. (Machinery)	254	54,940
CVS Health Corp. (Health Care Providers & Services)	2,310	159,413
D.R. Horton, Inc. (Household Durables)	548	57,211
Danaher Corp. (Life Sciences Tools & Services)	1,181	226,776
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	217	31,580
DaVita, Inc.* (Health Care Providers & Services)	97	7,491
Deere & Co. (Machinery)	490	179,027
Delta Air Lines, Inc. (Passenger Airlines)	1,157	36,157
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	380	11,556
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,153	53,695
Dexcom, Inc.* (Health Care Equipment & Supplies)	698	62,003
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	321	51,463
Digital Realty Trust, Inc. (Specialized REITs)	545	67,776
Discover Financial Services (Consumer Finance)	449	36,854
Dollar General Corp. (Consumer Staples Distribution & Retail)	394	46,902
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	377	41,881
Dominion Energy, Inc. (Multi-Utilities)	1,504	60,641
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	63	21,356
Dover Corp. (Machinery)	251	32,617
Dow, Inc. (Chemicals)	1,264	61,102
DTE Energy Co. (Multi-Utilities)	370	35,661
Duke Energy Corp. (Electric Utilities)	1,385	123,113
DuPont de Nemours, Inc. (Chemicals)	825	60,126
Eastman Chemical Co. (Chemicals)	213	15,917
Eaton Corp. PLC (Electrical Equipment)	717	149,070
eBay, Inc. (Broadline Retail)	957	37,543
Ecolab, Inc. (Chemicals)	457	76,657
Edison International (Electric Utilities)	689	43,448
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,093	69,646
Electronic Arts, Inc. (Entertainment)	444	54,963
Elevance Health, Inc. (Health Care Providers & Services)	424	190,838
Eli Lilly & Co. (Pharmaceuticals)	1,434	794,336
Emerson Electric Co. (Electrical Equipment)	1,027	91,372
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	245	19,497
Entergy Corp. (Electric Utilities)	380	36,324
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,047	132,184
EPAM Systems, Inc.* (IT Services)	104	22,627
EQT Corp. (Oil, Gas & Consumable Fuels)	651	27,589
Equifax, Inc. (Professional Services)	221	37,475
Equinix, Inc. (Specialized REITs)	168	122,580
Equity Residential (Residential REITs)	620	34,305
Essex Property Trust, Inc. (Residential REITs)	115	24,601
Etsy, Inc.* (Broadline Retail)	221	13,768
Everest Group, Ltd. (Insurance)	78	30,858
Evergy, Inc. (Electric Utilities)	413	20,295

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
Eversource Energy (Electric Utilities)	627		$33,726
Exelon Corp. (Electric Utilities)	1,789		69,664
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	248		23,632
Expeditors International of Washington, Inc. (Air Freight & Logistics)	266		29,061
Extra Space Storage, Inc. (Specialized REITs)	380		39,364
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,197		761,803
F5, Inc.* (Communications Equipment)	107		16,220
FactSet Research Systems, Inc. (Capital Markets)	69		29,800
Fair Isaac Corp.* (Software)	45		38,064
Fastenal Co. (Trading Companies & Distributors)	1,027		59,916
Federal Realty Investment Trust (Diversified REITs)	132		12,037
FedEx Corp. (Air Freight & Logistics)	416		99,882
Fidelity National Information Services, Inc. (Financial Services)	1,065		52,302
Fifth Third Bancorp (Banks)	1,223		28,997
First Horizon Corp. (Banks)	–	†	3
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	192		27,350
FirstEnergy Corp. (Electric Utilities)	928		33,037
Fiserv, Inc.* (Financial Services)	1,096		124,670
FleetCor Technologies, Inc.* (Financial Services)	133		29,948
FMC Corp. (Chemicals)	225		11,970
Ford Motor Co. (Automobile Components)	7,067		68,903
Fortinet, Inc.* (Software)	1,172		67,003
Fortive Corp. (Machinery)	633		41,322
Fox Corp. - Class A (Media)	456		13,858
Fox Corp. - Class B (Media)	237		6,615
Franklin Resources, Inc. (Capital Markets)	511		11,646
Freeport-McMoRan, Inc. (Metals & Mining)	2,578		87,084
Garmin, Ltd. (Household Durables)	276		28,298
Gartner, Inc.* (IT Services)	142		47,150
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	703		46,799
Gen Digital, Inc. (Software)	1,011		16,843
Generac Holdings, Inc.* (Electrical Equipment)	112		9,416
General Dynamics Corp. (Aerospace & Defense)	407		98,213
General Electric Co. (Industrial Conglomerates)	1,957		212,589
General Mills, Inc. (Food Products)	1,052		68,632
General Motors Co. (Automobile Components)	2,474		69,767
Genuine Parts Co. (Distributors)	252		32,472
Gilead Sciences, Inc. (Biotechnology)	2,240		175,930
Global Payments, Inc. (Financial Services)	468		49,711
Globe Life, Inc. (Insurance)	156		18,152
Halliburton Co. (Energy Equipment & Services)	1,616		63,573
Hasbro, Inc. (Leisure Products)	235		10,610
HCA Healthcare, Inc. (Health Care Providers & Services)	362		81,863
Healthpeak Properties, Inc. (Health Care REITs)	983		15,286
Henry Schein, Inc.* (Health Care Providers & Services)	235		15,270
Hess Corp. (Oil, Gas & Consumable Fuels)	496		71,622
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	2,321		35,697
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	470		71,219
Hologic, Inc.* (Health Care Equipment & Supplies)	441		29,181
Honeywell International, Inc. (Industrial Conglomerates)	1,193		218,629
Hormel Foods Corp. (Food Products)	520		16,926
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,279		19,799
Howmet Aerospace, Inc. (Aerospace & Defense)	704		31,046
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,560		41,074
Hubbell, Inc. (Electrical Equipment)	97		26,200
Humana, Inc. (Health Care Providers & Services)	223		116,783
Huntington Bancshares, Inc. (Banks)	2,603		25,119
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	71		15,607
IDEX Corp. (Machinery)	135		25,840
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	149		59,521
Illinois Tool Works, Inc. (Machinery)	495		110,940
Illumina, Inc.* (Life Sciences Tools & Services)	285		31,185
Incyte Corp.* (Biotechnology)	334		18,013
Ingersoll Rand, Inc. (Machinery)	728		44,175
Insulet Corp.* (Health Care Equipment & Supplies)	125		16,571
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,530		274,845
Intercontinental Exchange, Inc. (Capital Markets)	1,029		110,556
International Business Machines Corp. (IT Services)	1,638		236,920
International Flavors & Fragrances, Inc. (Chemicals)	459		31,373
International Paper Co. (Containers & Packaging)	622		20,980
Intuit, Inc. (Software)	504		249,455
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	632		165,723
Invesco, Ltd. (Capital Markets)	805		10,441
Invitation Homes, Inc. (Residential REITs)	1,035		30,729
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	329		59,493
Iron Mountain, Inc. (Specialized REITs)	524		30,953
J.B. Hunt Transport Services, Inc. (Ground Transportation)	147		25,265
Jack Henry & Associates, Inc. (Financial Services)	131		18,470
Jacobs Solutions, Inc. (Professional Services)	226		30,126
Johnson & Johnson (Pharmaceuticals)	4,330		642,312
Johnson Controls International PLC (Building Products)	1,223		59,951
JPMorgan Chase & Co. (Banks)	5,226		726,727
Juniper Networks, Inc. (Communications Equipment)	578		15,560

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Kellogg Co. (Food Products)	474	$23,923
Kenvue, Inc. (Personal Care Products)	3,099	57,641
Keurig Dr Pepper, Inc. (Beverages)	1,808	54,837
KeyCorp (Banks)	1,682	17,190
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	321	39,178
Kimberly-Clark Corp. (Household Products)	608	72,741
Kimco Realty Corp. (Retail REITs)	1,114	19,985
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,485	56,457
KLA Corp. (Semiconductors & Semiconductor Equipment)	246	115,546
L3Harris Technologies, Inc. (Aerospace & Defense)	340	60,999
Laboratory Corp. of America Holdings (Health Care Providers & Services)	160	31,957
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	239	140,585
Lamb Weston Holding, Inc. (Food Products)	263	23,617
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	591	28,049
Leidos Holdings, Inc. (Professional Services)	247	24,483
Lennar Corp. - Class A (Household Durables)	454	48,433
Linde PLC (Chemicals)	877	335,154
Live Nation Entertainment, Inc.* (Entertainment)	255	20,405
LKQ Corp. (Distributors)	481	21,126
Lockheed Martin Corp. (Aerospace & Defense)	403	183,220
Loews Corp. (Insurance)	332	21,251
Lowe's Cos., Inc. (Specialty Retail)	1,053	200,669
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	208	81,844
LyondellBasell Industries N.V. - Class A (Chemicals)	460	41,510
M&T Bank Corp. (Banks)	298	33,600
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,089	29,741
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	719	108,749
MarketAxess Holdings, Inc. (Capital Markets)	68	14,535
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	451	84,948
Marsh & McLennan Cos., Inc. (Insurance)	888	168,410
Martin Marietta Materials, Inc. (Construction Materials)	111	45,392
Masco Corp. (Building Products)	405	21,096
Mastercard, Inc. - Class A (Financial Services)	1,496	563,020
Match Group, Inc.* (Interactive Media & Services)	500	17,300
McCormick & Co., Inc. (Food Products)	452	28,883
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,310	343,443
McKesson Corp. (Health Care Providers & Services)	242	110,197
Medtronic PLC (Health Care Equipment & Supplies)	2,393	168,850
Merck & Co., Inc. (Pharmaceuticals)	4,563	468,620
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	3,996	1,203,875
MetLife, Inc. (Insurance)	1,136	68,171
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	39	38,423
MGM Resorts International (Hotels, Restaurants & Leisure)	505	17,635
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	979	69,793
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,969	131,667
Microsoft Corp. (Software)	13,358	4,516,473
Mid-America Apartment Communities, Inc. (Residential REITs)	210	24,812
Moderna, Inc.* (Biotechnology)	595	45,196
Mohawk Industries, Inc.* (Household Durables)	95	7,636
Molina Healthcare, Inc.* (Health Care Providers & Services)	105	34,960
Molson Coors Beverage Co. - Class B (Beverages)	334	19,295
Mondelez International, Inc. - Class A (Food Products)	2,446	161,950
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	86	37,990
Monster Beverage Corp.* (Beverages)	1,337	68,321
Moody's Corp. (Capital Markets)	284	87,472
Morgan Stanley (Capital Markets)	2,294	162,461
Motorola Solutions, Inc. (Communications Equipment)	301	83,816
MSCI, Inc. (Capital Markets)	142	66,960
Nasdaq, Inc. (Capital Markets)	610	30,256
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	379	27,584
Netflix, Inc.* (Entertainment)	797	328,117
Newmont Corp. (Metals & Mining)	1,429	53,545
News Corp. - Class A (Media)	684	14,145
News Corp. - Class B (Media)	208	4,460
NextEra Energy, Inc. (Electric Utilities)	3,639	212,153
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,203	226,402
NiSource, Inc. (Multi-Utilities)	743	18,694
Nordson Corp. (Machinery)	97	20,621
Norfolk Southern Corp. (Ground Transportation)	408	77,842
Northern Trust Corp. (Capital Markets)	372	24,519
Northrop Grumman Corp. (Aerospace & Defense)	256	120,686
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	764	10,390
NRG Energy, Inc. (Electric Utilities)	412	17,461
Nucor Corp. (Metals & Mining)	447	66,062
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,442	1,811,447
NVR, Inc.* (Household Durables)	6	32,476
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	464	80,008
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,193	73,739
Old Dominion Freight Line, Inc. (Ground Transportation)	161	60,642
Omnicom Group, Inc. (Media)	355	26,593

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	776	$48,609
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,048	68,330
Oracle Corp. (Software)	2,830	292,622
O'Reilly Automotive, Inc.* (Specialty Retail)	109	101,418
Otis Worldwide Corp. (Machinery)	741	57,213
PACCAR, Inc. (Machinery)	940	77,578
Packaging Corp. of America (Containers & Packaging)	161	24,641
Palo Alto Networks, Inc.* (Software)	550	133,661
Paramount Global(a) - Class B (Media)	866	9,422
Parker-Hannifin Corp. (Machinery)	231	85,218
Paychex, Inc. (Professional Services)	577	64,076
Paycom Software, Inc. (Professional Services)	88	21,557
PayPal Holdings, Inc.* (Financial Services)	1,974	102,253
Pentair PLC (Machinery)	297	17,262
PepsiCo, Inc. (Beverages)	2,475	404,117
Pfizer, Inc. (Pharmaceuticals)	10,151	310,215
PG&E Corp.* (Electric Utilities)	3,760	61,288
Philip Morris International, Inc. (Tobacco)	2,791	248,846
Phillips 66 (Oil, Gas & Consumable Fuels)	801	91,370
Pinnacle West Capital Corp. (Electric Utilities)	204	15,133
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	419	100,141
Pool Corp. (Distributors)	71	22,420
PPG Industries, Inc. (Chemicals)	423	51,932
PPL Corp. (Electric Utilities)	1,325	32,555
Principal Financial Group, Inc. (Insurance)	400	27,072
Prologis, Inc. (Industrial REITs)	1,661	167,346
Prudential Financial, Inc. (Insurance)	652	59,619
PTC, Inc.* (Software)	213	29,909
Public Service Enterprise Group, Inc. (Multi-Utilities)	897	55,300
Public Storage (Specialized REITs)	285	68,032
PulteGroup, Inc. (Household Durables)	394	28,994
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	176	15,386
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,006	218,634
Quanta Services, Inc. (Construction & Engineering)	261	43,618
Quest Diagnostics, Inc. (Health Care Providers & Services)	201	26,150
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	72	8,102
Raymond James Financial, Inc. (Capital Markets)	338	32,259
Realty Income Corp. (Retail REITs)	1,274	60,362
Regency Centers Corp. (Retail REITs)	295	17,777
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	192	149,739
Regions Financial Corp. (Banks)	1,686	24,498
Republic Services, Inc. (Commercial Services & Supplies)	369	54,793
ResMed, Inc. (Health Care Equipment & Supplies)	264	37,282
Revvity, Inc. (Life Sciences Tools & Services)	224	18,558
Robert Half, Inc. (Professional Services)	192	14,356
Rockwell Automation, Inc. (Electrical Equipment)	207	54,402
Rollins, Inc. (Commercial Services & Supplies)	505	18,993
Roper Technologies, Inc. (Software)	192	93,805
Ross Stores, Inc. (Specialty Retail)	612	70,974
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	424	35,926
RTX Corp. (Aerospace & Defense)	2,617	212,999
S&P Global, Inc. (Capital Markets)	585	204,345
Salesforce, Inc.* (Software)	1,751	351,653
SBA Communications Corp. (Specialized REITs)	195	40,683
Schlumberger N.V. (Energy Equipment & Services)	2,556	142,268
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	347	23,683
Sealed Air Corp. (Containers & Packaging)	260	8,005
Sempra (Multi-Utilities)	1,131	79,204
ServiceNow, Inc.* (Software)	367	213,539
Simon Property Group, Inc. (Retail REITs)	588	64,615
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	287	24,894
Snap-on, Inc. (Machinery)	96	24,762
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	102	7,747
Southwest Airlines Co. (Passenger Airlines)	1,071	23,808
Stanley Black & Decker, Inc. (Machinery)	276	23,474
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,059	189,922
State Street Corp. (Capital Markets)	573	37,033
Steel Dynamics, Inc. (Metals & Mining)	280	29,823
STERIS PLC (Health Care Equipment & Supplies)	177	37,166
Stryker Corp. (Health Care Equipment & Supplies)	608	164,294
Synchrony Financial (Consumer Finance)	751	21,066
Synopsys, Inc.* (Software)	274	128,627
Sysco Corp. (Consumer Staples Distribution & Retail)	909	60,439
T. Rowe Price Group, Inc. (Capital Markets)	404	36,562
Take-Two Interactive Software, Inc.* (Entertainment)	284	37,985
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	416	11,465
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	402	33,611
Target Corp. (Consumer Staples Distribution & Retail)	830	91,956
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	564	66,467
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	84	31,466
Teleflex, Inc. (Health Care Equipment & Supplies)	84	15,519
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	277	23,066
Tesla, Inc.* (Automobile Components)	4,965	997,170
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,632	231,760
Textron, Inc. (Aerospace & Defense)	356	27,056

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,203	$17,925
The Allstate Corp. (Insurance)	470	60,221
The Bank of New York Mellon Corp. (Capital Markets)	1,400	59,500
The Boeing Co.* (Aerospace & Defense)	1,020	190,556
The Charles Schwab Corp. (Capital Markets)	2,674	139,155
The Cigna Group (Health Care Providers & Services)	532	164,494
The Clorox Co. (Household Products)	223	26,247
The Coca-Cola Co. (Beverages)	6,998	395,317
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	89	27,746
The Estee Lauder Cos., Inc. (Personal Care Products)	417	53,739
The Goldman Sachs Group, Inc. (Capital Markets)	593	180,041
The Hartford Financial Services Group, Inc. (Insurance)	550	40,398
The Hershey Co. (Food Products)	269	50,397
The Home Depot, Inc. (Specialty Retail)	1,808	514,719
The Interpublic Group of Cos., Inc. (Media)	692	19,653
The JM Smucker Co. (Food Products)	184	20,947
The Kraft Heinz Co. (Food Products)	1,435	45,145
The Kroger Co. (Consumer Staples Distribution & Retail)	1,187	53,854
The Mosaic Co. (Chemicals)	598	19,423
The PNC Financial Services Group, Inc. (Banks)	716	81,961
The Procter & Gamble Co. (Household Products)	4,238	635,828
The Progressive Corp. (Insurance)	1,052	166,311
The Sherwin-Williams Co. (Chemicals)	425	101,239
The Southern Co. (Electric Utilities)	1,961	131,975
The TJX Cos., Inc. (Specialty Retail)	2,067	182,041
The Travelers Cos., Inc. (Insurance)	412	68,985
The Walt Disney Co.* (Entertainment)	3,290	268,431
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,187	75,233
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	694	308,670
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	931	133,934
Tractor Supply Co. (Specialty Retail)	196	37,742
Trane Technologies PLC (Building Products)	411	78,218
TransDigm Group, Inc.* (Aerospace & Defense)	99	81,981
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	446	21,020
Truist Financial Corp. (Banks)	2,395	67,922
Tyler Technologies, Inc.* (Software)	76	28,340
Tyson Foods, Inc. - Class A (Food Products)	513	23,778
U.S. Bancorp (Banks)	2,800	89,264
UDR, Inc. (Residential REITs)	545	17,336
Ulta Beauty, Inc.* (Specialty Retail)	89	33,937
Union Pacific Corp. (Ground Transportation)	1,096	227,541
United Airlines Holdings, Inc.* (Passenger Airlines)	589	20,621
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,300	183,624
United Rentals, Inc. (Trading Companies & Distributors)	122	49,565
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,666	892,243
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	111	13,974
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	635	80,645
Ventas, Inc. (Health Care REITs)	724	30,741
Veralto Corp.* (Commercial Services & Supplies)	393	27,117
VeriSign, Inc.* (IT Services)	161	32,145
Verisk Analytics, Inc. (Professional Services)	261	59,341
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,558	265,512
Vertex Pharmaceuticals, Inc.* (Biotechnology)	464	168,019
VF Corp. (Textiles, Apparel & Luxury Goods)	593	8,735
Viatris, Inc. (Pharmaceuticals)	2,156	19,188
VICI Properties, Inc. (Specialized REITs)	1,822	50,834
Visa, Inc. - Class A (Financial Services)	2,889	679,204
Vulcan Materials Co. (Construction Materials)	238	46,765
W.R. Berkley Corp. (Insurance)	366	24,676
W.W. Grainger, Inc. (Trading Companies & Distributors)	80	58,386
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,288	27,151
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,567	419,473
Warner Bros. Discovery, Inc.* (Entertainment)	3,987	39,631
Waste Management, Inc. (Commercial Services & Supplies)	663	108,950
Waters Corp.* (Life Sciences Tools & Services)	107	25,523
WEC Energy Group, Inc. (Multi-Utilities)	567	46,148
Wells Fargo & Co. (Banks)	6,579	261,647
Welltower, Inc. (Health Care REITs)	933	78,008
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	133	42,333
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	575	23,086
Westinghouse Air Brake Technologies Corp. (Machinery)	322	34,138
Westrock Co. (Containers & Packaging)	461	16,564
Weyerhaeuser Co. (Specialized REITs)	1,314	37,699
Whirlpool Corp. (Household Durables)	98	10,247
Willis Towers Watson PLC (Insurance)	188	44,347
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	174	15,274
Xcel Energy, Inc. (Electric Utilities)	992	58,796
Xylem, Inc. (Machinery)	433	40,503
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	504	60,913
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	92	19,268
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	376	39,258
Zions Bancorp NA (Banks)	266	8,206

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Zoetis, Inc. (Pharmaceuticals)	828	$129,996
TOTAL COMMON STOCKS
(Cost $16,399,373)		63,171,373

Repurchase Agreements(b)(c)  (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $20,544,951	$20,542,000	$20,542,000
TOTAL REPURCHASE AGREEMENTS
(Cost $20,542,000)		20,542,000

Collateral for Securities Loaned(d) (NM)
	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	9,731	$9,731
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $9,731)		9,731
TOTAL INVESTMENT SECURITIES
(Cost $36,951,104) - 94.9%		83,723,104
Net other assets (liabilities) - 5.1%		4,468,403
NET ASSETS - 100.0%		$88,191,507

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $9,411.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $12,969,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	31	12/18/23	$6,528,988	$(420,669)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/23	5.93%	$35,118,881	$565,726
SPDR S&P 500 ETF	Goldman Sachs International	11/27/23	5.84%	21,317,548	293,441
				$56,436,429	$859,167

S&P 500	UBS AG	11/27/23	5.83%	$43,196,559	$766,562
SPDR S&P 500 ETF	UBS AG	11/27/23	5.43%	7,278,206	126,557
				$50,474,765	$893,119
				$106,911,194	$1,752,286

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

UltraBull ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,048,129	1.2%
Air Freight & Logistics	329,751	0.4%
Automobile Components	1,195,797	1.4%
Banks	1,858,484	2.1%
Beverages	1,028,268	1.2%
Biotechnology	1,312,727	1.5%
Broadline Retail	2,224,538	2.5%
Building Products	262,208	0.3%
Capital Markets	1,736,954	2.0%
Chemicals	1,055,570	1.2%
Commercial Services & Supplies	356,986	0.4%
Communications Equipment	587,920	0.7%
Construction & Engineering	43,618	0.1%
Construction Materials	92,157	0.1%
Consumer Finance	280,152	0.3%
Consumer Staples Distribution & Retail	1,181,951	1.3%
Containers & Packaging	146,197	0.2%
Distributors	76,018	0.1%
Diversified REITs	12,037	NM
Diversified Telecommunication Services	463,510	0.5%
Electric Utilities	1,046,385	1.2%
Electrical Equipment	388,880	0.4%
Electronic Equipment, Instruments & Components	349,054	0.4%
Energy Equipment & Services	268,313	0.3%
Entertainment	749,532	0.8%
Financial Services	2,738,798	3.1%
Food Products	599,719	0.7%
Gas Utilities	28,745	NM
Ground Transportation	498,959	0.6%
Health Care Equipment & Supplies	1,565,985	1.8%
Health Care Providers & Services	2,009,883	2.3%
Health Care REITs	124,035	0.1%
Hotel & Resort REITs	19,799	NM
Hotels, Restaurants & Leisure	1,334,895	1.5%
Household Durables	213,295	0.2%
Household Products	886,805	1.0%
Independent Power and Renewable Electricity Producers	17,925	NM
Industrial Conglomerates	521,531	0.6%
Industrial REITs	167,346	0.2%
Insurance	1,445,704	1.6%
Interactive Media & Services	3,681,834	4.2%
IT Services	762,594	0.9%
Leisure Products	10,610	NM
Life Sciences Tools & Services	846,985	1.0%
Machinery	1,076,918	1.2%
Media	474,003	0.5%
Metals & Mining	236,514	0.3%
Multi-Utilities	444,796	0.5%
Office REITs	40,005	NM
Oil, Gas & Consumable Fuels	2,596,407	2.9%
Passenger Airlines	100,919	0.1%
Personal Care Products	111,380	0.1%
Pharmaceuticals	2,569,356	2.9%
Professional Services	467,384	0.5%
Real Estate Management & Development	92,505	0.1%
Residential REITs	190,343	0.2%
Retail REITs	162,739	0.2%
Semiconductors & Semiconductor Equipment	4,531,122	5.1%
Software	6,832,338	7.8%
Specialized REITs	679,768	0.8%
Specialty Retail	1,273,715	1.4%
Technology Hardware, Storage & Peripherals	4,664,063	5.3%
Textiles, Apparel & Luxury Goods	336,548	0.4%
Tobacco	376,988	0.4%
Trading Companies & Distributors	167,867	0.2%
Water Utilities	41,178	0.1%
Wireless Telecommunication Services	133,934	0.2%
Other **	25,020,134	28.4%
Total	$88,191,507	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (87.6%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	42,787	$3,531,640
Autohome, Inc.ADR (Interactive Media & Services)	5,944	159,002
Baidu, Inc.*ADR (Interactive Media & Services)	10,985	1,153,425
Beigene, Ltd.*ADR (Biotechnology)	4,505	839,191
Belite Bio, Inc.*ADR(a) (Pharmaceuticals)	972	36,460
Bilibili, Inc.*ADR(a) (Entertainment)	25,043	336,327
Canaan, Inc.*ADR (Technology Hardware, Storage & Peripherals)	14,682	28,189
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	6,028	153,472
EHang Holdings, Ltd.*ADR(a) (Aerospace & Defense)	3,859	53,524
FinVolution GroupADR (Consumer Finance)	15,880	75,112
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	10,386	23,265
GDS Holdings, Ltd.*ADR (IT Services)	10,199	105,050
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	12,739	479,751
Hello Group, Inc.ADR (Interactive Media & Services)	11,536	81,675
iQIYI, Inc.*ADR (Entertainment)	55,277	257,591
JD.com, Inc.ADR (Broadline Retail)	42,769	1,087,188
JinkoSolar Holding Co., Ltd.*ADR(a) (Semiconductors & Semiconductor Equipment)	3,750	122,213
JOYY, Inc.ADR (Interactive Media & Services)	4,260	165,799
KE Holdings, Inc.ADR (Real Estate Management & Development)	51,199	753,137
Kingsoft Cloud Holdings, Ltd.*ADR(a) (IT Services)	10,344	49,237
LexinFintech Holdings, Ltd.ADR (Consumer Finance)	9,596	17,513
MINISO Group Holding, Ltd.ADR (Broadline Retail)	10,584	267,881
NetEase, Inc.ADR (Entertainment)	9,073	970,085
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	16,395	1,073,709
NIO, Inc.*ADR(a) (Automobiles)	85,943	627,384
PDD Holdings, Inc.*ADR (Broadline Retail)	20,160	2,044,627
Qifu Technology, Inc.ADR (Consumer Finance)	13,199	195,213
Qudian, Inc.*ADR (Consumer Finance)	12,954	21,763
TAL Education Group*ADR (Diversified Consumer Services)	48,733	427,388
Tencent Music Entertainment Group*ADR (Entertainment)	63,606	461,780
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	23,998	815,932
Up Fintech Holding, Ltd.*ADR (Capital Markets)	7,618	34,738
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	31,146	444,142
Vnet Group, Inc.*ADR (IT Services)	9,842	31,642
Weibo Corp.ADR (Interactive Media & Services)	11,584	137,039
Zai Lab, Ltd.*ADR(a) (Biotechnology)	8,945	225,414
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	36,561	861,743
TOTAL COMMON STOCKS (Cost $14,318,877)		18,149,241

Repurchase Agreements(b)(c) (11.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $2,418,347	$2,418,000	$2,418,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,418,000)		2,418,000

Collateral for Securities Loaned(d) (7.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	1,455,702	$1,455,702
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,455,702)		1,455,702
TOTAL INVESTMENT SECURITIES (Cost $18,192,579) - 106.3%		22,022,943
Net other assets (liabilities) - (6.3)%		(1,309,506)
NET ASSETS - 100.0%		$20,713,437

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $1,381,719.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $674,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
ADR	American Depositary Receipt

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	11/27/23	5 .93%	$2,956,109	$(26,451)
S&P China Select ADR Index (USD)	UBS AG	11/27/23	5 .58%	20,223,381	(179,741)
				$23,179,490	$(206,192)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$53,524	0.3%
Air Freight & Logistics	861,743	4.2%
Automobiles	627,384	3.0%
Biotechnology	1,064,605	5.1%
Broadline Retail	7,375,477	35.6%
Capital Markets	34,738	0.2%
Consumer Finance	309,601	1.5%
Diversified Consumer Services	1,524,362	7.4%
Entertainment	2,025,783	9.8%
Hotels, Restaurants & Leisure	1,295,683	6.2%
Interactive Media & Services	1,696,940	8.2%
IT Services	185,929	0.9%
Pharmaceuticals	36,460	0.2%
Real Estate Management & Development	753,137	3.6%
Semiconductors & Semiconductor Equipment	275,685	1.3%
Technology Hardware, Storage & Peripherals	28,190	0.1%
Other **	2,564,196	12.4%
Total	$20,713,437	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2023:

	Value	% of Net Assets
China	$16,068,154	77.5%
Ireland	2,044,627	9.9%
United States	36,460	0.2%
Other **	2,564,196	12.4%
Total	$20,713,437	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (77.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,115	$374,259
American Express Co. (Consumer Finance)	4,118	601,352
Amgen, Inc. (Biotechnology)	4,115	1,052,206
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,117	703,060
Caterpillar, Inc. (Machinery)	4,119	931,100
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,117	599,970
Cisco Systems, Inc. (Communications Equipment)	4,117	214,619
Dow, Inc. (Chemicals)	4,117	199,016
Honeywell International, Inc. (Industrial Conglomerates)	4,118	754,665
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,118	150,307
International Business Machines Corp. (IT Services)	4,114	595,049
Johnson & Johnson (Pharmaceuticals)	4,118	610,864
JPMorgan Chase & Co. (Banks)	4,114	572,093
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,119	1,079,878
Merck & Co., Inc. (Pharmaceuticals)	4,116	422,713
Microsoft Corp. (Software)	4,118	1,392,337
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,116	423,001
Salesforce, Inc.* (Software)	4,119	827,219
The Boeing Co.* (Aerospace & Defense)	4,118	769,325
The Coca-Cola Co. (Beverages)	4,116	232,513
The Goldman Sachs Group, Inc. (Capital Markets)	4,119	1,250,569
The Home Depot, Inc. (Specialty Retail)	4,119	1,172,639
The Procter & Gamble Co. (Household Products)	4,116	617,523
The Travelers Cos., Inc. (Insurance)	4,118	689,518
The Walt Disney Co.* (Entertainment)	4,115	335,743
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,119	2,205,971
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,115	144,560
Visa, Inc. - Class A (Financial Services)	4,119	968,377
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,117	86,786
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,116	672,596
TOTAL COMMON STOCKS (Cost $7,727,764)		20,649,828

Repurchase Agreements(a)(b) (19.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $5,246,754	$5,246,000	$5,246,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,246,000)		5,246,000
TOTAL INVESTMENT SECURITIES (Cost $12,973,764) - 97.0%		25,895,828
Net other assets (liabilities) - 3.0%		798,288
NET ASSETS - 100.0%		$26,694,116

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $4,064,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	12	12/18/23	$1,988,100	$(90,022)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/23	5 .93%	$10,716,193	$184,479
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/27/23	5 .77%	2,265,146	36,495
				$12,981,339	$220,974

Dow Jones Industrial Average	UBS AG	11/27/23	5 .48%	$13,085,334	$243,688
SPDR Dow Jones Industrial Average ETF	UBS AG	11/27/23	5 .63%	4,678,775	86,181
				$17,764,109	$329,869
				$30,745,448	$550,843

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$769,325	2.9%
Banks	572,093	2.1%
Beverages	232,513	0.9%
Biotechnology	1,052,205	3.9%
Capital Markets	1,250,570	4.7%
Chemicals	199,016	0.7%
Communications Equipment	214,619	0.8%
Consumer Finance	601,352	2.3%
Consumer Staples Distribution & Retail	759,382	2.8%
Diversified Telecommunication Services	144,560	0.5%
Entertainment	335,743	1.3%
Financial Services	968,377	3.6%
Health Care Providers & Services	2,205,972	8.3%
Hotels, Restaurants & Leisure	1,079,878	4.0%
Household Products	617,523	2.3%
Industrial Conglomerates	1,128,924	4.2%
Insurance	689,518	2.6%
IT Services	595,049	2.2%
Machinery	931,100	3.5%
Oil, Gas & Consumable Fuels	599,970	2.3%
Pharmaceuticals	1,033,577	3.9%
Semiconductors & Semiconductor Equipment	150,307	0.6%
Software	2,219,556	8.3%
Specialty Retail	1,172,638	4.4%
Technology Hardware, Storage & Peripherals	703,060	2.6%
Textiles, Apparel & Luxury Goods	423,001	1.6%
Other **	6,044,288	22.7%
Total	$26,694,116	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (82.7%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	7,041	$581,164
Ambev S.A.ADR (Beverages)	17,262	43,673
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	4,075	67,645
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,679	49,759
Baidu, Inc.*ADR (Interactive Media & Services)	1,110	116,550
Banco Bradesco S.A.ADR (Banks)	20,788	57,999
Banco Bradesco S.A.ADR (Banks)	5,864	14,015
Banco de ChileADR (Banks)	850	17,408
Beigene, Ltd.*ADR (Biotechnology)	238	44,335
Belite Bio, Inc.*ADR (Pharmaceuticals)	29	1,088
Cemex S.A.B. de C.V.*ADR (Construction Materials)	5,924	35,366
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	4,046	27,715
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,488	53,017
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	206	15,660
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	476	31,002
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	719	81,542
Gerdau S.A.ADR (Metals & Mining)	4,526	19,643
Gold Fields, Ltd.ADR (Metals & Mining)	3,497	45,531
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	153	17,814
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	72	15,567
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	549	20,675
HDFC Bank, Ltd.ADR (Banks)	6,783	383,579
ICICI Bank, Ltd.ADR (Banks)	10,133	224,851
Infosys, Ltd.ADR (IT Services)	13,781	226,284
Itau Unibanco Holding S.A.ADR (Banks)	18,964	100,698
JD.com, Inc.ADR (Broadline Retail)	4,810	122,270
KB Financial Group, Inc.ADR (Banks)	1,469	56,057
KE Holdings, Inc.ADR (Real Estate Management & Development)	2,646	38,923
NetEase, Inc.ADR (Entertainment)	1,460	156,102
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	585	38,312
NIO, Inc.*ADR(a) (Automobiles)	5,470	39,931
PDD Holdings, Inc.*ADR (Broadline Retail)	2,499	253,449
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	7,281	109,215
POSCO Holdings, Inc.ADR(a) (Metals & Mining)	1,165	89,134
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	1,861	40,942
Sasol, Ltd.ADR (Chemicals)	2,259	28,260
Shinhan Financial Group Co., Ltd.ADR (Banks)	1,927	49,119
Sibanye Stillwater, Ltd.ADR(a) (Metals & Mining)	2,769	14,067
Sociedad Quimica y Minera de Chile S.A.ADR (Electrical Equipment)	559	27,056
Suzano S.A.ADR (Paper & Forest Products)	2,902	29,658
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	11,671	1,007,323
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,175	73,950
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	9,101	64,799
Vale S.A.ADR(a) (Metals & Mining)	14,211	194,833
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	1,101	15,700
Wipro, Ltd.ADR (IT Services)	5,516	25,098
Woori Financial Group, Inc.ADR (Banks)	845	22,393
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,701	40,093
TOTAL COMMON STOCKS (Cost $2,756,928)		4,829,264

Preferred Stock (2.1%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	8,989	124,318
TOTAL PREFERRED STOCK (Cost $26,617)		124,318

Repurchase Agreements(b)(c) (15.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $911,131	$911,000	$911,000
TOTAL REPURCHASE AGREEMENTS
(Cost $911,000)		911,000

Collateral for Securities Loaned(d) (7.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	417,609	$417,609
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $417,609)		417,609
TOTAL INVESTMENT SECURITIES
(Cost $4,112,154) - 107.5%		6,282,191
Net other assets (liabilities) - (7.5)%		(437,913)
NET ASSETS - 100.0%		$5,844,278

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $402,319.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $180,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	11/27/23	5 .93%	$3,579,030	$(17,563)
S&P Emerging 50 ADR Index (USD)	UBS AG	11/27/23	5 .83%	3,151,590	(15,963)
				$6,730,620	$(33,526)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$40,092	0.7%
Automobiles	39,931	0.7%
Banks	926,119	15.8%
Beverages	140,875	2.4%
Biotechnology	44,335	0.8%
Broadline Retail	972,583	16.6%
Chemicals	28,260	0.5%
Construction Materials	35,366	0.6%
Diversified Consumer Services	38,312	0.6%
Diversified Telecommunication Services	93,959	1.6%
Electric Utilities	27,715	0.5%
Electrical Equipment	27,056	0.5%
Entertainment	156,103	2.7%
Hotels, Restaurants & Leisure	94,625	1.6%
Interactive Media & Services	116,550	2.0%
IT Services	251,382	4.3%
Metals & Mining	363,207	6.2%
Oil, Gas & Consumable Fuels	233,533	4.0%
Paper & Forest Products	29,658	0.5%
Pharmaceuticals	32,090	0.5%
Real Estate Management & Development	38,923	0.7%
Semiconductors & Semiconductor Equipment	1,121,882	19.2%
Transportation Infrastructure	33,381	0.6%
Wireless Telecommunication Services	67,645	1.2%
Other **	890,696	15.2%
Total	$5,844,278	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2023:

	Value	% of Net Assets
Brazil	$721,767	12.3%
Chile	44,464	0.8%
China	1,288,005	22.1%
India	890,814	15.2%
Indonesia	40,942	0.7%
Ireland	253,449	4.3%
Mexico	233,594	4.0%
South Africa	87,858	1.5%
South Korea	216,703	3.7%
Taiwan	1,174,898	20.2%
United States	1,088	NM
Other **	890,696	15.2%
Total	$5,844,278	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraInternational ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (95.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $3,445,495	$3,445,000	$3,445,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,445,000)		3,445,000
TOTAL INVESTMENT SECURITIES (Cost $3,445,000) - 95.7%		3,445,000
Net other assets (liabilities) - 4.3%		154,212
NET ASSETS - 100.0%		$3,599,212

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $155,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/23	5.83%	$3,507,166	$55,674
MSCI EAFE Index	UBS AG	11/27/23	6.13%	3,688,182	55,665
				$7,195,348	$111,339

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a) (82.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $14,620,100	$14,618,000	$14,618,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,618,000)		14,618,000
TOTAL INVESTMENT SECURITIES (Cost $14,618,000) - 82.5%		14,618,000
Net other assets (liabilities) - 17.5%		3,099,686
NET ASSETS - 100.0%		$17,717,686

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	225	12/8/23	$35,296,875	$(843,111)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/23	5.78%	$53,501	$2,486

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (74.9%)

	Shares	Value
Ambev S.A.ADR (Beverages)	133,970	$338,944
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	20,279	336,631
Banco Bradesco S.A.ADR (Banks)	45,765	109,378
Banco Bradesco S.A.ADR (Banks)	129,755	362,016
Banco de ChileADR (Banks)	6,660	136,396
Banco Santander ChileADR (Banks)	4,767	82,946
Bancolombia S.A.ADR (Banks)	3,466	87,967
Cemex S.A.B. de C.V.*ADR (Construction Materials)	46,442	277,259
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	31,830	218,036
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	6,292	48,134
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	10,479	120,928
Cia Energetica de Minas GeraisADR (Electric Utilities)	44,938	102,009
Cia Paranaense de EnergiaADR(a) (Electric Utilities)	11,350	92,616
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,610	122,392
Ecopetrol S.A.ADR(a) (Oil, Gas & Consumable Fuels)	7,564	89,331
Embraer SA*ADR (Aerospace & Defense)	5,358	74,691
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	4,424	501,727
Gerdau S.A.ADR (Metals & Mining)	35,610	154,547
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.ADR (Transportation Infrastructure)	1,057	64,657
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,202	139,948
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	561	121,294
Grupo Televisa S.A.B.ADR (Media)	15,516	35,842
Itau Unibanco Holding S.A.ADR (Banks)	116,702	619,688
Natura & Co. Holding S.A.*ADR (Personal Care Products)	12,936	64,680
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	44,809	672,135
Sendas Distribuidora S.A.ADR(a) (Consumer Staples Distribution & Retail)	8,281	89,600
Sociedad Quimica y Minera de Chile S.A.ADR (Electrical Equipment)	4,379	211,944
Suzano S.A.ADR (Paper & Forest Products)	22,737	232,372
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	10,712	95,444
Ternium S.A.ADR (Metals & Mining)	1,505	56,422
TIM S.A.ADR (Wireless Telecommunication Services)	3,985	60,134
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	22,228	89,134
Vale S.A.ADR(a) (Metals & Mining)	87,435	1,198,735
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	5,909	58,676
TOTAL COMMON STOCKS (Cost $4,218,368)		7,066,653

Preferred Stock (8.1%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	55,315	765,006
TOTAL PREFERRED STOCK (Cost $221,720)		765,006

Repurchase Agreements(b)(c) (19.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,830,263	$1,830,000	$1,830,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,830,000)		1,830,000

Collateral for Securities Loaned(d) (15.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	1,414,020	$1,414,020
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,414,020)		1,414,020
TOTAL INVESTMENT SECURITIES
(Cost $7,684,108) - 117.4%		11,075,679
Net other assets (liabilities) - (17.4)%		(1,644,976)
NET ASSETS - 100.0%		$9,430,703

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $1,381,446.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $330,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	11/27/23	5.93%	$5,639,902	$(9,796)
S&P Latin America 35 ADR Index (USD)	UBS AG	11/27/23	5.83%	5,359,700	(10,400)
				$10,999,602	$(20,196)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$74,690	0.8%
Banks	1,398,392	14.8%
Beverages	963,062	10.2%
Construction Materials	277,259	2.9%
Consumer Staples Distribution & Retail	89,600	0.9%
Diversified Telecommunication Services	95,444	1.0%
Electric Utilities	460,795	4.9%
Electrical Equipment	211,944	2.2%
Media	35,842	0.4%
Metals & Mining	1,409,704	14.9%
Oil, Gas & Consumable Fuels	1,674,282	17.8%
Paper & Forest Products	232,372	2.5%
Personal Care Products	64,680	0.7%
Transportation Infrastructure	325,899	3.5%
Water Utilities	120,928	1.3%
Wireless Telecommunication Services	396,765	4.2%
Other **	1,599,045	17.0%
Total	$9,430,703	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2023:

	Value	% of Net Assets
Argentina	$58,676	0.6%
Brazil	5,508,226	58.3%
Chile	431,286	4.6%
Colombia	177,298	1.9%
Luxembourg	56,422	0.6%
Mexico	1,599,750	17.0%
Other **	1,599,045	17.0%
Total	$9,430,703	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (74.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	916	$67,335
ACI Worldwide, Inc.* (Software)	1,079	21,979
Acuity Brands, Inc. (Electrical Equipment)	311	50,373
Adient PLC* (Automobile Components)	930	31,332
Advanced Drainage Systems, Inc. (Building Products)	688	73,499
AECOM (Construction & Engineering)	1,379	105,563
Affiliated Managers Group, Inc. (Capital Markets)	348	42,720
AGCO Corp. (Machinery)	618	70,860
Agree Realty Corp. (Retail REITs)	957	53,535
Alcoa Corp. (Metals & Mining)	1,774	45,485
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	708	18,380
ALLETE, Inc. (Electric Utilities)	570	30,518
Ally Financial, Inc. (Consumer Finance)	2,697	65,240
Amedisys, Inc.* (Health Care Providers & Services)	325	29,734
American Financial Group, Inc. (Insurance)	658	71,959
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,025	21,382
Annaly Capital Management, Inc. (Mortgage REITs)	4,907	76,598
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,383	41,746
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,806	82,609
Apartment Income REIT Corp. (Residential REITs)	1,483	43,318
AptarGroup, Inc. (Containers & Packaging)	652	79,720
Aramark (Hotels, Restaurants & Leisure)	2,594	69,855
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	553	62,716
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,064	26,164
ASGN, Inc.* (Professional Services)	481	40,144
Ashland, Inc. (Chemicals)	509	39,005
Aspen Technology, Inc.* (Software)	281	49,948
Associated Banc-Corp. (Banks)	1,499	24,299
Autoliv, Inc. (Automobile Components)	756	69,287
AutoNation, Inc.* (Specialty Retail)	267	34,731
Avient Corp. (Chemicals)	905	28,616
Avis Budget Group, Inc.* (Ground Transportation)	196	31,909
Avnet, Inc. (Electronic Equipment, Instruments & Components)	908	42,068
Axalta Coating Systems, Ltd.* (Chemicals)	2,203	57,785
Azenta, Inc.* (Life Sciences Tools & Services)	598	27,179
Bank OZK (Banks)	1,046	37,457
Belden, Inc. (Electronic Equipment, Instruments & Components)	420	29,778
BellRing Brands, Inc.* (Personal Care Products)	1,306	57,112
Berry Global Group, Inc. (Containers & Packaging)	1,174	64,570
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	1,336	91,008
Black Hills Corp. (Multi-Utilities)	667	32,249
Blackbaud, Inc.* (Software)	428	27,991
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	706	39,007
Brighthouse Financial, Inc.* (Insurance)	651	29,490
Brixmor Property Group, Inc. (Retail REITs)	2,987	62,100
Bruker Corp. (Life Sciences Tools & Services)	977	55,689
Brunswick Corp. (Leisure Products)	694	48,212
Builders FirstSource, Inc.* (Building Products)	1,242	134,781
BWX Technologies, Inc. (Aerospace & Defense)	909	67,521
Cable One, Inc. (Media)	45	24,744
Cabot Corp. (Chemicals)	555	36,896
CACI International, Inc.* - Class A (Professional Services)	227	73,721
Cadence Bank (Banks)	1,814	38,421
Calix, Inc.* (Communications Equipment)	586	19,408
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,153	59,011
Carlisle Cos., Inc. (Building Products)	497	126,282
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	370	24,849
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	371	100,878
Celsius Holdings, Inc.* (Beverages)	489	74,373
ChampionX Corp. (Energy Equipment & Services)	1,953	60,152
Chart Industries, Inc.* (Machinery)	417	48,468
Chemed Corp. (Health Care Providers & Services)	151	84,961
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,118	96,237
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	250	27,625
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	412	68,112
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	677	74,361
Ciena Corp.* (Communications Equipment)	1,486	62,710
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	543	36,343
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	847	63,889
Clean Harbors, Inc.* (Commercial Services & Supplies)	500	76,835
Cleveland-Cliffs, Inc.* (Metals & Mining)	5,054	84,806
CNO Financial Group, Inc. (Insurance)	1,123	26,031
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,605	34,861
Coca-Cola Consolidated, Inc. (Beverages)	47	29,911
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,712	61,615
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,293	38,273
Columbia Banking System, Inc. (Banks)	2,072	40,756
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	347	25,609
Commerce Bancshares, Inc. (Banks)	1,129	49,518
Commercial Metals Co. (Metals & Mining)	1,161	49,099
CommVault Systems, Inc.* (Software)	436	28,493
Concentrix Corp. (Professional Services)	429	32,694
Corporate Office Properties Trust (Office REITs)	1,118	25,490
Coty, Inc.* - Class A (Personal Care Products)	3,558	33,338
Cousins Properties, Inc. (Office REITs)	1,508	26,948
Crane Co. (Machinery)	486	47,302

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Crane NXT Co. (Electronic Equipment, Instruments & Components)	480	$24,960
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	613	54,753
Crown Holdings, Inc. (Containers & Packaging)	1,199	96,638
CubeSmart (Specialized REITs)	2,234	76,157
Cullen/Frost Bankers, Inc. (Banks)	637	57,961
Curtiss-Wright Corp. (Aerospace & Defense)	380	75,547
Darling Ingredients, Inc.* (Food Products)	1,585	70,200
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	260	155,235
Dick's Sporting Goods, Inc. (Specialty Retail)	623	66,630
Dolby Laboratories, Inc. - Class A (Software)	592	47,916
Donaldson Co., Inc. (Machinery)	1,205	69,480
Doximity, Inc.* - Class A (Health Care Technology)	1,247	25,476
Dropbox, Inc.* - Class A (Software)	2,563	67,407
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	963	51,973
Dynatrace, Inc.* (Software)	2,361	105,560
Eagle Materials, Inc. (Construction Materials)	352	54,176
East West Bancorp, Inc. (Banks)	1,406	75,389
EastGroup Properties, Inc. (Industrial REITs)	452	73,789
EMCOR Group, Inc. (Construction & Engineering)	469	96,919
Encompass Health Corp. (Health Care Providers & Services)	996	62,310
EnerSys (Electrical Equipment)	408	34,917
Enovis Corp.* (Health Care Equipment & Supplies)	493	22,629
Envestnet, Inc.* (Software)	493	18,241
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,627	37,860
EPR Properties (Specialized REITs)	749	31,982
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,303	38,168
Equity LifeStyle Properties, Inc. (Residential REITs)	1,851	121,797
Erie Indemnity Co. - Class A (Insurance)	248	68,495
Esab Corp. (Machinery)	563	35,638
Essent Group, Ltd. (Financial Services)	1,063	50,216
Essential Utilities, Inc. (Water Utilities)	2,420	80,973
Euronet Worldwide, Inc.* (Financial Services)	469	36,038
Evercore, Inc. (Capital Markets)	346	45,042
Exelixis, Inc.* (Biotechnology)	3,164	65,147
ExlService Holdings, Inc.* (Professional Services)	1,647	43,003
Exponent, Inc. (Professional Services)	505	37,011
F.N.B. Corp. (Banks)	3,564	38,099
Federated Hermes, Inc. (Capital Markets)	877	27,801
First American Financial Corp. (Insurance)	1,024	52,675
First Financial Bankshares, Inc. (Banks)	1,276	30,688
First Horizon Corp. (Banks)	5,550	59,663
First Industrial Realty Trust, Inc. (Industrial REITs)	1,315	55,625
FirstCash Holdings, Inc. (Consumer Finance)	368	40,083
Five Below, Inc.* (Specialty Retail)	553	96,211
Floor & Decor Holdings, Inc.*(a) - Class A (Specialty Retail)	1,078	88,827
Flowers Foods, Inc. (Food Products)	1,911	41,908
Flowserve Corp. (Machinery)	1,305	47,920
Fluor Corp.* (Construction & Engineering)	1,425	47,438
FNF Group (Insurance)	2,571	100,500
Fortune Brands Innovations, Inc. (Building Products)	1,261	70,364
Fox Factory Holding Corp.* (Automobile Components)	421	34,299
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,197	39,370
FTI Consulting, Inc.* (Professional Services)	338	71,744
GameStop Corp.*(a) - Class A (Specialty Retail)	2,664	36,683
Gaming & Leisure Properties, Inc. (Specialized REITs)	2,610	118,467
GATX Corp. (Trading Companies & Distributors)	352	36,812
Genpact, Ltd. (Professional Services)	1,658	55,609
Gentex Corp. (Automobile Components)	2,319	66,509
Glacier Bancorp, Inc. (Banks)	1,101	33,239
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,166	53,298
GoDaddy, Inc.* - Class A (IT Services)	1,459	106,843
Graco, Inc. (Machinery)	1,679	124,833
Graham Holdings Co. - Class B (Diversified Consumer Services)	37	21,413
Grand Canyon Education, Inc.* (Diversified Consumer Services)	296	35,026
Graphic Packaging Holding Co. (Containers & Packaging)	3,052	65,649
Greif, Inc. - Class A (Containers & Packaging)	253	16,066
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	982	27,172
GXO Logistics, Inc.* (Air Freight & Logistics)	1,182	59,703
H&R Block, Inc. (Diversified Consumer Services)	1,514	62,150
Haemonetics Corp.* (Health Care Equipment & Supplies)	504	42,956
Halozyme Therapeutics, Inc.* (Biotechnology)	1,311	44,404
Hancock Whitney Corp. (Banks)	856	29,472
Harley-Davidson, Inc. (Automobile Components)	1,281	34,395
Healthcare Realty Trust, Inc. (Health Care REITs)	3,784	54,301
HealthEquity, Inc.* (Health Care Providers & Services)	849	60,856
Helen of Troy, Ltd.* (Household Durables)	239	23,498
Hertz Global Holdings, Inc.* (Ground Transportation)	1,328	11,195
Hexcel Corp. (Aerospace & Defense)	840	52,013
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,446	80,079
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	722	25,956
Home BancShares, Inc. (Banks)	1,872	38,282
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	456	46,713
ICU Medical, Inc.* (Health Care Equipment & Supplies)	201	19,710
IDACORP, Inc. (Electric Utilities)	503	47,639

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Inari Medical, Inc.* (Health Care Equipment & Supplies)	507	$30,780
Independence Realty Trust, Inc. (Residential REITs)	2,229	27,617
Ingredion, Inc. (Food Products)	658	61,576
Insperity, Inc. (Professional Services)	360	38,102
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	704	25,316
Interactive Brokers Group, Inc. (Capital Markets)	1,063	85,115
International Bancshares Corp. (Banks)	531	23,274
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	296	25,426
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,242	46,016
ITT, Inc. (Machinery)	816	76,174
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,301	159,762
Janus Henderson Group PLC (Capital Markets)	1,317	30,383
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	628	79,769
Jefferies Financial Group, Inc. (Capital Markets)	1,756	56,508
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	473	60,506
KB Home (Household Durables)	772	34,122
KBR, Inc. (Professional Services)	1,341	77,980
Kemper Corp. (Insurance)	599	23,888
Kilroy Realty Corp. (Office REITs)	1,059	30,266
Kinsale Capital Group, Inc. (Insurance)	218	72,792
Kirby Corp.* (Marine Transportation)	591	44,148
Kite Realty Group Trust (Retail REITs)	2,180	46,478
Knife River Corp.* (Construction Materials)	505	25,412
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,603	78,371
Kyndryl Holdings, Inc.* (IT Services)	2,273	33,254
Lamar Advertising Co. - Class A (Specialized REITs)	870	71,575
Lancaster Colony Corp. (Food Products)	202	34,172
Landstar System, Inc. (Ground Transportation)	358	58,991
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	680	43,928
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,369	76,129
Lear Corp. (Automobile Components)	585	75,909
Leggett & Platt, Inc. (Household Durables)	1,323	30,998
Lennox International, Inc. (Building Products)	318	117,832
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	905	66,165
Lincoln Electric Holdings, Inc. (Machinery)	570	99,635
Lithia Motors, Inc. (Specialty Retail)	274	66,366
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	248	53,734
LivaNova PLC* (Health Care Equipment & Supplies)	536	26,291
Louisiana-Pacific Corp. (Paper & Forest Products)	637	32,665
Lumentum Holdings, Inc.* (Communications Equipment)	682	26,741
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	537	37,880
Macy's, Inc. (Broadline Retail)	2,709	32,996
Manhattan Associates, Inc.* (Software)	613	119,523
ManpowerGroup, Inc. (Professional Services)	493	34,495
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	337	30,283
Masimo Corp.* (Health Care Equipment & Supplies)	441	35,778
MasTec, Inc.* (Construction & Engineering)	601	35,723
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,101	67,921
Mattel, Inc.* (Leisure Products)	3,519	67,143
Maximus, Inc. (Professional Services)	604	45,131
MDU Resources Group, Inc. (Construction & Engineering)	2,023	37,648
Medical Properties Trust, Inc.(a) (Health Care REITs)	5,946	28,422
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	232	56,299
MGIC Investment Corp. (Financial Services)	2,805	47,236
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	625	41,038
Morningstar, Inc. (Capital Markets)	259	65,590
MP Materials Corp.* (Metals & Mining)	1,431	23,468
MSA Safety, Inc. (Commercial Services & Supplies)	368	58,100
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	471	44,627
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,474	66,138
Murphy USA, Inc. (Specialty Retail)	195	70,725
National Fuel Gas Co. (Gas Utilities)	913	46,518
National Storage Affiliates Trust (Specialized REITs)	825	23,529
NCR Atleos Corp.* (Financial Services)	1	11
NCR Corp.* (Software)	1,329	20,320
Neogen Corp.* (Health Care Equipment & Supplies)	1,954	29,095
Neurocrine Biosciences, Inc.* (Biotechnology)	971	107,722
New Jersey Resources Corp. (Gas Utilities)	970	39,363
New York Community Bancorp, Inc. (Banks)	7,178	68,047
NewMarket Corp. (Chemicals)	68	32,786
Nexstar Media Group, Inc. (Media)	331	46,366
NNN REIT, Inc. (Retail REITs)	1,813	65,865
Nordstrom, Inc. (Broadline Retail)	961	13,435
NorthWestern Corp. (Multi-Utilities)	597	28,662
NOV, Inc. (Energy Equipment & Services)	3,912	78,085
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	356	47,013
nVent Electric PLC (Electrical Equipment)	1,647	79,270
OGE Energy Corp. (Electric Utilities)	1,991	68,092
Old National Bancorp (Banks)	2,907	39,826
Old Republic International Corp. (Insurance)	2,631	72,037
Olin Corp. (Chemicals)	1,250	53,400
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	615	47,502
Omega Healthcare Investors, Inc. (Health Care REITs)	2,434	80,566
ONE Gas, Inc. (Gas Utilities)	551	33,280
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	488	54,837

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Option Care Health, Inc.* (Health Care Providers & Services)	1,788	$49,581
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	534	32,862
Oshkosh Corp. (Machinery)	649	56,937
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,523	121,104
Owens Corning (Building Products)	892	101,126
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,141	24,686
Patterson Cos., Inc. (Health Care Providers & Services)	845	25,739
Paylocity Holding Corp.* (Professional Services)	428	76,784
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,094	51,998
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,500	29,595
Penske Automotive Group, Inc. (Specialty Retail)	195	27,901
Penumbra, Inc.* (Health Care Equipment & Supplies)	382	73,019
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,552	89,644
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	3,649	53,166
Perrigo Co. PLC (Pharmaceuticals)	1,346	37,203
Physicians Realty Trust (Health Care REITs)	2,368	25,716
Pilgrim's Pride Corp.* (Food Products)	400	10,200
Pinnacle Financial Partners, Inc. (Banks)	762	47,518
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	841	46,482
PNM Resources, Inc. (Electric Utilities)	853	36,048
Polaris, Inc. (Leisure Products)	530	45,803
Portland General Electric Co. (Electric Utilities)	1,004	40,180
Post Holdings, Inc.* (Food Products)	505	40,541
PotlatchDeltic Corp. (Specialized REITs)	794	34,023
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	570	39,518
Primerica, Inc. (Insurance)	356	68,053
Progyny, Inc.* (Health Care Providers & Services)	825	25,460
Prosperity Bancshares, Inc. (Banks)	931	50,777
PVH Corp. (Textiles, Apparel & Luxury Goods)	624	46,394
Qualys, Inc.* (Software)	365	55,827
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	491	29,990
R1 RCM, Inc.* (Health Care Providers & Services)	1,955	23,049
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,399	85,980
Rayonier, Inc. (Specialized REITs)	1,355	34,200
RBC Bearings, Inc.* (Machinery)	288	63,314
Regal Rexnord Corp. (Electrical Equipment)	659	78,032
Reinsurance Group of America, Inc. (Insurance)	658	98,351
Reliance Steel & Aluminum Co. (Metals & Mining)	583	148,305
RenaissanceRe Holdings, Ltd. (Insurance)	508	111,552
Repligen Corp.* (Life Sciences Tools & Services)	515	69,299
Rexford Industrial Realty, Inc. (Industrial REITs)	2,052	88,728
RH* (Specialty Retail)	153	33,348
RLI Corp. (Insurance)	399	53,163
Royal Gold, Inc. (Metals & Mining)	653	68,127
RPM International, Inc. (Chemicals)	1,282	117,009
Ryder System, Inc. (Ground Transportation)	453	44,186
Sabra Health Care REIT, Inc. (Health Care REITs)	2,296	31,317
Saia, Inc.* (Ground Transportation)	264	94,640
Science Applications International Corp. (Professional Services)	534	58,334
SEI Investments Co. (Capital Markets)	1,000	53,660
Selective Insurance Group, Inc. (Insurance)	601	62,570
Sensata Technologies Holding PLC (Electrical Equipment)	1,515	48,298
Service Corp. International (Diversified Consumer Services)	1,499	81,575
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	366	75,492
Silgan Holdings, Inc. (Containers & Packaging)	830	33,250
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	317	29,221
Simpson Manufacturing Co., Inc. (Building Products)	424	56,468
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,335	64,374
SLM Corp. (Consumer Finance)	2,245	29,185
Sonoco Products Co. (Containers & Packaging)	973	50,411
Sotera Health Co.* (Life Sciences Tools & Services)	981	12,419
SouthState Corp. (Banks)	756	49,972
Southwest Gas Holdings, Inc. (Gas Utilities)	597	34,990
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,946	78,045
Spire, Inc. (Gas Utilities)	523	29,094
Spirit Realty Capital, Inc. (Retail REITs)	1,405	50,566
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,014	42,608
STAG Industrial, Inc. (Industrial REITs)	1,786	59,331
Starwood Property Trust, Inc. (Mortgage REITs)	2,952	52,398
Stericycle, Inc.* (Commercial Services & Supplies)	920	37,941
Stifel Financial Corp. (Capital Markets)	1,038	59,166
Sunrun, Inc.* (Electrical Equipment)	2,157	20,815
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	455	108,959
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	392	32,795
Synovus Financial Corp. (Banks)	1,452	37,854
Taylor Morrison Home Corp.* (Household Durables)	1,088	41,692
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	516	47,307
TEGNA, Inc. (Media)	2,001	29,035
Tempur Sealy International, Inc. (Household Durables)	1,711	68,320
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,009	54,183
Teradata Corp.* (Software)	993	42,421

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Terex Corp. (Machinery)	670	$30,686
Tetra Tech, Inc. (Commercial Services & Supplies)	529	79,831
Texas Capital Bancshares, Inc.* (Banks)	477	26,264
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	664	67,423
The Boston Beer Co., Inc.* - Class A (Beverages)	94	31,391
The Brink's Co. (Commercial Services & Supplies)	461	30,822
The Chemours Co. (Chemicals)	1,472	35,490
The Gap, Inc. (Specialty Retail)	2,120	27,136
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,815	33,499
The Hanover Insurance Group, Inc. (Insurance)	356	41,727
The Middleby Corp.* (Machinery)	533	60,160
The New York Times Co. - Class A (Media)	1,626	65,544
The Scotts Miracle-Gro Co. (Chemicals)	412	18,309
The Timken Co. (Machinery)	649	44,859
The Toro Co. (Machinery)	1,033	83,507
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,685	32,049
The Western Union Co. (Financial Services)	3,721	42,010
Thor Industries, Inc. (Automobile Components)	530	46,603
TKO Group Holdings, Inc. (Entertainment)	521	42,712
Toll Brothers, Inc. (Household Durables)	1,087	76,863
TopBuild Corp.* (Household Durables)	316	72,288
Topgolf Callaway Brands Corp.* (Leisure Products)	1,418	17,328
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	735	25,012
Trex Co., Inc.* (Building Products)	1,079	60,651
UFP Industries, Inc. (Building Products)	615	58,530
UGI Corp. (Gas Utilities)	2,082	43,306
UMB Financial Corp. (Banks)	434	27,220
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,874	12,837
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,986	12,770
United Bankshares, Inc. (Banks)	1,342	38,166
United States Steel Corp. (Metals & Mining)	2,216	75,100
United Therapeutics Corp.* (Biotechnology)	466	103,853
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	433	60,264
Unum Group (Insurance)	1,828	89,389
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,258	87,927
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	383	81,291
Valaris, Ltd.* (Energy Equipment & Services)	632	41,737
Valley National Bancorp (Banks)	4,236	32,956
Valmont Industries, Inc. (Construction & Engineering)	209	41,154
Valvoline, Inc. (Specialty Retail)	1,378	40,885
Vestis Corp.* (Commercial Services & Supplies)	1,296	19,816
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,262	28,067
Visteon Corp.* (Automobile Components)	280	32,236
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,435	112,394
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,537	45,434
Vornado Realty Trust (Office REITs)	1,591	30,548
Voya Financial, Inc. (Financial Services)	1,051	70,175
Watsco, Inc. (Trading Companies & Distributors)	333	116,181
Watts Water Technologies, Inc. - Class A (Machinery)	272	47,059
Weatherford International PLC* (Energy Equipment & Services)	716	66,652
Webster Financial Corp. (Banks)	1,722	65,384
Werner Enterprises, Inc. (Ground Transportation)	630	22,882
WESCO International, Inc. (Trading Companies & Distributors)	440	56,408
Westlake Corp. (Chemicals)	317	36,569
WEX, Inc.* (Financial Services)	426	70,921
Williams-Sonoma, Inc. (Specialty Retail)	638	95,853
Wingstop, Inc. (Hotels, Restaurants & Leisure)	297	54,283
Wintrust Financial Corp. (Banks)	608	45,412
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,237	41,860
Woodward, Inc. (Aerospace & Defense)	601	74,945
Worthington Industries, Inc. (Metals & Mining)	303	18,671
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	838	60,671
XPO, Inc.* (Ground Transportation)	1,152	87,333
YETI Holdings, Inc.* (Leisure Products)	862	36,652
Ziff Davis, Inc.* (Interactive Media & Services)	461	27,872
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	3,031	39,282
TOTAL COMMON STOCKS
(Cost $14,463,457)		21,175,655

Repurchase Agreements(b)(c) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $6,114,878	$6,114,000	$6,114,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,114,000)		6,114,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	167,858	$167,858
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $167,858)		167,858
TOTAL INVESTMENT SECURITIES
(Cost $20,745,315) - 97.2%		27,457,513
Net other assets (liabilities) - 2.8%		780,898
NET ASSETS - 100.0%		$28,238,411

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $167,400.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $4,453,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
REIT	Real Estate Investment Trust

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	20	12/18/23	$4,750,200	$(431,152)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/23	5.83%	$9,048,505	$150,019
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/27/23	5.60%	2,362,790	22,822
				$11,411,295	$172,841

S&P MidCap 400	UBS AG	11/27/23	5.68%	$13,415,654	$219,748
SPDR S&P MidCap 400 ETF	UBS AG	11/27/23	5.63%	5,718,059	94,844
				$19,133,713	$314,592
				$30,545,008	$487,433

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$270,026	1.0%
Air Freight & Logistics	59,703	0.2%
Automobile Components	424,069	1.5%
Banks	1,105,914	3.9%
Beverages	135,675	0.5%
Biotechnology	347,290	1.2%
Broadline Retail	93,933	0.3%
Building Products	799,534	2.8%
Capital Markets	465,984	1.6%
Chemicals	455,864	1.6%
Commercial Services & Supplies	303,345	1.1%
Communications Equipment	108,859	0.4%
Construction & Engineering	364,445	1.3%
Construction Materials	79,588	0.3%
Consumer Finance	134,508	0.5%
Consumer Staples Distribution & Retail	439,237	1.6%
Containers & Packaging	406,304	1.4%
Diversified Consumer Services	200,164	0.7%
Diversified Telecommunication Services	85,386	0.3%
Electric Utilities	222,477	0.8%
Electrical Equipment	311,705	1.1%
Electronic Equipment, Instruments & Components	666,153	2.4%
Energy Equipment & Services	246,626	0.9%
Entertainment	42,712	0.2%
Financial Services	316,607	1.1%
Food Products	258,597	0.9%
Gas Utilities	226,551	0.8%
Ground Transportation	429,507	1.5%
Health Care Equipment & Supplies	546,142	1.9%
Health Care Providers & Services	483,208	1.7%
Health Care REITs	220,322	0.8%
Health Care Technology	25,476	0.1%
Hotel & Resort REITs	24,686	0.1%
Hotels, Restaurants & Leisure	776,771	2.7%
Household Durables	347,781	1.2%
Independent Power and Renewable Electricity Producers	145,256	0.5%
Industrial REITs	277,473	1.0%
Insurance	1,042,672	3.7%
Interactive Media & Services	67,154	0.2%
IT Services	140,097	0.5%
Leisure Products	215,137	0.8%
Life Sciences Tools & Services	220,885	0.8%
Machinery	1,006,833	3.6%
Marine Transportation	44,148	0.2%
Media	165,689	0.6%
Metals & Mining	513,061	1.8%
Mortgage REITs	128,996	0.5%
Multi-Utilities	60,911	0.2%
Office REITs	113,252	0.4%
Oil, Gas & Consumable Fuels	1,082,026	3.8%
Paper & Forest Products	32,665	0.1%
Personal Care Products	90,450	0.3%
Pharmaceuticals	116,972	0.4%
Professional Services	684,752	2.4%
Real Estate Management & Development	60,506	0.2%
Residential REITs	192,732	0.7%
Retail REITs	278,544	1.0%
Semiconductors & Semiconductor Equipment	489,647	1.7%
Software	605,626	2.1%
Specialized REITs	389,934	1.4%
Specialty Retail	685,296	2.4%
Technology Hardware, Storage & Peripherals	108,959	0.4%
Textiles, Apparel & Luxury Goods	455,832	1.6%
Trading Companies & Distributors	254,028	0.9%
Water Utilities	80,973	0.3%
Other **	7,062,756	25.1%
Total	$28,238,411	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (73.8%)

	Shares	Value
Adobe, Inc.* (Software)	19,034	$10,127,231
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	67,470	6,645,795
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	17,805	2,106,153
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,196	589,950
Alphabet, Inc.* - Class A (Interactive Media & Services)	115,526	14,334,466
Alphabet, Inc.* - Class C (Interactive Media & Services)	112,956	14,153,387
Amazon.com, Inc.* (Broadline Retail)	200,905	26,738,446
American Electric Power Co., Inc. (Electric Utilities)	21,514	1,625,167
Amgen, Inc. (Biotechnology)	22,337	5,711,570
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	20,809	3,273,880
ANSYS, Inc.* (Software)	3,624	1,008,414
Apple, Inc. (Technology Hardware, Storage & Peripherals)	304,427	51,986,999
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	34,933	4,623,383
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,621	2,168,291
AstraZeneca PLCADR (Pharmaceuticals)	24,327	1,538,196
Atlassian Corp.* - Class A (Software)	6,402	1,156,457
Autodesk, Inc.* (Software)	8,927	1,764,243
Automatic Data Processing, Inc. (Professional Services)	17,204	3,754,257
Baker Hughes Co. (Energy Equipment & Services)	42,163	1,451,251
Biogen, Inc.* (Biotechnology)	6,048	1,436,642
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,490	4,156,445
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	17,234	14,500,171
Cadence Design Systems, Inc.* (Software)	11,350	2,722,298
Charter Communications, Inc.* - Class A (Media)	6,250	2,517,500
Cintas Corp. (Commercial Services & Supplies)	4,249	2,154,753
Cisco Systems, Inc. (Communications Equipment)	170,173	8,871,118
Cognizant Technology Solutions Corp. - Class A (IT Services)	21,090	1,359,672
Comcast Corp. - Class A (Media)	171,869	7,096,471
Constellation Energy Corp. (Electric Utilities)	13,430	1,516,516
Copart, Inc.* (Commercial Services & Supplies)	39,875	1,735,360
CoStar Group, Inc.* (Real Estate Management & Development)	17,052	1,251,787
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	18,520	10,231,189
Crowdstrike Holdings, Inc.* - Class A (Software)	9,440	1,668,709
CSX Corp. (Ground Transportation)	83,783	2,500,922
Datadog, Inc.* - Class A (Software)	12,489	1,017,479
Dexcom, Inc.* (Health Care Equipment & Supplies)	16,197	1,438,780
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	7,467	1,197,109
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	9,187	1,020,584
eBay, Inc. (Broadline Retail)	22,223	871,808
Electronic Arts, Inc. (Entertainment)	11,313	1,400,436
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	5,694	453,129
Exelon Corp. (Electric Utilities)	41,560	1,618,346
Fastenal Co. (Trading Companies & Distributors)	23,859	1,391,934
Fortinet, Inc.* (Software)	32,795	1,874,890
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	18,994	1,264,431
Gilead Sciences, Inc. (Biotechnology)	52,033	4,086,672
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	22,874	1,135,008
Honeywell International, Inc. (Industrial Conglomerates)	27,727	5,081,250
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,467	1,384,962
Illumina, Inc.* (Life Sciences Tools & Services)	6,611	723,376
Intel Corp. (Semiconductors & Semiconductor Equipment)	174,889	6,383,449
Intuit, Inc. (Software)	11,695	5,788,440
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	14,672	3,847,291
JD.com, Inc.ADR (Broadline Retail)	18,940	481,455
Keurig Dr Pepper, Inc. (Beverages)	58,349	1,769,725
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,709	2,681,517
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,534	3,255,209
Lucid Group, Inc.*(a) (Automobile Components)	94,904	391,004
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	5,071	1,995,337
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	12,454	2,348,326
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	36,030	1,701,337
MercadoLibre, Inc.* (Broadline Retail)	2,092	2,595,628
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	60,663	18,275,942
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,731	1,620,493
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	45,739	3,058,567
Microsoft Corp. (Software)	144,671	48,914,713
Moderna, Inc.* (Biotechnology)	15,893	1,207,232
Mondelez International, Inc. - Class A (Food Products)	56,810	3,761,390
Monster Beverage Corp.* (Beverages)	43,744	2,235,318
Netflix, Inc.* (Entertainment)	18,506	7,618,735
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	48,095	19,613,140
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	10,766	1,856,381
Old Dominion Freight Line, Inc. (Ground Transportation)	4,563	1,718,700

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	18,020	$1,128,773
O'Reilly Automotive, Inc.* (Specialty Retail)	2,516	2,340,987
PACCAR, Inc. (Machinery)	21,832	1,801,795
Palo Alto Networks, Inc.* (Software)	12,772	3,103,851
Paychex, Inc. (Professional Services)	15,056	1,671,969
PayPal Holdings, Inc.* (Financial Services)	45,854	2,375,237
PDD Holdings, Inc.*ADR (Broadline Retail)	27,207	2,759,334
PepsiCo, Inc. (Beverages)	57,485	9,386,151
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	46,604	5,079,370
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,457	3,475,970
Ross Stores, Inc. (Specialty Retail)	14,226	1,649,789
Seagen, Inc.* (Biotechnology)	7,838	1,668,005
Sirius XM Holdings, Inc.(a) (Media)	160,457	686,756
Starbucks Corp. (Hotels, Restaurants & Leisure)	47,831	4,411,932
Synopsys, Inc.* (Software)	6,351	2,981,413
Tesla, Inc.* (Automobile Components)	61,803	12,412,515
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	37,916	5,384,451
The Kraft Heinz Co. (Food Products)	51,293	1,613,678
The Trade Desk, Inc.* - Class A (Media)	18,632	1,322,127
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	49,128	7,067,554
Verisk Analytics, Inc. (Professional Services)	6,056	1,376,892
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,778	3,902,822
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	36,049	759,913
Warner Bros. Discovery, Inc.* (Entertainment)	101,784	1,011,733
Workday, Inc.* - Class A (Software)	8,644	1,830,021
Xcel Energy, Inc. (Electric Utilities)	23,032	1,365,107
Zoom Video Communications, Inc.* - Class A (Software)	10,619	636,928
Zscaler, Inc.* (Software)	6,092	966,739
TOTAL COMMON STOCKS
(Cost $187,922,518)		471,728,424

Repurchase Agreements(b)(c) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $136,408,595	$136,389,000	$136,389,000
TOTAL REPURCHASE AGREEMENTS
(Cost $136,389,000)		136,389,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.28%(e)	2,291,913	$2,291,913
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,291,913)		2,291,913
TOTAL INVESTMENT SECURITIES
(Cost $326,603,431) - 95.6%		610,409,337
Net other assets (liabilities) - 4.4%		28,089,977
NET ASSETS - 100.0%		$638,499,314

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2023. The total value of securities on loan as of October 31, 2023 was $2,212,710.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $102,528,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	244	12/18/23	$70,712,420	$(3,901,063)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	11/27/23	5.73%	$91,660,864	$1,318,368
Nasdaq-100 Index	Goldman Sachs International	11/27/23	5.93%	306,139,236	4,417,259
				$397,800,100	$5,735,627

Invesco QQQ Trust, Series 1 ETF	UBS AG	11/27/23	5.73%	$99,313,553	$1,511,515
Nasdaq-100 Index	UBS AG	11/27/23	6.13%	237,886,735	3,651,849
				$337,200,288	$5,163,364
				$735,000,388	$10,898,991

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Automobile Components	$12,803,519	2.0%
Beverages	13,391,194	2.1%
Biotechnology	21,488,913	3.4%
Broadline Retail	33,446,672	5.2%
Commercial Services & Supplies	3,890,113	0.6%
Communications Equipment	8,871,119	1.4%
Consumer Staples Distribution & Retail	12,011,686	1.9%
Electric Utilities	6,125,136	1.0%
Energy Equipment & Services	1,451,250	0.2%
Entertainment	10,030,904	1.6%
Financial Services	2,375,237	0.4%
Food Products	5,375,068	0.8%
Ground Transportation	4,219,622	0.7%
Health Care Equipment & Supplies	8,525,414	1.3%
Hotels, Restaurants & Leisure	13,022,856	2.0%
Industrial Conglomerates	5,081,250	0.8%
Interactive Media & Services	46,763,795	7.3%
IT Services	1,359,672	0.2%
Life Sciences Tools & Services	723,376	0.1%
Machinery	1,801,795	0.3%
Media	11,622,854	1.8%
Oil, Gas & Consumable Fuels	1,197,109	0.2%
Pharmaceuticals	1,538,196	0.2%
Professional Services	6,803,118	1.1%
Real Estate Management & Development	1,251,787	0.2%
Semiconductors & Semiconductor Equipment	84,562,344	13.3%
Software	85,561,825	13.4%
Specialty Retail	3,990,776	0.6%
Technology Hardware, Storage & Peripherals	51,986,999	8.1%
Textiles, Apparel & Luxury Goods	1,995,337	0.3%
Trading Companies & Distributors	1,391,934	0.2%
Wireless Telecommunication Services	7,067,554	1.1%
Other **	166,770,890	26.2%
Total	$638,499,314	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (88.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,519,218	$1,519,000	$1,519,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,519,000)		1,519,000
TOTAL INVESTMENT SECURITIES
(Cost $1,519,000) - 88.9%		1,519,000
Net other assets (liabilities) - 11.1%		188,796
NET ASSETS - 100.0%		$1,707,796

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $133,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	11/27/23	(4.83)%	$(1,524,787)	$13,456
S&P China Select ADR Index (USD)	UBS AG	11/27/23	(4.08)%	(1,902,429)	14,165
				$(3,427,216)	$27,621

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (104.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $2,872,413	$2,872,000	$2,872,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,872,000)		2,872,000
TOTAL INVESTMENT SECURITIES
(Cost $2,872,000) - 104.7%		2,872,000
Net other assets (liabilities) - (4.7)%		(128,644)
NET ASSETS - 100.0%		$2,743,356

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $856,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/23	(5.68)%	$(2,289,308)	$(48,559)
Dow Jones Industrial Average	UBS AG	11/27/23	(5.18)%	(3,192,874)	(59,565)
				$(5,482,182)	$(108,124)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (94.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $694,100	$694,000	$694,000
TOTAL REPURCHASE AGREEMENTS
(Cost $694,000)		694,000
TOTAL INVESTMENT SECURITIES
(Cost $694,000) - 94.7%		694,000
Net other assets (liabilities) - 5.3%		39,221
NET ASSETS - 100.0%		$733,221

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $103,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	11/27/23	(4.98)%	$(785,066)	$2,660
S&P Emerging 50 ADR Index (USD)	UBS AG	11/27/23	(4.83)%	(684,264)	1,730
				$(1,469,330)	$4,390

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (103.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $2,220,319	$2,220,000	$2,220,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,220,000)		2,220,000
TOTAL INVESTMENT SECURITIES
(Cost $2,220,000) - 103.4%		2,220,000
Net other assets (liabilities) - (3.4)%		(73,032)
NET ASSETS - 100.0%		$2,146,968

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $184,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/23	(5.13)%	$(2,317,855)	$(36,973)
MSCI EAFE Index	UBS AG	11/27/23	(5.03)%	(1,981,937)	(35,937)
				$(4,299,792)	$(72,910)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a) (105.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $260,037	$260,000	$260,000
TOTAL REPURCHASE AGREEMENTS
(Cost $260,000)		260,000
TOTAL INVESTMENT SECURITIES
(Cost $260,000) - 105.1%		260,000
Net other assets (liabilities) - (5.1)%		(12,689)
NET ASSETS - 100.0%		$247,311

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	2	12/8/23	$(313,750)	$(1,056)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/23	(5.58)%	$(180,095)	$(6,955)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,323,190	$1,323,000	$1,323,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,323,000)		1,323,000
TOTAL INVESTMENT SECURITIES
(Cost $1,323,000) - 98.0%		1,323,000
Net other assets (liabilities) - 2.0%		27,334
NET ASSETS - 100.0%		$1,350,334

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $186,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	11/27/23	(4.83)%	$(1,192,952)	$1,927
S&P Latin America 35 ADR Index (USD)	UBS AG	11/27/23	(4.83)%	(1,504,071)	1,903
				$(2,697,023)	$3,830

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (150.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,814,261	$1,814,000	$1,814,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,814,000)		1,814,000
TOTAL INVESTMENT SECURITIES
(Cost $1,814,000) - 150.9%		1,814,000
Net other assets (liabilities) - (50.9)%		(611,803)
NET ASSETS - 100.0%		$1,202,197

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $561,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/23	(5.43)%	$(1,475,450)	$(49,117)
S&P MidCap 400	UBS AG	11/27/23	(5.33)%	(947,507)	(15,556)
				$(2,422,957)	$(64,673)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $20,877,999	$20,875,000	$20,875,000
TOTAL REPURCHASE AGREEMENTS
(Cost $20,875,000)		20,875,000
TOTAL INVESTMENT SECURITIES
(Cost $20,875,000) - 101.8%		20,875,000
Net other assets (liabilities) - (1.8)%		(373,046)
NET ASSETS - 100.0%		$20,501,954

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $6,597,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	4	12/18/23	$(1,159,220)	$88,276

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/23	(5.68)%	$(19,294,698)	$(334,084)
Nasdaq-100 Index	UBS AG	11/27/23	(5.48)%	(20,533,937)	(316,680)
				$(39,828,635)	$(650,764)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (114.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $5,808,834	$5,808,000	$5,808,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,808,000)		5,808,000
TOTAL INVESTMENT SECURITIES
(Cost $5,808,000) - 114.7%		5,808,000
Net other assets (liabilities) - (14.7)%		(743,656)
NET ASSETS - 100.0%		$5,064,344

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $1,999,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	12/18/23	$(500,520)	$68,133

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/23	(5.33)%	$(2,453,525)	$(61,705)
Russell 2000 Index	UBS AG	11/27/23	(4.83)%	(7,186,036)	(106,240)
				$(9,639,561)	$(167,945)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks  (69.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	286	$2,148
1st Source Corp. (Banks)	183	8,348
23andMe Holding Co.* - Class A (Health Care Providers & Services)	2,893	2,451
2seventy bio, Inc.* (Biotechnology)	551	1,344
2U, Inc.* (Diversified Consumer Services)	869	1,842
374Water, Inc.* (Machinery)	659	1,133
3D Systems Corp.* (Machinery)	1,399	5,218
4D Molecular Therapeutics, Inc.* (Biotechnology)	430	4,618
5E Advanced Materials, Inc.* (Metals & Mining)	432	972
89bio, Inc.* (Biotechnology)	678	5,017
8x8, Inc.* (Software)	1,279	3,044
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	240	1,423
A10 Networks, Inc. (Software)	775	8,424
Aadi Bioscience, Inc.* (Biotechnology)	178	780
AAON, Inc. (Building Products)	744	40,533
AAR Corp.* (Aerospace & Defense)	379	22,497
Abercrombie & Fitch Co.* (Specialty Retail)	535	32,539
ABM Industries, Inc. (Commercial Services & Supplies)	727	28,600
Acacia Research Corp.* (Financial Services)	417	1,497
Academy Sports & Outdoors, Inc. (Specialty Retail)	819	36,724
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,329	29,996
Acadia Realty Trust (Retail REITs)	1,026	14,692
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	591	5,821
ACCO Brands Corp. (Commercial Services & Supplies)	1,013	5,126
Accolade, Inc.* (Health Care Providers & Services)	744	4,836
Accuray, Inc.* (Health Care Equipment & Supplies)	1,023	2,701
ACELYRIN, Inc.* (Biotechnology)	364	3,707
ACI Worldwide, Inc.* (Software)	1,190	24,240
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	761	3,790
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	527	7,167
ACNB Corp. (Banks)	92	3,166
Acrivon Therapeutics, Inc.* (Biotechnology)	95	498
Actinium Pharmaceuticals, Inc.* (Biotechnology)	293	1,635
Acushnet Holdings Corp. (Leisure Products)	342	17,428
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	1,394	18,582
AdaptHealth Corp.* (Health Care Providers & Services)	1,050	7,697
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,245	5,528
Addus HomeCare Corp.* (Health Care Providers & Services)	172	13,571
Adeia, Inc. (Software)	1,174	9,897
Adicet Bio, Inc.* (Biotechnology)	335	442
Adient PLC* (Automobile Components)	1,049	35,341
ADMA Biologics, Inc.* (Biotechnology)	2,310	7,808
Adtalem Global Education, Inc.* (Diversified Consumer Services)	478	24,760
ADTRAN Holdings, Inc. (Communications Equipment)	856	5,624
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	413	36,038
AdvanSix, Inc. (Chemicals)	291	8,017
Advantage Solutions, Inc.* (Media)	953	2,192
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	284	6,691
Aerovate Therapeutics, Inc.* (Biotechnology)	123	1,305
AeroVironment, Inc.* (Aerospace & Defense)	286	32,793
AerSale Corp.* (Aerospace & Defense)	281	4,296
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	873	435
AFC Gamma, Inc. (Mortgage REITs)	180	1,904
Agenus, Inc.* (Biotechnology)	3,842	3,074
Agiliti, Inc.* (Health Care Providers & Services)	325	1,830
Agilysys, Inc.* (Software)	220	18,874
Agios Pharmaceuticals, Inc.* (Biotechnology)	609	12,795
Air Transport Services Group, Inc.* (Air Freight & Logistics)	618	12,094
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	133	798
Akero Therapeutics, Inc.* (Biotechnology)	563	6,711
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	760	385
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	245	858
Alamo Group, Inc. (Machinery)	111	17,793
Alarm.com Holdings, Inc.* (Software)	526	26,894
Albany International Corp. (Machinery)	343	27,992
Aldeyra Therapeutics, Inc.* (Biotechnology)	511	874
Alector, Inc.* (Biotechnology)	696	3,619
Alerus Financial Corp. (Financial Services)	199	3,445
Alexander & Baldwin, Inc. (Diversified REITs)	796	12,577
Alexander's, Inc. (Retail REITs)	23	4,324
Alico, Inc. (Food Products)	78	1,906
Alight, Inc.* - Class A (Professional Services)	4,368	29,004
Alignment Healthcare, Inc.* (Health Care Providers & Services)	933	6,419
Alkami Technology, Inc.* (Software)	433	7,772
Alkermes PLC* (Biotechnology)	1,820	44,026
Allakos, Inc.* (Biotechnology)	730	1,394
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,043	902
Allegiant Travel Co. (Passenger Airlines)	173	11,525
ALLETE, Inc. (Electric Utilities)	634	33,944
Allied Motion Technologies, Inc. (Electronic Equipment, Instruments & Components)	142	3,919
Allogene Therapeutics, Inc.* (Biotechnology)	901	2,541
Allovir, Inc.* (Biotechnology)	560	840
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	254	6,025
Alpha Metallurgical Resources, Inc. (Metals & Mining)	137	30,135
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	881	8,088

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Alpine Immune Sciences, Inc.* (Biotechnology)	348	$3,564
Alpine Income Property Trust, Inc. (Diversified REITs)	143	2,202
Alta Equipment Group, Inc. (Trading Companies & Distributors)	253	2,325
Altair Engineering, Inc.* - Class A (Software)	590	36,651
AlTi Global, Inc.* (Capital Markets)	230	1,442
Altimmune, Inc.* (Biotechnology)	542	1,306
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	701	3,722
ALX Oncology Holdings, Inc.* (Biotechnology)	237	1,706
Amalgamated Financial Corp. (Banks)	194	3,539
A-Mark Precious Metals, Inc. (Financial Services)	206	5,578
Ambac Financial Group, Inc.* (Insurance)	486	5,895
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	416	18,716
AMC Networks, Inc.* - Class A (Media)	339	4,000
Amerant Bancorp, Inc. (Banks)	283	5,159
Ameresco, Inc.* - Class A (Construction & Engineering)	353	9,231
American Assets Trust, Inc. (Diversified REITs)	535	9,496
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,252	8,451
American Eagle Outfitters, Inc. (Specialty Retail)	2,005	35,027
American Equity Investment Life Holding Co. (Insurance)	853	45,175
American National Bankshares, Inc. (Banks)	113	4,312
American Realty Investors, Inc.* (Real Estate Management & Development)	16	201
American Software, Inc. - Class A (Software)	354	3,883
American States Water Co. (Water Utilities)	406	31,689
American Vanguard Corp. (Chemicals)	296	2,771
American Well Corp.* - Class A (Health Care Technology)	2,691	3,148
American Woodmark Corp.* (Building Products)	180	12,101
America's Car-Mart, Inc.* (Specialty Retail)	66	4,421
Ameris Bancorp (Banks)	727	27,117
AMERISAFE, Inc. (Insurance)	209	10,653
Ames National Corp. (Banks)	94	1,590
Amicus Therapeutics, Inc.* (Biotechnology)	3,075	33,733
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,124	23,447
AMMO, Inc.* (Leisure Products)	990	2,881
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	437	33,151
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,337	5,174
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	416	18,832
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	398	2,766
Amplitude, Inc.* - Class A (Software)	743	7,400
Amprius Technologies, Inc.* (Electrical Equipment)	59	172
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	557	9,085
AnaptysBio, Inc.* (Biotechnology)	205	3,344
Anavex Life Sciences Corp.* (Biotechnology)	782	4,364
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	130	1,088
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	414	2,567
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	159	9,817
Anika Therapeutics, Inc.* (Biotechnology)	160	3,120
Annexon, Inc.* (Biotechnology)	502	1,140
Anterix, Inc.* (Diversified Telecommunication Services)	141	4,299
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	1,183	5,525
Apartment Investment and Management Co.* (Residential REITs)	1,628	9,540
API Group Corp.* (Construction & Engineering)	2,296	59,397
Apogee Enterprises, Inc. (Building Products)	243	10,430
Apogee Therapeutics, Inc.* (Biotechnology)	213	3,659
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,558	15,518
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	470	14,669
Appfolio, Inc.* - Class A (Software)	211	39,577
Appian Corp.* - Class A (Software)	450	17,757
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,366	37,099
Applied Digital Corp.* (Software)	757	3,694
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	423	64,934
Arbor Realty Trust, Inc. (Mortgage REITs)	1,999	25,206
Arbutus Biopharma Corp.* (Biotechnology)	1,370	2,507
ArcBest Corp. (Ground Transportation)	265	28,854
Arcellx, Inc.* (Biotechnology)	416	14,664
Arch Resources, Inc. (Metals & Mining)	201	30,316
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	1,673	7,947
Archrock, Inc. (Energy Equipment & Services)	1,525	19,322
Arcosa, Inc. (Construction & Engineering)	533	36,814
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	255	4,871
Arcus Biosciences, Inc.* (Biotechnology)	578	9,080
Arcutis Biotherapeutics, Inc.* (Biotechnology)	564	1,269
Ardelyx, Inc.* (Biotechnology)	2,336	9,227
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	451	5,994
Ares Commercial Real Estate Corp. (Mortgage REITs)	570	5,227
Argan, Inc. (Construction & Engineering)	139	6,358
Argo Group International Holdings, Ltd. (Insurance)	350	10,444
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	328	2,739
Arko Corp. (Specialty Retail)	904	6,825
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	959	8,142
Armada Hoffler Properties, Inc. (Diversified REITs)	739	7,360

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc. (Mortgage REITs)	503	$7,329
Array Technologies, Inc.* (Electrical Equipment)	1,662	28,802
Arrow Financial Corp. (Banks)	161	3,431
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,109	27,270
ARS Pharmaceuticals, Inc.* (Biotechnology)	266	950
Artesian Resources Corp. - Class A (Water Utilities)	101	3,969
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	674	22,242
Artivion, Inc.* (Health Care Equipment & Supplies)	432	5,504
Arvinas, Inc.* (Pharmaceuticals)	538	8,673
Asana, Inc.* - Class A (Software)	872	16,106
Asbury Automotive Group, Inc.* (Specialty Retail)	227	43,442
ASGN, Inc.* (Professional Services)	529	44,149
Aspen Aerogels, Inc.* (Chemicals)	560	4,323
Assertio Holdings, Inc.* (Pharmaceuticals)	974	2,094
AssetMark Financial Holdings, Inc.* (Capital Markets)	241	5,762
Associated Banc-Corp. (Banks)	1,661	26,925
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	882	2,919
Astec Industries, Inc. (Machinery)	249	9,970
Astria Therapeutics, Inc.* (Biotechnology)	280	1,397
Astronics Corp.* (Aerospace & Defense)	286	4,384
Asure Software, Inc.* (Professional Services)	207	1,751
Atara Biotherapeutics, Inc.* (Biotechnology)	1,063	1,371
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	841	2,733
ATI, Inc.* (Metals & Mining)	1,415	53,444
Atkore, Inc.* (Electrical Equipment)	424	52,694
Atlanta Braves Holdings, Inc.* (Entertainment)	110	4,170
Atlanta Braves Holdings, Inc.* (Entertainment)	500	17,390
Atlantic Union Bankshares Corp. (Banks)	824	23,739
Atlanticus Holdings Corp.* (Consumer Finance)	51	1,492
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	179	3,260
Atmus Filtration Technologies, Inc.* (Automobile Components)	181	3,396
ATN International, Inc. (Diversified Telecommunication Services)	121	3,745
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	232	1,485
AtriCure, Inc.* (Health Care Equipment & Supplies)	511	17,701
Atrion Corp. (Health Care Equipment & Supplies)	15	5,130
Aura Biosciences, Inc.* (Biotechnology)	302	2,464
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,484	10,893
Aurora Innovation, Inc.* (Software)	3,653	6,393
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	508	9,327
Avantax, Inc.* (Capital Markets)	422	10,892
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	543	749
AvePoint, Inc.* (Software)	1,682	12,598
Aviat Networks, Inc.* (Communications Equipment)	122	3,257
Avid Bioservices, Inc.* (Biotechnology)	680	4,182
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	374	10,105
Avidity Biosciences, Inc.* (Biotechnology)	775	3,991
AvidXchange Holdings, Inc.* (Financial Services)	1,639	14,161
Avient Corp. (Chemicals)	993	31,399
Avista Corp. (Multi-Utilities)	828	26,239
Avita Medical, Inc.* (Biotechnology)	276	2,570
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	358	45,645
Axogen, Inc.* (Health Care Equipment & Supplies)	446	1,677
Axonics, Inc.* (Health Care Equipment & Supplies)	538	27,551
Axos Financial, Inc.* (Banks)	623	22,447
Axsome Therapeutics, Inc.* (Pharmaceuticals)	386	24,040
AZZ, Inc. (Building Products)	272	12,857
B Riley Financial, Inc. (Capital Markets)	205	7,423
B&G Foods, Inc. (Food Products)	780	6,295
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	645	1,696
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	323	44,752
Bakkt Holdings, Inc.* (Capital Markets)	765	773
Balchem Corp. (Chemicals)	351	40,801
Bally's Corp.* (Hotels, Restaurants & Leisure)	324	2,955
Banc of California, Inc. (Banks)	592	6,636
BancFirst Corp. (Banks)	242	19,629
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	302	6,819
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	257	2,727
Bank First Corp. (Banks)	102	8,055
Bank of Hawaii Corp. (Banks)	430	21,238
Bank of Marin Bancorp (Banks)	173	2,906
Bank7 Corp. (Banks)	41	859
BankUnited, Inc. (Banks)	816	17,797
Bankwell Financial Group, Inc. (Banks)	65	1,591
Banner Corp. (Banks)	375	15,829
Bar Harbor Bankshares (Banks)	164	4,103
BARK, Inc.* (Specialty Retail)	1,464	1,566
Barnes Group, Inc. (Machinery)	537	11,164
Barrett Business Services, Inc. (Professional Services)	73	6,677
BayCom Corp. (Banks)	129	2,554
BCB Bancorp, Inc. (Banks)	165	1,696
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	592	42,133
Beam Therapeutics, Inc.* (Biotechnology)	765	16,172
Beazer Homes USA, Inc.* (Household Durables)	323	7,813
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	115	6,231
Belden, Inc. (Electronic Equipment, Instruments & Components)	466	33,039

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
BellRing Brands, Inc.* (Personal Care Products)	1,471		$64,326
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	388		9,393
Benson Hill, Inc.* (Food Products)	1,901		293
Berkshire Hills Bancorp, Inc. (Banks)	484		9,491
Berry Corp. (Oil, Gas & Consumable Fuels)	837		6,989
Beyond Air, Inc.* (Health Care Equipment & Supplies)	297		692
Beyond Meat, Inc.* (Food Products)	650		3,881
BGC Group, Inc. - Class A (Capital Markets)	3,448		20,240
Big 5 Sporting Goods Corp. (Specialty Retail)	236		1,666
Big Lots, Inc. (Broadline Retail)	312		1,423
BigBear.ai Holdings, Inc.* (IT Services)	318		404
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	737		6,552
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	8		1,182
BioAtla, Inc.* (Biotechnology)	486		714
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,079		11,414
Biohaven, Ltd.* (Biotechnology)	639		16,940
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	382		3,858
Biomea Fusion, Inc.* (Biotechnology)	218		2,228
Biote Corp.* - Class A (Pharmaceuticals)	154		821
BioVie, Inc.* (Biotechnology)	37		161
Bioxcel Therapeutics, Inc.* (Biotechnology)	223		895
Bit Digital, Inc.* (Software)	793		1,665
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	250		6,430
Black Hills Corp. (Multi-Utilities)	731		35,344
Blackbaud, Inc.* (Software)	478		31,261
BlackLine, Inc.* (Software)	618		30,344
BlackSky Technology, Inc.* (Professional Services)	1,312		1,561
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	1,891		37,724
Blade Air Mobility, Inc.* (Passenger Airlines)	653		1,391
Blink Charging Co.* (Electrical Equipment)	596		1,418
Bloom Energy Corp.* - Class A (Electrical Equipment)	2,113		21,975
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	961		22,430
Blue Bird Corp.* (Machinery)	193		3,515
Blue Foundry Bancorp* (Banks)	259		1,955
Blue Ridge Bankshares, Inc. (Banks)	193		608
Bluebird Bio, Inc.* (Biotechnology)	1,174		3,463
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	118		3,954
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	96		6,827
Blueprint Medicines Corp.* (Biotechnology)	667		39,260
Bluerock Homes Trust, Inc.* (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	436		40,875
Boot Barn Holdings, Inc.* (Specialty Retail)	326		22,657
Borr Drilling, Ltd.* (Energy Equipment & Services)	2,411		14,779
Boston Omaha Corp.* - Class A (Media)	257		3,657
Bowlero Corp.* (Hotels, Restaurants & Leisure)	331		3,340
Bowman Consulting Group, Ltd.* (Construction & Engineering)	115		3,056
Box, Inc.* - Class A (Software)	1,547		38,458
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	720		1,886
Brandywine Realty Trust (Office REITs)	1,867		6,983
Braze, Inc.* - Class A (Software)	575		24,484
BRC, Inc.* - Class A (Food Products)	410		1,189
Bread Financial Holdings, Inc. (Consumer Finance)	554		14,975
Bridgebio Pharma, Inc.* (Biotechnology)	1,256		32,706
Bridgewater Bancshares, Inc.* (Banks)	224		2,157
Bright Green Corp.* (Pharmaceuticals)	663		241
Brightcove, Inc.* (IT Services)	474		1,460
Brightsphere Investment Group, Inc. (Capital Markets)	358		5,606
BrightSpire Capital, Inc. (Mortgage REITs)	1,413		7,998
BrightView Holdings, Inc.* (Commercial Services & Supplies)	454		3,060
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	481		16,316
Bristow Group, Inc.* (Energy Equipment & Services)	259		6,770
Broadstone Net Lease, Inc. (Diversified REITs)	2,063		29,191
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,045		7,996
Brookfield Business Corp. - Class A (Industrial Conglomerates)	286		4,067
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,318		33,952
Brookline Bancorp, Inc. (Banks)	958		7,798
BRP Group, Inc.* - Class A (Insurance)	661		13,835
BRT Apartments Corp. (Residential REITs)	131		2,126
Build-A-Bear Workshop, Inc. (Specialty Retail)	144		3,571
Bumble, Inc.* - Class A (Interactive Media & Services)	1,110		14,918
Burke & Herbert Financial Services Corp. (Banks)	70		3,131
Business First Bancshares, Inc. (Banks)	263		5,139
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	1,531		1,297
Byline Bancorp, Inc. (Banks)	271		5,141
C&F Financial Corp. (Banks)	36		1,896
C3.ai, Inc.* - Class A (Software)	664		16,202
Cabaletta Bio, Inc.* (Biotechnology)	378		5,390
Cabot Corp. (Chemicals)	607		40,354
Cactus, Inc. - Class A (Energy Equipment & Services)	709		33,280
Cadence Bank (Banks)	1,999		42,338
Cadiz, Inc.* (Water Utilities)	445		1,348
Cadre Holdings, Inc. (Aerospace & Defense)	213		5,975
Calavo Growers, Inc. (Food Products)	189		4,789
Caledonia Mining Corp. PLC (Metals & Mining)	180		1,993
Caleres, Inc. (Specialty Retail)	381		9,746
California Resources Corp. (Oil, Gas & Consumable Fuels)	788		41,441
California Water Service Group (Water Utilities)	634		30,863
Calix, Inc.* (Communications Equipment)	647		21,429

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	672	$25,099
Cal-Maine Foods, Inc. (Food Products)	419	18,985
Cambium Networks Corp.* (Communications Equipment)	133	662
Cambridge Bancorp (Banks)	84	4,512
Camden National Corp. (Banks)	157	4,578
Camping World Holdings, Inc. - Class A (Specialty Retail)	459	7,688
Cannae Holdings, Inc.* (Financial Services)	785	12,835
Cano Health, Inc.* (Health Care Providers & Services)	2,769	364
Cantaloupe, Inc.* (Financial Services)	629	4,139
Capital Bancorp, Inc. (Banks)	106	2,167
Capital City Bank Group, Inc. (Banks)	145	4,143
Capitol Federal Financial, Inc. (Banks)	1,401	7,285
Capstar Financial Holdings, Inc. (Banks)	212	3,218
Cara Therapeutics, Inc.* (Pharmaceuticals)	514	663
Cardlytics, Inc.* (Media)	371	4,597
CareDx, Inc.* (Biotechnology)	571	3,089
CareMax, Inc.* (Health Care Providers & Services)	824	1,648
CareTrust REIT, Inc. (Health Care REITs)	1,099	23,650
Cargurus, Inc.* (Interactive Media & Services)	1,074	18,505
Caribou Biosciences, Inc.* (Biotechnology)	819	2,973
Carisma Therapeutics, Inc. (Biotechnology)	293	879
CarParts.com, Inc.* (Specialty Retail)	583	1,650
Carpenter Technology Corp. (Metals & Mining)	528	33,115
Carriage Services, Inc. (Diversified Consumer Services)	147	3,175
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	403	2,317
Cars.com, Inc.* (Interactive Media & Services)	730	11,118
Carter Bankshares, Inc.* (Banks)	259	2,916
Carvana Co.* (Specialty Retail)	1,053	28,431
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	620	46,779
Cass Information Systems, Inc. (Financial Services)	150	5,672
Cassava Sciences, Inc.* (Pharmaceuticals)	436	8,785
Castle Biosciences, Inc.* (Health Care Providers & Services)	272	4,249
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,101	13,663
Cathay General Bancorp (Banks)	763	25,873
Cavco Industries, Inc.* (Household Durables)	96	23,953
CBIZ, Inc.* (Professional Services)	526	27,331
CBL & Associates Properties, Inc. (Retail REITs)	295	6,115
CECO Environmental Corp.* (Commercial Services & Supplies)	326	5,275
Celcuity, Inc.* (Biotechnology)	191	2,034
Celldex Therapeutics, Inc.* (Biotechnology)	510	11,995
Centerspace (Residential REITs)	165	8,016
Central Garden & Pet Co.* (Household Products)	108	4,712
Central Garden & Pet Co.* - Class A (Household Products)	432	17,146
Central Pacific Financial Corp. (Banks)	292	4,608
Central Valley Community Bancorp (Banks)	109	1,719
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	134	7,111
Century Aluminum Co.* (Metals & Mining)	577	3,814
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	302	1,323
Century Communities, Inc. (Household Durables)	312	19,188
Century Therapeutics, Inc.* (Biotechnology)	258	395
Cerence, Inc.* (Software)	442	6,767
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	679	16,058
Cerus Corp.* (Health Care Equipment & Supplies)	1,947	2,726
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,378
ChampionX Corp. (Energy Equipment & Services)	2,184	67,267
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	1,478	422
Chart Industries, Inc.* (Machinery)	471	54,745
Chase Corp. (Chemicals)	84	10,673
Chatham Lodging Trust (Hotel & Resort REITs)	529	4,893
Chegg, Inc.* (Diversified Consumer Services)	1,296	9,759
Chemung Financial Corp. (Banks)	38	1,569
Chesapeake Utilities Corp. (Gas Utilities)	192	17,013
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	180	2,536
Chico's FAS, Inc.* (Specialty Retail)	1,320	9,874
Chimera Investment Corp. (Mortgage REITs)	2,555	12,264
ChoiceOne Financial Services, Inc. (Banks)	76	1,434
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	459	75,881
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	198	6,665
Cimpress PLC* (Commercial Services & Supplies)	196	11,695
Cinemark Holdings, Inc.* (Entertainment)	1,206	19,886
Cipher Mining, Inc.* (Software)	457	1,522
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	1,348	1,015
Citizens & Northern Corp. (Banks)	164	2,968
Citizens Financial Services, Inc. (Banks)	42	2,077
City Holding Co. (Banks)	163	14,797
City Office REIT, Inc. (Diversified REITs)	428	1,631
Civista Bancshares, Inc. (Banks)	170	2,479
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	760	57,327
Claros Mortgage Trust, Inc. (Mortgage REITs)	996	10,388
Clarus Corp. (Leisure Products)	321	1,859
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,861	6,495
Cleanspark, Inc.* (Software)	1,213	4,973
Clear Channel Outdoor Holdings, Inc.* (Media)	4,115	4,527
Clear Secure, Inc. - Class A (Software)	914	15,373
Clearfield, Inc.* (Communications Equipment)	143	3,435
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	252	1,386

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Clearwater Paper Corp.* (Paper & Forest Products)	184	$6,221
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	45	2,002
Clipper Realty, Inc. (Residential REITs)	126	599
CNB Financial Corp. (Banks)	228	4,145
CNO Financial Group, Inc. (Insurance)	1,249	28,952
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,747	37,945
Coastal Financial Corp.* (Banks)	118	4,386
Coca-Cola Consolidated, Inc. (Beverages)	52	33,093
Codexis, Inc.* (Life Sciences Tools & Services)	732	1,215
Codorus Valley Bancorp, Inc. (Banks)	102	2,001
Coeur Mining, Inc.* (Metals & Mining)	3,633	9,119
Cogent Biosciences, Inc.* (Biotechnology)	889	7,254
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	475	30,865
Cohen & Steers, Inc. (Capital Markets)	286	14,941
Coherus Biosciences, Inc.* (Biotechnology)	1,094	3,665
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	512	15,432
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	380	8,269
Colony Bankcorp, Inc. (Banks)	181	1,801
Columbia Financial, Inc.* (Banks)	326	5,249
Columbus McKinnon Corp. (Machinery)	310	9,477
Comfort Systems USA, Inc. (Construction & Engineering)	389	70,739
Commercial Metals Co. (Metals & Mining)	1,285	54,342
Commercial Vehicle Group, Inc.* (Machinery)	352	2,453
CommScope Holding Co., Inc.* (Communications Equipment)	2,274	3,366
Community Bank System, Inc. (Banks)	584	23,331
Community Health Systems, Inc. (Health Care Providers & Services)	1,379	2,951
Community Healthcare Trust, Inc. (Health Care REITs)	280	8,028
Community Trust Bancorp, Inc. (Banks)	171	6,423
CommVault Systems, Inc.* (Software)	484	31,629
Compass Diversified Holdings (Financial Services)	693	11,906
Compass Minerals International, Inc. (Metals & Mining)	376	9,265
Compass Therapeutics, Inc.* (Biotechnology)	1,002	1,804
Compass, Inc.* - Class A (Real Estate Management & Development)	3,276	6,486
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	181	1,091
Computer Programs and Systems, Inc.* (Health Care Technology)	157	2,212
CompX International, Inc. (Commercial Services & Supplies)	17	320
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,009	12,713
Comtech Telecommunications Corp. (Communications Equipment)	299	3,648
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	285	2,004
Conduent, Inc.* (Professional Services)	1,888	6,023
CONMED Corp. (Health Care Equipment & Supplies)	336	32,747
ConnectOne Bancorp, Inc. (Banks)	406	6,614
Consensus Cloud Solutions, Inc.* (Software)	215	4,642
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	366	33,632
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	828	3,453
Consolidated Water Co., Ltd. (Water Utilities)	165	4,871
Constellium SE* (Metals & Mining)	1,389	21,946
Construction Partners, Inc.* - Class A (Construction & Engineering)	441	16,956
Consumer Portfolio Services, Inc.* (Consumer Finance)	93	860
Contango ORE, Inc.* (Metals & Mining)	44	750
ContextLogic, Inc.* - Class A (Broadline Retail)	247	968
Cooper-Standard Holdings, Inc.* (Automobile Components)	185	2,298
Corcept Therapeutics, Inc.* (Pharmaceuticals)	880	24,710
Core Laboratories, Inc. (Energy Equipment & Services)	514	11,010
Core Molding Technologies, Inc.* (Chemicals)	85	2,174
CoreCard Corp.* (Software)	79	1,688
CoreCivic, Inc.* (Commercial Services & Supplies)	1,248	15,850
CorMedix, Inc.* (Pharmaceuticals)	572	1,991
Corporate Office Properties Trust (Office REITs)	1,237	28,205
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	406	5,193
CorVel Corp.* (Health Care Providers & Services)	96	18,618
Costamare, Inc. (Marine Transportation)	531	4,795
Couchbase, Inc.* (Software)	373	5,804
Coursera, Inc.* (Diversified Consumer Services)	1,428	24,762
Covenant Logistics Group, Inc. (Ground Transportation)	92	3,633
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	46	761
CRA International, Inc. (Professional Services)	75	7,283
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	242	16,059
Crawford & Co. - Class A (Insurance)	159	1,455
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,070	15,215
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	420	5,116
Cricut, Inc. - Class A (Household Durables)	525	4,478
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	709	20,767
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	378	8,754
CrossFirst Bankshares, Inc.* (Banks)	489	5,174
CryoPort, Inc.* (Life Sciences Tools & Services)	442	4,287
CS Disco, Inc.* (Software)	248	1,391
CSG Systems International, Inc. (Professional Services)	347	16,260
CSW Industrials, Inc. (Building Products)	169	29,957

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
CTO Realty Growth, Inc. (Diversified REITs)	241	$3,902
CTS Corp. (Electronic Equipment, Instruments & Components)	344	12,869
Cue Biopharma, Inc.* (Biotechnology)	380	798
Cullinan Oncology, Inc.* (Biotechnology)	261	2,435
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,822	13,428
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	622	3,589
Customers Bancorp, Inc.* (Banks)	314	12,626
Cutera, Inc.* (Health Care Equipment & Supplies)	201	625
CVB Financial Corp. (Banks)	1,460	22,805
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	326	10,677
CVRx, Inc.* (Health Care Equipment & Supplies)	122	1,632
CXApp, Inc.* (IT Services)	22	27
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,075	17,609
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,329	5,595
Cytokinetics, Inc.* (Biotechnology)	1,021	35,592
Daily Journal Corp.* (Media)	15	4,363
Dakota Gold Corp.* (Metals & Mining)	590	1,699
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	414	3,983
Dana, Inc. (Automobile Components)	1,430	16,416
Danimer Scientific, Inc.* (Chemicals)	963	1,377
Daseke, Inc.* (Ground Transportation)	444	1,971
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	397	13,871
Day One Biopharmaceuticals, Inc.* (Biotechnology)	687	8,127
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	575	6,894
Definitive Healthcare Corp.* (Health Care Technology)	495	2,851
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	716	18,867
Deluxe Corp. (Commercial Services & Supplies)	478	8,150
Denali Therapeutics, Inc.* (Biotechnology)	1,295	24,385
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	559	49,690
Denny's Corp.* (Hotels, Restaurants & Leisure)	599	5,163
Design Therapeutics, Inc.* (Biotechnology)	360	734
Designer Brands, Inc. - Class A (Specialty Retail)	542	5,480
Desktop Metal, Inc.* - Class A (Machinery)	3,077	2,666
Destination XL Group, Inc.* (Specialty Retail)	640	2,662
DHI Group, Inc.* (Interactive Media & Services)	470	1,288
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,505	16,736
Diamond Hill Investment Group, Inc. (Capital Markets)	31	4,870
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,116	13,850
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,307	17,833
Digi International, Inc.* (Communications Equipment)	386	9,719
Digimarc Corp.* (Software)	156	4,047
Digital Turbine, Inc.* (Software)	1,050	4,977
DigitalBridge Group, Inc. (Real Estate Management & Development)	1,775	28,133
DigitalOcean Holdings, Inc.* (IT Services)	696	14,240
Dillard's, Inc. - Class A (Broadline Retail)	38	11,797
Dime Community Bancshares, Inc. (Banks)	383	7,043
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	172	8,478
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	495	32,215
Disc Medicine, Inc.* (Biotechnology)	97	4,444
Distribution Solutions Group, Inc.* (Building Products)	100	3,015
Diversified Healthcare Trust (Health Care REITs)	2,622	5,428
DMC Global, Inc.* (Energy Equipment & Services)	214	4,055
DocGo, Inc.* (Health Care Providers & Services)	853	5,067
Dole PLC (Food Products)	784	8,953
Domo, Inc.* - Class B (Software)	345	2,815
Donegal Group, Inc. - Class A (Insurance)	169	2,386
Donnelley Financial Solutions, Inc.* (Capital Markets)	271	14,751
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	351	11,221
Dorman Products, Inc. (Automobile Components)	289	17,970
Douglas Dynamics, Inc. (Machinery)	247	5,997
Douglas Elliman, Inc. (Real Estate Management & Development)	890	1,575
Douglas Emmett, Inc. (Office REITs)	1,802	20,200
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	305	251
Dream Finders Homes, Inc.* - Class A (Household Durables)	266	5,238
Dril-Quip, Inc.* (Energy Equipment & Services)	374	8,101
Ducommun, Inc.* (Aerospace & Defense)	143	6,841
Duluth Holdings, Inc.* - Class B (Specialty Retail)	149	749
Duolingo, Inc.* (Diversified Consumer Services)	315	46,007
DXP Enterprises, Inc.* (Trading Companies & Distributors)	155	5,053
Dycom Industries, Inc.* (Construction & Engineering)	315	26,832
Dynavax Technologies Corp.* (Biotechnology)	1,421	20,192
Dyne Therapeutics, Inc.* (Biotechnology)	466	3,285
Dynex Capital, Inc. (Mortgage REITs)	592	5,944
DZS, Inc.* (Communications Equipment)	240	305
E2open Parent Holdings, Inc.* (Software)	1,864	5,387
Eagle Bancorp, Inc. (Banks)	323	6,292
Eagle Bulk Shipping, Inc. (Marine Transportation)	101	4,121
Eagle Pharmaceuticals, Inc.* (Biotechnology)	114	1,565
Easterly Government Properties, Inc. (Office REITs)	1,032	11,104
Eastern Bankshares, Inc. (Banks)	1,701	18,728
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	626	2,329
Ebix, Inc. (Software)	290	1,766

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	374	$5,184
Ecovyst, Inc.* (Chemicals)	1,044	9,605
Edgewell Personal Care Co. (Personal Care Products)	562	19,614
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	469	3,002
Editas Medicine, Inc.* (Biotechnology)	902	6,025
eGain Corp.* (Software)	235	1,415
eHealth, Inc.* (Insurance)	302	2,591
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	310	2,589
elf Beauty, Inc.* (Personal Care Products)	585	54,188
Ellington Financial, Inc. (Mortgage REITs)	717	8,626
Elme Communities (Residential REITs)	964	12,300
Embecta Corp. (Health Care Equipment & Supplies)	633	9,571
Emerald Holding, Inc.* (Media)	171	852
Emergent BioSolutions, Inc.* (Biotechnology)	556	1,162
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	140	1,170
Empire State Realty Trust, Inc. (Diversified REITs)	1,449	11,722
Employers Holdings, Inc. (Insurance)	294	11,172
Enact Holdings, Inc. (Financial Services)	329	9,067
Enanta Pharmaceuticals, Inc.* (Biotechnology)	220	1,984
Encore Capital Group, Inc.* (Consumer Finance)	255	9,608
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	1,553	5,125
Encore Wire Corp. (Electrical Equipment)	176	31,474
Energizer Holdings, Inc. (Household Products)	786	24,822
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,724	13,809
Energy Recovery, Inc.* (Machinery)	611	9,287
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,076	2,163
Enerpac Tool Group Corp. (Machinery)	618	17,489
EnerSys (Electrical Equipment)	453	38,767
Eneti, Inc. (Marine Transportation)	270	2,741
Enfusion, Inc.* - Class A (Software)	414	3,436
EngageSmart, Inc.* (Software)	533	12,072
Enhabit, Inc.* (Health Care Providers & Services)	552	4,068
Enliven Therapeutics, Inc.* (Pharmaceuticals)	256	3,172
Ennis, Inc. (Commercial Services & Supplies)	279	5,959
Enova International, Inc.* (Consumer Finance)	334	13,320
Enovix Corp.* (Electrical Equipment)	1,502	13,383
EnPro Industries, Inc. (Machinery)	229	25,433
Enstar Group, Ltd.* (Insurance)	131	31,043
Enterprise Bancorp, Inc. (Banks)	105	2,763
Enterprise Financial Services Corp. (Banks)	398	13,838
Entrada Therapeutics, Inc.* (Biotechnology)	235	3,762
Entravision Communications Corp. - Class A (Media)	660	2,363
Envela Corp.* (Specialty Retail)	84	329
Envestnet, Inc.* (Software)	550	20,350
Enviri Corp.* (Commercial Services & Supplies)	865	4,965
Enviva, Inc. (Oil, Gas & Consumable Fuels)	343	1,242
Eos Energy Enterprises, Inc.* (Electrical Equipment)	1,181	2,079
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	292	18,250
EQRx, Inc.* (Biotechnology)	3,500	7,630
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,793	42,514
Equity Bancshares, Inc. - Class A (Banks)	160	3,872
Equity Commonwealth (Office REITs)	1,152	21,819
Erasca, Inc.* (Biotechnology)	886	2,047
Escalade, Inc. (Leisure Products)	109	1,857
ESCO Technologies, Inc. (Machinery)	281	27,319
Esquire Financial Holdings, Inc. (Banks)	76	3,481
ESS Tech, Inc.* (Electrical Equipment)	1,002	1,202
ESSA Bancorp, Inc. (Banks)	95	1,582
Essent Group, Ltd. (Financial Services)	1,162	54,892
Essential Properties Realty Trust, Inc. (Diversified REITs)	1,711	37,557
Ethan Allen Interiors, Inc. (Household Durables)	251	6,591
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	374	5,524
Evans Bancorp, Inc. (Banks)	58	1,434
Eve Holding, Inc.* (Aerospace & Defense)	198	1,485
Eventbrite, Inc.* - Class A (Interactive Media & Services)	849	7,030
Everbridge, Inc.* (Software)	446	9,192
EverCommerce, Inc.* (Software)	256	2,452
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	926	9,992
EverQuote, Inc.* - Class A (Interactive Media & Services)	232	1,993
EVERTEC, Inc. (Financial Services)	717	22,786
EVgo, Inc.* (Specialty Retail)	1,121	2,315
EVI Industries, Inc. (Trading Companies & Distributors)	52	1,338
Evolent Health, Inc.* - Class A (Health Care Technology)	1,208	29,511
Evolus, Inc.* (Pharmaceuticals)	454	3,450
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	341	2,193
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,236	5,253
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	198	2,816
ExlService Holdings, Inc.* (Professional Services)	1,774	46,318
eXp World Holdings, Inc. (Real Estate Management & Development)	782	10,377
Expensify, Inc.* - Class A (Software)	606	1,618
Exponent, Inc. (Professional Services)	556	40,749
Expro Group Holdings N.V.* (Energy Equipment & Services)	968	15,246
Extreme Networks, Inc.* (Communications Equipment)	1,385	28,559
Eyenovia, Inc.* (Pharmaceuticals)	331	430
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	287	1,728
F&G Annuities & Life, Inc. (Insurance)	205	6,291
Fabrinet* (Electronic Equipment, Instruments & Components)	404	62,619

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Farmers & Merchants Bancorp, Inc. (Banks)	140	$2,439
Farmers National Banc Corp. (Banks)	399	4,505
Farmland Partners, Inc. (Specialized REITs)	528	5,502
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	208	2,677
Fastly, Inc.* - Class A (IT Services)	1,301	19,086
Fate Therapeutics, Inc.* (Biotechnology)	930	1,683
FB Financial Corp. (Banks)	390	11,454
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	101	15,005
Federal Signal Corp. (Machinery)	657	38,132
Fennec Pharmaceuticals, Inc.* (Biotechnology)	199	1,369
FibroGen, Inc.* (Biotechnology)	998	540
Fidelis Insurance Holdings, Ltd.* (Insurance)	166	2,347
Fidelity D&D Bancorp, Inc. (Banks)	51	2,285
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,402	7,725
Finance Of America Cos., Inc.* - Class A (Financial Services)	587	610
Financial Institutions, Inc. (Banks)	166	2,629
First Advantage Corp. (Professional Services)	599	7,793
First Bancorp (Banks)	1,946	25,979
First Bancorp (Banks)	437	12,682
First Bank/Hamilton NJ (Banks)	229	2,533
First Busey Corp. (Banks)	570	11,320
First Business Financial Services, Inc. (Banks)	86	2,640
First Commonwealth Financial Corp. (Banks)	1,123	13,678
First Community Bankshares, Inc. (Banks)	193	6,301
First Community Corp. (Banks)	81	1,434
First Financial Bancorp (Banks)	1,034	19,129
First Financial Bankshares, Inc. (Banks)	1,430	34,392
First Financial Corp. (Banks)	129	4,439
First Foundation, Inc. (Banks)	561	2,547
First Interstate BancSystem, Inc. - Class A (Banks)	906	20,901
First Merchants Corp. (Banks)	648	17,697
First Mid Bancshares, Inc. (Banks)	210	5,737
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	244	4,077
First Western Financial, Inc.* (Banks)	88	1,177
FirstCash Holdings, Inc. (Consumer Finance)	414	45,092
FiscalNote Holdings, Inc.* (Professional Services)	684	910
Fisker, Inc.* (Automobile Components)	2,152	9,684
Five Star Bancorp (Banks)	141	2,745
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	326	9,956
Fluence Energy, Inc.* (Electrical Equipment)	431	7,465
Fluor Corp.* (Construction & Engineering)	1,565	52,099
Flushing Financial Corp. (Banks)	310	3,825
Flywire Corp.* (Financial Services)	1,054	28,342
Foghorn Therapeutics, Inc.* (Biotechnology)	223	747
Foot Locker, Inc. (Specialty Retail)	901	18,912
Forafric Global PLC* (Food Products)	57	629
Forestar Group, Inc.* (Real Estate Management & Development)	201	4,774
Forge Global Holdings, Inc.* (Capital Markets)	1,206	3,063
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	847	28,696
Forrester Research, Inc.* (Professional Services)	129	2,993
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	106	2,308
Forward Air Corp. (Air Freight & Logistics)	287	18,486
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	529	825
Four Corners Property Trust, Inc. (Specialized REITs)	951	20,256
Fox Factory Holding Corp.* (Automobile Components)	468	38,127
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	913	11,513
Franklin Covey Co.* (Professional Services)	127	5,005
Franklin Electric Co., Inc. (Machinery)	507	43,968
Fresh Del Monte Produce, Inc. (Food Products)	374	9,350
Freshworks, Inc.* - Class A (Software)	1,778	31,897
Frontdoor, Inc.* (Diversified Consumer Services)	903	26,124
Frontier Group Holdings, Inc.* (Passenger Airlines)	418	1,417
FRP Holdings, Inc.* (Real Estate Management & Development)	72	3,873
FS Bancorp, Inc. (Banks)	73	2,108
FTAI Aviation, Ltd. (Trading Companies & Distributors)	1,092	41,070
FTAI Infrastructure, Inc. (Ground Transportation)	1,086	3,323
FTC Solar, Inc.* (Electrical Equipment)	698	747
fuboTV, Inc.* (Interactive Media & Services)	3,107	7,519
FuelCell Energy, Inc.* (Electrical Equipment)	4,493	4,897
Fulgent Genetics, Inc.* (Health Care Providers & Services)	224	5,363
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	360	1,350
Fulton Financial Corp. (Banks)	1,785	23,187
Funko, Inc.* - Class A (Distributors)	382	2,945
FutureFuel Corp. (Chemicals)	286	1,873
FVCBankcorp, Inc.* (Banks)	176	1,922
Gambling.com Group, Ltd.* (Media)	117	1,516
Gannett Co., Inc.* (Media)	1,583	3,704
GATX Corp. (Trading Companies & Distributors)	390	40,786
GCM Grosvenor, Inc. - Class A (Capital Markets)	454	3,655
Genco Shipping & Trading, Ltd. (Marine Transportation)	462	6,084
Gencor Industries, Inc.* (Machinery)	116	1,647
Genelux Corp.* (Biotechnology)	204	2,960
Generation Bio Co.* (Biotechnology)	497	466
Genesco, Inc.* (Specialty Retail)	133	3,646
Genie Energy, Ltd. - Class B (Electric Utilities)	217	4,305
Gentherm, Inc.* (Automobile Components)	363	14,600
Genworth Financial, Inc.* (Insurance)	5,234	31,352
German American Bancorp, Inc. (Banks)	308	8,418
Geron Corp.* (Biotechnology)	5,461	10,376
Getty Realty Corp. (Retail REITs)	492	13,097
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	2,565	2,745

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Gibraltar Industries, Inc.* (Building Products)	335	$20,388
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	454	11,600
Glacier Bancorp, Inc. (Banks)	1,224	36,952
Gladstone Commercial Corp. (Diversified REITs)	441	5,270
Gladstone Land Corp. (Specialized REITs)	367	5,013
Glatfelter Corp.* (Paper & Forest Products)	487	843
Glaukos Corp.* (Health Care Equipment & Supplies)	514	35,055
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	354	1,745
Global Industrial Co. (Trading Companies & Distributors)	144	4,601
Global Medical REIT, Inc. (Health Care REITs)	669	5,794
Global Net Lease, Inc. (Diversified REITs)	2,136	16,960
Global Water Resources, Inc. (Water Utilities)	125	1,316
Globalstar, Inc.* (Diversified Telecommunication Services)	7,574	10,679
GMS, Inc.* (Trading Companies & Distributors)	450	26,316
Gogo, Inc.* (Wireless Telecommunication Services)	728	7,644
GoHealth, Inc.* - Class A (Insurance)	43	604
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,112	24,942
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	222	6,962
Golden Ocean Group, Ltd. (Marine Transportation)	1,350	9,787
Goosehead Insurance, Inc.* - Class A (Insurance)	237	15,374
GoPro, Inc.* - Class A (Household Durables)	1,420	3,564
GrafTech International, Ltd. (Electrical Equipment)	2,127	7,338
Graham Holdings Co. - Class B (Diversified Consumer Services)	39	22,570
Granite Construction, Inc. (Construction & Engineering)	484	19,592
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	560	2,352
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	285	1,756
Graphite Bio, Inc.* (Biotechnology)	308	767
Gray Television, Inc. (Media)	908	5,920
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	720	5,472
Great Southern Bancorp, Inc. (Banks)	100	4,972
Green Brick Partners, Inc.* (Household Durables)	286	11,068
Green Dot Corp.* - Class A (Consumer Finance)	510	5,702
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	638	18,744
Greene County Bancorp, Inc. (Banks)	76	1,801
Greenlight Capital Re, Ltd.* - Class A (Insurance)	284	3,167
Greif, Inc. - Class A (Containers & Packaging)	267	16,955
Greif, Inc. - Class B (Containers & Packaging)	57	3,651
Grid Dynamics Holdings, Inc.* (IT Services)	608	6,165
Griffon Corp. (Building Products)	481	19,211
Grindr, Inc.* (Interactive Media & Services)	450	2,678
Gritstone bio, Inc.* (Biotechnology)	963	1,830
Group 1 Automotive, Inc. (Specialty Retail)	153	38,606
GrowGeneration Corp.* (Specialty Retail)	645	1,316
Guaranty Bancshares, Inc. (Banks)	92	2,625
Guardant Health, Inc.* (Health Care Providers & Services)	1,239	32,065
Guess?, Inc. (Specialty Retail)	316	6,794
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	120	14,833
H&E Equipment Services, Inc. (Trading Companies & Distributors)	353	14,374
H.B. Fuller Co. (Chemicals)	594	39,293
Haemonetics Corp.* (Health Care Equipment & Supplies)	550	46,876
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	251	3,509
Halozyme Therapeutics, Inc.* (Biotechnology)	1,424	48,231
Hamilton Lane, Inc. - Class A (Capital Markets)	401	33,731
Hancock Whitney Corp. (Banks)	953	32,812
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,862	16,182
Hanmi Financial Corp. (Banks)	334	4,903
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	1,135	19,454
HarborOne Bancorp, Inc. (Banks)	460	4,526
Harmonic, Inc.* (Communications Equipment)	1,208	13,034
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	362	8,521
Harrow Health, Inc.* (Pharmaceuticals)	321	4,602
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	440	1,932
Haverty Furniture Cos., Inc. (Specialty Retail)	160	4,168
Hawaiian Holdings, Inc.* (Passenger Airlines)	559	2,353
Hawkins, Inc. (Chemicals)	213	12,233
Haynes International, Inc. (Metals & Mining)	137	5,894
HBT Financial, Inc. (Banks)	148	2,664
HCI Group, Inc. (Insurance)	70	4,128
Health Catalyst, Inc.* (Health Care Technology)	612	4,584
Healthcare Services Group, Inc. (Commercial Services & Supplies)	816	7,752
HealthEquity, Inc.* (Health Care Providers & Services)	922	66,090
HealthStream, Inc. (Health Care Technology)	268	6,807
Heartland Express, Inc. (Ground Transportation)	514	5,993
Heartland Financial USA, Inc. (Banks)	463	12,686
Hecla Mining Co. (Metals & Mining)	6,705	27,289
Heidrick & Struggles International, Inc. (Professional Services)	218	5,306
Helen of Troy, Ltd.* (Household Durables)	264	25,956
Helios Technologies, Inc. (Machinery)	359	18,567
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,579	15,474

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,068	$42,261
Herbalife, Ltd.* (Personal Care Products)	1,084	15,447
Herc Holdings, Inc. (Trading Companies & Distributors)	310	33,105
Heritage Commerce Corp. (Banks)	650	5,317
Heritage Financial Corp. (Banks)	381	6,199
Heron Therapeutics, Inc.* (Biotechnology)	1,136	724
Hersha Hospitality Trust - Class A (Hotel & Resort REITs)	343	3,403
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	441	1,782
Hibbett, Inc. (Specialty Retail)	138	6,358
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	132	2,338
Hillenbrand, Inc. (Machinery)	758	28,827
HilleVax, Inc.* (Biotechnology)	233	2,563
Hillman Solutions Corp.* (Machinery)	2,143	14,058
Hilltop Holdings, Inc. (Banks)	512	14,141
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	893	32,102
Himalaya Shipping, Ltd.* (Marine Transportation)	96	436
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,340	8,013
Hippo Holdings, Inc.* (Insurance)	115	828
HireQuest, Inc. (Professional Services)	59	899
HireRight Holdings Corp.* (Professional Services)	160	1,474
HNI Corp. (Commercial Services & Supplies)	507	17,588
Holley, Inc.* (Automobile Components)	579	2,461
Home Bancorp, Inc. (Banks)	78	2,673
Home BancShares, Inc. (Banks)	2,094	42,821
HomeStreet, Inc. (Banks)	198	956
HomeTrust Bancshares, Inc. (Banks)	171	3,524
Hooker Furnishings Corp. (Household Durables)	119	1,990
Hope Bancorp, Inc. (Banks)	1,267	11,099
Horace Mann Educators Corp. (Insurance)	451	14,310
Horizon Bancorp, Inc. (Banks)	473	4,489
Hostess Brands, Inc.* (Food Products)	1,458	48,696
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	52	3,613
Hub Group, Inc.* - Class A (Air Freight & Logistics)	345	23,719
Hudson Pacific Properties, Inc. (Office REITs)	1,516	6,761
Hudson Technologies, Inc.* (Trading Companies & Distributors)	481	6,195
Humacyte, Inc.* (Biotechnology)	672	1,425
Huron Consulting Group, Inc.* (Professional Services)	209	20,766
Hyliion Holdings Corp.* (Machinery)	1,620	966
Hyster-Yale Materials Handling, Inc. (Machinery)	119	4,761
I3 Verticals, Inc.* - Class A (Financial Services)	247	4,631
i-80 Gold Corp.* (Metals & Mining)	2,120	2,968
IBEX Holdings, Ltd.* (Professional Services)	120	1,958
ICF International, Inc. (Professional Services)	205	25,980
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	313	7,593
Icosavax, Inc.* (Biotechnology)	302	1,857
Ideaya Biosciences, Inc.* (Biotechnology)	595	16,166
IDT Corp.* - Class B (Diversified Telecommunication Services)	171	4,797
IES Holdings, Inc.* (Construction & Engineering)	90	5,601
IGM Biosciences, Inc.* (Biotechnology)	131	516
iHeartMedia, Inc.* - Class A (Media)	1,127	2,648
Ikena Oncology, Inc.* (Pharmaceuticals)	272	1,096
IMAX Corp.* (Entertainment)	493	8,978
Immersion Corp. (Technology Hardware, Storage & Peripherals)	343	2,192
Immuneering Corp.* - Class A (Biotechnology)	245	1,722
ImmunityBio, Inc.* (Biotechnology)	1,251	3,928
ImmunoGen, Inc.* (Biotechnology)	2,628	39,052
Immunovant, Inc.* (Biotechnology)	591	19,533
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	253	16,346
Inari Medical, Inc.* (Health Care Equipment & Supplies)	587	35,636
Independence Realty Trust, Inc. (Residential REITs)	2,476	30,677
Independent Bank Corp. (Banks)	485	23,668
Independent Bank Corp. (Banks)	221	4,409
Independent Bank Group, Inc. (Banks)	397	14,034
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,511	7,389
Infinera Corp.* (Communications Equipment)	2,188	6,411
Information Services Group, Inc. (IT Services)	385	1,563
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	199	1,906
Ingevity Corp.* (Chemicals)	401	16,152
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	154	12,354
Inhibrx, Inc.* (Biotechnology)	376	5,817
Inmode, Ltd.* (Health Care Equipment & Supplies)	849	16,216
Innodata, Inc.* (Professional Services)	277	2,078
Innospec, Inc. (Chemicals)	274	26,852
Innovage Holding Corp.* (Health Care Providers & Services)	207	1,124
INNOVATE Corp.* (Construction & Engineering)	596	727
Innovative Industrial Properties, Inc. (Industrial REITs)	307	22,052
Innoviva, Inc.* (Pharmaceuticals)	654	8,116
Inogen, Inc.* (Health Care Equipment & Supplies)	255	1,140
Inozyme Pharma, Inc.* (Biotechnology)	371	1,102
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	315	45,140
Insmed, Inc.* (Biotechnology)	1,445	36,212
Insperity, Inc. (Professional Services)	400	42,336
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	238	2,375
Installed Building Products, Inc. (Household Durables)	260	29,034
Insteel Industries, Inc. (Building Products)	205	5,722
Instructure Holdings, Inc.* (Software)	214	5,271
Intapp, Inc.* (Software)	242	8,276

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Integer Holdings Corp.* (Health Care Equipment & Supplies)	365	$29,627
Integral Ad Science Holding Corp.* (Media)	525	6,027
Intellia Therapeutics, Inc.* (Biotechnology)	968	24,248
Inter Parfums, Inc. (Personal Care Products)	201	25,549
Intercept Pharmaceuticals, Inc.* (Biotechnology)	445	8,424
InterDigital, Inc. (Software)	294	22,124
Interface, Inc. (Commercial Services & Supplies)	629	5,592
International Bancshares Corp. (Banks)	590	25,860
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,192	30,301
International Money Express, Inc.* (Financial Services)	361	5,762
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	446	21,448
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	117	1,513
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	281	902
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,027	51,103
Intrepid Potash, Inc.* (Chemicals)	117	2,327
InvenTrust Properties Corp. (Retail REITs)	746	18,725
Invesco Mortgage Capital, Inc. (Mortgage REITs)	460	3,142
Investors Title Co. (Insurance)	13	1,870
Invitae Corp.* (Health Care Providers & Services)	2,883	1,746
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	1,764	17,005
Iovance Biotherapeutics, Inc.* (Biotechnology)	2,516	9,611
iRadimed Corp. (Health Care Equipment & Supplies)	80	3,259
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	336	26,383
iRobot Corp.* (Household Durables)	301	9,912
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,520	13,634
Ispire Technology, Inc.* (Tobacco)	30	238
iTeos Therapeutics, Inc.* (Biotechnology)	272	2,736
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	469	2,073
Itron, Inc.* (Electronic Equipment, Instruments & Components)	500	28,640
Ivanhoe Electric, Inc.* (Metals & Mining)	612	6,267
J & J Snack Foods Corp. (Food Products)	165	25,841
J Jill, Inc.* (Specialty Retail)	50	1,433
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	226	14,279
Jackson Financial, Inc. - Class A (Financial Services)	909	33,369
JAKKS Pacific, Inc.* (Leisure Products)	79	1,325
James River Group Holdings, Ltd. (Insurance)	406	5,583
Jamf Holding Corp.* (Software)	767	12,318
Janus International Group, Inc.* (Building Products)	932	8,724
Janux Therapeutics, Inc.* (Biotechnology)	189	1,213
JBG SMITH Properties (Office REITs)	1,199	15,431
JELD-WEN Holding, Inc.* (Building Products)	934	10,582
JetBlue Airways Corp.* (Passenger Airlines)	3,629	13,645
Joby Aviation, Inc.* (Passenger Airlines)	3,058	16,116
John B Sanfilippo & Son, Inc. (Food Products)	99	10,124
John Bean Technologies Corp. (Machinery)	350	36,407
John Marshall Bancorp, Inc. (Banks)	137	2,518
John Wiley & Sons, Inc. - Class A (Media)	469	14,197
Johnson Outdoors, Inc. - Class A (Leisure Products)	60	2,853
Kadant, Inc. (Machinery)	128	28,160
Kaiser Aluminum Corp. (Metals & Mining)	175	9,940
Kaltura, Inc.* (Software)	911	1,567
KalVista Pharmaceuticals, Inc.* (Biotechnology)	270	2,292
Kaman Corp. (Aerospace & Defense)	309	5,750
Karat Packaging, Inc. (Trading Companies & Distributors)	62	1,279
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,243	1,081
KB Home (Household Durables)	794	35,095
Kearny Financial Corp. (Banks)	622	4,317
Kelly Services, Inc. - Class A (Professional Services)	350	6,248
Kennametal, Inc. (Machinery)	885	20,452
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,313	16,898
Keros Therapeutics, Inc.* (Biotechnology)	246	7,021
Kezar Life Sciences, Inc.* (Biotechnology)	784	565
Kforce, Inc. (Professional Services)	213	13,002
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	262	6,864
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	189	6,698
Kingsway Financial Services, Inc.* (Insurance)	117	903
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	344	5,246
Kite Realty Group Trust (Retail REITs)	2,389	50,934
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	647	6,755
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	139	1,429
Knife River Corp.* (Construction Materials)	621	31,249
Knowles Corp.* (Electronic Equipment, Instruments & Components)	986	12,808
Kodiak Gas Services, Inc.* (Energy Equipment & Services)	168	2,888
Kodiak Sciences, Inc.* (Biotechnology)	357	518
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	616	28,613
Koppers Holdings, Inc. (Chemicals)	221	8,082
Korn Ferry (Professional Services)	573	26,083
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	384	872
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	5,009	36,265
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,374	23,427
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	961	12,426
Kronos Worldwide, Inc. (Chemicals)	242	1,670
Krystal Biotech, Inc.* (Biotechnology)	237	27,698

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	609	$25,340
Kura Oncology, Inc.* (Biotechnology)	774	6,540
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	64	3,657
KVH Industries, Inc.* (Communications Equipment)	206	964
Kymera Therapeutics, Inc.* (Biotechnology)	416	4,855
Ladder Capital Corp. (Mortgage REITs)	1,243	12,567
Lakeland Bancorp, Inc. (Banks)	684	7,716
Lakeland Financial Corp. (Banks)	272	13,396
Lancaster Colony Corp. (Food Products)	214	36,202
Lands' End, Inc.* (Specialty Retail)	163	1,024
Landsea Homes Corp.* (Household Durables)	148	1,101
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	746	48,191
LanzaTech Global, Inc.* (Commercial Services & Supplies)	226	796
Larimar Therapeutics, Inc.* (Biotechnology)	281	823
Latham Group, Inc.* (Leisure Products)	427	978
Laureate Education, Inc. (Diversified Consumer Services)	1,437	20,319
La-Z-Boy, Inc. (Household Durables)	477	13,947
Lazydays Holdings, Inc.* (Specialty Retail)	284	1,792
LCI Industries (Automobile Components)	271	29,401
LCNB Corp. (Banks)	116	1,623
Legacy Housing Corp.* (Household Durables)	109	2,018
Legalzoom.com, Inc.* (Professional Services)	1,142	11,386
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	216	10,493
Lemonade, Inc.* (Insurance)	556	6,083
LendingClub Corp.* (Consumer Finance)	1,168	6,062
LendingTree, Inc.* (Consumer Finance)	116	1,535
Leonardo DRS, Inc.* (Aerospace & Defense)	554	10,565
Leslie's, Inc.* (Specialty Retail)	1,949	9,628
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,017	1,261
LGI Homes, Inc.* (Household Durables)	229	21,643
Liberty Energy, Inc. (Energy Equipment & Services)	1,822	35,893
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	393	2,684
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	1,578	10,809
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	1,513	2,027
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	490	5,792
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,163	6,780
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	183	9,569
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,002	73,255
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,258	5,699
Limbach Holdings, Inc.* (Construction & Engineering)	101	3,010
Limoneira Co. (Food Products)	192	2,744
Lincoln Educational Services Corp.* (Diversified Consumer Services)	260	2,223
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	383	2,382
Lindsay Corp. (Machinery)	121	15,115
Lineage Cell Therapeutics, Inc.* (Biotechnology)	1,416	1,614
Lions Gate Entertainment Corp.* - Class A (Entertainment)	639	5,023
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,293	9,646
Liquidia Corp.* (Pharmaceuticals)	520	3,385
Liquidity Services, Inc.* (Commercial Services & Supplies)	253	4,875
LivaNova PLC* (Health Care Equipment & Supplies)	595	29,185
Live Oak Bancshares, Inc. (Banks)	369	10,646
Livent Corp.* (Chemicals)	1,981	28,903
LivePerson, Inc.* (Software)	790	2,086
LiveRamp Holdings, Inc.* (Software)	722	19,971
LiveVox Holdings, Inc.* (Software)	245	884
Livewire Group, Inc.* (Automobiles)	121	1,297
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	171	926
Loop Media, Inc.* (Entertainment)	414	124
LSB Industries, Inc.* (Chemicals)	603	5,493
LSI Industries, Inc. (Electrical Equipment)	287	4,271
LTC Properties, Inc. (Health Care REITs)	450	14,225
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	11,058	16,144
Luminar Technologies, Inc.* (Automobile Components)	2,988	9,472
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	352	1,999
Luther Burbank Corp. (Banks)	112	912
Luxfer Holdings PLC (Machinery)	301	2,489
LXP Industrial Trust (Industrial REITs)	3,180	25,154
Lyell Immunopharma, Inc.* (Biotechnology)	1,903	3,149
M.D.C Holdings, Inc. (Household Durables)	644	24,440
M/I Homes, Inc.* (Household Durables)	295	24,211
Macatawa Bank Corp. (Banks)	289	2,639
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	597	42,112
MacroGenics, Inc.* (Biotechnology)	667	3,482
Madison Square Garden Entertainment Corp.* (Entertainment)	474	14,448
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	149	19,576
Magnite, Inc.* (Media)	1,468	9,748
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	2,012	45,169
Maiden Holdings, Ltd.* (Insurance)	996	1,633
MainStreet Bancshares, Inc. (Banks)	76	1,465
Malibu Boats, Inc.* - Class A (Leisure Products)	223	9,727
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	255	1,033
MannKind Corp.* (Biotechnology)	2,816	12,081
Marathon Digital Holdings, Inc.* (Software)	1,877	16,536
Marcus & Millichap, Inc. (Real Estate Management & Development)	261	7,491
Marine Products Corp. (Leisure Products)	93	906
MarineMax, Inc.* (Specialty Retail)	235	6,434

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	556	$3,859
MarketWise, Inc. (Capital Markets)	354	768
Marqeta, Inc.* - Class A (Financial Services)	5,377	27,799
Marten Transport, Ltd. (Ground Transportation)	638	11,216
Masonite International Corp.* (Building Products)	244	19,310
Masterbrand, Inc.* (Building Products)	1,423	15,810
MasterCraft Boat Holdings, Inc.* (Leisure Products)	189	3,863
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,243	76,680
Materion Corp. (Metals & Mining)	225	21,821
Mativ Holdings, Inc. (Chemicals)	598	7,834
Matson, Inc. (Marine Transportation)	391	34,036
Matterport, Inc.* (Software)	2,752	5,614
Matthews International Corp. - Class A (Commercial Services & Supplies)	326	11,553
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	83	1,215
MaxCyte, Inc.* (Life Sciences Tools & Services)	958	2,836
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	323	2,016
Maximus, Inc. (Professional Services)	667	49,837
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	818	12,434
Mayville Engineering Co., Inc.* (Machinery)	123	1,487
MBIA, Inc.* (Insurance)	531	3,653
McGrath RentCorp (Trading Companies & Distributors)	271	27,263
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	237	2,436
Medifast, Inc. (Personal Care Products)	117	8,092
MeiraGTx Holdings PLC* (Biotechnology)	358	1,618
Mercantile Bank Corp. (Banks)	172	5,666
Merchants Bancorp (Financial Services)	174	5,201
Mercury General Corp. (Insurance)	294	9,079
MeridianLink, Inc.* (Software)	288	4,729
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	623	42,824
Meritage Homes Corp. (Household Durables)	399	45,495
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	115	1,406
Mersana Therapeutics, Inc.* (Biotechnology)	1,155	1,374
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	57	5,348
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	388	8,874
Metrocity Bankshares, Inc. (Banks)	200	4,008
Metropolitan Bank Holding Corp.* (Banks)	115	3,727
MFA Financial, Inc. (Mortgage REITs)	1,122	9,975
MGE Energy, Inc. (Electric Utilities)	400	28,652
MGP Ingredients, Inc. (Beverages)	174	16,471
MicroStrategy, Inc.* (Software)	121	51,230
Microvast Holdings, Inc.* (Machinery)	1,154	1,419
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	1,941	3,668
Mid Penn Bancorp, Inc. (Banks)	156	2,973
Middlefield Banc Corp. (Banks)	86	2,193
Middlesex Water Co. (Water Utilities)	192	12,198
Midland States Bancorp, Inc. (Banks)	234	5,106
MidWestOne Financial Group, Inc. (Banks)	156	3,108
Miller Industries, Inc. (Machinery)	122	4,437
MillerKnoll, Inc. (Commercial Services & Supplies)	833	19,576
MiMedx Group, Inc.* (Biotechnology)	1,266	8,305
Minerals Technologies, Inc. (Chemicals)	357	19,299
Mineralys Therapeutics, Inc.* (Biotechnology)	153	1,183
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,198	15,232
Mirum Pharmaceuticals, Inc.* (Biotechnology)	271	7,434
Mission Produce, Inc.* (Food Products)	532	5,006
Mistras Group, Inc.* (Professional Services)	229	1,253
Mitek Systems, Inc.* (Software)	468	4,998
Model N, Inc.* (Software)	409	9,857
Modine Manufacturing Co.* (Automobile Components)	565	22,318
ModivCare, Inc.* (Health Care Providers & Services)	140	5,914
Moelis & Co. - Class A (Capital Markets)	733	30,521
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	148	8,908
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	498	1,838
Monro, Inc. (Specialty Retail)	342	8,488
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	731	7,354
Monte Rosa Therapeutics, Inc.* (Biotechnology)	335	1,139
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	306	7,075
Moog, Inc. - Class A (Aerospace & Defense)	311	36,092
Morphic Holding, Inc.* (Biotechnology)	378	7,541
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	168	4,680
Mr. Cooper Group, Inc.* (Financial Services)	719	40,644
MRC Global, Inc.* (Trading Companies & Distributors)	921	9,680
Mueller Industries, Inc. (Machinery)	1,230	46,384
Mueller Water Products, Inc. - Class A (Machinery)	1,703	21,066
Multiplan Corp.* (Health Care Technology)	4,301	7,269
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,631	73,182
MVB Financial Corp. (Banks)	125	2,456
Myers Industries, Inc. (Containers & Packaging)	401	6,725
MYR Group, Inc.* (Construction & Engineering)	181	20,965
Myriad Genetics, Inc.* (Biotechnology)	886	13,804
N-able, Inc.* (Software)	768	9,953
Nabors Industries, Ltd.* (Energy Equipment & Services)	101	9,862
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	46	1,589
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	520	718
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	523	2,641

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	346	$6,356
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	31	2,029
National Bank Holdings Corp. - Class A (Banks)	404	12,597
National Bankshares, Inc. (Banks)	63	1,481
National Beverage Corp.* (Beverages)	260	12,059
National Health Investors, Inc. (Health Care REITs)	458	22,918
National HealthCare Corp. (Health Care Providers & Services)	137	9,228
National Presto Industries, Inc. (Aerospace & Defense)	57	4,261
National Research Corp. (Health Care Providers & Services)	158	6,677
National Vision Holdings, Inc.* (Specialty Retail)	852	13,240
National Western Life Group, Inc. - Class A (Insurance)	25	11,973
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	102	1,282
Nature's Sunshine Products, Inc.* (Personal Care Products)	145	2,596
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	554	1,418
Navient Corp. (Consumer Finance)	977	15,544
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,200	6,288
NBT Bancorp, Inc. (Banks)	503	16,835
Nelnet, Inc. - Class A (Consumer Finance)	160	13,570
Neogen Corp.* (Health Care Equipment & Supplies)	2,390	35,587
NeoGenomics, Inc.* (Health Care Providers & Services)	1,397	19,586
NerdWallet, Inc.* - Class A (Consumer Finance)	375	4,043
Nerdy, Inc.* (Diversified Consumer Services)	667	2,054
NETGEAR, Inc.* (Communications Equipment)	313	3,956
NetScout Systems, Inc.* (Communications Equipment)	748	16,329
NETSTREIT Corp. (Retail REITs)	740	10,545
Nevro Corp.* (Health Care Equipment & Supplies)	390	5,628
New Jersey Resources Corp. (Gas Utilities)	1,066	43,258
New York Mortgage Trust, Inc. (Mortgage REITs)	999	7,782
Newmark Group, Inc. - Class A (Real Estate Management & Development)	1,506	8,539
Newpark Resources, Inc.* (Energy Equipment & Services)	821	5,681
NewtekOne, Inc. (Capital Markets)	255	3,537
NexPoint Diversified Real Estate Trust (Diversified REITs)	342	2,695
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	88	1,305
NexPoint Residential Trust, Inc. (Residential REITs)	247	6,667
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	336	1,475
Nextdoor Holdings, Inc.* (Interactive Media & Services)	1,597	2,907
NextGen Healthcare, Inc.* (Health Care Technology)	603	14,424
NextNav, Inc.* (Software)	600	2,796
NEXTracker, Inc.* - Class A (Electrical Equipment)	544	18,909
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	479	407
NI Holdings, Inc.* (Insurance)	91	1,155
Nicolet Bankshares, Inc. (Banks)	141	10,268
Nikola Corp.* (Machinery)	6,820	7,366
NioCorp Developments, Ltd.* (Metals & Mining)	22	99
Nkarta, Inc.* (Biotechnology)	333	676
NL Industries, Inc. (Commercial Services & Supplies)	92	458
nLight, Inc.* (Electronic Equipment, Instruments & Components)	484	4,032
NMI Holdings, Inc.* - Class A (Financial Services)	900	24,615
Noble Corp. PLC (Energy Equipment & Services)	1,215	56,728
Noodles & Co.* (Hotels, Restaurants & Leisure)	441	939
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,252	10,337
Northeast Bank (Banks)	72	3,437
Northeast Community Bancorp, Inc. (Banks)	147	2,240
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	898	34,429
Northfield Bancorp, Inc. (Banks)	454	3,904
Northrim Bancorp, Inc. (Banks)	60	2,503
Northwest Bancshares, Inc. (Banks)	1,398	14,567
Northwest Natural Holding Co. (Gas Utilities)	394	14,464
Northwest Pipe Co.* (Construction & Engineering)	108	2,944
NorthWestern Corp. (Multi-Utilities)	661	31,735
Norwood Financial Corp. (Banks)	81	2,074
Novagold Resources, Inc.* (Metals & Mining)	2,654	9,342
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	393	51,899
Novavax, Inc.* (Biotechnology)	954	6,354
NOW, Inc.* (Trading Companies & Distributors)	1,169	12,882
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	547	10,388
Nurix Therapeutics, Inc.* (Biotechnology)	522	2,918
NuScale Power Corp.* (Electrical Equipment)	588	1,987
Nuvalent, Inc.* - Class A (Biotechnology)	263	13,700
Nuvation Bio, Inc.* (Pharmaceuticals)	1,598	1,540
Nuvectis Pharma, Inc.* (Biotechnology)	82	734
NV5 Global, Inc.* (Professional Services)	151	14,247
NVE Corp. (Semiconductors & Semiconductor Equipment)	52	3,536
Oak Valley Bancorp (Banks)	74	1,846
Ocean Biomedical, Inc.* (Biotechnology)	96	161
Oceaneering International, Inc.* (Energy Equipment & Services)	1,103	24,255
OceanFirst Financial Corp. (Banks)	639	8,090
Ocular Therapeutix, Inc.* (Pharmaceuticals)	856	2,440
Ocwen Financial Corp.* (Financial Services)	70	1,683

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Office Properties Income Trust (Office REITs)	529	$2,375
OFG Bancorp (Banks)	511	15,136
O-I Glass, Inc.* (Containers & Packaging)	1,705	26,342
Oil States International, Inc.* (Energy Equipment & Services)	692	5,024
Oil-Dri Corp. of America (Household Products)	54	3,093
Old National Bancorp (Banks)	3,215	44,045
Old Second Bancorp, Inc. (Banks)	476	6,455
Olema Pharmaceuticals, Inc.* (Biotechnology)	294	3,907
Olo, Inc.* - Class A (Software)	1,135	5,800
Olympic Steel, Inc. (Metals & Mining)	109	5,534
Omega Flex, Inc. (Machinery)	36	2,631
Omega Therapeutics, Inc.* (Biotechnology)	268	367
Omeros Corp.* (Pharmaceuticals)	668	795
OmniAb, Inc.* (Life Sciences Tools & Services)	1,022	4,650
Omnicell, Inc.* (Health Care Equipment & Supplies)	493	17,521
ON24, Inc. (Software)	358	2,202
ONE Gas, Inc. (Gas Utilities)	606	36,602
One Liberty Properties, Inc. (Diversified REITs)	178	3,275
OneSpan, Inc.* (Software)	439	3,468
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	915	9,589
OneWater Marine, Inc.* (Specialty Retail)	126	2,851
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	537	60,343
Ooma, Inc.* (Diversified Telecommunication Services)	261	2,848
Open Lending Corp.* (Capital Markets)	1,091	6,535
Opendoor Technologies, Inc.* (Real Estate Management & Development)	5,987	11,375
OPENLANE, Inc.* (Commercial Services & Supplies)	1,185	15,915
OPKO Health, Inc.* (Health Care Providers & Services)	4,424	5,530
OppFi, Inc.* (Consumer Finance)	119	265
OptimizeRx Corp.* (Health Care Technology)	182	1,467
Optinose, Inc.* (Pharmaceuticals)	801	905
Option Care Health, Inc.* (Health Care Providers & Services)	1,866	51,744
Orange County Bancorp, Inc. (Banks)	56	2,470
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	790	4,076
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	160	750
Orchid Island Capital, Inc. (Mortgage REITs)	484	3,040
Organogenesis Holdings, Inc.* (Biotechnology)	771	1,727
ORIC Pharmaceuticals, Inc.* (Biotechnology)	428	2,868
Origin Bancorp, Inc. (Banks)	320	9,469
Origin Materials, Inc.* (Chemicals)	1,283	1,268
Orion Office REIT, Inc. (Office REITs)	627	2,997
Orion SA (Chemicals)	615	12,485
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	587	36,124
Orrstown Financial Services, Inc. (Banks)	112	2,364
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	386	4,261
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	174	4,256
Oscar Health, Inc.* - Class A (Insurance)	1,696	8,684
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	174	18,143
Otter Tail Corp. (Electric Utilities)	453	34,854
Outbrain, Inc.* (Interactive Media & Services)	450	1,922
Outfront Media, Inc. (Specialized REITs)	1,620	15,811
Outlook Therapeutics, Inc.* (Biotechnology)	1,703	1,022
Outset Medical, Inc.* (Health Care Equipment & Supplies)	542	1,919
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	695	3,399
Overstock.com, Inc.* (Specialty Retail)	495	7,722
Ovid Therapeutics, Inc.* (Biotechnology)	654	2,322
Owens & Minor, Inc.* (Health Care Providers & Services)	815	11,679
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	165	13,926
P10, Inc. - Class A (Capital Markets)	471	4,437
P3 Health Partners, Inc.* (Health Care Providers & Services)	448	641
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,764	17,081
Pacific Premier Bancorp, Inc. (Banks)	1,042	19,798
Pacira BioSciences, Inc.* (Pharmaceuticals)	500	14,130
Pactiv Evergreen, Inc. (Containers & Packaging)	439	3,784
PacWest Bancorp (Banks)	1,291	9,140
PagerDuty, Inc.* (Software)	974	19,646
Pagseguro Digital, Ltd.* - Class A (Financial Services)	2,178	15,377
Palomar Holdings, Inc.* (Insurance)	268	13,421
PAM Transportation Services, Inc. (Ground Transportation)	68	1,174
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	399	2,310
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	361	23,472
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	607	19,922
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	293	8,553
Paragon 28, Inc.* (Health Care Equipment & Supplies)	481	4,151
Paramount Group, Inc. (Office REITs)	2,030	8,688
Park Aerospace Corp. (Aerospace & Defense)	204	2,995
Park National Corp. (Banks)	157	15,918
Parke Bancorp, Inc. (Banks)	115	1,937
Park-Ohio Holdings Corp. (Machinery)	93	2,109
Parsons Corp.* (Aerospace & Defense)	453	25,617
Pathward Financial, Inc. (Banks)	294	13,315
Patria Investments, Ltd. - Class A (Capital Markets)	597	7,695
Patrick Industries, Inc. (Automobile Components)	234	17,585
Patterson Cos., Inc. (Health Care Providers & Services)	942	28,693
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,880	49,276

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Payoneer Global, Inc.* (Financial Services)	2,908	$16,837
Paysafe, Ltd.* (Financial Services)	356	3,460
Paysign, Inc.* (Financial Services)	359	661
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,250	59,412
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	125	6,698
PCB Bancorp (Banks)	119	1,830
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	336	8,914
PDS Biotechnology Corp.* (Biotechnology)	307	1,280
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,367	32,248
Peakstone Realty Trust (Office REITs)	397	5,129
Peapack-Gladstone Financial Corp. (Banks)	187	4,370
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,333	15,903
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	923	10,578
Penns Woods Bancorp, Inc. (Banks)	76	1,602
PennyMac Financial Services, Inc. (Financial Services)	280	18,816
PennyMac Mortgage Investment Trust (Mortgage REITs)	969	12,258
Peoples Bancorp, Inc. (Banks)	372	10,260
Peoples Financial Services Corp. (Banks)	76	2,980
PepGen, Inc.* (Biotechnology)	110	563
Perdoceo Education Corp. (Diversified Consumer Services)	737	13,332
Perella Weinberg Partners (Capital Markets)	462	4,532
Perficient, Inc.* (IT Services)	376	21,880
Performant Financial Corp.* (Commercial Services & Supplies)	739	1,722
Perimeter Solutions SA* (Chemicals)	1,702	5,446
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	3,931	57,275
Perpetua Resources Corp.* (Metals & Mining)	415	1,498
PetIQ, Inc.* (Health Care Providers & Services)	300	5,631
PetMed Express, Inc. (Specialty Retail)	225	1,550
PGT Innovations, Inc.* (Building Products)	623	18,653
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	339	3,153
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	224	2,446
Phillips Edison & Co., Inc. (Retail REITs)	1,295	45,726
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	670	12,301
Phreesia, Inc.* (Health Care Technology)	566	7,732
Physicians Realty Trust (Health Care REITs)	2,611	28,355
Piedmont Lithium, Inc.* (Metals & Mining)	197	5,412
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	1,355	7,060
Pioneer Bancorp, Inc.* (Banks)	128	1,050
Piper Sandler Cos. (Capital Markets)	190	26,572
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,925	6,218
PJT Partners, Inc. - Class A (Capital Markets)	261	20,452
Planet Labs PBC* (Professional Services)	1,845	3,985
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	405	2,892
Playstudios, Inc.* (Entertainment)	939	2,657
Plexus Corp.* (Electronic Equipment, Instruments & Components)	302	29,693
Pliant Therapeutics, Inc.* (Pharmaceuticals)	620	9,095
Plumas Bancorp (Banks)	60	2,049
Plymouth Industrial REIT, Inc. (Industrial REITs)	471	9,392
PMV Pharmaceuticals, Inc.* (Biotechnology)	422	637
PNM Resources, Inc. (Electric Utilities)	941	39,767
Point Biopharma Global, Inc.* (Biotechnology)	992	12,559
PolyMet Mining Corp.* (Metals & Mining)	375	788
Ponce Financial Group, Inc.* (Banks)	224	1,743
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	497	7,430
Portland General Electric Co. (Electric Utilities)	1,066	42,661
Poseida Therapeutics, Inc.* (Biotechnology)	746	1,507
Postal Realty Trust, Inc. - Class A (Office REITs)	205	2,714
Potbelly Corp.* (Hotels, Restaurants & Leisure)	286	2,517
PotlatchDeltic Corp. (Specialized REITs)	868	37,194
Powell Industries, Inc. (Electrical Equipment)	101	7,742
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	623	43,193
PowerSchool Holdings, Inc.* (Software)	615	12,251
PRA Group, Inc.* (Consumer Finance)	423	5,207
Precigen, Inc.* (Biotechnology)	1,483	1,676
Preferred Bank (Banks)	147	8,757
Preformed Line Products Co. (Electrical Equipment)	28	3,790
Prelude Therapeutics, Inc.* (Biotechnology)	156	264
Premier Financial Corp. (Banks)	388	6,732
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	546	32,411
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	40	54
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	284	17,746
Prime Medicine, Inc.* (Biotechnology)	434	2,817
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	8	855
Primis Financial Corp. (Banks)	222	2,078
Primo Water Corp. (Beverages)	1,717	22,424
Primoris Services Corp. (Construction & Engineering)	583	17,525
Princeton Bancorp, Inc. (Banks)	56	1,680
Priority Technology Holdings, Inc.* (Financial Services)	194	728
Privia Health Group, Inc.* (Health Care Providers & Services)	1,217	25,581
ProAssurance Corp. (Insurance)	592	10,064
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	396	10,609
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	285	2,685
PROG Holdings, Inc.* (Consumer Finance)	508	13,914
Progress Software Corp. (Software)	478	24,560
Progyny, Inc.* (Health Care Providers & Services)	862	26,601
ProKidney Corp.* (Biotechnology)	494	805
ProPetro Holding Corp.* (Energy Equipment & Services)	1,082	11,339

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
PROS Holdings, Inc.* (Software)	490	$15,264
Protagonist Therapeutics, Inc.* (Biotechnology)	626	9,102
Protalix BioTherapeutics, Inc.* (Biotechnology)	729	1,217
Prothena Corp. PLC* (Biotechnology)	454	16,553
Proto Labs, Inc.* (Machinery)	289	6,823
Provident Financial Services, Inc. (Banks)	806	11,324
PTC Therapeutics, Inc.* (Biotechnology)	776	14,550
PubMatic, Inc.* - Class A (Media)	469	5,286
Pulmonx Corp.* (Health Care Equipment & Supplies)	402	3,534
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	177	800
Pure Cycle Corp.* (Water Utilities)	214	2,046
PureCycle Technologies, Inc.* (Chemicals)	1,274	5,669
Purple Innovation, Inc. (Household Durables)	602	584
Q2 Holdings, Inc.* (Software)	624	18,739
QCR Holdings, Inc. (Banks)	181	8,588
Quad/Graphics, Inc.* (Commercial Services & Supplies)	347	1,697
Quaker Chemical Corp. (Chemicals)	152	21,845
Qualys, Inc.* (Software)	408	62,405
Quanex Building Products Corp. (Building Products)	362	9,720
Quanterix Corp.* (Life Sciences Tools & Services)	386	8,384
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,116	1,339
QuinStreet, Inc.* (Interactive Media & Services)	570	6,447
Quipt Home Medical Corp.* (Health Care Providers & Services)	442	2,091
Qurate Retail, Inc.* - Class B (Broadline Retail)	14	113
Rackspace Technology, Inc.* (IT Services)	695	848
Radian Group, Inc. (Financial Services)	1,726	43,736
Radiant Logistics, Inc.* (Air Freight & Logistics)	400	2,344
RadNet, Inc.* (Health Care Providers & Services)	653	17,605
Rain Oncology, Inc.* (Pharmaceuticals)	187	200
Rallybio Corp.* (Biotechnology)	336	1,411
Ramaco Resources, Inc. - Class A (Metals & Mining)	247	2,910
Ramaco Resources, Inc. - Class B (Metals & Mining)	50	626
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,196	64,978
Ranger Energy Services, Inc. (Energy Equipment & Services)	164	1,904
Ranpak Holdings Corp.* (Containers & Packaging)	476	1,504
Rapid7, Inc.* (Software)	658	30,590
RAPT Therapeutics, Inc.* (Biotechnology)	324	4,261
Rayonier Advanced Materials, Inc.* (Chemicals)	699	1,936
RBB Bancorp (Banks)	184	2,129
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	96	5,233
RE/MAX Holdings, Inc. (Real Estate Management & Development)	192	2,066
Ready Capital Corp. (Mortgage REITs)	1,758	16,578
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	1,496	7,899
Red River Bancshares, Inc. (Banks)	52	2,417
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	174	1,408
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	522	20,645
Red Violet, Inc.* (Software)	122	2,414
Redfin Corp.* (Real Estate Management & Development)	1,166	5,434
Redwire Corp.* (Aerospace & Defense)	87	233
Redwood Trust, Inc. (Mortgage REITs)	1,250	7,850
REGENXBIO, Inc.* (Biotechnology)	446	5,749
Regional Management Corp. (Consumer Finance)	86	2,138
Relay Therapeutics, Inc.* (Biotechnology)	990	6,534
Remitly Global, Inc.* (Financial Services)	1,434	38,618
Renasant Corp. (Banks)	606	14,780
Reneo Pharmaceuticals, Inc.* (Biotechnology)	142	1,149
Rent the Runway, Inc.* - Class A (Specialty Retail)	536	288
Repay Holdings Corp.* (Financial Services)	891	5,337
Replimune Group, Inc.* (Biotechnology)	455	6,629
Republic Bancorp, Inc. - Class A (Banks)	94	4,154
Reservoir Media, Inc.* (Entertainment)	218	1,227
Resideo Technologies, Inc.* (Building Products)	1,607	23,269
Resources Connection, Inc. (Professional Services)	356	4,795
Retail Opportunity Investments Corp. (Retail REITs)	1,351	15,861
REV Group, Inc. (Machinery)	347	4,941
Revance Therapeutics, Inc.* (Pharmaceuticals)	914	7,211
REVOLUTION Medicines, Inc.* (Biotechnology)	1,112	22,018
Revolve Group, Inc.* (Specialty Retail)	450	6,188
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	170	6,462
RGC Resources, Inc. (Gas Utilities)	88	1,376
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	563	13,011
Ribbon Communications, Inc.* (Communications Equipment)	975	1,833
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	132	1,514
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,878	1,516
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	97	3,070
Rimini Street, Inc.* (Software)	575	1,248
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,316	2,290
Riot Platforms, Inc.* (Software)	1,871	18,298
RLJ Lodging Trust (Hotel & Resort REITs)	1,718	16,149
Rocket Lab USA, Inc.* (Aerospace & Defense)	3,058	12,935
Rocket Pharmaceuticals, Inc.* (Biotechnology)	615	11,132
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	76	933
Rogers Corp.* (Electronic Equipment, Instruments & Components)	190	23,349

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Rover Group, Inc.* (Diversified Consumer Services)	1,018	$6,566
RPC, Inc. (Energy Equipment & Services)	933	7,763
RPT Realty (Retail REITs)	943	10,175
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	683	24,301
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	101	4,084
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	691	2,467
RXO, Inc.* (Ground Transportation)	1,275	22,325
RxSight, Inc.* (Health Care Equipment & Supplies)	297	6,576
Ryerson Holding Corp. (Metals & Mining)	264	7,669
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	634	54,270
S&T Bancorp, Inc. (Banks)	427	11,000
Sabra Health Care REIT, Inc. (Health Care REITs)	2,540	34,645
Sabre Corp.* (Hotels, Restaurants & Leisure)	3,634	12,719
Safe Bulkers, Inc. (Marine Transportation)	740	2,324
Safehold, Inc. (Specialized REITs)	480	7,810
Safety Insurance Group, Inc. (Insurance)	157	11,802
Sage Therapeutics, Inc.* (Biotechnology)	580	10,863
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	59	216
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,178	10,013
Sana Biotechnology, Inc.* (Biotechnology)	1,023	3,028
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	42	1,155
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	350	5,548
Sandy Spring Bancorp, Inc. (Banks)	481	9,836
Sangamo Therapeutics, Inc.* (Biotechnology)	1,582	997
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	632	32,150
Sapiens International Corp. N.V. (Software)	337	8,594
Saul Centers, Inc. (Retail REITs)	128	4,451
Savara, Inc.* (Biotechnology)	991	3,627
Savers Value Village, Inc.* (Broadline Retail)	285	4,266
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	271	8,238
Schnitzer Steel Industries, Inc. (Metals & Mining)	284	6,450
Scholar Rock Holding Corp.* (Biotechnology)	476	5,598
Scholastic Corp. (Media)	300	11,070
Schrodinger, Inc.* (Health Care Technology)	598	12,977
Scilex Holding Co.* (Pharmaceuticals)	1,025	1,917
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	542	30,433
scPharmaceuticals, Inc.* (Pharmaceuticals)	317	1,696
Sculptor Capital Management, Inc. (Capital Markets)	230	2,910
Seacoast Banking Corp. of Florida (Banks)	924	18,674
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	264	3,659
Seadrill, Ltd.* (Energy Equipment & Services)	554	21,894
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	399	17,189
Security National Financial Corp.* - Class A (Financial Services)	137	947
Seer, Inc.* (Life Sciences Tools & Services)	644	1,056
Select Medical Holdings Corp. (Health Care Providers & Services)	1,140	25,912
Select Water Solutions, Inc. (Energy Equipment & Services)	891	6,629
Selecta Biosciences, Inc.* (Biotechnology)	1,275	1,594
Selective Insurance Group, Inc. (Insurance)	661	68,816
Selectquote, Inc.* (Insurance)	1,497	1,976
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	55	1,604
SEMrush Holdings, Inc.* - Class A (Software)	343	2,771
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	702	9,800
Seneca Foods Corp.* - Class A (Food Products)	58	3,170
Sensient Technologies Corp. (Chemicals)	462	26,066
Seres Therapeutics, Inc.* (Biotechnology)	1,067	1,633
Service Properties Trust (Hotel & Resort REITs)	1,809	13,115
ServisFirst Bancshares, Inc. (Banks)	559	26,362
SES AI Corp.* (Electrical Equipment)	1,370	2,480
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,263	13,716
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	414	23,201
Sharecare, Inc.* (Health Care Technology)	3,383	3,552
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	533	12,611
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	1,881	28,892
Shoe Carnival, Inc. (Specialty Retail)	200	4,576
Shore Bancshares, Inc. (Banks)	326	3,345
Shutterstock, Inc. (Interactive Media & Services)	270	10,984
SI-BONE, Inc.* (Health Care Equipment & Supplies)	382	6,498
Sierra Bancorp (Banks)	151	2,658
SIGA Technologies, Inc. (Pharmaceuticals)	505	2,576
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	237	376
Signet Jewelers, Ltd. (Specialty Retail)	489	34,147
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	349	32,171
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	422	3,169
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	194	6,615
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	105	1,864
Simmons First National Corp. - Class A (Banks)	1,386	19,695
Simpson Manufacturing Co., Inc. (Building Products)	471	62,727
Simulations Plus, Inc. (Health Care Technology)	174	6,137
Sinclair, Inc. (Media)	360	3,913
SiriusPoint, Ltd.* (Insurance)	1,003	9,880
SITE Centers Corp. (Retail REITs)	2,092	24,393
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	189	18,862

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	886	$21,902
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	792	15,761
SJW Group (Water Utilities)	350	21,868
Skillsoft Corp.* (Professional Services)	47	884
Skyline Champion Corp.* (Household Durables)	588	34,474
Skyward Specialty Insurance Group, Inc.* (Insurance)	261	7,347
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	193	951
SkyWest, Inc.* (Passenger Airlines)	482	20,327
SKYX Platforms Corp.* (Electrical Equipment)	689	1,096
SL Green Realty Corp. (Office REITs)	711	20,825
Sleep Number Corp.* (Specialty Retail)	235	3,823
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,317	53,101
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	530	7,261
SmartFinancial, Inc. (Banks)	173	3,607
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	2,021	4,871
Smith & Wesson Brands, Inc. (Leisure Products)	502	7,394
Snap One Holdings Corp.* (Household Durables)	201	1,505
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	338	3,123
SolarWinds Corp.* (Software)	559	5,148
Solid Power, Inc.* (Automobile Components)	1,701	2,245
Solo Brands, Inc.* - Class A (Leisure Products)	241	928
SomaLogic, Inc.* (Life Sciences Tools & Services)	1,658	3,697
Sonic Automotive, Inc. - Class A (Specialty Retail)	173	8,278
Sonos, Inc.* (Household Durables)	1,394	15,027
SoundHound AI, Inc.* - Class A (Software)	1,515	2,409
SoundThinking, Inc.* (Software)	104	1,569
South Plains Financial, Inc. (Banks)	132	3,540
Southern First Bancshares, Inc.* (Banks)	84	2,268
Southern Missouri Bancorp, Inc. (Banks)	94	3,802
Southern States Bancshares, Inc. (Banks)	82	1,904
Southland Holdings, Inc.* (Construction & Engineering)	44	277
Southside Bancshares, Inc. (Banks)	323	8,624
SouthState Corp. (Banks)	835	55,193
Southwest Gas Holdings, Inc. (Gas Utilities)	678	39,738
Sovos Brands, Inc.* (Food Products)	559	12,136
SP Plus Corp.* (Commercial Services & Supplies)	214	10,813
SpartanNash Co. (Consumer Staples Distribution & Retail)	379	8,524
Sphere Entertainment Co.* (Entertainment)	286	9,412
Spire, Inc. (Gas Utilities)	566	31,487
Spirit Airlines, Inc. (Passenger Airlines)	1,203	13,810
Spok Holdings, Inc. (Wireless Telecommunication Services)	195	2,907
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	416	2,117
SpringWorks Therapeutics, Inc.* (Biotechnology)	639	14,633
Sprinklr, Inc.* - Class A (Software)	1,131	15,370
Sprout Social, Inc.* - Class A (Software)	524	22,679
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,137	47,776
SPS Commerce, Inc.* (Software)	403	64,618
SPX Technologies, Inc.* (Machinery)	485	38,858
Squarespace, Inc.* - Class A (IT Services)	490	13,921
STAAR Surgical Co.* (Health Care Equipment & Supplies)	533	22,290
Stagwell, Inc.* (Media)	866	3,568
Standard Motor Products, Inc. (Automobile Components)	232	8,104
Standex International Corp. (Machinery)	130	18,664
Star Holdings* (Diversified REITs)	142	1,626
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,017	11,095
Stellar Bancorp, Inc. (Banks)	535	11,631
Stem, Inc.* (Electrical Equipment)	1,562	5,280
Stepan Co. (Chemicals)	234	17,503
StepStone Group, Inc. - Class A (Capital Markets)	591	16,725
Sterling Bancorp, Inc.* (Banks)	238	1,319
Sterling Check Corp.* (Professional Services)	344	3,846
Sterling Infrastructure, Inc.* (Construction & Engineering)	328	23,895
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	826	27,085
Stewart Information Services Corp. (Insurance)	294	12,839
Stitch Fix, Inc.* - Class A (Specialty Retail)	939	3,080
Stock Yards Bancorp, Inc. (Banks)	298	11,655
Stoke Therapeutics, Inc.* (Biotechnology)	303	1,154
StoneCo, Ltd.* - Class A (Financial Services)	3,194	31,669
Stoneridge, Inc.* (Automobile Components)	290	4,718
StoneX Group, Inc.* (Capital Markets)	196	18,683
Strategic Education, Inc. (Diversified Consumer Services)	248	20,413
Stratus Properties, Inc.* (Real Estate Management & Development)	61	1,566
Stride, Inc.* (Diversified Consumer Services)	465	25,566
Sturm Ruger & Co., Inc. (Leisure Products)	192	10,627
Summit Financial Group, Inc. (Banks)	123	2,645
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,150	6,486
Summit Materials, Inc.* - Class A (Construction Materials)	1,311	43,131
Summit Therapeutics, Inc.* (Biotechnology)	1,272	2,468
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	414	5,390
SunCoke Energy, Inc. (Metals & Mining)	917	8,721
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,107	10,107
SunOpta, Inc.* (Food Products)	997	3,828
SunPower Corp.* (Electrical Equipment)	958	4,091
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,286	21,260

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	1,496	$5,730
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	509	121,890
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	539	12,855
Surgery Partners, Inc.* (Health Care Providers & Services)	741	17,139
Surmodics, Inc.* (Health Care Equipment & Supplies)	151	4,448
Sutro Biopharma, Inc.* (Biotechnology)	659	1,812
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,060	10,950
SWK Holdings Corp.* (Financial Services)	41	662
Sylvamo Corp. (Paper & Forest Products)	399	17,675
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	433	36,225
Syndax Pharmaceuticals, Inc.* (Biotechnology)	722	10,166
System1, Inc.* (Interactive Media & Services)	359	416
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	255	2,785
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,209	18,740
Tanger Factory Outlet Centers, Inc. (Retail REITs)	1,122	25,301
Tango Therapeutics, Inc.* (Biotechnology)	489	4,108
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	342	4,696
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	90	3,056
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	259	3,688
Taylor Morrison Home Corp.* (Household Durables)	1,154	44,222
TechTarget, Inc.* (Media)	286	7,201
Teekay Corp.* (Oil, Gas & Consumable Fuels)	731	5,139
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	262	13,021
TEGNA, Inc. (Media)	2,216	32,154
Tejon Ranch Co.* (Real Estate Management & Development)	229	3,554
Tela Bio, Inc.* (Health Care Equipment & Supplies)	177	1,034
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,086	19,755
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	5,849	4,036
Tenable Holdings, Inc.* (Software)	1,253	52,764
Tenaya Therapeutics, Inc.* (Biotechnology)	502	914
Tennant Co. (Machinery)	203	15,067
Terawulf, Inc.* (Software)	1,487	1,651
Terex Corp. (Machinery)	737	33,755
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	470	2,472
Terran Orbital Corp.* (Aerospace & Defense)	936	748
Terreno Realty Corp. (Industrial REITs)	897	47,792
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,374	6,513
Texas Capital Bancshares, Inc.* (Banks)	526	28,962
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	460	22,595
TG Therapeutics, Inc.* (Biotechnology)	1,505	11,634
The Aaron's Co., Inc. (Specialty Retail)	336	2,490
The Andersons, Inc. (Consumer Staples Distribution & Retail)	353	17,696
The Bancorp, Inc.* (Banks)	580	20,677
The Bank of NT Butterfield & Son, Ltd. (Banks)	550	13,893
The Beauty Health Co.* (Personal Care Products)	897	3,633
The Brink's Co. (Commercial Services & Supplies)	506	33,831
The Buckle, Inc. (Specialty Retail)	335	11,313
The Cato Corp. - Class A (Specialty Retail)	191	1,362
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	532	16,529
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	386	7,346
The Children's Place, Inc.* (Specialty Retail)	131	3,585
The Duckhorn Portfolio, Inc.* (Beverages)	481	5,017
The E.W. Scripps Co.* - Class A (Media)	653	3,572
The Ensign Group, Inc. (Health Care Providers & Services)	599	57,863
The First Bancorp, Inc. (Banks)	108	2,530
The First Bancshares, Inc. (Banks)	336	8,138
The First of Long Island Corp. (Banks)	234	2,513
The GEO Group, Inc.* (Commercial Services & Supplies)	1,322	11,554
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,089	36,759
The Gorman-Rupp Co. (Machinery)	251	7,417
The Greenbrier Cos., Inc. (Machinery)	335	11,588
The Hackett Group, Inc. (IT Services)	274	6,107
The Hain Celestial Group, Inc.* (Food Products)	981	10,840
The Hingham Institution For Savings (Banks)	16	2,377
The Joint Corp.* (Health Care Providers & Services)	157	1,226
The Lovesac Co.* (Household Durables)	154	2,535
The Macerich Co. (Retail REITs)	2,371	23,046
The Manitowoc Co., Inc.* (Machinery)	382	4,890
The Marcus Corp. (Entertainment)	266	4,134
The ODP Corp.* (Specialty Retail)	361	16,216
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	241	1,063
The Pennant Group, Inc.* (Health Care Providers & Services)	313	3,402
The RMR Group, Inc. - Class A (Real Estate Management & Development)	169	3,806
The Shyft Group, Inc. (Machinery)	378	4,150
The Simply Good Foods Co.* (Food Products)	996	37,141
The St Joe Co. (Real Estate Management & Development)	378	17,630
The Vita Coco Co., Inc.* (Beverages)	314	8,509
The York Water Co. (Water Utilities)	157	5,663
Theravance Biopharma, Inc.* (Pharmaceuticals)	618	5,834
Thermon Group Holdings, Inc.* (Electrical Equipment)	366	9,769
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	222	511
Third Coast Bancshares, Inc.* (Banks)	141	2,187
Third Harmonic Bio, Inc.* (Pharmaceuticals)	213	1,363
Thoughtworks Holding, Inc.* (IT Services)	1,015	3,441

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ThredUp, Inc.* - Class A (Specialty Retail)	788	$2,537
Thryv Holdings, Inc.* (Media)	340	5,926
Tidewater, Inc.* (Energy Equipment & Services)	521	35,610
Tile Shop Holdings, Inc.* (Specialty Retail)	316	1,735
Tilly's, Inc.* - Class A (Specialty Retail)	245	1,985
Timberland Bancorp, Inc. (Banks)	83	2,340
TimkenSteel Corp.* (Metals & Mining)	477	9,697
Tingo Group, Inc.* (Electronic Equipment, Instruments & Components)	1,340	1,047
Tiptree, Inc. (Insurance)	263	3,974
Titan International, Inc.* (Machinery)	575	6,532
Titan Machinery, Inc.* (Trading Companies & Distributors)	226	5,614
Tompkins Financial Corp. (Banks)	152	7,612
Topgolf Callaway Brands Corp.* (Leisure Products)	1,579	19,296
Torrid Holdings, Inc.* (Specialty Retail)	134	312
Towne Bank (Banks)	770	18,434
Townsquare Media, Inc. - Class A (Media)	128	1,101
TPG RE Finance Trust, Inc. (Mortgage REITs)	758	4,177
TPI Composites, Inc.* (Electrical Equipment)	454	1,049
Traeger, Inc.* (Household Durables)	390	1,026
Transcat, Inc.* (Trading Companies & Distributors)	81	7,292
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	20	608
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	348	13,043
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	310	809
Travere Therapeutics, Inc.* (Biotechnology)	799	5,178
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	495	4,965
Tredegar Corp. (Metals & Mining)	289	1,295
TreeHouse Foods, Inc.* (Food Products)	565	23,555
Trevi Therapeutics, Inc.* (Pharmaceuticals)	457	813
Tri Pointe Homes, Inc.* (Household Durables)	1,089	27,290
TriCo Bancshares (Banks)	341	11,031
TriMas Corp. (Containers & Packaging)	455	11,016
TriNet Group, Inc.* (Professional Services)	414	42,539
Trinity Industries, Inc. (Machinery)	891	18,560
Trinseo PLC (Chemicals)	384	2,377
Triumph Financial, Inc.* (Banks)	244	15,189
Triumph Group, Inc.* (Aerospace & Defense)	707	5,274
Tronox Holdings PLC (Chemicals)	1,284	13,726
TrueBlue, Inc.* (Professional Services)	334	3,697
TrueCar, Inc.* (Interactive Media & Services)	968	1,771
Trupanion, Inc.* (Insurance)	434	8,940
TrustCo Bank Corp. (Banks)	204	5,208
Trustmark Corp. (Banks)	668	13,433
TTEC Holdings, Inc. (Professional Services)	213	4,384
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,122	12,892
Tucows, Inc.* - Class A (IT Services)	109	1,841
Turning Point Brands, Inc. (Tobacco)	188	3,769
Turnstone Biologics Corp.* (Biotechnology)	71	253
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	172	1,419
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	1,836	1,965
Tutor Perini Corp.* (Construction & Engineering)	466	3,360
Twist Bioscience Corp.* (Biotechnology)	624	9,834
Two Harbors Investment Corp. (Mortgage REITs)	1,067	12,388
Tyra Biosciences, Inc.* (Biotechnology)	153	1,775
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	160	13,458
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	827	9,982
Udemy, Inc.* (Diversified Consumer Services)	941	8,403
UFP Industries, Inc. (Building Products)	659	62,717
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	77	12,006
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	488	11,644
UMB Financial Corp. (Banks)	486	30,482
UMH Properties, Inc. (Residential REITs)	611	8,438
UniFirst Corp. (Commercial Services & Supplies)	165	27,131
Unisys Corp.* (IT Services)	730	2,029
United Bankshares, Inc. (Banks)	1,436	40,839
United Community Banks, Inc. (Banks)	1,268	28,010
United Fire Group, Inc. (Insurance)	230	4,632
United Homes Group, Inc.* (Household Durables)	60	402
United Insurance Holdings Corp.* (Insurance)	215	1,610
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	641	9,346
United States Lime & Minerals, Inc. (Construction Materials)	22	4,356
Uniti Group, Inc. (Specialized REITs)	2,614	12,024
Unitil Corp. (Multi-Utilities)	175	7,992
Unity Bancorp, Inc. (Banks)	79	1,901
Universal Corp. (Tobacco)	264	11,880
Universal Health Realty Income Trust (Health Care REITs)	141	5,420
Universal Insurance Holdings, Inc. (Insurance)	278	4,353
Universal Logistics Holdings, Inc. (Ground Transportation)	75	1,679
Universal Technical Institute, Inc.* (Diversified Consumer Services)	359	3,134
Univest Financial Corp. (Banks)	318	5,298
Upbound Group, Inc. (Specialty Retail)	605	15,766
Upstart Holdings, Inc.* (Consumer Finance)	791	19,008
Upwork, Inc.* (Professional Services)	1,357	14,181
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,036	24,014
Urban Edge Properties (Retail REITs)	1,260	19,984
Urban One, Inc.* (Media)	125	664
Urban One, Inc.* (Media)	100	543
Urban Outfitters, Inc.* (Specialty Retail)	700	24,234
UroGen Pharma, Ltd.* (Biotechnology)	214	2,399
USANA Health Sciences, Inc.* (Personal Care Products)	125	5,694
USCB Financial Holdings, Inc.* (Banks)	116	1,246
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	37	2,942

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Utz Brands, Inc. (Food Products)	790	$9,630
V2X, Inc.* (Aerospace & Defense)	126	6,435
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,182	5,284
Valaris, Ltd.* (Energy Equipment & Services)	673	44,445
Valhi, Inc. (Chemicals)	27	301
Valley National Bancorp (Banks)	4,737	36,854
Value Line, Inc. (Capital Markets)	9	369
Vanda Pharmaceuticals, Inc.* (Biotechnology)	619	2,711
Varex Imaging Corp.* (Health Care Equipment & Supplies)	425	7,671
Varonis Systems, Inc.* (Software)	1,193	40,133
Vaxcyte, Inc.* (Biotechnology)	1,028	49,446
Vaxxinity, Inc.* - Class A (Biotechnology)	468	538
Vector Group, Ltd. (Tobacco)	1,595	16,397
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	558	13,359
Velo3D, Inc.* (Machinery)	977	1,290
Velocity Financial, Inc.* (Financial Services)	96	1,109
Ventyx Biosciences, Inc.* (Pharmaceuticals)	513	7,397
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	287	2,101
Vera Therapeutics, Inc.* (Biotechnology)	371	3,866
Veracyte, Inc.* (Biotechnology)	798	16,535
Veradigm, Inc.* (Health Care Technology)	1,184	15,617
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	47	197
Vericel Corp.* (Biotechnology)	522	18,364
Verint Systems, Inc.* (Software)	685	12,885
Veris Residential, Inc. (Residential REITs)	868	11,622
Veritex Holdings, Inc. (Banks)	575	9,902
Veritiv Corp. (Trading Companies & Distributors)	144	24,395
Veritone, Inc.* (Software)	288	723
Verra Mobility Corp.* (Professional Services)	1,532	30,288
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	229	843
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	716	3,086
Verve Therapeutics, Inc.* (Biotechnology)	556	6,694
Viad Corp.* (Commercial Services & Supplies)	223	5,403
Viant Technology, Inc.* - Class A (Software)	158	852
Viavi Solutions, Inc.* (Communications Equipment)	2,427	18,882
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	769	317
Vicor Corp.* (Electrical Equipment)	244	9,453
Victory Capital Holdings, Inc. - Class A (Capital Markets)	299	8,809
Viemed Healthcare, Inc.* (Health Care Providers & Services)	374	2,360
Vigil Neuroscience, Inc.* (Biotechnology)	176	1,232
Viking Therapeutics, Inc.* (Biotechnology)	1,054	10,340
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	97	2,374
Vimeo, Inc.* (Interactive Media & Services)	1,670	5,144
Vir Biotechnology, Inc.* (Biotechnology)	918	7,280
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	2,772	4,103
Virginia National Bankshares Corp. (Banks)	52	1,598
Viridian Therapeutics, Inc.* (Biotechnology)	463	5,788
Virtus Investment Partners, Inc. (Capital Markets)	76	14,001
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,415	31,470
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	136	4,069
Vista Outdoor, Inc.* (Leisure Products)	634	15,926
Visteon Corp.* (Automobile Components)	309	35,575
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	185	9,257
Vital Farms, Inc.* (Food Products)	335	3,705
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	275	6,515
Vivid Seats, Inc.* - Class A (Entertainment)	268	1,576
Vizio Holding Corp.* - Class A (Household Durables)	832	4,235
Vor BioPharma, Inc.* (Biotechnology)	414	758
VOXX International Corp.* (Household Durables)	130	1,192
Voyager Therapeutics, Inc.* (Biotechnology)	349	2,293
VSE Corp. (Commercial Services & Supplies)	141	7,586
Vuzix Corp.* (Household Durables)	648	2,106
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,078	4,474
Wabash National Corp. (Machinery)	520	10,759
Waldencast PLC* - Class A (Personal Care Products)	396	3,041
Walker & Dunlop, Inc. (Financial Services)	349	22,615
Warby Parker, Inc.* - Class A (Specialty Retail)	929	12,058
Warrior Met Coal, Inc. (Metals & Mining)	567	27,630
Washington Federal, Inc. (Banks)	719	17,745
Washington Trust Bancorp, Inc. (Banks)	186	4,313
Waterstone Financial, Inc. (Financial Services)	202	2,182
Watts Water Technologies, Inc. - Class A (Machinery)	300	51,904
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	648	3,486
WD-40 Co. (Household Products)	149	31,499
Weatherford International PLC* (Energy Equipment & Services)	781	72,703
Weave Communications, Inc.* (Software)	360	2,578
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	181	11,783
Werner Enterprises, Inc. (Ground Transportation)	695	25,242
WesBanco, Inc. (Banks)	633	15,439
West Bancorp, Inc. (Banks)	178	2,925
Westamerica Bancorp (Banks)	284	13,416
Westrock Coffee Co.* (Food Products)	311	2,563
Weyco Group, Inc. (Distributors)	65	1,880
Whitestone REIT (Retail REITs)	534	5,313
WideOpenWest, Inc.* (Media)	557	3,921
Willdan Group, Inc.* (Professional Services)	133	2,346
Willis Lease Finance Corp.* (Trading Companies & Distributors)	35	1,564
Winmark Corp. (Specialty Retail)	31	12,503
Winnebago Industries, Inc. (Automobile Components)	322	18,660

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
WisdomTree, Inc. (Capital Markets)	1,514	$9,387
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	852	6,859
Workhorse Group, Inc.* (Automobile Components)	1,925	803
Workiva, Inc.* (Software)	536	46,680
World Acceptance Corp.* (Consumer Finance)	44	4,339
World Kinect Corp. (Oil, Gas & Consumable Fuels)	677	12,525
Worthington Industries, Inc. (Metals & Mining)	338	20,828
WSFS Financial Corp. (Banks)	672	23,789
WW International, Inc.* (Diversified Consumer Services)	598	4,676
X4 Pharmaceuticals, Inc.* (Biotechnology)	1,351	1,081
Xencor, Inc.* (Biotechnology)	636	11,035
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,206	14,026
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,460	2,672
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,259	16,166
XOMA Corp.* (Biotechnology)	80	1,508
Xometry, Inc.* - Class A (Trading Companies & Distributors)	373	5,427
XPEL, Inc.* (Automobile Components)	248	11,482
Xperi, Inc.* (Software)	468	3,973
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	271	3,867
Yelp, Inc.* (Interactive Media & Services)	739	31,177
Yext, Inc.* (Software)	1,174	7,079
Y-mAbs Therapeutics, Inc.* (Biotechnology)	404	2,157
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	639	10,454
Zeta Global Holdings Corp.* - Class A (Software)	1,509	11,770
Zevia PBC* - Class A (Beverages)	274	532
Zevra Therapeutics, Inc.* (Pharmaceuticals)	373	1,671
Ziff Davis, Inc.* (Interactive Media & Services)	517	31,257
Zimvie, Inc.* (Health Care Equipment & Supplies)	284	2,005
ZipRecruiter, Inc.* (Interactive Media & Services)	752	8,009
Zumiez, Inc.* (Specialty Retail)	174	2,859
Zuora, Inc.* - Class A (Software)	1,423	10,544
Zura Bio, Ltd.* (Biotechnology)	130	611
Zurn Elkay Water Solutions Corp. (Building Products)	1,624	42,971
Zymeworks, Inc.* (Biotechnology)	585	4,107
Zynex, Inc.* (Health Care Equipment & Supplies)	216	1,918
TOTAL COMMON STOCKS
(Cost $16,344,784)		22,897,114

Rights (0.0%)

	No. of Rights	Value
Chinook Therapeutics CVR*+(a) (Biotechnology)	750	$–
Lazydays Holdings, Inc., expiring 11/14/23*+ (Specialty Retail)	284	–
TOTAL RIGHTS
(Cost $–)		$—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(b)(c) (25.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $8,439,212	$8,438,000	$8,438,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,438,000)		8,438,000
TOTAL INVESTMENT SECURITIES
(Cost $24,782,784) - 95.0%		31,335,114
Net other assets (liabilities) - 5.0%		1,662,102
NET ASSETS - 100.0%		$32,997,216

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2023, these securities represented 0.000% of the net assets of the Fund.
(a)	On August 11, 2023, Novartis AG completed its acquisition of Chinook Therapeutics, Inc. As part of the acquisition, shareholders of Chinook Therapeutics, Inc. are entitled to a CVR per share of Chinook Therapeutics, Inc. held. The CVR has a potential cash payment of up to $4 upon completion of specific regulatory approvals for Atrasentan. Atrasentan is in late-stage clinical development to treat Immunoglobulin A Nephropathy (IgAN) and in early-stage development to treat other rare kidney diseases. Of the $4 potential cash payment, $2 is related to regulatory approvals for IgAN and $2 of is related to regulatory approvals for focal segmental glomerulosclerosis.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $4,997,000.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	27	12/18/23	$2,252,340	$(106,420)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	11/27/23	5.38%	$6,417,740	$80,186
Russell 2000 Index	Goldman Sachs International	11/27/23	5.73%	18,368,194	256,168
				$24,785,934	$336,354

iShares Russell 2000 ETF	UBS AG	11/27/23	5.13%	$4,979,515	$67,115
Russell 2000 Index	UBS AG	11/27/23	5.33%	11,057,487	162,871
				$16,037,002	$229,986
				$40,822,936	$566,340

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$224,653	0.7%
Air Freight & Logistics	56,643	0.2%
Automobile Components	345,866	1.0%
Automobiles	1,297	NM
Banks	2,032,405	6.1%
Beverages	98,105	0.3%
Biotechnology	1,463,981	4.4%
Broadline Retail	18,567	0.1%
Building Products	428,697	1.3%
Capital Markets	327,188	1.0%
Chemicals	430,127	1.3%
Commercial Services & Supplies	367,357	1.1%
Communications Equipment	141,413	0.4%
Construction & Engineering	386,854	1.2%
Construction Materials	78,736	0.2%
Consumer Finance	176,675	0.5%
Consumer Staples Distribution & Retail	138,009	0.4%
Containers & Packaging	69,977	0.2%
Distributors	4,825	NM
Diversified Consumer Services	280,798	0.9%
Diversified REITs	145,464	0.4%
Diversified Telecommunication Services	101,575	0.3%
Electric Utilities	184,183	0.6%
Electrical Equipment	315,332	1.0%
Electronic Equipment, Instruments & Components	627,435	1.9%
Energy Equipment & Services	677,301	2.1%
Entertainment	98,671	0.3%
Financial Services	543,212	1.6%
Food Products	291,451	0.9%
Gas Utilities	217,890	0.7%
Ground Transportation	107,375	0.3%
Health Care Equipment & Supplies	652,562	2.0%
Health Care Providers & Services	612,112	1.9%
Health Care REITs	148,463	0.4%
Health Care Technology	118,288	0.4%
Hotel & Resort REITs	206,323	0.6%
Hotels, Restaurants & Leisure	511,071	1.5%
Household Durables	454,946	1.4%
Household Products	81,272	0.2%
Independent Power and Renewable Electricity Producers	57,307	0.2%
Industrial Conglomerates	4,067	NM
Industrial REITs	104,390	0.3%
Insurance	452,272	1.4%
Interactive Media & Services	167,519	0.5%
IT Services	99,564	0.3%
Leisure Products	97,848	0.3%
Life Sciences Tools & Services	64,452	0.2%
Machinery	807,296	2.4%
Marine Transportation	66,634	0.2%
Media	149,230	0.5%
Metals & Mining	433,588	1.3%
Mortgage REITs	272,888	0.8%
Multi-Utilities	101,310	0.3%
Office REITs	160,291	0.5%
Oil, Gas & Consumable Fuels	1,303,200	3.9%
Paper & Forest Products	24,739	0.1%
Passenger Airlines	85,974	0.3%
Personal Care Products	212,568	0.6%
Pharmaceuticals	378,884	1.1%
Professional Services	577,605	1.8%
Real Estate Management & Development	154,554	0.5%
Residential REITs	89,987	0.3%
Retail REITs	292,681	0.9%
Semiconductors & Semiconductor Equipment	650,490	2.0%
Software	1,270,716	3.9%
Specialized REITs	103,610	0.3%
Specialty Retail	574,938	1.7%
Technology Hardware, Storage & Peripherals	179,053	0.5%
Textiles, Apparel & Luxury Goods	121,431	0.4%
Tobacco	32,284	0.1%
Trading Companies & Distributors	479,897	1.5%
Water Utilities	115,831	0.4%
Wireless Telecommunication Services	42,917	0.1%
Other **	10,100,102	30.6%
Total	$32,997,216	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (399.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $14,552,090	$14,550,000	$14,550,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,550,000)		14,550,000
TOTAL INVESTMENT SECURITIES
(Cost $14,550,000) - 399.7%		14,550,000
Net other assets (liabilities)(c) - (299.7) %		(10,909,558)
NET ASSETS - 100.0%		$3,640,442

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $355,000.
(c)	Amount includes $10,721,892 of net payable for capital shares redeemed.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.125%, due 8/15/53	Citibank North America	11/15/23	5.50%	$1,993,242	$(87,063)
30-Year U.S. Treasury Bond, 4.125%, due 8/15/53	Societe' Generale	11/15/23	5.55%	2,497,969	(115,897)
				$4,491,211	$(202,960)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Common Stocks (78.5%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	1,663	$81,138
Ameren Corp. (Multi-Utilities)	1,730	130,978
American Electric Power Co., Inc. (Electric Utilities)	3,392	256,232
American Water Works Co., Inc. (Water Utilities)	1,281	150,710
Atmos Energy Corp. (Gas Utilities)	978	105,291
CenterPoint Energy, Inc. (Multi-Utilities)	4,154	111,660
CMS Energy Corp. (Multi-Utilities)	1,920	104,333
Consolidated Edison, Inc. (Multi-Utilities)	2,272	199,459
Constellation Energy Corp. (Electric Utilities)	2,118	239,165
Dominion Energy, Inc. (Multi-Utilities)	5,509	222,123
DTE Energy Co. (Multi-Utilities)	1,358	130,884
Duke Energy Corp. (Electric Utilities)	5,074	451,028
Edison International (Electric Utilities)	2,523	159,100
Entergy Corp. (Electric Utilities)	1,393	133,157
Evergy, Inc. (Electric Utilities)	1,512	74,300
Eversource Energy (Electric Utilities)	2,298	123,609
Exelon Corp. (Electric Utilities)	6,552	255,135
FirstEnergy Corp. (Electric Utilities)	3,397	120,933
NextEra Energy, Inc. (Electric Utilities)	13,326	776,905
NiSource, Inc. (Multi-Utilities)	2,720	68,435
NRG Energy, Inc. (Electric Utilities)	1,507	63,867
PG&E Corp.* (Electric Utilities)	13,766	224,386
Pinnacle West Capital Corp. (Electric Utilities)	746	55,338
PPL Corp. (Electric Utilities)	4,852	119,214
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,286	202,582
Sempra (Multi-Utilities)	4,143	290,134
The AES Corp. (Independent Power and Renewable Electricity Producers)	4,407	65,664
The Southern Co. (Electric Utilities)	7,179	483,147
WEC Energy Group, Inc. (Multi-Utilities)	2,077	169,047
Xcel Energy, Inc. (Electric Utilities)	3,631	215,209
TOTAL COMMON STOCKS
(Cost $2,846,653)		5,783,163

Repurchase Agreements(a)(b) (17.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.19%, dated 10/31/2023, due 11/1/23, total to be received $1,298,186	$1,298,000	$1,298,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,298,000)		1,298,000
TOTAL INVESTMENT SECURITIES
(Cost $4,144,653) - 96.1%		7,081,163
Net other assets (liabilities) - 3.9%		289,217
NET ASSETS - 100.0%		$7,370,380

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2023, the aggregate amount held in a segregated account was $1,298,000.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	11/24/23	5.93%	$625,609	$31,027
S&P Utilities Select Sector Index	UBS AG	11/24/23	5.68%	4,620,209	145,143
				$5,245,818	$176,170

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of October 31, 2023:

	Value	% of Net Assets
Electric Utilities	$3,831,863	52.1%
Gas Utilities	105,291	1.4%
Independent Power and Renewable Electricity Producers	65,664	0.9%
Multi-Utilities	1,629,635	22.1%
Water Utilities	150,710	2.0%
Other **	1,587,217	21.5%
Total	$7,370,380	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

U.S. Treasury Obligation  (42.7%)

	Principal Amount	Value
U.S. Treasury Bills, 5.31%+, 11/9/23^	$30,000,000	$29,964,845
TOTAL U.S. TREASURY OBLIGATION
(Cost $29,965,045)		29,964,845
TOTAL INVESTMENT SECURITIES
(Cost $29,965,045) - 42.7%		29,964,845
Reverse Repurchase Agreements including accrued interest- (21.3)%		(14,984,706)
Net other assets (liabilities) - 78.6%		55,237,001
NET ASSETS - 100.0%		$70,217,140

+	Reflects the effective yield or interest rate in effect at October 31, 2023.
^	$14,982,450 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	266	11/27/23	$46,423,650	$6,379,690
CME Bitcoin Futures Contracts	135	1/2/24	23,773,500	177,557
			$70,197,150	$6,557,247

Short Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: October 31, 2023 (unaudited)

U.S. Treasury Obligation  (49.1%)

	Principal Amount	Value
U.S. Treasury Bills, 5.31%+, 11/9/23^	$175,000	$174,795
TOTAL U.S. TREASURY OBLIGATION
(Cost $174,797)		174,795
TOTAL INVESTMENT SECURITIES
(Cost $174,797) - 49.1%		174,795
Reverse Repurchase Agreements including accrued interest- (42.1)%		(149,847)
Net other assets (liabilities) - 93.0%		331,103
NET ASSETS - 100.0%		$356,051

+	Reflects the effective yield or interest rate in effect at October 31, 2023.
^	$149,825 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	2	11/27/23	$(349,050)	$(6,382)
CME Micro Bitcoin Futures Contracts	1	11/27/23	(3,491)	(65)
			$(352,541)	$(6,447)

October 31, 2023 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of October 31, 2023, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Agricole, 5.19%, dated 10/31/23, due 11/1/23(1)	HSBC Securities (USA), Inc., 5.12%, dated 10/31/23, due 11/1/23(2)	Natwest Markets, PLC, 5.19%, dated 10/31/23, due 11/1/23(3)	RBC Capital Markets, LLC, 5.17%, dated 10/31/23, due 11/1/23(4)	Societe Generale, 5.19%, dated 10/31/23, due 11/1/23(5)	UMB Bank, N.A., 5.07%, dated 10/31/23, due 11/1/23(6)
Access Flex Bear High Yield ProFund	$213,000	$149,000	$373,000	$213,000	$576,000	$125,000
Access Flex High Yield ProFund	197,000	138,000	345,000	197,000	532,000	115,000
Banks UltraSector ProFund	152,000	106,000	267,000	152,000	413,000	97,000
Bear ProFund	1,295,000	906,000	2,267,000	1,295,000	3,499,000	750,000
Biotechnology UltraSector ProFund	9,928,000	6,949,000	17,374,000	9,928,000	26,807,000	5,693,000
Bull ProFund	1,707,000	1,195,000	2,989,000	1,707,000	4,612,000	985,000
Communication Services UltraSector ProFund	241,000	167,000	422,000	241,000	650,000	145,000
Consumer Discretionary UltraSector ProFund	669,000	468,000	1,172,000	669,000	1,811,000	392,000
Consumer Staples UltraSector ProFund	75,000	51,000	131,000	75,000	203,000	49,000
Energy UltraSector ProFund	910,000	637,000	1,594,000	910,000	2,459,000	531,000
Europe 30 ProFund	1,000	—	2,000	1,000	3,000	3,000
Falling U.S. Dollar ProFund	118,000	82,000	206,000	118,000	319,000	74,000
Financials UltraSector ProFund	138,000	97,000	243,000	138,000	375,000	87,000
Health Care UltraSector ProFund	434,000	304,000	760,000	434,000	1,173,000	255,000
Industrials UltraSector ProFund	86,000	60,000	152,000	86,000	236,000	59,000
Internet UltraSector ProFund	1,712,000	1,198,000	2,998,000	1,712,000	4,626,000	990,000
Large-Cap Growth ProFund	8,000	6,000	15,000	8,000	23,000	8,000
Large-Cap Value ProFund	—	—	—	—	1,000	2,000
Materials UltraSector ProFund	107,000	75,000	187,000	107,000	290,000	68,000
Mid-Cap ProFund	112,000	79,000	198,000	112,000	306,000	72,000
Nasdaq-100 ProFund	8,653,000	6,057,000	15,145,000	8,653,000	23,368,000	4,966,000
Oil & Gas Equipment & Services UltraSector ProFund	514,000	359,000	901,000	514,000	1,390,000	304,000
Pharmaceuticals UltraSector ProFund	75,000	51,000	132,000	75,000	205,000	51,000
Precious Metals UltraSector ProFund	1,077,000	753,000	1,886,000	1,077,000	2,911,000	624,000
Real Estate UltraSector ProFund	96,000	68,000	171,000	96,000	263,000	63,000
Rising Rates Opportunity ProFund	3,047,000	2,132,000	5,332,000	3,047,000	8,227,000	1,749,000
Rising Rates Opportunity 10 ProFund	465,000	325,000	814,000	465,000	1,257,000	272,000
Rising U.S. Dollar ProFund	1,415,000	991,000	2,478,000	1,415,000	3,823,000	816,000
Semiconductor UltraSector ProFund	4,462,000	3,122,000	7,811,000	4,462,000	12,051,000	2,567,000
Short Energy ProFund	144,000	101,000	254,000	144,000	393,000	92,000
Short Nasdaq-100 ProFund	542,000	380,000	950,000	542,000	1,467,000	318,000
Short Precious Metals ProFund	495,000	345,000	866,000	495,000	1,335,000	290,000
Short Real Estate ProFund	403,000	282,000	706,000	403,000	1,091,000	240,000
Short Small-Cap ProFund	396,000	276,000	692,000	396,000	1,069,000	230,000
Small-Cap ProFund	1,010,000	706,000	1,769,000	1,010,000	2,731,000	589,000
Technology UltraSector ProFund	1,281,000	896,000	2,243,000	1,281,000	3,462,000	743,000
UltraBear ProFund	1,290,000	903,000	2,260,000	1,290,000	3,486,000	747,000
UltraBull ProFund	2,658,000	1,860,000	4,653,000	2,658,000	7,180,000	1,533,000
UltraChina ProFund	312,000	218,000	547,000	312,000	844,000	185,000
UltraDow 30 ProFund	679,000	475,000	1,187,000	679,000	1,833,000	393,000
UltraEmerging Markets ProFund	116,000	81,000	204,000	116,000	317,000	77,000
UltraInternational ProFund	445,000	311,000	779,000	445,000	1,203,000	262,000
UltraJapan ProFund	1,892,000	1,324,000	3,312,000	1,892,000	5,110,000	1,088,000
UltraLatin America ProFund	236,000	164,000	413,000	236,000	639,000	142,000
UltraMid-Cap ProFund	790,000	553,000	1,384,000	790,000	2,136,000	461,000
UltraNasdaq-100 ProFund	17,659,000	12,361,000	30,904,000	17,659,000	47,682,000	10,124,000
UltraShort China ProFund	195,000	136,000	343,000	195,000	530,000	120,000
UltraShort Dow 30 ProFund	371,000	259,000	649,000	371,000	1,002,000	220,000
UltraShort Emerging Markets ProFund	88,000	61,000	156,000	88,000	241,000	60,000
UltraShort International ProFund	286,000	199,000	502,000	286,000	775,000	172,000
UltraShort Japan ProFund	33,000	23,000	58,000	33,000	90,000	23,000
UltraShort Latin America ProFund	170,000	119,000	298,000	170,000	461,000	105,000
UltraShort Mid-Cap ProFund	234,000	163,000	409,000	234,000	633,000	141,000
UltraShort Nasdaq-100 ProFund	2,701,000	1,891,000	4,729,000	2,701,000	7,297,000	1,556,000
UltraShort Small-Cap ProFund	751,000	525,000	1,315,000	751,000	2,028,000	438,000
UltraSmall-Cap ProFund	1,091,000	762,000	1,910,000	1,091,000	2,949,000	635,000
U.S. Government Plus ProFund	1,883,000	1,317,000	3,295,000	1,883,000	5,085,000	1,087,000
Utilities UltraSector ProFund	166,000	116,000	292,000	166,000	453,000	105,000
	$76,224,000	$53,332,000	$133,444,000	$76,224,000	$205,931,000	$44,088,000

2 : : APPENDIX : : October 31, 2023 (unaudited)

Each repurchase agreement was fully collateralized by U.S. government securities as of October 31, 2023 as follows:

(1)	U.S. Treasury Inflation-Protected Securities (TIPS), 1.00%, due 2/15/48, total value $77,816,390.
(2)	U.S. Treasury Bonds, 4.625%, due 2/15/40, total value of $54,406,114.
(3)	U.S. Treasury Notes, 2.50%, due 4/30/24, total value $136,120,081.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 7/15/32, total value $77,756,013.
(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25% to 1.375%, due 7/15/29 to 2/15/44, which had an aggregate value of $210,065,497.
(6)	U.S. Treasury Notes, 0.25%, due 3/15/24, total value $44,977,979.

Reverse Repurchase Agreements

As of October 31, 2023, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Vaue	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	5.42%	$(14,982,450)	11/1/2023	$(14,982,450)	$(14,984,706)
Short Bitcoin Strategy ProFund	UMB Bank N.A.	5.42%	(149,825)	11/1/2023	(149,825)	(149,847)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements (7)	Collateral Pledged to Counterparty
Bitcoin Strategy ProFund	UMB Bank N.A.	$(14,984,706)	$14,982,450
Short Bitcoin Strategy ProFund	UMB Bank N.A.	(149,847)	149,825

(7)	Represents gross value and accrued interest for the counterparty as reported in the preceding table.